                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7450
                                                      --------

                             CITISTREET FUNDS, INC.
                             ----------------------
               (Exact name of registrant as specified in charter)

                    400 Atrium Drive, Somerset, NJ 08873-4172
                    -----------------------------------------
               (Address of principal executive offices) (Zip code)

                             Paul S. Feinberg, Esq.
                                    President
                             CitiStreet Funds, Inc.
                                400 Atrium Drive
                         Somerset, New Jersey 08873-4172
                         -------------------------------
                     (Name and address of agent for service)

                                    Copy To:
                              Christopher E. Palmer
                               Goodwin Procter LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001
                             ----------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 732-514-2000
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                        Date of reporting period: June 30, 2005
                                                  -------

                                      [THE
                                 CITISTREET(SM)
                                  FUNDS LOGO]

                                [GLOBE GRAPHIC]

SEMI-ANNUAL REPORT JUNE 30, 2005

CITISTREET INTERNATIONAL STOCK FUND
CITISTREET SMALL COMPANY STOCK FUND
CITISTREET LARGE COMPANY STOCK FUND
CITISTREET DIVERSIFIED BOND FUND

                                 FUND EXPENSES

        As an investor in the CitiStreet Funds through a variable contract or a qualified plan, you incur ongoing costs, including management fees and other Fund expenses. Investors in the R Shares also incur ongoing distribution and service (12b-1) fees and administrative fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in I Shares and R Shares of the Funds and to compare these costs with the ongoing costs of investing in other funds. This example does not reflect fees and charges under your variable contract or qualified plan. If contract or plan charges were included, the costs shown below would be higher. For variable contract investors, please consult the prospectus for your contract for more information about contract fees and charges. For retirement plan investors, please contact your retirement plan sponsor or recordkeeper for more information about any plan fees and charges.

        The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

        The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the Fund expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the Fund expenses you paid on your account for this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

        The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

        Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any contract or plan fees and charges, such as sales charges (loads), insurance charges or administrative or recordkeeping charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if contract or plan fees or charges were included, your costs would have been higher.

CITISTREET INTERNATIONAL STOCK FUND

                                                  BEGINNING         ENDING
                                                ACCOUNT VALUE    ACCOUNT VALUE   EXPENSES PAID
                                               JANUARY 1, 2005   JUNE 30, 2005   DURING PERIOD*
-----------------------------------------------------------------------------------------------
 I SHARES
 Actual                                           $1,000.00        $  978.60         $4.14
 Hypothetical (5% return before expenses)         $1,000.00        $  976.30         $6.40
-----------------------------------------------------------------------------------------------
 R SHARES
 Actual                                           $1,000.00        $1,028.64         $4.22
 Hypothetical (5% return before expenses)         $1,000.00        $1,025.35         $6.53
-----------------------------------------------------------------------------------------------

CITISTREET SMALL COMPANY STOCK FUND

                                                  BEGINNING         ENDING
                                                ACCOUNT VALUE    ACCOUNT VALUE   EXPENSES PAID
                                               JANUARY 1, 2005   JUNE 30, 2005   DURING PERIOD*
-----------------------------------------------------------------------------------------------
 I SHARES
 Actual                                           $1,000.00        $1,000.00         $3.64
 Hypothetical (5% return before expenses)         $1,000.00        $  997.80         $5.71
-----------------------------------------------------------------------------------------------
 R SHARES
 Actual                                           $1,000.00        $1,028.11         $3.68
 Hypothetical (5% return before expenses)         $1,000.00        $1,025.61         $5.77
-----------------------------------------------------------------------------------------------

CITISTREET LARGE COMPANY STOCK FUND

                                                  BEGINNING         ENDING
                                                ACCOUNT VALUE    ACCOUNT VALUE   EXPENSES PAID
                                               JANUARY 1, 2005   JUNE 30, 2005   DURING PERIOD*
-----------------------------------------------------------------------------------------------
 I SHARES
 Actual                                           $1,000.00        $1,006.00         $3.12
 Hypothetical (5% return before expenses)         $1,000.00        $1,004.30         $5.16
-----------------------------------------------------------------------------------------------
 R SHARES
 Actual                                           $1,000.00        $1,027.35         $3.15
 Hypothetical (5% return before expenses)         $1,000.00        $1,025.40         $5.20
-----------------------------------------------------------------------------------------------

CITISTREET DIVERSIFIED BOND FUND

                                                  BEGINNING         ENDING
                                                ACCOUNT VALUE    ACCOUNT VALUE   EXPENSES PAID
                                               JANUARY 1, 2005   JUNE 30, 2005   DURING PERIOD*
-----------------------------------------------------------------------------------------------
 I SHARES
 Actual                                           $1,000.00        $1,022.00         $2.67
 Hypothetical (5% return before expenses)         $1,000.00        $1,020.40         $4.68
-----------------------------------------------------------------------------------------------
 R SHARES
 Actual                                           $1,000.00        $1,027.08         $2.67
 Hypothetical (5% return before expenses)         $1,000.00        $1,025.37         $4.68
-----------------------------------------------------------------------------------------------

* Expenses are equal to each Shares' annualized expense ratio, shown in the table below, multiplied by the number of days in the most recent fiscal half-years/365 (to reflect the one-half year period).

                                                    ANNUALIZED EXPENSE RATIO
                                   -----------------------------------------------------------
                                    CITISTREET      CITISTREET      CITISTREET     CITISTREET
                                   INTERNATIONAL   SMALL COMPANY   LARGE COMPANY   DIVERSIFIED
                                    STOCK FUND      STOCK FUND      STOCK FUND      BOND FUND
----------------------------------------------------------------------------------------------
 I SHARES                              0.84%           0.73%           0.62%          0.53%
 R SHARES                              1.20%           1.08%           0.97%          0.88%
----------------------------------------------------------------------------------------------

Statements of Assets and Liabilities
CitiStreet Funds, Inc. / June 30, 2005 (Unaudited)

                                                               CitiStreet      CitiStreet      CitiStreet       CitiStreet
                                                              International   Small Company   Large Company    Diversified
                                                               Stock Fund      Stock Fund      Stock Fund       Bond Fund
                                                              -------------   -------------   -------------   --------------
ASSETS
 Investments in securities, at cost.........................  $558,113,001    $501,322,412    $723,678,484    $1,202,681,633
----------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (see accompanying
 Portfolio of Investments) (Note 2).........................  $569,607,811    $551,853,489    $797,091,099    $1,221,968,188
Cash........................................................            --         769,633         182,700                --
Cash, denominated in foreign currency (cost $4,171,693).....     4,121,337              --              --                --
Receivables for:
 Investment securities sold.................................     4,420,928       1,644,161      10,869,598         6,951,361
 Capital share subscriptions................................       128,486         100,775         260,533           311,808
 Interest...................................................        20,792          59,001          20,705         8,861,390
 Dividends..................................................       813,011         298,348         838,872                --
 Foreign tax reclaims.......................................        17,608              --          42,964                --
 Variation margin on open futures contracts (Note 2)........            --              --              --                --
 Unrealized appreciation on forward foreign currency
   contracts (Note 8).......................................            --              --              --                --
 Delayed delivery transactions (Note 8).....................            --              --              --                --
Prepaid expenses............................................        11,846          11,853          11,847            12,181
                                                              ------------    ------------    -------------   --------------
 Total assets...............................................   579,141,819     554,737,260     809,318,317     1,238,104,928
                                                              ------------    ------------    -------------   --------------
LIABILITIES
Payables for:
 Investment securities purchased............................     5,308,311       3,879,758       8,865,643         7,182,268
 Delayed delivery transactions (Note 7).....................            --              --              --        82,572,823
 Payable upon return of securities loaned (Note 2)..........    85,053,299     107,505,983              --       226,156,493
 Capital share redemptions..................................            --              --              --                --
 Unrealized depreciation on forward foreign currency
   contracts (Note 8).......................................            --              --              --                --
 Variation margin on open futures contracts (Note 2)........            --           6,154          49,210           136,092
 Options written (premiums received $51,485) (Note 6).......            --              --              --            57,797
Due to custodian............................................            --              --              --            77,388
Payable to Adviser..........................................        96,949          87,164         159,938           181,928
Payable to Administrator....................................         1,355             969           2,196             2,933
Payable to Distributor......................................         3,405           2,412           5,474             7,370
Payable to Directors........................................         2,874           3,516              --                --
Accrued expenses............................................       285,110         244,729         321,790           280,742
                                                              ------------    ------------    -------------   --------------
 Total liabilities..........................................    90,751,303     111,730,685       9,404,251       316,655,834
                                                              ------------    ------------    -------------   --------------
NET ASSETS..................................................  $488,390,516    $443,006,575    $799,914,066    $  921,449,094
                                                              ============    ============    =============   ==============
----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Capital shares at par.......................................  $    368,760    $    317,453    $    682,849    $      762,290
Additional paid-in capital..................................   476,134,667     333,894,099     817,667,581       861,996,596
Undistributed net investment income.........................    12,670,685       1,494,977      13,055,021        48,424,077
Accumulated net realized gain (loss) on investments, futures contracts, option contracts and foreign currency
 transactions...............................................   (12,208,580)     56,734,165    (104,829,221)       (8,659,059)
Net unrealized appreciation on investments, translation of
 assets and liabilities in foreign currencies, futures
 contracts and option contracts.............................    11,424,984      50,565,881      73,337,836        18,925,190
                                                              ------------    ------------    -------------   --------------
                                                              $488,390,516    $443,006,575    $799,914,066    $  921,449,094
                                                              ============    ============    =============   ==============
NET ASSETS ATTRIBUTABLE TO:
 I Shares...................................................  $470,913,469    $430,485,098    $771,847,251    $  883,420,048
                                                              ============    ============    =============   ==============
 R Shares...................................................  $ 17,477,047    $ 12,521,477    $ 28,066,815    $   38,029,046
                                                              ============    ============    =============   ==============
CAPITAL SHARES OUTSTANDING
 I Shares...................................................    35,548,850      30,841,632      65,874,794        73,066,650
                                                              ============    ============    =============   ==============
 R Shares...................................................     1,327,183         903,707       2,410,075         3,162,386
                                                              ============    ============    =============   ==============
NET ASSET VALUE PER SHARE
 I Shares...................................................  $      13.25    $      13.96    $      11.72    $        12.09
                                                              ============    ============    =============   ==============
 R Shares...................................................  $      13.17    $      13.86    $      11.65    $        12.03
                                                              ============    ============    =============   ==============

    The accompanying notes are an integral part of the financial statements.

Statements of Operations
CitiStreet Funds, Inc. / For the six months ended June 30, 2005 (Unaudited)

                                                               CitiStreet      CitiStreet      CitiStreet     CitiStreet
                                                              International   Small Company   Large Company   Diversified
                                                               Stock Fund      Stock Fund      Stock Fund      Bond Fund
                                                              -------------   -------------   -------------   -----------
INVESTMENT INCOME
Dividends...................................................  $  8,385,060(a) $  1,953,949(b)  $ 6,302,577(c) $   626,892
Interest....................................................           132          79,116          95,773     19,570,915
Income from securities lending..............................       218,890         112,621              --        166,747
                                                              ------------    ------------     -----------    -----------
 Total income...............................................     8,604,082       2,145,686       6,398,350     20,364,554
                                                              ------------    ------------     -----------    -----------
EXPENSES
Management fee (Note 3).....................................     1,651,375       1,263,195       2,050,757      1,917,083
Distribution fee (Note 3)...................................        18,304          13,122          29,863         40,697
Administration fee (Note 3).................................         7,322           5,249          11,945         16,279
Custodian fees..............................................       233,879         114,841         163,439        179,936
Printing expense............................................        53,360          47,391          65,286         68,313
Professional fees...........................................        41,232          37,579          54,666         60,281
Miscellaneous expenses......................................        38,483          35,275          39,733         42,029
Director's fees & expenses..................................        29,729          29,485          31,002         31,518
Transfer Agent fees.........................................        11,627          10,695          16,129         17,687
                                                              ------------    ------------     -----------    -----------
 Total expenses before directed brokerage arrangements......     2,085,311       1,556,832       2,462,820      2,373,823
LESS:
Expenses paid under directed brokerage arrangements
 (Note 4)...................................................       (14,845)         (1,045)        (30,751)            --
                                                              ------------    ------------     -----------    -----------
 Net expenses...............................................     2,070,466       1,555,787       2,432,069      2,373,823
                                                              ------------    ------------     -----------    -----------
 Net investment income......................................     6,533,616         589,899       3,966,281     17,990,731
                                                              ------------    ------------     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on:
   Investments..............................................    64,287,535      40,295,906       9,614,627      1,450,369
   Futures contracts........................................            --          31,638         (81,043)      (193,191)
   Options written..........................................            --              --              --       (168,762)
   Foreign currency transactions............................      (150,450)             --             205             --
                                                              ------------    ------------     -----------    -----------
 Total realized gain (loss).................................    64,137,085      40,327,544       9,533,789      1,088,416
                                                              ------------    ------------     -----------    -----------
 Net change in unrealized appreciation (depreciation) on:
   Investments..............................................   (81,495,404)    (40,980,062)     (8,532,759)       512,647
   Futures contracts........................................            --         (10,395)       (145,832)      (100,511)
   Options written..........................................            --              --              --       (118,409)
   Foreign currency transactions............................      (112,080)             --             108             --
                                                              ------------    ------------     -----------    -----------
 Total unrealized appreciation (depreciation)...............   (81,607,484)    (40,990,457)     (8,678,483)       293,727
                                                              ------------    ------------     -----------    -----------
 Total realized and unrealized gain (loss) on investments...   (17,470,399)       (662,913)        855,306      1,382,143
                                                              ------------    ------------     -----------    -----------
 Net increase in net assets from operations.................  $(10,936,783)   $    (73,014)    $ 4,821,587    $19,372,874
                                                              ============    ============     ===========    ===========
(a) Net of foreign taxes withheld...........................  $  1,129,676
(b) Net of foreign taxes withheld...........................  $        414
(c) Net of foreign taxes withheld...........................  $     35,540

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
CitiStreet Funds, Inc.

                                                                       CitiStreet
                                                                International Stock Fund
                                                              -----------------------------
                                                               Period ended     Year ended
                                                              June 30, 2005    December 31,
                                                               (Unaudited)         2004
                                                              --------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income.......................................   $  6,533,616    $  6,038,803
Net realized gain (loss) on security transactions, futures
 contracts, option contracts, and foreign currency
 transactions...............................................     64,137,085      28,060,420
Net increase (decrease) in unrealized appreciation
 (depreciation) of investments, futures contracts, option
 contracts and foreign currency transactions................    (81,607,484)     29,666,435
                                                               ------------    ------------
 Net increase in net assets resulting from operations.......    (10,936,783)     63,765,658
                                                               ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
 I Shares...................................................             --      (5,919,504)
 R Shares...................................................             --         (98,890)
                                                               ------------    ------------
 Total distributions to shareholders........................             --      (6,018,394)
                                                               ------------    ------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
 I Shares...................................................     22,186,110      47,627,615
 R Shares...................................................      5,884,557       8,066,019
Distributions reinvested
 I Shares...................................................             --       5,919,504
 R Shares...................................................             --          98,890
Cost of shares repurchased
 I Shares...................................................    (20,389,305)    (50,332,084)
 R Shares...................................................       (613,150)       (721,827)
                                                               ------------    ------------
 Net increase from capital share transactions...............      7,068,212      10,658,117
                                                               ------------    ------------
Net increase in net assets..................................     (3,868,571)     68,405,381
                                                               ------------    ------------
NET ASSETS
Beginning of period.........................................    492,259,087     423,853,706
                                                               ------------    ------------
End of period...............................................   $488,390,516    $492,259,087
                                                               ============    ============
Undistributed net investment income.........................   $ 12,670,685    $  6,137,069
                                                               ============    ============
CAPITAL SHARES I SHARES
Capital shares outstanding, beginning of period.............     35,418,343      35,110,391
Capital shares issued.......................................      1,656,747       3,889,749
Capital shares from distributions reinvested................             --         505,508
Capital shares redeemed.....................................     (1,526,240)     (4,087,305)
                                                               ------------    ------------
Capital shares outstanding, end of period...................     35,548,850      35,418,343
                                                               ============    ============
CAPITAL SHARES R SHARES
Capital shares outstanding, beginning of period.............        930,079         318,230
Capital shares issued.......................................        443,425         662,457
Capital shares from distributions reinvested................             --           8,467
Capital shares redeemed.....................................        (46,321)        (59,075)
                                                               ------------    ------------
Capital shares outstanding, end of period...................      1,327,183         930,079
                                                               ============    ============

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
CitiStreet Funds, Inc.

              CitiStreet                        CitiStreet                        CitiStreet
       Small Company Stock Fund          Large Company Stock Fund            Diversified Bond Fund
    -------------------------------   -------------------------------   -------------------------------
     Period ended      Year ended      Period ended      Year ended      Period ended      Year ended
    June 30, 2005     December 31,    June 30, 2005     December 31,    June 30, 2005     December 31,
     (Unaudited)          2004         (Unaudited)          2004         (Unaudited)          2004
    --------------   --------------   --------------   --------------   --------------   --------------
     $    589,899     $    869,960     $  3,966,281     $  9,088,283     $ 17,990,731     $ 30,434,729
       40,327,544       32,165,513        9,533,789       25,079,001        1,088,416       12,812,288
      (40,990,457)      23,998,415       (8,678,483)      35,644,166          293,727       (6,702,530)
     ------------     ------------     ------------     ------------     ------------     ------------
          (73,014)      57,033,888        4,821,587       69,811,450       19,372,874       36,544,487
     ------------     ------------     ------------     ------------     ------------     ------------
               --         (428,457)              --       (5,786,643)              --      (26,543,308)
               --               --               --          (85,414)              --         (641,616)
     ------------     ------------     ------------     ------------     ------------     ------------
               --         (428,457)              --       (5,872,057)              --      (27,184,924)
     ------------     ------------     ------------     ------------     ------------     ------------
       16,267,164       33,282,441       33,821,617       72,667,644       51,138,366      131,851,705
        3,260,133        5,919,051        7,267,389       13,413,772        9,902,604       20,239,743
               --          428,457               --        5,786,643               --       26,543,308
               --               --               --           85,413               --          641,616
      (13,906,159)     (36,823,623)     (17,977,196)     (37,492,505)     (19,874,938)     (33,430,399)
         (413,158)        (303,085)        (635,791)        (373,086)        (922,182)        (663,211)
     ------------     ------------     ------------     ------------     ------------     ------------
        5,207,980        2,503,241       22,476,019       54,087,881       40,243,850      145,182,762
     ------------     ------------     ------------     ------------     ------------     ------------
        5,134,966       59,108,672       27,297,606      118,027,274       59,616,724      154,542,325
     ------------     ------------     ------------     ------------     ------------     ------------
      437,871,609      378,762,937      772,616,460      654,589,186      861,832,370      707,290,045
     ------------     ------------     ------------     ------------     ------------     ------------
     $443,006,575     $437,871,609     $799,914,066     $772,616,460     $921,449,094     $861,832,370
     ============     ============     ============     ============     ============     ============
     $  1,494,977     $    905,078     $ 13,055,021     $  9,088,740     $ 48,424,077     $ 30,433,346
     ============     ============     ============     ============     ============     ============
       30,671,582       30,897,384       64,501,879       60,670,273       70,433,144       59,814,730
        1,212,522        2,645,142        2,939,546        6,719,632        4,305,679       11,177,328
               --           36,310               --          553,746               --        2,274,491
       (1,042,472)      (2,907,254)      (1,566,631)      (3,441,772)      (1,672,173)      (2,833,405)
     ------------     ------------     ------------     ------------     ------------     ------------
       30,841,632       30,671,582       65,874,794       64,501,879       73,066,650       70,433,144
     ============     ============     ============     ============     ============     ============
          690,867          240,577        1,832,982          612,474        2,403,890          677,805
          244,053          474,034          632,918        1,246,811          836,649        1,727,400
               --               --               --            8,197               --           55,122
          (31,213)         (23,744)         (55,825)         (34,500)         (78,153)         (56,437)
     ------------     ------------     ------------     ------------     ------------     ------------
          903,707          690,867        2,410,075        1,832,982        3,162,386        2,403,890
     ============     ============     ============     ============     ============     ============

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                     International Stock Fund -- I Shares
                                                    -----------------------------------------------------------------------
                                                                                     Year ended December 31,
                                                    Six months ended   ----------------------------------------------------
                                                    June 30, 2005(3)     2004       2003       2002       2001       2000
                                                    ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE
 Beginning of period..............................      $  13.54       $  11.96   $   9.27   $  12.45   $  19.58   $  22.33
                                                        --------       --------   --------   --------   --------   --------
OPERATIONS
 Net investment income(1).........................          0.18+          0.17+      0.15+      0.08       0.03       0.24
 Net realized and unrealized gain (loss) on
   investments....................................         (0.47)          1.58       2.62      (2.83)     (4.22)     (1.97)
                                                        --------       --------   --------   --------   --------   --------
 Total from investment operations.................         (0.29)          1.75       2.77      (2.75)     (4.19)     (1.73)
                                                        --------       --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.............            --          (0.17)     (0.08)     (0.07)     (0.21)     (0.18)
 Distributions from net realized gains on
   investments....................................            --             --         --      (0.36)     (2.73)     (0.84)
                                                        --------       --------   --------   --------   --------   --------
 Total distributions..............................            --          (0.17)     (0.08)     (0.43)     (2.94)     (1.02)
                                                        --------       --------   --------   --------   --------   --------
NET ASSET VALUE
 End of period....................................      $  13.25       $  13.54   $  11.96   $   9.27   $  12.45   $  19.58
                                                        ========       ========   ========   ========   ========   ========
TOTAL RETURN(2)...................................         (2.14)%        14.84%     30.04%    (22.31)%   (21.44)%    (8.03)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)......      $470,913       $479,714   $420,060   $331,996   $368,195   $344,409
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.85%(4)       0.89%      0.90%      0.90%      0.86%      0.75%
   After repayments/reimbursements and before
     directed brokerage arrangements..............          0.85%(4)       0.89%      0.90%      0.90%      0.86%      0.75%
   After repayments/reimbursements and directed
     brokerage arrangements.......................          0.84%(4)       0.88%      0.89%      0.89%      0.85%      0.74%
 Ratios of net investment income to average net
   assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          2.69%(4)       1.38%      1.50%      0.91%      0.70%      0.93%
   After repayment/reimbursements and directed
     brokerage arrangements.......................          2.70%(4)       1.39%      1.51%      0.92%      0.71%      0.94%
 Portfolio turnover rate..........................        123.93%         48.47%     48.31%     54.15%     68.20%     23.94%
---------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown. Total return is not annualized for periods of less than one year.
(3) Unaudited.
(4) Annualized.
 +  Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                   International Stock Fund -- R Shares
                                                    ------------------------------------------------------------------
                                                                          Year ended             For the period
                                                                         December 31,           October 1, 2002
                                                    Six months ended   ----------------   (commencement of operations)
                                                    June 30, 2005(5)    2004      2003        to December 31, 2002
                                                    ----------------   -------   ------   ----------------------------
NET ASSET VALUE
 Beginning of period..............................      $ 13.49        $ 11.92   $ 9.27              $ 8.67
                                                        -------        -------   ------              ------
OPERATIONS
 Net investment income (loss)(1)..................         0.17+          0.11+    0.01+              (0.01)
 Net realized and unrealized gain on
   investments....................................        (0.49)          1.59     2.71                0.61
                                                        -------        -------   ------              ------
 Total from investment operations.................        (0.32)          1.70     2.72                0.60
                                                        -------        -------   ------              ------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.............           --          (0.13)   (0.07)                 --
 Distributions from net realized gains on
   investments....................................           --             --       --                  --
                                                                            --       --                  --
 Total distributions..............................           --          (0.13)   (0.07)                 --
                                                        -------        -------   ------              ------
NET ASSET VALUE
 End of period....................................      $ 13.17        $ 13.49   $11.92              $ 9.27
                                                        =======        =======   ======              ======
TOTAL RETURN(2)...................................        (2.37)%        14.47%   29.49%               6.92%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)......      $17,477        $12,545   $3,793              $    2
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements)......................         1.21%(3)       1.24%    1.24%               1.25%(3)
   After repayments/reimbursements and before
     directed brokerage arrangements..............         1.21%(3)       1.24%    1.24%               1.25%(3)
   After repayments/reimbursements and directed
     brokerage arrangements.......................         1.20%(3)       1.23%    1.24%               1.25%(3)
 Ratios of net investment income (loss) to average
   net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................         2.54%(3)       0.93%    0.20%              (0.51)%(3)
   After repayments/reimbursements and directed
     brokerage arrangements.......................         2.54%(3)       0.94%    0.20%              (0.51)%(3)
 Portfolio turnover rate..........................       123.93%         48.47%   48.31%              54.15%(4)
----------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total Return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total return is not annualized for periods of less than one year.
(3) Annualized.
(4) Represents portfolio turnover for the fund for the entire year.
(5) Unaudited.
 +  Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                     Small Company Stock Fund -- I Shares
                                                    -----------------------------------------------------------------------
                                                                                     Year Ended December 31,
                                                    Six months ended   ----------------------------------------------------
                                                    June 30, 2005(3)     2004       2003       2002       2001       2000
                                                    ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE
 Beginning of period..............................      $  13.96       $  12.16   $   8.51   $  11.28   $  17.23   $  16.42
                                                        --------       --------   --------   --------   --------   --------
OPERATIONS
 Net investment income(1).........................          0.02+          0.03+      0.03+      0.01       0.06       0.01
 Net realized and unrealized gain on
   investments....................................         (0.02)          1.78       3.63      (2.68)     (0.15)      1.66
                                                        --------       --------   --------   --------   --------   --------
 Total from investment operations.................            --           1.81       3.66      (2.67)     (0.09)      1.67
                                                        --------       --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.............            --          (0.01)     (0.01)     (0.05)     (0.01)        --
 Distributions from net realized gains on
   investments....................................            --             --         --      (0.05)     (5.85)     (0.86)
                                                        --------       --------   --------   --------   --------   --------
 Total distributions..............................            --          (0.01)     (0.01)     (0.10)     (5.86)     (0.86)
                                                        --------       --------   --------   --------   --------   --------
NET ASSET VALUE
 End of period....................................      $  13.96       $  13.96   $  12.16   $   8.51   $  11.28   $  17.23
                                                        ========       ========   ========   ========   ========   ========
TOTAL RETURN(2)...................................          0.00%         14.94%     43.06%    (23.72)%     1.57%     10.08%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)......      $430,485       $428,279   $375,847   $221,015   $276,788   $367,278
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.73%(4)       0.74%      0.79%      0.76%      0.77%      0.84%
   After repayments/reimbursements and before
     directed brokerage arrangements..............          0.73%(4)       0.74%      0.79%      0.76%      0.77%      0.84%
   After repayments/reimbursements and directed
     brokerage arrangements.......................          0.73%(4)       0.74%      0.79%      0.76%      0.74%      0.81%
 Ratios of net investment income (loss) to average
   net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.29%(4)       0.23%      0.27%      0.24%      0.41%      0.01%
   After repayment/reimbursements and directed
     brokerage arrangements.......................          0.29%(4)       0.23%      0.27%      0.24%      0.44%      0.04%
 Portfolio turnover rate..........................         55.10%         54.17%     83.46%     52.35%     94.86%    154.61%
---------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown. Total return is not annualized for periods of less than one year.
(3) Unaudited.
(4) Annualized.
 +  Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                   Small Company Stock Fund -- R Shares
                                                    ------------------------------------------------------------------
                                                                          Year ended             For the period
                                                                         December 31,           October 1, 2002
                                                    Six months ended   ----------------   (commencement of operations)
                                                    June 30, 2005(5)    2004      2003        to December 31, 2002
                                                    ----------------   -------   ------   ----------------------------
NET ASSET VALUE
 Beginning of period..............................      $ 13.98        $ 12.12   $ 8.50              $ 8.19
                                                        -------        -------   ------              ------
OPERATIONS
 Net investment income (loss)(1)..................           --+(5)      (0.01)+  (0.01)+              0.01
 Net realized and unrealized gain (loss) on
   investments....................................        (0.12)          1.78     3.63                0.30
                                                        -------        -------   ------              ------
 Total from investment operations.................        (0.12)          1.77     3.62                0.31
                                                        -------        -------   ------              ------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.............           --             --    (0.00)(5)              --
 Distributions from net realized gains on
   investments....................................           --             --       --                  --
                                                        -------        -------   ------              ------
 Total distributions..............................           --             --    (0.00)                 --
                                                        -------        -------   ------              ------
NET ASSET VALUE
 End of period....................................      $ 13.86        $ 13.89   $12.12              $ 8.50
                                                        =======        =======   ======              ======
TOTAL RETURN(2)...................................        (0.22)%        14.60%   42.64%               3.79%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)......      $12,521        $ 9,593   $2,916              $    1
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................         1.10%(3)       1.09%    1.14%               1.11%(3)
   After repayments/reimbursements and before
     directed brokerage arrangements..............         1.10%(3)       1.09%    1.14%               1.11%(3)
   After repayments/reimbursements and directed
     brokerage arrangements.......................         1.09%(3)       1.09%    1.14%               1.11%(3)
 Ratios of net investment income (loss) to average
   net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................        (0.05)%(3)     (0.10)%  (0.10)%              0.20%(3)
   After repayments/reimbursements and directed
     brokerage arrangements.......................        (0.05)%(3)     (0.10)%  (0.10)%              0.20%(3)
 Portfolio turnover rate..........................        55.10%         54.17%   83.46%              52.35%(4)
----------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements. Total Return is calculated assuming an initial investment made at net asset (2) value at the beginning of period, all dividends and distributions are reinvested and redemptions on the last day of the period. Total return is not annualized for periods of less than one year.
(3) Annualized.
(4) Represents portfolio turnover for the fund for the entire year.
(5) Amount is less than $.005 per share.
(6) Unaudited.
 +  Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                     Large Company Stock Fund -- I Shares
                                                    -----------------------------------------------------------------------
                                                                                     Year ended December 31,
                                                    Six months ended   ----------------------------------------------------
                                                    June 30, 2005(3)     2004       2003       2002       2001       2000
                                                    ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE
 Beginning of period..............................      $  11.65       $  10.68   $   8.39   $  10.95   $  13.98   $  17.61
                                                        --------       --------   --------   --------   --------   --------
OPERATIONS
 Net investment income(1).........................          0.06+          0.14+      0.10+      0.07       0.05       0.11
 Net realized and unrealized gain (loss) on
   investments....................................          0.01           0.92       2.25      (2.57)     (2.26)     (2.66)
                                                        --------       --------   --------   --------   --------   --------
 Total from investment operations.................          0.07           1.06       2.35      (2.50)     (2.21)     (2.55)
                                                        --------       --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.............            --          (0.09)     (0.06)     (0.06)     (0.10)     (0.20)
 Distributions from net realized gains on
   investments....................................            --             --         --         --      (0.72)     (0.88)
                                                        --------       --------   --------   --------   --------   --------
 Total distributions..............................            --          (0.09)     (0.06)     (0.06)     (0.82)     (1.08)
                                                        --------       --------   --------   --------   --------   --------
NET ASSET VALUE
 End of period....................................      $  11.72       $  11.65   $  10.68   $   8.39   $  10.95   $  13.98
                                                        ========       ========   ========   ========   ========   ========
TOTAL RETURN(2)...................................          0.60%         10.04%     28.14%    (22.84)%   (15.74)%   (14.96)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)......      $771,847       $751,357   $648,073   $432,891   $472,712   $442,439
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.63%(4)       0.64%      0.63%      0.70%      0.69%      0.68%
   After repayments/reimbursements and before
     directed brokerage arrangements..............          0.63%(4)       0.64%      0.63%      0.70%      0.69%      0.68%
   After repayments/reimbursements and directed
     brokerage arrangements.......................          0.61%(4)       0.62%      0.62%      0.67%      0.68%      0.65%
 Ratios of net investment income to average net
   assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          1.03%(4)       1.30%      1.10%      0.85%      0.67%      0.83%
   After repayment/reimbursements and directed
     brokerage arrangements.......................          1.05%(4)       1.32%      1.12%      0.88%      0.68%      0.86%
 Portfolio turnover rate..........................         17.01%         37.75%     26.89%     60.04%     71.67%    157.89%
---------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown. Total return is not annualized for periods of less than one year.
(3) Unaudited.
(4) Annualized.
 +  Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                             Large Company Stock Fund -- R Shares
                                                              ------------------------------------------------------------------
                                                                                    Year ended             For the period
                                                                                   December 31,           October 1, 2002
                                                              Six months ended   ----------------   (commencement of operations)
                                                              June 30, 2005(5)    2004      2003        to December 31, 2002
                                                              ----------------   -------   ------   ----------------------------
NET ASSET VALUE
 Beginning of period........................................      $ 11.60        $ 10.64   $ 8.38              $ 7.76
                                                                  -------        -------   ------              ------
OPERATIONS
 Net investment income(1)...................................         0.04+          0.12+    0.04+               0.01
 Net unrealized and unrealized gain on investments..........         0.01           0.90     2.28                0.61
                                                                  -------        -------   ------              ------
                                                                     0.05           1.02     2.32                0.62
                                                                  -------        -------   ------              ------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.......................           --          (0.06)   (0.06)                 --
 Distributions from net realized gains on investments.......           --             --       --                  --
                                                                  -------        -------   ------              ------
 Total distributions........................................           --          (0.06)   (0.06)                 --
                                                                  -------        -------   ------              ------
NET ASSET VALUE
 End of period..............................................      $ 11.65        $ 11.60   $10.64              $ 8.38
                                                                  =======        =======   ======              ======
TOTAL RETURN(2).............................................         0.43%          9.64%   27.71%               7.99%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)....................      $28,067        $21,259   $6,516              $    2
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements...........................................         0.98%(3)       0.99%    0.98%               1.05%(3)
   After repayments/reimbursements and before directed
     brokerage arrangements.................................         0.98%(3)       0.99%    0.98%               1.05%(3)
   After repayments/reimbursements and directed brokerage
     arrangements...........................................         0.96%(3)       0.97%    0.96%               1.05%(3)
 Ratios of net investment income to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements...........................................         0.69%(3)       1.08%    0.72%               0.59%(3)
   After repayments/reimbursements and directed brokerage
     arrangements...........................................         0.71%(3)       1.10%    0.74%               0.59%(3)
 Portfolio turnover rate....................................        17.01%         37.75%   26.89%              60.04%(4)
--------------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total Return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total return is not annualized for periods of less than one year.
(3) Annualized.
(4) Represents portfolio turnover for the fund for the entire year.
(5) Unaudited.
 +  Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                        Diversified Bond Fund -- I Shares
                                                    -------------------------------------------------------------------------
                                                                                      Year ended December 31,
                                                    Six months ended   ------------------------------------------------------
                                                    June 30, 2005(5)     2004       2003       2002     2001(3)(4)   2000(4)
                                                    ----------------   --------   --------   --------   ----------   --------
NET ASSET VALUE
 Beginning of period..............................      $  11.83       $  11.69   $  11.56   $  11.06    $  10.74    $  10.18
                                                        --------       --------   --------   --------    --------    --------
OPERATIONS
 Net investment income(1).........................          0.24+          0.45+      0.47+      0.52+       0.57+       0.71
 Net realized and unrealized gain (loss) on
   investments....................................          0.02           0.09       0.16       0.45        0.16        0.49
                                                        --------       --------   --------   --------    --------    --------
 Total from investment operations.................          0.26           0.54       0.63       0.97        0.73        1.20
                                                        --------       --------   --------   --------    --------    --------
DISTRIBUTIONS
 Dividends from net investment income.............            --          (0.40)     (0.50)     (0.47)      (0.41)      (0.64)
 Distributions from net realized gains on
   investments....................................            --             --         --         --          --          --
                                                        --------       --------   --------   --------    --------    --------
 Total distributions..............................            --          (0.40)     (0.50)     (0.47)      (0.41)      (0.64)
                                                        --------       --------   --------   --------    --------    --------
NET ASSET VALUE
 End of period....................................      $  12.09       $  11.83   $  11.69   $  11.56    $  11.06    $  10.74
                                                        ========       ========   ========   ========    ========    ========
TOTAL RETURN(2)...................................          2.20%          4.65%      5.58%      8.97%       6.86%      12.35%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)......      $883,420       $833,489   $699,392   $628,639    $531,202    $284,479
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.53%(6)       0.54%      0.55%      0.56%       0.65%       0.62%
   After repayments/reimbursements and before
     directed brokerage arrangements..............          0.53%(6)       0.54%      0.55%      0.56%       0.65%       0.62%
   After repayments/reimbursements and directed
     brokerage arrangements.......................          0.53%(6)       0.54%      0.55%      0.56%       0.65%       0.62%
 Ratios of net investment income to average net
   assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          4.11%(6)       3.85%      4.09%      4.61%       5.18%       7.14%
   After repayments/reimbursements and directed
     brokerage arrangements.......................          4.11%(6)       3.85%      4.09%      4.61%       5.18%       7.14%
 Portfolio turnover rate..........................         42.62%        125.02%    197.49%    211.37%     341.70%     163.11%
-----------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect changes attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown. Total return is not annualized for periods of less than one year.
(3) The fund has adopted the provisions of the AICPA Audit Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.25% to 5.18%. Per share data and ratios/supplemental data for periods prior to January 1, 2002 have not been restated to reflect this change in presentation.
(4) Financial information prior to April 27, 2001 is that of Long-Term Bond
    Fund.
(5) Unaudited.
(6) Annualized.
 +  Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                               Diversified Bond Fund -- R Shares
                                                              -------------------------------------------------------------------
                                                                                    Year ended              For the period
                                                                                   December 31,            October 1, 2002
                                                              Six months ended   -----------------   (commencement of operations)
                                                              June 30, 2005(5)    2004      2003         to December 31, 2002
                                                              ----------------   -------   -------   ----------------------------
NET ASSET VALUE
 Beginning of period........................................      $ 11.79        $ 11.65   $ 11.55             $ 11.32
                                                                  -------        -------   -------             -------
OPERATIONS
 Net investment income(1)...................................         0.22+          0.41+     0.23+               0.11+
 Net realized and unrealized gain (loss) on investments.....         0.02           0.09      0.36                0.12
                                                                  -------        -------   -------             -------
 Total from investment operations...........................         0.24           0.50      0.59                0.23
                                                                  -------        -------   -------             -------
DISTRIBUTIONS
 Dividends from net investment income.......................           --          (0.36)    (0.49)                 --
 Distributions from net realized gains on investments.......           --             --        --                  --
                                                                  -------        -------   -------             -------
 Total distributions........................................           --          (0.36)    (0.49)                 --
                                                                  -------        -------   -------             -------
NET ASSET VALUE
 End of period..............................................      $ 12.03        $ 11.79   $ 11.65             $ 11.55
                                                                  =======        =======   =======             =======
TOTAL RETURN(2).............................................         2.04%          4.30%     5.24%               2.03%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)................      $38,029        $28,343   $ 7,898             $     2
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements...........................................         0.88%(3)       0.89%     0.90%               0.91%(3)
   After repayments/reimbursements and before directed
     brokerage arrangements.................................         0.88%(3)       0.89%     0.90%               0.91%(3)
   After repayments/reimbursements and directed brokerage
     arrangements...........................................         0.88%(3)       0.89%     0.90%               0.91%(3)
 Ratios of net investment income to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements...........................................         3.76%(3)       3.50%     3.54%               3.94%(3)
   After repayments/reimbursements and directed brokerage
     arrangements...........................................         3.76%(3)       3.50%     3.54%               3.94%(3)
 Portfolio turnover rate....................................        42.62%        125.02%   197.49%             211.37%(4)
---------------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayment and directed brokerage arrangements.
(2) Total Return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns are not annualized for periods of less than one year.
(3) Annualized.
(4) Represents portfolio turnover for the fund for the entire year.
(5) Unaudited.
 +  Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2005 (Unaudited)

Shares                                         Value
--------------------------------------------------------
COMMON STOCKS -- 97.5%
AEROSPACE & DEFENSE -- 1.1%
    235,600   BAE Systems PLC.............  $  1,206,763
     77,628   European Aeronautic Defence
              and Space Co. NV#...........     2,462,690
    310,496   Rolls-Royce Group PLC*......     1,592,846
      8,293   Safran SA...................       171,004
                                            ------------
                                               5,433,303
                                            ------------
AIRLINES -- 0.2%
  1,020,000   Air China Ltd.*.............       343,032
    156,511   British Airways PLC*........       736,226
     18,140   Qantas Airways Ltd. ........        46,413
      7,000   Singapore Airlines Ltd. ....        46,415
                                            ------------
                                               1,172,086
                                            ------------
APPAREL & TEXTILES -- 0.1%
     38,000   Teijin Ltd. ................       176,005
     26,000   Toray Industries, Inc. .....       122,832
                                            ------------
                                                 298,837
                                            ------------
AUTOMOTIVE -- 6.6%
     13,600   Bayerische Motoren Werke
              AG..........................       618,629
    104,000   Bridgestone Corp.#..........     1,989,764
     43,300   Continental AG..............     3,112,012
     31,600   DaimlerChrysler AG..........     1,279,589
      5,000   Denso Corp. ................       113,673
     71,100   Honda Motor Co. Ltd. .......     3,497,563
     94,000   Mazda Motor Corp.#..........       351,921
      4,000   NGK Spark Plug Co. Ltd. ....        46,371
    403,000   Nissan Motor Co. Ltd. ......     3,967,249
      4,100   Peugeot SA#.................       242,026
    433,300   Pirelli & C. SpA............       449,990
     77,800   Renault SA#.................     6,835,335
    171,600   TI Automotive Ltd.(a).......             0
    144,500   Toyota Motor Corp. .........     5,166,223
     79,800   Volkswagen AG#..............     3,639,605

Shares                                         Value
--------------------------------------------------------
     18,194   Volvo AB Class B#...........  $    739,019
     39,000   Yokohama Rubber Co. Ltd. ...       166,264
                                            ------------
                                              32,215,233
                                            ------------
BANKING -- 15.5%
    142,524   ABN AMRO Holding NV.........     3,498,778
     41,300   Australia & New Zealand
              Banking Group Ltd. .........       681,521
    125,144   Banca Intesa SpA............       573,535
     26,107   Banche Popolari Unite
              Scrl........................       517,195
     35,521   Banco Bilbao Vizcaya
              Argentaria SA...............       546,408
     69,800   Bank of Nova Scotia#........     2,308,633
     57,000   Bank of Yokohama Ltd. ......       327,469
    293,920   Barclays PLC................     2,918,093
     33,700   Bayerische Hypo-und
              Vereinsbank AG (HVB
              Group)*.....................       876,245
     38,800   BNP Paribas#................     2,652,060
     38,500   BOC Hong Kong (Holdings)
              Ltd. .......................        72,612
     30,200   Commonwealth Bank of
              Australia...................       870,584
     67,500   Credit Agricole SA#.........     1,705,074
    172,586   Credit Suisse Group#........     6,764,731
     48,300   Danske Bank A/S.............     1,448,971
    255,000   DBS Group Holdings Ltd. ....     2,156,183
    108,700   Depfa Bank PLC..............     1,738,408
     27,500   Deutsche Bank AG#...........     2,143,653
     26,590   Dexia.......................       583,324
    107,600   Fortis......................     2,973,491
    355,656   HBOS PLC....................     5,476,437
     81,898   HSBC Holdings PLC...........     1,306,058
     15,600   HSBC Holdings PLC#..........       249,338
     17,000   KBC Groupe SA...............     1,339,386
    520,300   Lloyds TSB Group PLC........     4,400,536
        295   Mitsubishi Tokyo Financial
              Group, Inc.#................     2,490,196

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
        144   Mizuho Financial Group,
              Inc. .......................  $    648,489
     30,164   National Australia Bank
              Ltd. .......................       704,846
    358,300   Nordea Bank AB..............     3,250,653
     16,000   Oversea-Chinese Banking
              Corp. Ltd. .................       109,923
    151,862   Royal Bank of Scotland Group
              PLC.........................     4,575,844
     43,000   Shinsei Bank Ltd. ..........       230,757
     43,768   Societe Generale#...........     4,432,304
        910   Sumitomo Mitsui Financial
              Group, Inc. ................     6,130,894
     13,551   Suncorp-Metway Ltd.#........       207,005
     31,881   The Bank of East Asia
              Ltd. .......................        93,946
     32,000   The Bank of Fukuoka Ltd.#...       188,907
     30,000   The Bank of Kyoto Ltd.#.....       254,107
     43,000   The Chiba Bank Ltd. ........       282,061
     53,000   The Joyo Bank Ltd. .........       259,112
     24,000   The Nishi-Nippon City Bank
              Ltd. .......................       104,054
      3,100   UBS AG#.....................       241,027
        340   UFJ Holdings, Inc.*.........     1,762,774
     22,000   United Overseas Bank
              Ltd. .......................       184,967
     31,200   Westpac Banking Corp. ......       472,516
     62,000   Wing Hang Bank Ltd. ........       402,410
     58,100   Wing Lung Bank Ltd. ........       436,071
                                            ------------
                                              75,591,586
                                            ------------
BUILDING & CONSTRUCTION -- 2.3%
     22,800   Actividades de
              Construcciones y Servicios
              SA#.........................       635,738
     36,418   Barratt Developments PLC....       466,848
     48,600   Berkeley Group Holdings
              PLC.........................       794,639
     21,100   Bouygues#...................       870,807
     36,000   Compagnie de Saint Gobain
              SA#.........................     1,988,946
     33,365   CSR Ltd. ...................        67,764

Shares                                         Value
--------------------------------------------------------
     28,000   Daiwa House Industry Co.
              Ltd.#.......................  $    319,251
     19,892   HeidelbergCement AG.........     1,430,364
     17,996   James Hardie Industries NV..       103,524
     28,000   Maeda Road Construction Co.
              Ltd. .......................       198,886
     50,000   Obayashi Corp. .............       266,901
    462,700   Pilkington PLC..............       989,915
     31,952   Rinker Group Ltd. ..........       337,511
     43,000   Sekisui Chemical Co.
              Ltd. .......................       294,945
     36,000   SembCorp Industries Ltd. ...        56,856
     16,000   Shimizu Corp.#..............        74,116
     50,000   Taiheiyo Cement Corp. ......       133,348
    222,700   Taylor Woodrow PLC..........     1,343,978
      7,600   Vinci SA#...................       632,061
                                            ------------
                                              11,006,398
                                            ------------
BUSINESS SERVICES & SUPPLIES -- 1.2%
     19,000   Brother Industries Ltd. ....       173,809
     99,800   Canon, Inc.#................     5,227,453
     20,000   Ricoh Co. Ltd. .............       310,774
      6,100   Seiko Epson Corp. ..........       202,693
                                            ------------
                                               5,914,729
                                            ------------
CHEMICALS -- 2.2%
     31,900   Akzo Nobel NV...............     1,251,639
     81,000   Asahi Kasei Corp. ..........       383,710
     11,683   BASF AG.....................       774,157
     39,400   Bayer AG....................     1,310,079
     15,100   DSM NV......................     1,030,867
    342,378   Imperial Chemical Industries
              PLC.........................     1,553,972
     74,500   JSR Corp. ..................     1,561,641
     22,393   Lanxess#*...................       500,774
     93,000   Mitsubishi Chemical
              Corp. ......................       270,771
    224,000   Mitsui Chemicals, Inc. .....     1,309,225
     24,000   Nippon Paint Co. Ltd. ......        88,383
     66,000   Nippon Soda Co. Ltd. .......       200,816

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      7,800   Shin-Etsu Chemical Co.
              Ltd. .......................  $    294,779
    102,000   Sinopec Shanghai
              Petrochemical Co. Ltd. .....        34,785
     22,000   Tokuyama Corp. .............       156,234
                                            ------------
                                              10,721,832
                                            ------------
COMMERCIAL SERVICES -- 0.3%
     15,136   Brambles Industries Ltd.#...        93,829
     19,000   Dai Nippon Printing Co.
              Ltd. .......................       305,302
    276,546   Hays PLC....................       639,419
     15,000   Kamigumi Co. Ltd. ..........       115,285
     19,000   Toppan Printing Co. Ltd.#...       200,893
                                            ------------
                                               1,354,728
                                            ------------
COMPUTERS & INFORMATION -- 0.4%
     12,481   Cap Gemini SA*..............       394,961
      5,900   CSK Corp.#..................       230,644
     49,000   Fujitsu Ltd. ...............       254,998
      3,100   Itochu Techno Science
              Corp. ......................       107,996
     16,400   TDK Corp. ..................     1,112,861
                                            ------------
                                               2,101,460
                                            ------------
COSMETICS & PERSONAL CARE -- 0.1%
     84,000   Bonjour Holdings Ltd. ......        40,547
      3,900   Christian Dior..............       301,296
                                            ------------
                                                 341,843
                                            ------------
DISTRIBUTION & WHOLESALE -- 0.6%
     18,255   Buhrmann NV.................       180,097
    157,000   Digital China Holdings
              Ltd.*.......................        45,750
     14,000   Esprit Holdings Ltd. .......       100,740
     16,300   Inchcape PLC................       599,312
    262,000   Itochu Corp. ...............     1,315,588
     17,800   Mitsubishi Corp. ...........       240,780
     28,000   Mitsui & Co. Ltd. ..........       263,756
     53,000   Sumitomo Corp.#.............       422,191
                                            ------------
                                               3,168,214
                                            ------------

Shares                                         Value
--------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
      2,400   Acom Co. Ltd. ..............  $    153,258
     26,150   Aiful Corp.#................     1,941,772
    152,000   Daiwa Securities Group,
              Inc. .......................       934,801
    519,211   Macquarie Airports#.........     1,411,873
      4,879   Macquarie Bank Ltd. ........       220,759
     58,203   Macquarie Infrastructure
              Group#......................       183,772
     48,700   Manulife Financial Corp. ...     2,324,743
    189,000   Nikko Cordial Corp. ........       826,026
     50,000   Nippon Shinpan Co. Ltd. ....       256,831
    220,600   Nomura Holdings, Inc. ......     2,619,309
    277,900   Old Mutual PLC..............       605,069
      2,100   Orix Corp. .................       314,008
     22,600   Promise Co. Ltd. ...........     1,442,396
    180,400   Sampo Oyj...................     2,810,389
     21,300   Sanyo Shinoan Finance Co.
              Ltd. .......................     1,458,158
      9,200   Swire Pacific Ltd. .........        81,015
      1,900   Takefuji Corp. .............       128,272
     99,607   Tomkins PLC.................       464,600
                                            ------------
                                              18,177,051
                                            ------------
DIVERSIFIED OPERATIONS -- 0.1%
     29,000   Hutchison Whampoa Ltd. .....       260,604
     15,000   Keppel Corp. Ltd.#..........       110,885
     17,000   The Wharf (Holdings)
              Ltd. .......................        59,341
                                            ------------
                                                 430,830
                                            ------------
ELECTRICAL EQUIPMENT -- 0.9%
      8,200   Casio Computer Co. Ltd. ....       106,772
    186,000   Hitachi Ltd. ...............     1,126,280
     95,000   Mitsubishi Electric
              Corp. ......................       500,932
    129,000   Sharp Corp. ................     2,008,019

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
     16,000   Sumitomo Electric Industries
              Ltd. .......................  $    162,483
     94,000   Toshiba Corp.#..............       372,490
                                            ------------
                                               4,276,976
                                            ------------
ELECTRONICS -- 1.2%
      1,700   Advantest Corp. ............       124,606
     18,000   Elec & Eltek International
              Co. Ltd. ...................        45,721
     28,900   Epcos AG*...................       360,839
     50,000   Flextronics International
              Ltd.*.......................       660,500
      6,400   Hosiden Corp. ..............        64,728
     18,100   Kyocera Corp. ..............     1,379,139
     50,000   NEC Corp. ..................       268,700
     96,000   Nippon Electric Glass Co.
              Ltd. .......................     1,438,228
     35,000   Secom Co. Ltd. .............     1,499,320
                                            ------------
                                               5,841,781
                                            ------------
ENTERTAINMENT & LEISURE -- 1.1%
     15,200   Aristocrat Leisure Ltd.#....       133,463
     15,216   Carnival PLC................       864,689
     56,700   Gestevision Telecinco
              SA#*........................     1,321,473
     22,000   Greek Organisation of
              Football Prognostics SA.....       632,005
     11,800   Sankyo Co. Ltd. ............       546,639
     10,300   Sega Sammy Holdings,
              Inc. .......................       629,017
     37,000   TUI AG#.....................       912,924
     13,900   Yamaha Motor Co. Ltd.#......       253,010
                                            ------------
                                               5,293,220
                                            ------------
FOOD, BEVERAGE & TOBACCO -- 5.5%
     33,700   Altadis SA#.................     1,408,276
     24,321   British American Tobacco
              PLC.........................       470,056
     12,777   Carrefour SA................       616,413

Shares                                         Value
--------------------------------------------------------
     13,700   Casino Guichard-Perrachon et
              Compagnie SA#...............  $    959,370
      3,066   Colruyt SA..................       417,227
     30,100   Delhaize Group..............     1,804,346
     25,169   Diageo PLC..................       372,526
     33,461   Foster's Group Ltd. ........       135,273
     83,609   Imperial Tobacco Group PLC..     2,246,734
    576,600   J Sainsbury PLC.............     2,939,710
        197   Japan Tobacco, Inc. ........     2,625,491
     34,556   Koninklijke Ahold NV*.......       283,072
     67,000   Meiji Seika Kaisha Ltd. ....       329,056
     25,200   Metro AG#...................     1,247,093
      8,500   Nestle SA#..................     2,170,243
     35,000   Nichirei Corp. .............       135,785
     93,000   Nippon Meat Packers,
              Inc. .......................     1,077,859
      7,900   Orkla ASA...................       289,763
     85,900   SABMiller PLC...............     1,337,354
     39,000   Sapporo Holdings Ltd.#......       187,427
     55,100   Somerfield PLC..............       188,637
    238,000   Tate & Lyle PLC#............     2,030,163
    125,400   Tesco PLC...................       714,690
     14,000   The Nisshin Oillio Group
              Ltd. .......................        78,101
     17,884   Unilever NV.................     1,157,459
     44,800   Unilever PLC................       430,835
    320,600   WM Morrison Supermarkets
              PLC.........................     1,064,251
     25,400   Woolworths Ltd.#............       318,036
                                            ------------
                                              27,035,246
                                            ------------
FOREST PRODUCTS & PAPER -- 0.1%
         20   Nippon Paper Group, Inc. ...        73,322
     84,000   Rengo Co. Ltd.#.............       446,755
                                            ------------
                                                 520,077
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
HEALTH CARE -- 0.3%
     14,300   Fresenius Medical Care AG#..  $  1,220,427
      4,500   Phonak AG...................       168,102
      4,800   Terumo Corp. ...............       137,876
                                            ------------
                                               1,526,405
                                            ------------
HOTELS & RESTAURANTS -- 0.3%
     10,429   Accor SA#...................       487,006
     78,320   Intercontinental Hotels
              Group PLC...................       985,821
     40,000   Shangri-La Asia Ltd.#.......        61,782
                                            ------------
                                               1,534,609
                                            ------------
HOUSEHOLD PRODUCTS -- 1.3%
    148,000   Matsushita Electric
              Industrial Co. Ltd. ........     2,245,668
     73,200   Pioneer Corp.#..............     1,100,439
     46,100   Reckitt Benckiser PLC.......     1,355,297
     12,700   Sony Corp.#.................       437,350
     50,500   Thomson#....................     1,201,723
                                            ------------
                                               6,340,477
                                            ------------
INDUSTRIAL MACHINERY -- 1.3%
     46,000   Amada Co. Ltd. .............       311,140
     76,000   Komatsu Ltd. ...............       586,753
     77,000   Kubota Corp. ...............       420,292
     20,000   Makita Corp. ...............       390,845
     60,011   MAN AG#.....................     2,482,854
     33,000   NSK Ltd. ...................       168,819
    342,000   Sumitomo Heavy Industries
              Ltd. .......................     1,632,746
    420,000   Sun East Technology
              (Holdings) Ltd. ............        38,758
     23,000   Techtronic Industries Co.
              Ltd.#.......................        57,935
     38,000   Weichai Power Co. Ltd. .....       112,193
                                            ------------
                                               6,202,335
                                            ------------

Shares                                         Value
--------------------------------------------------------
INSURANCE -- 7.4%
    110,941   Aegon NV....................  $  1,429,856
     81,000   Aioi Insurance Co. Ltd. ....       412,540
     19,706   Allianz AG Holding..........     2,255,128
     59,900   Assicurazioni Generali
              SpA#........................     1,864,446
     29,800   Assurance Generale de
              France#.....................     2,434,470
    196,200   Aviva PLC...................     2,179,543
      5,565   Baloise-Holding AG..........       276,789
    309,980   Friends Provident PLC.......     1,009,040
    316,795   ING Groep NV................     8,910,347
     28,541   Insurance Australia Group
              Ltd. .......................       130,097
        194   Millea Holdings, Inc. ......     2,612,677
     40,600   Muenchener
              Rueckversicherungs-
              Gesellschaft AG.............     4,322,883
     23,631   Promina Group Ltd. .........        84,422
    204,100   Prudential PLC..............     1,805,903
     13,849   QBE Insurance Group Ltd.#...       168,602
    591,000   Royal & Sun Alliance
              Insurance Group PLC.........       884,954
     11,200   Swiss Reinsurance...........       685,799
     33,700   T&D Holdings, Inc. .........     1,576,358
     18,856   Zurich Financial Services
              AG*.........................     3,235,339
                                            ------------
                                              36,279,193
                                            ------------
MANUFACTURING -- 0.8%
      9,000   Fuji Photo Film Co. Ltd. ...       292,795
    253,000   Kawasaki Heavy Industries
              Ltd.#.......................       483,377
     44,000   Mitsubishi Heavy Industries
              Ltd. .......................       114,760
     38,200   Siemens AG#.................     2,776,360
      4,127   Wesfarmers Ltd. ............       125,203
                                            ------------
                                               3,792,495
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
METALS & MINING -- 5.5%
    489,070   Alumina Ltd. ...............  $  2,062,669
    242,998   Arcelor#....................     4,741,273
    140,300   BHP Billiton Ltd. ..........     1,919,653
     66,222   BHP Billiton PLC............       849,884
    220,600   Bluescope Steel Ltd. .......     1,367,704
     97,600   JFE Holdings, Inc. .........     2,398,625
    756,000   Kobe Steel Ltd.#............     1,420,442
     68,000   Mitsubishi Materials
              Corp.#......................       159,695
     50,000   Mitsui Mining & Smelting Co.
              Ltd. .......................       233,606
    238,000   Nippon Steel Corp. .........       550,428
     53,000   Nisshin Steel Co. Ltd. .....       132,297
     11,431   OneSteel Ltd. ..............        22,928
     31,600   Placer Dome, Inc.#..........       486,008
      3,518   Rio Tinto Ltd.#.............       119,386
     54,800   Rio Tinto PLC...............     1,669,433
     24,000   SKF AB Class B..............       244,901
    967,000   Sumitomo Metal Industries
              Ltd. .......................     1,637,957
     32,400   Teck Cominco Ltd. Class B...     1,092,776
     34,961   ThyssenKrupp AG#............       605,820
    468,200   WMC Resources Ltd.(b).......     2,785,082
    120,459   Xstrata PLC.................     2,315,948
     30,200   Zinifex Ltd.*...............        69,176
                                            ------------
                                              26,885,691
                                            ------------
MULTIMEDIA -- 1.1%
    213,200   ITV PLC.....................       469,357
     71,000   Reuters Group PLC...........       500,778
     32,000   Singapore Press Holdings
              Ltd. .......................        81,519
     85,129   Trinity Mirror PLC..........       939,200
     19,542   United Business Media PLC...       173,109
     86,296   Vivendi Universal SA#.......     2,701,789
     15,800   VNU NV......................       439,229
                                            ------------
                                               5,304,981
                                            ------------

Shares                                         Value
--------------------------------------------------------
OIL & GAS -- 9.8%
    717,030   BP PLC......................  $  7,460,561
     45,900   Canadian Natural Resources
              Ltd. .......................     1,662,691
    319,286   ENI SpA#....................     8,195,216
         10   INPEX Corp. ................        56,196
    318,000   Nippon Mining Holdings,
              Inc. .......................     1,797,477
      5,700   Norsk Hydro ASA.............       520,563
     91,168   Oil Search Ltd. ............       211,770
      6,200   OMV AG......................     2,696,126
    347,700   Repsol YPF#.................     8,848,223
    108,643   Royal Dutch Petroleum Co.#..     7,069,041
     26,154   Santos Ltd. ................       224,881
     25,200   Showa Shell Sekiyu KK#......       251,715
    403,700   The Shell Transport &
              Trading Co. PLC.............     3,913,031
     20,700   Total SA#...................     4,846,364
      8,606   Woodside Petroleum Ltd. ....       191,076
                                            ------------
                                              47,944,931
                                            ------------
PHARMACEUTICALS -- 7.0%
     54,600   Alliance Unichem PLC........       829,704
     14,600   Altana AG#..................       834,006
      3,800   Astellas Pharma, Inc. ......       129,680
     53,873   AstraZeneca PLC.............     2,227,511
      3,336   CSL Ltd. ...................        85,196
    411,277   GlaxoSmithKline PLC.........     9,928,961
     21,000   H. Lundbeck A/S#............       528,678
     16,900   Merck KGaA..................     1,342,388
     96,100   Novartis AG#................     4,560,186
      3,500   Ono Pharmaceuticals Co.
              Ltd. .......................       165,363
     17,100   Roche Holding AG............     2,154,454
     15,800   Sankyo Co. Ltd.#............       302,387
     87,386   Sanofi-Aventis#.............     7,152,395
     33,285   Schering AG.................     2,037,927
     21,400   Shire Pharmaceuticals Group
              PLC.........................       234,445

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
     15,000   Taisho Pharmaceutical Co.
              Ltd. .......................  $    290,968
     25,900   Takeda Pharmaceutical Co.
              Ltd. .......................     1,280,547
     17,000   Tanabe Seiyaku Co. Ltd. ....       163,919
                                            ------------
                                              34,248,715
                                            ------------
REAL ESTATE -- 1.8%
     28,000   CapitaMall Trust............        39,460
     22,000   Cheung Kong Holdings Ltd. ..       212,659
     31,000   City Developments Ltd. .....       137,269
     36,000   Daiwa Kosho Lease Co.
              Ltd. .......................       193,628
    168,000   DB RREEF Trust..............       174,304
    103,000   Far East Consortium
              International Ltd. .........        43,133
     61,524   General Property Trust......       170,575
     28,000   Hang Lung Properties
              Ltd. .......................        41,132
     11,000   Henderson Land Development
              Co. Ltd.#...................        52,549
     30,500   Kerry Properties Ltd.#......        68,042
    130,200   Land Securities Group PLC...     3,236,711
      7,619   Lend Lease Corp. Ltd. ......        75,037
     78,600   Leopalace21 Corp. ..........     1,301,152
     42,100   Macquarie Goodman Group.....       130,622
    195,000   Mitsubishi Estate Co.
              Ltd. .......................     2,133,879
     11,000   Sumitomo Realty &
              Development Co. Ltd. .......       122,545
     18,000   Sun Hung Kai Properties
              Ltd. .......................       177,031
      2,200   United Overseas Land
              Ltd. .......................         2,971
     33,525   Westfield Group.............       451,758
                                            ------------
                                               8,764,457
                                            ------------
RETAIL -- 2.9%
      3,800   Autobacs Seven Co. Ltd.#....       127,214
     20,600   Circle K Sunkus Co. Ltd. ...       462,723
     13,344   Coles Myer Ltd. ............        93,607

Shares                                         Value
--------------------------------------------------------
      7,200   FamilyMart Co. Ltd. ........  $    206,080
     26,000   Hankyu Department Stores,
              Inc.#.......................       163,899
     13,550   Hennes & Mauritz AB Class
              B...........................       476,269
     35,900   Ito-Yokado Co. Ltd. ........     1,183,997
     27,000   KarstadtQuelle AG#*.........       359,370
     85,100   Kesa Electricals PLC........       424,582
    377,100   Kingfisher PLC..............     1,653,987
     36,000   Lifestyle International
              Holdings Ltd. ..............        59,086
     85,100   Marui Co. Ltd. .............     1,139,654
    196,700   Mitchells & Butlers PLC.....     1,173,143
     32,000   Mitsukoshi Ltd. ............       143,430
      7,381   Next PLC....................       198,908
     15,672   PPR SA......................     1,609,907
     98,300   Punch Taverns PLC...........     1,286,885
     40,700   Seven-Eleven Japan Co.
              Ltd. .......................     1,125,816
     10,000   UNY Co. Ltd. ...............       113,166
     87,942   Whitbread PLC...............     1,497,553
    931,000   Woolworths Group PLC........       615,970
                                            ------------
                                              14,115,246
                                            ------------
SEMICONDUCTORS -- 1.0%
    102,600   ARM Holdings PLC............       207,444
     12,800   ASML Holding NV*............       200,042
     50,000   Infineon Technologies
              AG#*........................       464,107
     18,700   Micronas Semiconductor
              Holding AG*.................       704,015
     16,300   Rohm Co. Ltd. ..............     1,563,826
     55,000   STATS ChipPAC Ltd.*.........        39,275
     10,400   STMicroelectronics NV#......       165,483
     24,900   Tokyo Electron Ltd. ........     1,305,513
                                            ------------
                                               4,649,705
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
SOFTWARE -- 0.6%
      3,700   Nihon Unisys Ltd. ..........  $     36,664
     91,154   Sage Group PLC..............       364,102
     14,890   SAP AG#.....................     2,585,733
                                            ------------
                                               2,986,499
                                            ------------
TELECOMMUNICATIONS -- 7.3%
    147,900   Alcatel#*...................     1,612,160
    280,900   BT Group PLC................     1,153,317
    255,500   Cable & Wireless PLC........       679,908
     65,500   China Mobile (Hong Kong)
              Ltd. .......................       242,155
    182,000   China Telecom Corp. Ltd. ...        64,427
    137,625   France Telecom SA#..........     3,997,266
     89,900   Hellenic Telecommunication
              Organisation*...............     1,733,967
         48   KDDI Corp. .................       221,467
        128   Nippon Telegraph & Telephone
              Corp. ......................       548,615
    180,700   Nokia OYJ...................     3,006,429
     35,500   Nokia OYJ (ADR).............       590,720
         52   NTT Data Corp.#.............       176,475
        287   NTT DoCoMo, Inc. ...........       421,902
    458,736   O2 PLC*.....................     1,117,568
     64,000   Oki Electric Industry Co.
              Ltd.#.......................       224,315
     97,200   Royal KPN NV................     2,443,611
    231,500   Royal KPN NV................     1,938,516
     70,800   SES Global..................     1,066,531
  1,521,000   Singapore Telecommunications
              Ltd. .......................     2,499,003
      3,900   Swisscom AG#................     1,268,797
     39,500   Tandberg Television ASA*....       483,424
     36,490   Telecom Corp. of New Zealand
              Ltd. .......................       152,405
    847,744   Telefon AB LM Ericsson#.....     2,710,866
    177,840   Telefonica SA#..............     2,903,004
     52,280   Telstra Corp. Ltd. .........       201,235

Shares                                         Value
--------------------------------------------------------
     98,000   Tencent Holdings Ltd. ......  $     73,899
  1,720,400   Vodafone Group PLC..........     4,182,855
                                            ------------
                                              35,714,837
                                            ------------
TRANSPORTATION -- 1.2%
         24   A P Moeller -- Maersk
              Group.......................       227,868
     42,000   ComfortDelGro Corp. Ltd. ...        41,931
     19,587   Deutsche Post AG............       457,233
        700   East Japan Railway Co. .....     3,588,546
     46,000   Fukuyama Transporting Co.
              Ltd. .......................       180,853
     46,000   Kawasaki Kisen Kaisha
              Ltd.#.......................       270,977
     29,000   Mitsui OSK Lines Ltd.#......       177,628
     51,000   Neptune Orient Lines
              Ltd. .......................       113,997
     66,000   Nippon Express Co. Ltd. ....       285,383
    162,907   Stagecoach Group PLC........       343,509
         40   West Japan Railway Co. .....       137,230
      3,000   Yamato Transport Co.
              Ltd. .......................        41,768
                                            ------------
                                               5,866,923
                                            ------------
UTILITIES-ELECTRIC -- 4.0%
      8,900   Chubu Electric Power Co.,
              Inc.#.......................       213,158
      9,600   Chugoku Electric Power
              Co. ........................       187,101
     12,000   CLP Holdings Ltd. ..........        68,871
     53,488   E.ON AG.....................     4,747,491
      6,000   Electric Power Development
              Co. Ltd. ...................       172,799
    107,900   Endesa SA#..................     2,524,706
    236,300   ENEL SpA#...................     2,053,310
    253,400   Energias de Portugal SA.....       637,211
    144,000   Huadian Power International
              Corp. Ltd. .................        40,542
    384,000   International Power PLC*....     1,417,320
     21,000   Kansai Electric Power Co.,
              Inc. .......................       421,799
    178,600   National Grid Transco PLC...     1,728,073
     21,500   RWE AG......................     1,381,510

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
    101,300   The Tokyo Electric Power
              Co., Inc. ..................  $  2,418,008
     12,300   Tohoku Electric Power Co.,
              Inc. .......................       262,448
     47,400   Union Fenosa SA#............     1,440,125
                                            ------------
                                              19,714,472
                                            ------------
UTILITIES-GAS -- 0.2%
     63,000   Hong Kong & China Gas
              Ltd. .......................       128,183
    291,000   Tokyo Gas Co. Ltd.#.........     1,086,494
                                            ------------
                                               1,214,677
                                            ------------
UTILITIES-WATER -- 0.5%
     70,112   Suez SA#....................     1,895,807
     41,300   United Utilities PLC........       487,374
                                            ------------
                                               2,383,181
                                            ------------
TOTAL COMMON STOCKS
  (Cost $464,882,778).....................   476,365,259
                                            ------------
RIGHTS -- 0.0%
      3,200   Oversea-Chinese Banking
              Corp. Ltd.*.................        12,329
                                            ------------
TOTAL RIGHTS
  (Cost $0)...............................        12,329
                                            ------------
 Principal
  Amount                                       Value
--------------------------------------------------------
GOVERNMENT OBLIGATIONS -- 0.3%
              Federal Republic of Germany
$   495,549   3.250%, 04/17/09(c).........       623,233
    558,050   4.250%, 01/04/14(c).........       751,323
                                            ------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $1,374,556).......................     1,374,556
                                            ------------

 Principal
  Amount                                       Value
--------------------------------------------------------

SHORT-TERM INVESTMENTS -- 18.8%
COLLATERAL FOR SECURITIES ON LOAN -- 17.1%
$83,678,743   State Street Navigator
              Securities Lending Prime
              Portfolio 3.196%(b)(d)(e)...  $ 83,678,743
                                            ------------
MUTUAL FUND -- 1.7%
  8,176,924   Goldman Sachs Prime
              Obligations Fund
              3.048%(b)...................     8,176,924
                                            ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $91,855,667)......................    91,855,667
                                            ------------
TOTAL INVESTMENTS -- 116.6%
  (Cost $558,113,001).....................   569,607,811
                                            ------------
Liabilities in excess of other
assets -- (16.6)%.........................   (81,217,295)
                                            ------------
TOTAL NET ASSETS -- 100.0%................  $488,390,516
                                            ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:
*  --  Non-income producing security.
#  --  Represents security, or portion thereof, on loan as of June 30, 2005.
(a) -- Represents a security which is fair-valued.
(b) -- Rate quoted represents the seven day yield of the Fund.
(c) -- Represents security received, in lieu of cash, for securities on loan.
(d) -- Represents security purchased with cash collateral received for securities on loan.
(e) -- Indicates an affiliated issuer.

SECURITY ABBREVIATION:
ADR -- American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2005 (Unaudited) (continued)

                            Percentage of
COUNTRY                      Net Assets
-----------------------------------------
Japan.....................       20.4%
United Kingdom............       17.9
United States.............       16.1
France....................        8.7
Germany...................        8.3
Netherlands...............        5.7
Switzerland...............        4.3
Spain.....................        3.4
Australia.................        2.9
Italy.....................        2.4
Canada....................        1.4
Sweden....................        1.3
Belgium...................        1.2
Finland...................        1.1

                            Percentage of
COUNTRY                      Net Assets
-----------------------------------------
Singapore.................        1.1
Luxembourg................        1.0
Hong Kong.................        0.5
Austria...................        0.5
Greece....................        0.4
Denmark...................        0.4
Ireland...................        0.3
Norway....................        0.2
China.....................        0.1
Portugal..................        0.1
Papua N. Guinea...........        0.0*
New Zealand...............        0.0*
                                -----
  TOTAL                         100.0%
                                =====

---------------

* Percentage is less than 0.1%

INTERNATIONAL STOCK FUND                         As of June 30, 2005 (Unaudited)

PORTFOLIO SECTOR INFORMATION

Reflected as a percentage of total long-term investments

(BAR CHART)

Japan                                                                            24.3
United Kingdom                                                                   21.3
France                                                                           10.4
Germany                                                                           9.9
Netherlands                                                                       6.8
Switzerland                                                                       5.2
Spain                                                                             4.1
Australia                                                                         3.5
Italy                                                                             2.9
Canada                                                                            1.6
Sweden                                                                            1.6
Belgium                                                                           1.5
Finland                                                                           1.3
Singapore                                                                         1.3
Luxembourg                                                                        1.2
Hong Kong                                                                         0.6
Austria                                                                           0.6
Greece                                                                            0.5
Denmark                                                                           0.5
Ireland                                                                           0.4
Norway                                                                            0.3
China                                                                             0.1
Portugal                                                                          0.1
Papua N. Guinea                                                                     0
New Zealand                                                                         0

---------------

* Percentage is less than 0.1%

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited)


Shares                                         Value
--------------------------------------------------------
COMMON STOCKS -- 96.7%
ADVERTISING -- 0.1%
       1,797   Advo, Inc. ...............  $      57,234
       3,226   Catalina Marketing
               Corp.#....................         81,973
       1,100   FTD Group, Inc.#*.........         12,485
       1,100   Greenfield Online,
               Inc.#*....................         13,365
       3,414   Harte-Hanks, Inc. ........        101,498
       5,000   Lamar Advertising Co.*....        213,850
       1,328   Marchex, Inc. Class B#*...         19,973
       1,565   RH Donnelley Corp.*.......         96,999
       1,176   Valuevision Media,
               Inc.*.....................         14,124
       1,165   Ventiv Health, Inc.*......         22,461
                                           -------------
                                                 633,962
                                           -------------
AEROSPACE & DEFENSE -- 0.7%
       2,105   AAR Corp.*................         33,069
      21,219   Alliant Techsystems,
               Inc.*.....................      1,498,061
         600   ARGON ST, Inc.*...........         21,300
       1,784   Armor Holdings, Inc.#*....         70,664
       3,741   BE Aerospace, Inc.*.......         58,472
       1,319   Curtiss-Wright Corp. .....         71,160
       1,525   DRS Technologies, Inc. ...         78,202
         885   EDO Corp. ................         26,470
       2,490   Engineered Support
               Systems, Inc.#............         89,217
       1,380   Esterline Technologies
               Corp.*....................         55,310
       2,675   GenCorp, Inc.#*...........         51,520
         965   Heico Corp.#..............         22,591
      45,269   Herley Industries,
               Inc.#*....................        825,707
         554   Innovative Solutions &
               Support, Inc.#*...........         18,598
       1,292   Kaman Corp.#..............         23,308
       2,490   Moog, Inc.*...............         78,410
         400   MTC Technologies,
               Inc.#*....................         14,732
       3,352   Orbital Sciences
               Corp.#*...................         33,185
         235   Sequa Corp.*..............         15,550


Shares                                         Value
--------------------------------------------------------
       1,915   Teledyne Technologies,
               Inc.*.....................  $      62,391
       5,712   Titan Corp.*..............        129,891
         933   Triumph Group, Inc.*......         32,431
         639   United Industrial
               Corp.#....................         22,838
                                           -------------
                                               3,333,077
                                           -------------
AIRLINES -- 1.7%
       5,335   Airtran Holdings,
               Inc.#*....................         49,242
       1,663   Alaska Air Group,
               Inc.#*....................         49,474
       2,199   America West Holdings
               Corp. Class B#*...........         13,194
       9,835   AMR Corp.#*...............        119,102
     102,191   Continental Airlines, Inc.
               Class B#*.................      1,357,097
       7,507   Delta Air Lines, Inc.#*...         28,226
       2,039   ExpressJet Holdings,
               Inc.*.....................         17,352
       2,269   Frontier Airlines,
               Inc.*.....................         23,439
     152,097   JetBlue Airways Corp.#*...      3,108,863
         436   MAIR Holdings, Inc.#*.....          3,854
       1,688   Mesa Air Group, Inc.#*....         11,326
       4,288   Northwest Airlines
               Corp.#*...................         19,553
       1,242   Pinnacle Airlines
               Corp.#*...................         10,669
         900   Republic Airways Holdings,
               Inc.*.....................         13,005
     154,926   Skywest, Inc.#............      2,816,555
       1,600   World Air Holdings,
               Inc.*.....................         18,752
                                           -------------
                                               7,659,703
                                           -------------
APPAREL & TEXTILES -- 2.3%
         500   Angelica Corp.#...........         12,255
      70,041   Carter's, Inc.#*..........      4,088,994
         191   Cherokee, Inc.#...........          6,612
         955   Columbia Sportswear
               Co.#*.....................         47,168
         510   Deckers Outdoor Corp.#*...         12,546
       1,478   DHB Industries, Inc.#*....         12,489
         800   Dixie Group, Inc.*........         14,088

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,121   G&K Services, Inc. .......  $      42,295
       1,107   Guess ?, Inc.#*...........         18,354
      46,543   Gymboree Corp.*...........        635,777
       1,189   Hartmarx Corp.#*..........         11,973
       1,900   Innovo Group, Inc.#*......          4,066
       7,200   Jones Apparel Group,
               Inc. .....................        223,488
       1,624   K-Swiss, Inc. ............         52,520
       1,721   Kellwood Co.#.............         46,295
       6,830   Liz Claiborne, Inc. ......        271,561
      40,273   Oshkosh B'Gosh, Inc.#.....      1,046,695
         857   Oxford Industries,
               Inc.#.....................         36,894
         141   Perry Ellis International,
               Inc.#*....................          3,298
       1,691   Phillips-Van Heusen.......         55,279
       3,345   Polo Ralph Lauren
               Corp. ....................        144,203
       6,986   Quiksilver, Inc.*.........        111,636
       3,126   Reebok International
               Ltd. .....................        130,761
       1,578   Russell Corp. ............         32,270
       1,157   Skechers U.S.A., Inc.*....         16,499
         594   Steven Madden Ltd.#*......         10,549
       2,329   Stride Rite Corp. ........         32,117
       3,200   Timberland Co.*...........        123,904
         379   Unifirst Corp.#...........         15,365
     128,853   Warnaco Group, Inc.*......      2,995,832
          44   Weyco Group, Inc.#........            867
       3,468   Wolverine World Wide,
               Inc. .....................         83,267
                                           -------------
                                              10,339,917
                                           -------------
AUTOMOTIVE -- 0.8%
         766   Aftermarket Technology
               Corp.*....................         13,351
       2,637   American Axle &
               Manufacturing Holdings,
               Inc.#.....................         66,637
       4,273   ArvinMeritor, Inc. .......         76,017
         403   ASV, Inc.#*...............         16,338
       5,509   Autoliv, Inc. ............        241,294


Shares                                         Value
--------------------------------------------------------
         594   Bandag, Inc.#.............  $      27,354
       3,358   BorgWarner, Inc. .........        180,224
         600   Commercial Vehicle Group,
               Inc.#*....................         10,650
       3,868   Cooper Tire & Rubber
               Co. ......................         71,829
       9,600   Dana Corp. ...............        144,096
      28,900   Delphi Corp. .............        134,385
       9,000   Goodyear Tire & Rubber
               Co.#*.....................        134,100
       2,328   Hayes Lemmerz
               International, Inc.#*.....         16,575
         763   Keystone Automotive
               Industries, Inc.*.........         18,869
      20,000   Lear Corp. ...............        727,600
      27,000   McLeod U.S.A., Inc.(a)....              0
       2,093   Modine Manufacturing
               Co. ......................         68,148
       3,776   Navistar International
               Corp.#*...................        120,832
          90   Noble International
               Ltd.#.....................          2,120
       2,176   Oshkosh Truck Corp. ......        170,337
         152   R&B, Inc.#*...............          2,134
         423   Standard Motor Products,
               Inc.#.....................          5,584
         300   Strattec Security
               Corp.*....................         16,338
      20,250   Superior Industries
               International#............        479,925
      47,891   Tenneco Automotive,
               Inc.*.....................        796,906
         900   Titan International,
               Inc.#.....................         12,582
       2,677   TRW Automotive Holdings
               Corp.*....................         65,613
       7,699   Visteon Corp. ............         46,425
       1,854   Wabash National Corp.#....         44,922
                                           -------------
                                               3,711,185
                                           -------------
BANKING -- 6.5%
         703   1st Source Corp. .........         16,127
         600   ABC Bancorp#..............         10,848

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
         820   Alabama National
               Bancorporation#...........  $      53,603
       1,356   Amcore Financial, Inc. ...         40,517
       4,376   Amegy Bancorp, Inc. ......         97,935
         660   AmericanWest Bancorp#*....         13,167
         219   Ames National Corp.#......         24,213
         640   Arrow Financial Corp.#....         17,818
       7,613   Associated Banc-Corp......        256,254
         300   Bancfirst Corp. ..........         26,097
       4,596   Bancorpsouth, Inc.#.......        108,466
         400   BancTrust Financial Group,
               Inc.#.....................          7,812
         797   Bank of Granite Corp.#....         15,255
       3,241   Bank of Hawaii Corp. .....        164,481
         674   Bank of the Ozarks,
               Inc.#.....................         22,134
         549   Banner Corp.#.............         15,378
       1,142   BOK Financial Corp. ......         52,669
     158,828   Boston Private Financial
               Holdings, Inc.#...........      4,002,466
         500   Camden National Corp.#....         16,375
         360   Capital City Bank Group,
               Inc.#.....................         14,544
         540   Capital Corp. of the
               West#.....................         14,985
          40   Capital Crossing Bank#*...          1,364
         600   Capitol Bancorp Ltd.#.....         20,166
         500   Cardinal Financial
               Corp.*....................          4,695
         937   Cascade Bancorp#..........         19,714
       2,746   Cathay General Bancorp#...         92,568
         400   Center Financial Corp.#...          9,932
         726   Central Coast Bancorp#*...         13,141
       1,876   Central Pacific Financial
               Corp. ....................         66,786
       1,693   Chemical Financial
               Corp.#....................         56,055
       2,941   Chittenden Corp.#.........         79,995
         569   Citizens & Northern
               Corp.#....................         17,776
       2,526   Citizens Banking Corp. ...         76,336


Shares                                         Value
--------------------------------------------------------
         301   City Bank#................  $       9,337
         918   City Holding Co. .........         33,525
       2,527   City National Corp. ......        181,211
         744   Coastal Financial
               Corp.#....................         10,967
         967   CoBiz, Inc.#..............         17,532
       8,908   Colonial BancGroup,
               Inc. .....................        196,511
         762   Colony Bankcorp, Inc.#....         22,890
         400   Columbia Bancorp..........         14,580
       1,007   Columbia Banking System,
               Inc.#.....................         24,792
       9,700   Commerce Bancorp, Inc. ...        294,007
       3,487   Commerce Bancshares,
               Inc.#.....................        175,780
         357   Commercial Bankshares,
               Inc.#.....................         13,855
         360   Community Bancorp#*.......         11,167
       1,624   Community Bank System,
               Inc. .....................         39,609
         739   Community Banks, Inc.#....         19,155
         671   Community Trust Bancorp,
               Inc.#.....................         21,955
       1,181   Corus Bankshares, Inc.#...         65,534
       3,125   Cullen/Frost Bankers,
               Inc. .....................        148,906
       3,048   CVB Financial Corp.#......         59,985
       3,176   East-West Bancorp,
               Inc. .....................        106,682
       1,021   Enterprise Financial
               Services Corp.#*..........         24,147
         500   EuroBancshares, Inc.#*....          8,025
         400   Farmers Capital Bank
               Corp.#....................         13,856
         428   Financial Institutions,
               Inc.#.....................          7,713
         727   First Bancorp (North
               Carolina)#................         16,089
       1,981   First Bancorp (Puerto
               Rico)#....................         79,537
       1,005   First Busey Corp.#........         19,407
       2,088   First Charter Corp.#......         45,873

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
         400   First Citizens BancShares,
               Inc. .....................  $      57,820
       4,118   First Commonwealth
               Financial Corp.#..........         56,417
     115,312   First Community Bancorp,
               Inc.#.....................      5,477,320
         622   First Community
               Bancshares, Inc.#.........         20,215
       2,037   First Financial
               Bancorp#..................         38,499
       1,200   First Financial
               Bankshares, Inc.#.........         40,608
         980   First Financial Corp.#....         28,155
         769   First Indiana Corp.#......         22,816
       1,219   First Merchants Corp.#....         30,292
       2,778   First Midwest Bancorp,
               Inc. .....................         97,702
         450   First Oak Brook
               Bancshares, Inc.#.........         12,699
         129   First Regional
               Bancorp#*.................          8,533
       1,179   First Republic Bank.......         41,654
         321   First South Bancorp,
               Inc.#.....................         10,233
         800   First State
               Bancorporation............         15,432
       5,072   FirstMerit Corp. .........        132,430
       3,122   FNB Corp.
               (Pennsylvania)#...........         61,347
         245   FNB Corp. (Virginia)#.....          6,860
       4,012   Fremont General Corp.#....         97,612
       1,705   Frontier Financial
               Corp.#....................         43,068
       9,463   Fulton Financial Corp.#...        170,334
         375   GB&T Bancshares, Inc.#....          8,910
         400   German American
               Bancorp#..................          5,512
       1,770   Glacier Bancorp, Inc. ....         46,250
       2,276   Gold Banc Corp., Inc.#....         33,116
         674   Great Southern Bancorp,
               Inc.#.....................         21,089
       3,063   Greater Bay Bancorp.......         80,771


Shares                                         Value
--------------------------------------------------------
         493   Greene County Bancshares,
               Inc.#.....................  $      13,469
       1,862   Hancock Holding Co. ......         64,053
       1,692   Hanmi Financial Corp.#....         28,256
       1,691   Harleysville National
               Corp.#....................         39,164
         600   Heartland Financial USA,
               Inc.#.....................         11,718
       1,005   Heritage Commerce
               Corp.#*...................         18,452
       2,758   Hudson United Bancorp#....         99,564
         500   IBERIABANK Corp. .........         30,805
         849   Independent Bank Corp.
               (Massachusetts)...........         23,950
       1,216   Independent Bank Corp.
               (Michigan)................         34,583
         980   Integra Bank Corp.#.......         22,168
       1,219   Interchange Financial
               Services Corp. (New
               Jersey)#..................         22,369
       2,632   International Bancshares
               Corp. ....................         74,459
       4,033   Investors Financial
               Services Corp. ...........        152,528
       1,138   Irwin Financial Corp.#....         25,252
         693   Lakeland Bancorp, Inc.#...         10,818
         400   Lakeland Financial
               Corp. ....................         16,272
         440   Macatawa Bank Corp.#......         15,264
         964   Main Street Banks,
               Inc.#.....................         24,543
         519   MainSource Financial
               Group, Inc.#..............          9,389
      85,757   MB Financial Corp.#.......      3,415,701
         928   MBT Financial Corp.#......         17,864
         500   Mercantile Bank Corp. ....         21,985
       4,691   Mercantile Bankshares
               Corp. ....................        241,727
       1,306   Mid-State Bancshares#.....         36,268

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
         577   Midwest Banc Holdings,
               Inc.#.....................  $      11,130
       1,200   Nara Bancorp, Inc. .......         17,616
       2,198   National Penn Bancshares,
               Inc.#.....................         54,906
         400   NBC Capital Corp.#........          9,736
       1,805   NBT Bancorp, Inc.#........         42,670
         545   Northern Empire
               Bancshares#*..............         16,862
       4,098   Old National Bancorp#.....         87,697
         760   Old Second Bancorp,
               Inc.#.....................         22,108
         582   Omega Financial Corp.#....         18,071
       1,065   Oriental Financial
               Group#....................         16,252
       2,641   Pacific Capital Bancorp...         97,928
         746   Park National Corp.#......         82,433
         483   Peapack Gladstone
               Financial Corp.#..........         13,379
         500   Pennrock Financial
               Services Corp. ...........         17,945
         339   Pennsylvania Commerce
               Bancorp, Inc.#*...........         11,102
         640   Peoples Bancorp, Inc. ....         17,120
      56,505   Pinnacle Financial
               Partners, Inc.#*..........      1,356,120
         500   Placer Sierra
               Bancshares#...............         13,635
         300   Preferred Bank (Los
               Angeles)#.................         11,910
         551   Premierwest Bancorp#*.....          8,166
         900   PrivateBancorp, Inc.#.....         31,842
       1,326   Prosperity Bancshares,
               Inc. .....................         37,937
       2,116   Provident Bankshares
               Corp. ....................         67,522
       1,837   R-G Financial Corp. Class
               B.........................         32,497
         450   Renasant Corp.#...........         13,842
         571   Republic Bancorp, Inc.
               (Kentucky)................         12,396


Shares                                         Value
--------------------------------------------------------
       4,284   Republic Bancorp, Inc.
               (Michigan)................  $      64,174
         262   Royal Bancshares of
               Pennsylvania#.............          6,223
       1,376   S&T Bancorp, Inc.#........         49,674
         987   Sandy Spring Bancorp,
               Inc.#.....................         34,575
         427   Santander BanCorp#........         10,701
         303   SCBT Financial Corp.#.....          9,590
         691   Seacoast Banking Corp. of
               Florida#..................         13,606
         406   Security Bank Corp.#......          9,297
         983   Sierra Bancorp#...........         22,294
         773   Signature Bank*...........         18,861
       1,057   Simmons First National
               Corp.#....................         28,655
       5,786   Sky Financial Group,
               Inc.#.....................        163,049
      38,334   South Financial Group,
               Inc. .....................      1,089,452
         578   Southside Bancshares,
               Inc.#.....................         11,849
         600   Southwest Bancorp,
               Inc. .....................         12,288
         446   State Bancorp, Inc.#......         10,089
         400   State Financial Services
               Corp. ....................         16,104
       1,146   Sterling Bancorp..........         24,467
       2,921   Sterling Bancshares,
               Inc. .....................         45,451
       1,852   Sterling Financial
               Corp.#....................         39,466
         670   Suffolk Bancorp#..........         21,634
       1,298   Summit Bancshares, Inc.#..         22,455
         676   Summit Financial Group,
               Inc.#.....................         22,098
         578   Sun Bancorp, Inc.*........         11,947
       2,941   Susquehanna Bancshares,
               Inc. .....................         72,319
       2,084   SVB Financial Group#*.....         99,824
         570   SY Bancorp, Inc.#.........         13,025

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
         300   Taylor Capital Group,
               Inc. .....................  $      11,775
       8,478   TCF Financial Corp. ......        219,411
       1,510   Texas Capital Bancshares,
               Inc.*.....................         29,807
       2,434   Texas Regional Bancshares,
               Inc. .....................         74,188
       1,000   The Banc Corporation#*....         10,580
         225   The Bancorp, Inc.*........          3,924
         135   Tompkins Trustco, Inc.#...          5,859
         600   Trico Bancshares..........         13,404
       4,298   Trustco Bank Corp.#.......         56,132
       2,893   Trustmark Corp.#..........         84,649
       5,622   UCBH Holdings, Inc.#......         91,301
         941   UMB Financial Corp. ......         53,665
       2,749   Umpqua Holdings Corp.#....         64,711
         222   Union Bankshares Corp.#...          8,574
       2,185   United Bankshares,
               Inc. .....................         77,808
       1,800   United Community Banks,
               Inc.#.....................         46,836
         807   United Security
               Bancshares, Inc.#.........         24,823
         840   Univest Corp. of
               Pennsylvania#.............         25,166
       1,330   Unizan Financial Corp.#...         35,631
         845   USB Holding Co., Inc.#....         19,773
       6,354   Valley National
               Bancorp#..................        148,557
         937   Vineyard National
               Bancorp#..................         29,572
      37,726   Virginia Commerce Bancorp,
               Inc.#*....................        917,874
         174   Virginia Financial Group,
               Inc.#.....................          6,106
       6,934   W Holding Co., Inc.#......         70,865
         895   Washington Trust Bancorp,
               Inc.#.....................         24,765
       3,180   Webster Financial
               Corp. ....................        148,474
       1,250   WesBanco, Inc.#...........         37,525


Shares                                         Value
--------------------------------------------------------
       1,037   West Bancorporation,
               Inc.#.....................  $      19,496
       1,113   West Coast Bancorp#.......         27,168
       1,803   Westamerica
               Bancorporation............         95,216
         600   Western Alliance Bancorp..         13,200
         198   Western Sierra Bancorp#*..          6,702
       3,753   Whitney Holding Corp. ....        122,460
       4,099   Wilmington Trust Corp. ...        147,605
         352   Wilshire Bancorp, Inc.#...          5,044
      66,809   Wintrust Financial
               Corp.#....................      3,497,451
         197   Yardville National
               Bancorp...................          7,043
                                           -------------
                                              28,617,743
                                           -------------
BIOTECHNOLOGY -- 1.3%
       6,800   Aastrom Biosciences,
               Inc.#*....................         21,284
       3,701   Affymetrix, Inc.#*........        199,595
       1,338   Alexion Pharmaceuticals,
               Inc.#*....................         30,827
       4,842   Applera Corp.-Celera
               Genomics Group*...........         53,117
     257,400   Arena Pharmaceuticals,
               Inc.#*....................      1,755,468
       3,113   Ariad Pharmaceuticals,
               Inc.#*....................         20,733
       2,200   Arqule, Inc.#*............         14,256
         600   Barrier Therapeutics,
               Inc.#*....................          4,758
       1,132   Bio-Rad Laboratories,
               Inc.*.....................         67,026
       1,776   Cambrex Corp. ............         33,833
       2,405   Cell Genesys, Inc.#*......         12,867
       3,716   Charles River Laboratories
               International, Inc.*......        179,297
         212   Cotherix, Inc.#*..........          2,160
       3,091   CuraGen Corp.#*...........         15,888
       3,300   Curis, Inc.#*.............         12,870
       3,000   deCODE genetics, Inc.#*...         28,170
         834   Digene Corp.#*............         23,085

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,181   Diversa Corp.#*...........  $       6,153
       3,361   Encysive Pharmaceuticals,
               Inc.#*....................         36,332
       1,604   Enzo Biochem, Inc.#*......         28,760
       2,704   Enzon Pharmaceuticals,
               Inc.*.....................         17,522
     197,900   Exact Sciences Corp.#*....        451,212
       3,325   Exelixis, Inc.*...........         24,705
         577   Genitope Corp.#*..........          7,409
       2,603   Geron Corp.#*.............         20,147
         183   GTx, Inc.#*...............          1,819
     102,700   Human Genome Sciences,
               Inc.#*....................      1,189,266
       3,856   ICOS Corp.#*..............         81,631
       2,275   Illumina, Inc.*...........         27,459
       2,488   Immunogen, Inc.*..........         14,405
       3,363   Incyte Corp.*.............         24,045
       1,385   Integra LifeSciences
               Holdings Corp.#*..........         40,442
       1,759   InterMune, Inc.#*.........         22,937
       2,933   Invitrogen Corp.*.........        244,290
       1,369   Keryx Biopharmaceuticals,
               Inc.#*....................         18,071
       4,391   Lexicon Genetics,
               Inc.#*....................         21,692
       1,584   Lifecell Corp.#*..........         25,043
         280   Marshall Edwards,
               Inc.#*....................          1,999
       1,680   Martek Biosciences
               Corp.#*...................         63,756
       1,458   Maxygen, Inc.*............         10,002
      18,500   Millennium
               Pharmaceuticals, Inc.*....        171,495
       3,087   Millipore Corp.*..........        175,125
         192   Myogen, Inc.#*............          1,342
       1,737   Myriad Genetics, Inc.#*...         27,184
       2,630   Nanogen, Inc.*............         10,099
       5,134   Nektar Therapeutics#*.....         86,457
         939   Northfield Laboratories,
               Inc.#*....................         13,437


Shares                                         Value
--------------------------------------------------------
       7,211   Peregrine Pharmaceuticals,
               Inc.*.....................  $       6,923
       6,416   Protein Design Labs,
               Inc.*.....................        129,667
       2,334   Regeneron Pharmaceuticals,
               Inc.#*....................         19,582
       4,200   Savient Pharmaceuticals,
               Inc.#*....................         18,522
       1,584   Seattle Genetics,
               Inc.#*....................          8,490
       1,924   Serologicals Corp.#*......         40,885
       4,300   StemCells, Inc.#*.........         18,103
       2,637   SuperGen, Inc.*...........         13,027
       3,285   Telik, Inc.#*.............         53,414
         281   Tercica, Inc.*............          2,442
       1,589   Transkaryotic Therapies,
               Inc.#*....................         58,126
       5,290   Vertex Pharmaceuticals,
               Inc.#*....................         89,084
       8,000   ViroLogic, Inc.*..........         19,840
                                           -------------
                                               5,817,575
                                           -------------
BUILDING & CONSTRUCTION -- 1.5%
         527   Aaon, Inc.*...............          9,375
       1,204   Apogee Enterprises,
               Inc. .....................         18,506
       2,427   Beazer Homes USA, Inc.#...        138,703
       1,000   Brookfield Homes Corp. ...         45,600
       4,611   Champion Enterprises,
               Inc.*.....................         45,833
         875   Coachmen Industries,
               Inc. .....................         10,964
       2,759   Comfort Systems USA,
               Inc.*.....................         18,154
         360   Drew Industries, Inc.#*...         16,344
       2,843   Dycom Industries, Inc.*...         56,320
       1,031   Eagle Materials, Inc.#....         95,460
       1,220   ElkCorp...................         34,831
         948   EMCOR Group, Inc.*........         46,357
      77,378   Fleetwood Enterprises,
               Inc.#*....................        785,387

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,811   Florida Rock Industries,
               Inc. .....................  $     132,837
       1,534   Genlyte Group, Inc.*......         74,767
       2,212   Granite Construction,
               Inc. .....................         62,157
       1,962   Hovnanian Enterprises,
               Inc.#*....................        127,922
         900   Infrasource Services,
               Inc.*.....................          9,378
       1,430   Insituform Technologies,
               Inc.*.....................         22,923
         700   Interline Brands, Inc.*...         13,860
       3,354   Jacobs Engineering Group,
               Inc.*.....................        188,696
       1,959   Lafarge North America,
               Inc. .....................        122,320
         318   Layne Christensen Co.*....          6,317
       2,606   Lennox International,
               Inc. .....................         55,169
         957   Levitt Corp. .............         28,633
       1,194   LSI Industries, Inc. .....         16,644
         686   M/I Homes, Inc.#..........         37,113
       2,972   Martin Marietta Materials,
               Inc. .....................        205,425
       1,836   MDC Holdings, Inc. .......        151,011
       1,372   Meritage Homes Corp.*.....        109,074
         260   Mestek, Inc.#*............          6,627
       1,757   Monaco Coach Corp. .......         30,203
       1,265   NCI Building Systems,
               Inc.#*....................         41,492
         980   Palm Harbor Homes,
               Inc.#*....................         18,453
       1,300   Perini Corp.*.............         21,346
       2,846   Ryland Group, Inc. .......        215,926
     106,284   Shaw Group, Inc.#*........      2,286,169
       2,082   Simpson Manufacturing Co.,
               Inc. .....................         63,605
         288   Skyline Corp. ............         11,500
       2,061   Standard-Pacific Corp. ...        181,265
         892   Technical Olympic USA,
               Inc. .....................         21,658


Shares                                         Value
--------------------------------------------------------
       1,221   Texas Industries, Inc. ...  $      68,657
       2,223   Thor Industries, Inc. ....         69,869
         547   Trex Co., Inc.#*..........         14,058
       1,009   Universal Forest Products,
               Inc. .....................         41,823
       2,567   URS Corp.*................         95,877
       1,963   USG Corp.#*...............         83,428
      12,200   Washington Group
               International, Inc.#*.....        623,664
       2,100   WCI Communities, Inc.#*...         67,263
         197   William Lyon Homes,
               Inc.#*....................         19,111
       2,018   Winnebago Industries#.....         66,090
       2,501   York International
               Corp. ....................         95,038
                                           -------------
                                               6,829,202
                                           -------------
BUSINESS SERVICES & SUPPLIES -- 1.2%
       1,356   Administaff, Inc.#........         32,219
         838   CDI Corp. ................         18,369
         498   Compx International,
               Inc.#.....................          8,341
     106,800   Cross Country Healthcare,
               Inc.*.....................      1,815,600
         200   General Binding Corp.*....          4,384
       1,476   Gevity HR, Inc. ..........         29,564
       1,321   Global Imaging Systems,
               Inc.*.....................         42,087
       1,150   Heidrick & Struggles
               International, Inc.*......         29,992
       4,444   Herman Miller, Inc. ......        137,053
       2,359   Hewitt Associates,
               Inc.#*....................         62,537
       3,300   HNI Corp. ................        168,795
       1,262   Hudson Highland Group,
               Inc.*.....................         19,675
     135,096   IKON Office Solutions,
               Inc. .....................      1,284,763
       1,000   Imagistics International,
               Inc.*.....................         28,000
     134,684   Interface, Inc.*..........      1,084,206

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,236   Kelly Services, Inc. .....  $      35,399
       1,610   Kforce, Inc.#*............         13,621
         800   Knoll, Inc. ..............         13,688
       2,230   Korn/Ferry
               International#*...........         39,582
       2,529   Labor Ready, Inc.#*.......         58,951
       6,366   MPS Group, Inc.*..........         59,968
       2,698   Resources Connection,
               Inc.#*....................         62,674
       4,251   Spherion Corp.*...........         28,057
       3,936   Steelcase, Inc.#..........         54,514
         800   TRM Corp.#*...............         13,456
                                           -------------
                                               5,145,495
                                           -------------
CHEMICALS -- 0.9%
       3,690   Airgas, Inc. .............         91,032
       2,063   Albemarle Corp. ..........         75,238
         766   American Vanguard Corp.#..         16,017
       1,280   Arch Chemicals, Inc. .....         31,949
         815   Balchem Corp.#............         24,491
       3,866   Cabot Corp. ..............        127,578
       1,663   Cabot Microelectronics
               Corp.#*...................         48,210
       3,000   Celanese Corp.*...........         47,670
      65,803   Chemtura Corp. ...........        931,112
       2,743   Cytec Industries, Inc. ...        109,171
       7,654   Engelhard Corp. ..........        218,522
       2,530   Ferro Corp. ..............         50,246
       2,147   FMC Corp.*................        120,533
       1,717   Georgia Gulf Corp. .......         53,313
       3,103   Great Lakes Chemical
               Corp. ....................         97,651
       1,680   HB Fuller Co. ............         57,221
       7,069   Hercules, Inc.*...........        100,026
       3,700   Huntsman Corp.*...........         74,999
       5,658   International Flavors &
               Fragrances, Inc. .........        204,933
         272   Kronos Worldwide, Inc.#...          8,212


Shares                                         Value
--------------------------------------------------------
       3,866   Lubrizol Corp. ...........  $     162,411
       1,761   MacDermid, Inc. ..........         54,873
       1,252   Minerals Technologies,
               Inc. .....................         77,123
         900   NewMarket Corp.*..........         13,311
         521   NL Industries.............          8,018
         641   Octel Corp. ..............         11,538
       4,298   Olin Corp. ...............         78,396
       1,634   OM Group, Inc.*...........         40,343
         800   Pioneer Cos, Inc.*........         17,592
       6,152   PolyOne Corp.*............         40,726
       7,207   RPM International,
               Inc. .....................        131,600
       1,988   Schulman A, Inc. .........         35,565
       3,007   Sensient Technologies
               Corp. ....................         61,974
       4,100   Sigma-Aldrich Corp. ......        229,764
       1,695   Spartech Corp. ...........         30,171
         273   Stepan Co.#...............          6,033
       1,578   Symyx Technologies*.......         44,152
       5,863   Terra Industries,
               Inc.#*....................         39,927
       1,700   UAP Holding Corp. ........         28,220
         648   Valhi, Inc.#..............         11,340
       3,130   Valspar Corp.#............        151,148
       1,873   Wellman, Inc.#............         19,086
         700   Westlake Chemical
               Corp. ....................         17,150
       3,868   WR Grace & Co.#*..........         30,132
                                           -------------
                                               3,828,717
                                           -------------
COMMERCIAL SERVICES -- 5.4%
       2,430   Aaron Rents, Inc. ........         60,483
       2,137   ABM Industries, Inc. .....         41,671
         595   ACE Cash Express, Inc.#*..         15,208
       5,488   Adesa, Inc. ..............        119,474
       4,000   Advance America Cash
               Advance Centers, Inc.#....         64,000
     137,700   Advisory Board Co.#*......      6,711,498
      50,922   Albany Molecular Research,
               Inc.#*....................        712,908

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       2,379   Alderwoods Group, Inc.*...  $      34,186
       4,958   Alliance Data Systems
               Corp.*....................        201,096
       1,934   Arbitron, Inc. ...........         82,969
         700   Bankrate, Inc.#*..........         14,098
       1,471   Banta Corp. ..............         66,725
     100,576   BearingPoint, Inc.#*......        737,222
       2,343   Bowne & Co., Inc. ........         33,880
       6,200   Career Education Corp.*...        226,982
       1,367   Central Parking Corp.#....         18,796
       3,917   Century Business Services,
               Inc.*.....................         15,864
       3,200   Cenveo, Inc.#*............         24,192
       1,308   Chemed Corp. .............         53,471
     145,600   ChoicePoint, Inc.#*.......      5,831,280
         900   Clark, Inc.#..............         12,897
       1,512   Coinstar, Inc.#*..........         34,307
         618   Consolidated Graphics,
               Inc.*.....................         25,196
       8,824   Convergys Corp.*..........        125,477
       2,363   Corporate Executive Board
               Co. ......................        185,094
       2,495   Corrections Corp. of
               America*..................         97,929
         996   CoStar Group, Inc.*.......         43,426
         499   CRA International,
               Inc.*.....................         26,871
       3,103   Deluxe Corp. .............        125,982
       1,617   DiamondCluster
               International, Inc.*......         18,272
       1,628   Dollar Thrifty Automotive
               Group*....................         61,831
       1,323   Electro Rent Corp.#*......         19,236
       2,900   Enersys#*.................         39,527
       8,016   Equifax, Inc. ............        286,251
       1,913   Euronet Worldwide,
               Inc.*.....................         55,611
         137   Exponent, Inc.*...........          3,915
          70   First Advantage Corp.*....          1,632


Shares                                         Value
--------------------------------------------------------
         796   Forrester Research,
               Inc.#*....................  $      14,193
       2,544   FTI Consulting, Inc.#*....         53,170
       3,858   Gartner, Inc.#*...........         40,972
         618   Geo Group, Inc.*..........         15,481
       3,200   Gold Kist, Inc.#*.........         69,056
         161   Greg Manning Auctions,
               Inc.#*....................          1,924
       1,125   Healthcare Services
               Group#....................         22,590
         500   Huron Consulting Group,
               Inc.#*....................         11,775
       2,442   Interactive Data Corp.*...         50,745
      65,300   iPayment, Inc.*...........      2,384,756
       6,804   Iron Mountain, Inc.*......        211,060
       2,300   Jackson Hewitt Tax
               Service, Inc. ............         54,372
         590   Landauer, Inc.#...........         30,627
         998   LECG Corp.*...............         21,217
       1,627   Magellan Health Services,
               Inc.*.....................         57,449
       5,400   Manpower, Inc. ...........        214,812
         996   MAXIMUS, Inc. ............         35,149
       1,022   Mcgrath Rentcorp..........         24,221
         995   Midas, Inc.*..............         22,885
         600   Monro Muffler, Inc.*......         17,706
         600   Morningstar, Inc.*........         16,890
       2,949   Navigant Consulting,
               Inc.*.....................         52,079
       1,650   NCO Group, Inc.*..........         35,690
       2,500   Odyssey Marine
               Exploration, Inc.*........         12,450
      86,000   On Assignment, Inc.*......        428,280
       1,764   Parexel International
               Corp.#*...................         35,015
       2,915   Pharmaceutical Product
               Development, Inc.*........        136,597
       3,200   PHH Corp.*................         82,304
         620   Pre-Paid Legal Services,
               Inc.#.....................         27,683

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       2,693   PRG-Schultz International,
               Inc.#*....................  $       7,594
         720   Providence Service
               Corp.#*...................         17,878
       7,117   Quanta Services, Inc.*....         62,630
       4,528   Rent-A-Center, Inc.*......        105,457
       1,102   Rent-Way, Inc.#*..........         10,844
      10,300   Robert Half International,
               Inc. .....................        257,191
       1,755   Rollins, Inc. ............         35,170
       1,382   Senomyx, Inc.#*...........         22,817
      20,251   Service Corp.
               International.............        162,413
      17,910   ServiceMaster Co. ........        239,994
         796   SFBC International,
               Inc.#*....................         30,749
       3,054   Sotheby's Holdings*.......         41,840
       2,152   Source Interlink
               Companies, Inc.#*.........         26,620
       1,029   Sourcecorp*...............         20,395
         717   Startek, Inc.#............         11,773
       6,695   Stewart Enterprises,
               Inc. .....................         43,785
       2,430   TeleTech Holdings,
               Inc.*.....................         19,805
         881   TNS, Inc.#*...............         20,589
       4,071   United Rentals, Inc.#*....         82,275
       3,319   Valassis Communications,
               Inc.*.....................        122,969
         300   Vertrue, Inc.#*...........         11,688
       1,378   Viad Corp. ...............         39,053
         496   Volt Information Sciences,
               Inc.*.....................         11,770
       2,168   Watson Wyatt & Co.
               Holdings#.................         55,566
     105,800   Wright Express Corp.#*....      1,954,126
                                           -------------
                                              23,825,596
                                           -------------
COMPUTERS & INFORMATION -- 1.6%
         445   3D Systems Corp.#*........         10,707
       4,268   Advanced Digital
               Information Corp.*........         32,437


Shares                                         Value
--------------------------------------------------------
       1,544   Agilysys, Inc.#...........  $      24,241
      86,649   Ansoft Corp.#*............      2,093,440
       1,700   Anteon International
               Corp.*....................         77,554
       7,121   BISYS Group, Inc.*........        106,388
      16,000   Brocade Communications
               Systems, Inc.#*...........         62,080
       1,725   CACI International,
               Inc.*.....................        108,951
      16,410   Cadence Design Systems,
               Inc.*.....................        224,161
         374   Catapult Communications
               Corp.*....................          6,380
       8,857   Ceridian Corp.*...........        172,534
       3,140   Ciber, Inc.#*.............         25,057
         480   COMSYS IT Partners,
               Inc.#*....................          8,189
       1,522   Covansys Corp.#*..........         19,558
         770   Cyberguard Corp.*.........          4,578
       4,433   Diebold, Inc. ............        199,973
       2,400   Dot Hill Systems Corp.*...         12,576
       4,400   DST Systems, Inc.*........        205,920
      86,650   Echelon Corp.#*...........        596,152
       2,968   Electronics for
               Imaging*..................         62,447
       1,909   Factset Research Systems,
               Inc. .....................         68,418
      13,728   Gateway, Inc.#*...........         45,302
       1,538   Hutchinson Technology,
               Inc.#*....................         59,228
       1,200   iGate Corp.#*.............          4,296
       2,030   Imation Corp. ............         78,744
         908   Integral Systems, Inc.#...         20,548
       2,032   Intergraph Corp.*.........         70,023
       2,279   InterVoice, Inc.*.........         19,668
       4,006   Jack Henry & Associates,
               Inc. .....................         73,350
       1,600   Kanbay International,
               Inc.#*....................         36,976

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,748   Komag, Inc.#*.............  $      49,591
       1,950   Kronos, Inc.*.............         78,760
       4,150   Lexar Media, Inc.#*.......         20,376
       1,500   Magma Design Automation,
               Inc.#*....................         12,540
       1,552   Manhattan Associates,
               Inc.*.....................         29,814
     130,548   Maxtor Corp.*.............        678,850
       7,031   McData Corp.#*............         28,124
       4,425   Mentor Graphics Corp.*....         45,356
       1,471   Mercury Computer Systems,
               Inc.#*....................         40,261
       2,288   Micros Systems, Inc.*.....        102,388
       1,922   Mobility Electronics,
               Inc.#*....................         17,586
       1,153   MTS Systems Corp. ........         38,718
       3,157   National Instruments
               Corp.#....................         66,928
         800   Ness Technologies,
               Inc.#*....................          8,496
       1,196   Netscout Systems,
               Inc.#*....................          7,882
       2,584   PalmOne, Inc.#*...........         76,926
         300   PAR Technology Corp.#*....          9,600
       5,055   Perot Systems Corp.*......         71,882
       9,562   Quantum Corp.#*...........         28,399
       1,588   Radiant Systems, Inc.*....         18,103
       1,321   Radisys Corp.#*...........         21,334
       3,699   Reynolds & Reynolds
               Co. ......................         99,984
         479   Rimage Corp.*.............         10,169
         498   SI International,
               Inc.#*....................         14,920
       5,492   Silicon Storage
               Technology, Inc.#*........         22,133
       1,658   SRA International,
               Inc.*.....................         57,566
       6,407   Storage Technology
               Corp.*....................        232,510
         542   Stratasys, Inc.#*.........         17,713
       1,417   SYKES Enterprises,
               Inc.*.....................         13,433
       1,480   Synaptics, Inc.#*.........         31,613
       8,700   Synopsys, Inc.*...........        145,029


Shares                                         Value
--------------------------------------------------------
         413   Syntel, Inc.#.............  $       6,620
       1,381   Talx Corp.#...............         39,925
       2,792   Tyler Technologies,
               Inc.#*....................         21,107
      20,400   Unisys Corp.*.............        129,132
      12,377   Western Digital Corp.*....        166,099
                                           -------------
                                               6,989,743
                                           -------------
CONTAINERS & PACKAGING -- 0.4%
       6,754   Ball Corp. ...............        242,874
       6,394   Bemis Co. ................        169,697
       1,088   Chesapeake Corp. .........         22,783
       9,769   Crown Holdings, Inc.*.....        139,013
       3,649   Graphic Packaging
               Corp.#*...................         13,319
         909   Greif, Inc. ..............         55,540
         767   Mobile Mini, Inc.*........         26,446
       9,131   Owens-Illinois, Inc.*.....        228,731
       3,531   Packaging Corp. of
               America...................         74,327
       9,453   Pactiv Corp.*.............        203,996
       5,000   Sealed Air Corp.*.........        248,950
         583   Silgan Holdings, Inc. ....         32,788
      15,300   Smurfit-Stone Container
               Corp.*....................        155,601
       5,855   Sonoco Products Co. ......        155,157
                                           -------------
                                               1,769,222
                                           -------------
COSMETICS & PERSONAL CARE -- 0.1%
       4,500   Alberto-Culver Co. .......        194,985
         903   Chattem, Inc.*............         37,384
       1,035   Elizabeth Arden, Inc.#*...         24,209
         247   Inter Parfums, Inc.#......          4,789
         400   Parlux Fragrances,
               Inc.#*....................         11,068
       9,006   Revlon, Inc.#*............         27,648
         733   Water Pik Technologies,
               Inc.#*....................         13,964
                                           -------------
                                                 314,047
                                           -------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
DISTRIBUTION & WHOLESALE -- 0.5%
       2,007   Aviall, Inc.*.............  $      63,401
         800   Beacon Roofing Supply,
               Inc.*.....................         21,040
       1,900   Bell Microproducts,
               Inc.#*....................         17,860
       1,162   Brightpoint, Inc.*........         25,785
         704   Building Material Holding
               Corp. ....................         48,780
         780   Central European
               Distribution Corp.#*......         29,117
       3,774   Fastenal Co. .............        231,195
       1,385   Handleman Co. ............         22,866
       3,984   Hughes Supply, Inc. ......        111,950
         459   Huttig Building Products,
               Inc.*.....................          5,008
       7,362   Ingram Micro, Inc.*.......        115,289
       1,059   LKQ Corp.#*...............         28,752
       1,301   Navarre Corp.#*...........         10,401
         265   Nuco2, Inc.#*.............          6,803
       2,459   Owens & Minor, Inc. ......         79,549
         704   Scansource, Inc.#*........         30,230
       3,038   SCP Pool Corp. ...........        106,603
      32,265   Tech Data Corp.*..........      1,181,222
       2,017   United Stationers,
               Inc.*.....................         99,035
       1,337   Watsco, Inc. .............         56,956
       1,968   WESCO International,
               Inc.*.....................         61,756
                                           -------------
                                               2,353,598
                                           -------------
DIVERSIFIED FINANCIAL SERVICES -- 1.4%
      24,541   Accredited Home Lenders
               Holding Co.#*.............      1,079,804
       1,257   Advanta Corp. Class B.....         35,397
       2,071   Affiliated Managers
               Group#*...................        141,511
       4,800   AG Edwards, Inc. .........        216,720
       7,930   Allied Capital Corp.#.....        230,842


Shares                                         Value
--------------------------------------------------------
       5,391   American Capital
               Strategies Ltd.#..........  $     194,669
       9,398   AmeriCredit Corp.*........        239,649
       3,915   Apollo Investment
               Corp. ....................         72,153
       1,800   Archipelago Holdings,
               Inc.#*....................         70,182
       1,501   Ares Capital Corp.#.......         26,763
         389   Asset Acceptance Capital
               Corp.*....................         10,079
         384   Asta Funding, Inc.#.......         10,668
         214   BKF Capital Group,
               Inc.#.....................          8,113
       1,500   Calamos Asset Management,
               Inc. Class A..............         40,860
         200   Capital Southwest
               Corp.#....................         17,934
       3,922   CapitalSource, Inc.#*.....         76,989
       2,863   CharterMac#...............         62,871
         600   Cohen & Steers, Inc.#.....         12,366
       1,000   Collegiate Funding
               Services#*................         14,580
       1,267   CompuCredit Corp.#*.......         43,433
         359   Credit Acceptance
               Corp.#*...................          5,345
       5,307   Doral Financial Corp.#....         87,778
       8,426   Eaton Vance Corp. ........        201,466
         884   Encore Capital Group,
               Inc.#*....................         15,028
       1,654   eSpeed, Inc.*.............         14,737
         406   Federal Agricultural
               Mortgage Corp. Class C#...          8,952
       5,081   Federated Investors, Inc.
               Class B...................        152,481
         927   Financial Federal
               Corp.#....................         35,819
       1,645   First Marblehead
               Corp.#*...................         57,674
      62,419   Friedman Billings Ramsey
               Group, Inc.#..............        892,592
         268   Gabelli Asset Management,
               Inc.#.....................         11,843
         500   GFI Group, Inc.*..........         17,800

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
         500   Gladstone Capital
               Corp.#....................  $      11,700
         800   Greenhill & Co., Inc.#....         32,408
         975   Harris & Harris Group,
               Inc.#*....................         11,612
       3,722   IndyMac Bancorp, Inc. ....        151,597
       8,476   Instinet Group, Inc.*.....         44,414
       1,193   International Securities
               Exchange, Inc.*...........         29,956
       2,957   Investment Technology
               Group, Inc.*..............         62,156
      13,684   Janus Capital Group,
               Inc. .....................        205,807
       2,926   Jefferies Group, Inc. ....        110,866
       7,198   Knight Capital Group,
               Inc.#*....................         54,849
       3,584   LaBranche & Co., Inc.#*...         22,579
       4,836   Leucadia National
               Corp.#....................        186,815
       1,600   MarketAxess Holdings,
               Inc.*.....................         18,080
         209   Marlin Business Services,
               Inc.#*....................          4,201
       2,969   MCG Capital Corp. ........         50,711
       3,624   Metris Cos, Inc.#*........         52,403
       5,512   MoneyGram International,
               Inc. .....................        105,389
       2,800   Nasdaq Stock Market,
               Inc.#*....................         52,808
       2,104   National Financial
               Partners Corp. ...........         82,351
       1,137   Nelnet, Inc.#*............         37,828
       1,000   NGP Capital Resources
               Co.#......................         14,930
       3,148   Nuveen Investments,
               Inc.#.....................        118,428
       1,200   optionsXpress Holdings,
               Inc.#.....................         18,240
       1,228   Piper Jaffray Cos.*.......         37,368
         700   Portfolio Recovery
               Associates, Inc.#*........         29,414


Shares                                         Value
--------------------------------------------------------
       3,656   Raymond James Financial,
               Inc. .....................  $     103,282
         484   Sanders Morris Harris
               Group, Inc.#..............          8,325
         190   Stifel Financial
               Corp.#*...................          4,590
         242   Student Loan Corp. .......         53,192
         826   SWS Group, Inc.#..........         14,191
         200   Technology Investment
               Capital Corp. ............          2,960
         225   United PanAm Financial
               Corp.#*...................          6,167
       5,056   Waddell & Reed Financial,
               Inc. .....................         93,536
       2,208   Walter Industries,
               Inc.#.....................         88,762
       1,344   Westcorp#.................         70,452
         411   WFS Financial, Inc.*......         20,842
         952   World Acceptance Corp.*...         28,608
                                           -------------
                                               6,148,915
                                           -------------
EDUCATION -- 0.2%
       1,682   Bright Horizons Family
               Solutions, Inc.*..........         68,491
       5,534   Corinthian Colleges,
               Inc.#*....................         70,669
       3,893   DeVry, Inc.*..............         77,471
       1,100   Educate, Inc.#*...........         15,565
       4,358   Education Management
               Corp.*....................        146,995
       2,713   ITT Educational Services,
               Inc.*.....................        144,928
       2,939   Laureate Education,
               Inc.*.....................        140,661
         596   Learning Tree
               International, Inc.*......          7,164
         851   Strayer Education,
               Inc. .....................         73,407
       1,305   Universal Technical
               Institute, Inc.*..........         43,326
                                           -------------
                                                 788,677
                                           -------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.2%
         996   Advanced Energy
               Industries, Inc.#*........  $       7,829
       1,829   Allete, Inc. .............         91,267
       1,541   American Superconductor
               Corp.#*...................         14,100
       4,026   Ametek, Inc. .............        168,488
       2,227   Artesyn Technologies,
               Inc.#*....................         19,375
       2,620   Belden CDT, Inc. .........         55,544
       1,382   C&D Technologies, Inc. ...         12,701
       1,000   Color Kinetics, Inc.#*....         10,640
         973   Encore Wire Corp.#*.......         11,277
       4,352   Energizer Holdings,
               Inc.*.....................        270,564
       1,109   Energy Conversion Devices,
               Inc.#*....................         24,819
       2,395   General Cable Corp.#*.....         35,518
     199,058   GrafTech International
               Ltd.#*....................        855,949
       3,723   Hubbell, Inc. Class B.....        164,184
       1,705   Intermagnetics General
               Corp.*....................         52,446
       1,350   Littelfuse, Inc.*.........         37,598
         785   Medis Technologies
               Ltd.#*....................         13,031
         285   Powell Industries,
               Inc.#*....................          5,378
       4,436   Power-One, Inc.#*.........         27,991
         760   Superior Essex, Inc.*.....         13,460
     199,953   Ultralife Batteries,
               Inc.#*....................      3,229,241
       1,073   Universal Display
               Corp.#*...................         11,030
       3,118   Valence Technology,
               Inc.#*....................          8,730
       1,150   Vicor Corp.#..............         15,640
       1,364   Wilson Greatbatch
               Technologies, Inc.*.......         32,600
                                           -------------
                                               5,189,400
                                           -------------


Shares                                         Value
--------------------------------------------------------
ELECTRONICS -- 4.2%
         500   American Science &
               Engineering, Inc.#*.......  $      22,180
       5,275   Amphenol Corp. ...........        211,897
         752   Analogic Corp. ...........         37,841
      12,100   Applera Corp.-Applied
               Biosystems Group..........        238,007
       7,194   Arrow Electronics,
               Inc.*.....................        195,389
       7,439   Avnet, Inc.*..............        167,601
       2,900   AVX Corp.#................         35,148
         407   Badger Meter, Inc. .......         16,809
         749   BEI Technologies, Inc. ...         19,983
         648   Bel Fuse, Inc. Class B#...         19,803
       2,520   Benchmark Electronics,
               Inc.*.....................         76,658
       2,084   Brady Corp. ..............         64,604
       2,392   Checkpoint Systems,
               Inc.*.....................         42,338
       1,300   Cogent, Inc.#*............         37,115
     146,005   Coherent, Inc.#*..........      5,257,640
       2,178   CTS Corp.#................         26,768
       1,040   Cubic Corp.#..............         18,450
       2,405   Cymer, Inc.*..............         63,372
         912   Daktronics, Inc.#.........         18,249
       1,162   Dionex Corp.*.............         50,675
       1,600   Dolby Laboratories,
               Inc.*.....................         35,296
       1,840   Electro Scientific
               Industries, Inc.#*........         32,899
         554   Excel Technology, Inc.*...         13,462
         900   Fargo Electronics,
               Inc.#*....................         17,991
         620   Faro Technologies,
               Inc.#*....................         16,901
       1,638   FEI Co.#*.................         37,363
       4,164   Flir Systems, Inc.*.......        124,254
       9,634   Gentex Corp. .............        175,339
       5,758   Identix, Inc.#*...........         28,963
     140,262   II-VI, Inc.#*.............      2,579,418

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       2,200   International
               DisplayWorks, Inc.#*......  $      17,600
       1,700   Ionatron, Inc.#*..........         14,603
       1,270   Itron, Inc.#*.............         56,744
     257,514   Keithley Instruments,
               Inc.#.....................      3,968,291
       5,740   Kemet Corp.*..............         36,162
         295   LaBarge, Inc.#*...........          5,354
         246   LeCroy Corp.*.............          3,382
         425   LoJack Corp.#*............          7,463
         395   Measurement Specialties,
               Inc.#*....................          9,168
       2,280   Methode Electronics,
               Inc. .....................         27,064
         600   Metrologic Instruments,
               Inc.#*....................          7,524
       2,768   Mettler Toledo
               International, Inc.*......        128,933
         908   Molecular Devices
               Corp.#*...................         19,640
         600   Multi-Fineline Electronix,
               Inc.#*....................         11,040
         979   OSI Systems, Inc.#*.......         15,458
       1,102   Park Electrochemical
               Corp. ....................         27,770
       1,802   Paxar Corp.*..............         31,985
       7,650   PerkinElmer, Inc. ........        144,585
       1,096   Photon Dynamics, Inc.#*...         22,589
       2,772   Plexus Corp.*.............         39,445
       1,037   Rofin-Sinar Technologies,
               Inc.*.....................         34,014
      38,829   Rogers Corp.#*............      1,574,516
      31,600   Sanmina-SCI Corp.*........        172,852
     395,800   Solectron Corp.*..........      1,500,082
         971   Sonic Solutions, Inc.#*...         18,061
       2,000   Spatialight, Inc.#*.......         11,340
      14,517   Symbol Technologies,
               Inc. .....................        143,283
         400   Sypris Solutions, Inc.#...          4,948
       3,010   Taser International,
               Inc.#*....................         30,220
       2,663   Technitrol, Inc. .........         37,628
       5,404   Tektronix, Inc. ..........        125,751


Shares                                         Value
--------------------------------------------------------
       9,600   Thermo Electron Corp.*....  $     257,952
       3,622   Thomas & Betts Corp.*.....        102,285
       3,044   Trimble Navigation
               Ltd.*.....................        118,625
       2,725   TTM Technologies,
               Inc.#*....................         20,737
       2,217   Varian, Inc.*.............         83,780
       2,198   Viisage Technology,
               Inc.#*....................          9,847
      14,192   Vishay Intertechnology,
               Inc.*.....................        168,459
       1,431   Watts Water Technologies,
               Inc.#.....................         47,924
         621   Woodward Governor Co. ....         52,183
       1,209   X-Rite, Inc.#.............         13,916
                                           -------------
                                              18,805,616
                                           -------------
ENTERTAINMENT & LEISURE -- 0.8%
       3,432   Alliance Gaming Corp.*....         48,117
         316   Ambassadors Group, Inc.#..         11,752
       1,018   Arctic Cat, Inc. .........         20,900
       1,621   Argosy Gaming Co.*........         75,555
       1,241   Bluegreen Corp.#*.........         21,606
       5,799   Brunswick Corp. ..........        251,213
       4,502   Callaway Golf Co. ........         69,466
         586   Carmike Cinemas, Inc.#....         17,978
         367   Churchill Downs, Inc.#....         15,594
         348   Dover Downs Gaming &
               Entertainment, Inc.#......          4,614
         981   Dover Motorsports,
               Inc.#.....................          5,886
       2,500   DreamWorks Animation SKG,
               Inc.*.....................         65,500
         132   Escalade, Inc.#...........          1,826
       2,480   Gaylord Entertainment
               Co.*......................        115,295
       1,200   Great Wolf Resorts,
               Inc.#*....................         24,528
       7,362   GTECH Holdings Corp. .....        215,265
       9,457   Hasbro, Inc. .............        196,611
       2,104   International Speedway
               Corp. ....................        118,371

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
         992   Isle of Capri Casinos,
               Inc.#*....................  $      25,990
       1,753   Jakks Pacific, Inc.#*.....         33,675
       2,134   K2, Inc.#*................         27,059
       1,183   Lakes Entertainment,
               Inc.#*....................         18,218
       1,299   Leapfrog Enterprises,
               Inc.#*....................         14,679
       1,500   Life Time Fitness,
               Inc.#*....................         49,215
       2,730   Macrovision Corp.*........         61,534
       2,500   Magna Entertainment
               Corp.#*...................         14,100
       1,024   Marine Products Corp.#....         14,899
       4,346   Marvel Enterprises,
               Inc.#*....................         85,703
       1,500   Mikohn Gaming Corp.#*.....         22,088
       1,582   Multimedia Games, Inc.#*..         17,418
       1,872   Nautilus Group, Inc.#.....         53,352
         878   Navigant International,
               Inc.#*....................         12,898
       1,626   Pegasus Solutions,
               Inc.#*....................         18,130
       3,816   Penn National Gaming,
               Inc.*.....................        139,284
       2,101   Pinnacle Entertainment,
               Inc.*.....................         41,096
       2,619   Polaris Industries,
               Inc.#.....................        141,426
         779   RC2 Corp.*................         29,267
       2,700   Regal Entertainment
               Group#....................         50,976
       7,864   Sabre Holdings Corp. .....        156,887
       3,616   Scientific Games Corp.*...         97,379
       1,950   Shuffle Master, Inc.#*....         54,658
     160,111   Six Flags, Inc.#*.........        744,516
         938   Speedway Motorsports,
               Inc. .....................         34,293
         164   Steinway Musical
               Instruments*..............          4,815
       1,128   Sunterra Corp.#*..........         18,285


Shares                                         Value
--------------------------------------------------------
       1,768   Topps Co., Inc.#..........  $      17,733
       1,889   Vail Resorts, Inc.*.......         53,081
       2,100   Warner Music Group
               Corp.*....................         34,020
       1,202   WMS Industries, Inc.#*....         40,567
                                           -------------
                                               3,407,318
                                           -------------
ENVIRONMENTAL SERVICES -- 2.4%
       1,700   Aleris International,
               Inc.*.....................         38,335
      84,700   Allied Waste Industries,
               Inc.#*....................        671,671
         613   American Ecology Corp.#...         10,973
     231,376   Calgon Carbon Corp.#......      2,047,678
         843   Casella Waste Systems,
               Inc.#*....................         10,116
       1,000   Clean Harbors, Inc.#*.....         21,680
       6,674   Danielson Holdings
               Corp.#*...................         81,223
       3,500   Darling International,
               Inc.*.....................         13,125
         500   Duratek, Inc.*............         11,590
       2,700   Evergreen Solar, Inc.*....         17,361
     175,538   FuelCell Energy, Inc.#*...      1,792,243
     127,455   Headwaters, Inc.#*........      4,381,903
       2,996   KFX, Inc.#*...............         42,813
       1,048   Metal Management, Inc.#...         20,279
       1,775   Mine Safety Appliances
               Co. ......................         82,005
       5,100   Nalco Holding Co.*........        100,113
         110   Pacific Ethanol, Inc.#*...          1,097
       2,017   Plug Power, Inc.#*........         13,816
       3,200   Quantum Fuel Systems
               Technologies Worldwide,
               Inc.*.....................         16,000
       2,558   Stericycle, Inc.*.........        128,718
       2,074   Syntroleum Corp.#*........         21,279
      59,662   Tetra Tech, Inc.#*........        807,227
       3,067   Waste Connections,
               Inc.*.....................        114,368

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,007   Waste Industries USA,
               Inc.#.....................  $      14,239
       4,300   Waste Services, Inc.#*....         16,512
                                           -------------
                                              10,476,364
                                           -------------
FOOD, BEVERAGE & TOBACCO -- 1.3%
         300   Alico, Inc.#*.............         15,429
       5,749   Alliance One
               International, Inc. ......         34,552
         980   American Italian Pasta
               Co.#......................         20,600
         666   Andersons, Inc.#..........         23,850
         549   Boston Beer Co., Inc.#*...         12,320
       2,479   Chiquita Brands
               International, Inc.#......         68,073
         327   Coca-Cola Bottling Co.
               Consolidated..............         16,527
       4,318   Corn Products
               International, Inc. ......        102,596
      12,765   Del Monte Foods Co.*......        137,479
       2,161   Delta & Pine Land Co. ....         54,155
         500   Farmer Bros Co.#..........         11,130
       2,008   Flowers Foods, Inc. ......         71,003
       1,080   Great Atlantic & Pacific
               Tea Co.#*.................         31,385
         622   Green Mountain Coffee
               Roasters, Inc.#*..........         21,104
      44,122   Hain Celestial Group,
               Inc.#*....................        860,379
         318   Hansen Natural Corp.#*....         26,941
       4,500   Hormel Foods Corp. .......        131,985
         600   Ingles Markets, Inc.#.....          8,262
         170   J&J Snack Foods Corp. ....          8,900
       3,046   JM Smucker Co. ...........        142,979
         382   John B. Sanfilippo &
               Son#*.....................          8,809
       1,692   Lance, Inc. ..............         29,119
         500   M&F Worldwide Corp.#*.....          6,680


Shares                                         Value
--------------------------------------------------------
          78   Maui Land & Pineapple Co.,
               Inc.#*....................  $       2,970
       2,539   Molson Coors Brewing Co.
               Class B#..................        157,418
         685   Nash Finch Co.#...........         25,167
         128   National Beverage
               Corp.*....................          1,021
       1,547   Pathmark Stores, Inc.*....         13,552
         604   Peet's Coffee & Tea,
               Inc.#*....................         19,956
       4,053   PepsiAmericas, Inc. ......        104,000
       2,759   Performance Food Group
               Co.*......................         83,349
         894   Pilgrim's Pride Corp.#....         30,512
         194   Provide Commerce, Inc.#*..          4,188
       1,668   Ralcorp Holdings, Inc. ...         68,638
       1,859   Ruddick Corp. ............         47,460
       1,121   Sanderson Farms, Inc. ....         50,938
          11   Seaboard Corp.#...........         18,304
       5,190   Smithfield Foods, Inc.*...        141,531
       1,400   Spartan Stores, Inc.*.....         20,538
       8,100   Supervalu, Inc. ..........        264,141
      83,850   Tasty Baking Co.#.........        683,378
         415   Tejon Ranch Co.#*.........         21,360
       1,503   Tootsie Roll Industries,
               Inc. .....................         43,963
       2,306   United Natural Foods,
               Inc.*.....................         70,033
       1,553   Universal Corp. ..........         67,990
       1,237   Vector Group Ltd.#........         22,971
         709   Weis Markets, Inc.#.......         27,502
     161,459   Wild Oats Markets,
               Inc.#*....................      1,848,706
                                           -------------
                                               5,683,843
                                           -------------
FOREST PRODUCTS & PAPER -- 0.7%
       3,256   Bowater, Inc. ............        105,397
      86,629   Buckeye Technologies,
               Inc.*.....................        690,433
       1,734   Caraustar Industries,
               Inc.#*....................         18,207
         597   Deltic Timber Corp. ......         22,704
      75,917   Glatfelter#...............        941,371

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       3,397   Longview Fibre Co.#.......  $      69,808
       6,512   Louisiana-Pacific
               Corp. ....................        160,065
      23,500   MeadWestvaco Corp. .......        658,940
       2,000   Mercer International
               Inc.#*....................         14,580
         900   Neenah Paper, Inc.#.......         27,873
       1,676   Potlatch Corp. ...........         87,705
       3,024   Rayonier, Inc. ...........        160,363
       1,509   Rock-Tenn Co. ............         19,089
         896   Schweitzer-Mauduit
               International, Inc. ......         27,892
       6,768   Temple-Inland, Inc. ......        251,431
       2,524   Wausau-Mosinee Paper
               Corp. ....................         30,238
       1,000   Xerium Technologies,
               Inc.*.....................         11,850
                                           -------------
                                               3,297,946
                                           -------------
HEALTH CARE -- 8.3%
       1,104   Abaxis, Inc.#*............         12,012
         888   Abiomed, Inc.#*...........          7,592
       3,935   Advanced Medical Optics,
               Inc.*.....................        156,416
       1,189   Advanced Neuromodulation
               Systems, Inc.#*...........         47,180
       2,951   Align Technology,
               Inc.#*....................         21,749
         241   Alliance Imaging,
               Inc.#*....................          2,521
       2,100   Allied Healthcare
               International, Inc.#*.....         14,868
         677   Amedisys, Inc.#*..........         24,900
         744   America Service Group,
               Inc.#*....................         11,792
         620   American Dental Partners,
               Inc.#*....................         15,134
       1,777   American Healthways,
               Inc.#*....................         75,114
      33,822   American Medical Systems
               Holdings, Inc.*...........        698,424
       1,771   American Retirement
               Corp.*....................         25,892


Shares                                         Value
--------------------------------------------------------
       2,914   AMERIGROUP Corp.*.........  $     117,143
         693   AMN Healthcare Services,
               Inc.*.....................         10,416
       1,659   Amsurg Corp.#*............         45,938
         538   Angiodynamics, Inc.#*.....         11,696
         800   Animas Corp.#*............         16,120
       3,120   Apria Healthcare Group,
               Inc.*.....................        108,077
       1,026   Arrow International,
               Inc. .....................         32,729
       1,121   Arthrocare Corp.#*........         39,168
       1,029   Aspect Medical Systems,
               Inc.#*....................         30,602
       3,239   Bausch & Lomb, Inc. ......        268,837
       3,780   Beckman Coulter, Inc. ....        240,295
       6,114   Beverly Enterprises,
               Inc.#*....................         77,892
     273,400   Bio-Reference Labs,
               Inc.#*....................      3,794,792
         878   Biosite, Inc.#*...........         48,281
       1,295   Bruker BioSciences
               Corp.*....................          5,167
       2,000   Caliper Life Sciences,
               Inc.*.....................         11,200
       1,011   Candela Corp.#*...........         10,565
         800   Cantel Medical Corp.#*....         13,088
       2,550   Centene Corp.*............         85,629
       2,309   Cepheid, Inc.#*...........         16,948
       5,325   Community Health Systems,
               Inc.*.....................        201,232
       1,990   Conmed Corp.*.............         61,232
       2,492   Cooper Cos, Inc.#.........        151,663
       4,102   Corvel Corp.#*............        103,042
       3,818   Covance, Inc.*............        171,314
       1,069   Cyberonics, Inc.#*........         46,384
       6,853   Cytyc Corp.*..............        151,177
       2,523   Dade Behring Holdings,
               Inc. .....................        164,020
         696   Datascope Corp. ..........         23,212
         400   DexCom, Inc.#*............          4,996
       1,378   Diagnostic Products
               Corp. ....................         65,221

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,200   DJ Orthopedics, Inc.*.....  $      32,916
       3,687   Edwards Lifesciences
               Corp.*....................        158,615
       1,079   Encore Medical Corp.#*....          5,988
       1,166   Epix Medical, Inc.#*......         10,319
         900   Foxhollow Technologies,
               Inc.#*....................         34,443
       2,956   Gen-Probe, Inc.*..........        107,096
       1,231   Genesis HealthCare
               Corp.*....................         56,971
       1,709   Gentiva Health Services,
               Inc.*.....................         30,523
       1,571   Haemonetics Corp.*........         63,845
       6,976   Health Net, Inc.*.........        266,204
       2,200   HealthTronics, Inc.*......         28,578
       5,170   Henry Schein, Inc.*.......        214,658
       3,342   Hillenbrand Industries,
               Inc. .....................        168,938
       1,410   Hologic, Inc.*............         56,048
       3,735   Hooper Holmes, Inc. ......         15,500
         800   Horizon Health Corp.*.....         18,712
         696   ICU Medical, Inc.#*.......         22,390
       2,097   Idexx Laboratories,
               Inc.*.....................        130,706
       2,603   Immucor, Inc.*............         75,357
       2,194   Inamed Corp.*.............        146,932
         600   IntraLase Corp.*..........         11,772
       2,000   Intuitive Surgical,
               Inc.#*....................         93,280
       1,834   Invacare Corp. ...........         81,356
         700   Inverness Medical
               Innovations, Inc.#*.......         19,110
       1,100   Iris International,
               Inc. .....................         19,580
         500   Kensey Nash Corp.#*.......         15,120
      49,602   Kindred Healthcare,
               Inc.#*....................      1,964,735
       2,877   Kinetic Concepts, Inc.*...        172,620
       1,800   Kyphon, Inc.#*............         62,622
       1,079   LabOne, Inc.*.............         42,955
       1,144   Laserscope#*..............         47,407


Shares                                         Value
--------------------------------------------------------
       1,290   LCA-Vision, Inc.#.........  $      62,513
         600   Lifeline Systems, Inc.*...         19,272
       3,139   LifePoint Hospitals,
               Inc.#*....................        158,582
       5,514   Lincare Holdings, Inc.*...        225,192
       1,318   Luminex Corp.#*...........         12,969
      43,042   Manor Care, Inc. .........      1,710,059
      28,850   Matria Healthcare,
               Inc.#*....................        929,835
         166   Medcath Corp.#*...........          4,613
       1,826   Mentor Corp.#.............         75,742
     122,477   Merge Technologies,
               Inc.#*....................      2,296,444
         773   Meridian Bioscience,
               Inc.#.....................         14,648
       1,568   Merit Medical Systems,
               Inc.*.....................         24,163
          55   Micro Therapeutics,
               Inc.#*....................            219
         668   Molina Healthcare,
               Inc.#*....................         29,566
         379   National Healthcare
               Corp.#....................         13,382
      65,200   NovaMed, Inc.#*...........        395,764
       1,000   NuVasive, Inc.#*..........         16,620
         992   Oakley, Inc. .............         16,894
       3,543   OCA, Inc.#*...............          6,661
       2,225   Odyssey HealthCare,
               Inc.#*....................         32,085
       1,317   Option Care, Inc.#........         18,570
       2,592   OraSure Technologies,
               Inc.#*....................         25,894
       1,700   Orchid Cellmark, Inc. ....         18,377
       3,100   PainCare Holdings,
               Inc.#*....................         13,423
         905   Palomar Medical
               Technologies, Inc.#*......         21,648
       1,299   Pediatrix Medical Group,
               Inc.*.....................         95,528
       1,669   PolyMedica Corp. .........         59,517
       1,000   Possis Medical, Inc.#*....         10,130
       3,878   PSS World Medical,
               Inc.*.....................         48,281
       1,308   Psychiatric Solutions,
               Inc.*.....................         63,713
         700   Radiation Therapy
               Services, Inc.*...........         18,585

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,197   RehabCare Group, Inc.*....  $      31,996
       4,097   Renal Care Group, Inc.*...        188,872
       1,262   Res-Care, Inc.*...........         17,113
       1,985   Resmed, Inc.#*............        130,990
      92,288   Respironics, Inc.#*.......      3,332,520
       1,296   Sierra Health Services*...         92,612
         700   Somanetics Corp.#*........         15,729
         998   SonoSite, Inc.#*..........         30,978
         349   Specialty Laboratories,
               Inc.#*....................          2,935
       4,131   Steris Corp. .............        106,456
         964   Sunrise Senior Living,
               Inc.#*....................         52,037
         925   SurModics, Inc.*..........         40,117
       2,483   Sybron Dental Specialties,
               Inc.*.....................         93,410
     104,217   Symbion, Inc.#*...........      2,485,575
      41,400   Symmetry Medical, Inc.#*..        974,556
      91,000   Synovis Life Technologies,
               Inc.#*....................        726,180
      60,510   Techne Corp.#*............      2,778,014
       3,328   ThermoGenesis Corp.#*.....         14,477
     176,578   Thoratec Corp.#*..........      2,708,707
       4,665   Triad Hospitals, Inc.*....        254,896
       1,272   TriPath Imaging, Inc.#*...         10,888
      42,900   United Surgical Partners
               International, Inc.*......      2,234,232
       2,960   Universal Health Services,
               Inc. Class B..............        184,053
         617   US Physical Therapy,
               Inc.*.....................         11,834
       1,730   Ventana Medical
               Systems#*.................         69,598
       2,058   Viasys Healthcare,
               Inc.*.....................         46,490
         700   VistaCare, Inc.*..........         12,929
         900   Vital Images, Inc.#*......         16,155
         323   Vital Signs, Inc. ........         13,992
       1,200   WellCare Health Plans,
               Inc.#*....................         42,612


Shares                                         Value
--------------------------------------------------------
      29,800   WellChoice, Inc.#*........  $   2,070,206
       1,570   West Pharmaceutical
               Services, Inc. ...........         44,039
       1,645   Wright Medical Group,
               Inc.*.....................         43,922
         240   Young Innovations,
               Inc. .....................          8,959
         616   Zoll Medical Corp.*.......         15,677
                                           -------------
                                              36,759,611
                                           -------------
HOTELS & RESTAURANTS -- 2.5%
       1,316   Ameristar Casinos,
               Inc.#.....................         34,334
       5,042   Applebees International,
               Inc. .....................        133,563
       2,058   Aztar Corp.*..............         70,487
       2,264   Bob Evans Farms, Inc. ....         52,796
         412   Buffalo Wild Wings,
               Inc.#*....................         12,854
      42,595   California Pizza Kitchen,
               Inc.#*....................      1,161,566
       2,922   CBRL Group, Inc.#.........        113,549
       2,270   CEC Entertainment, Inc.*..         95,544
       4,740   Cheesecake Factory*.......        164,620
         898   Choice Hotels
               International, Inc. ......         58,999
       2,900   CKE Restaurants, Inc.#....         40,368
      65,700   Darden Restaurants,
               Inc. .....................      2,166,786
         719   Dave & Buster's, Inc.#*...         13,258
       1,324   IHOP Corp.#...............         57,448
       2,301   Jack in the Box, Inc.*....         87,254
       3,397   Krispy Kreme Doughnuts,
               Inc.#*....................         23,643
      10,900   La Quinta Corp.*..........        101,697
       1,110   Landry's Restaurants,
               Inc. .....................         33,400
         712   Lodgian, Inc.*............          7,312
         996   Lone Star Steakhouse &
               Saloon....................         30,288
       1,392   Marcus Corp. .............         29,538

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
         600   Monarch Casino & Resort,
               Inc.#*....................  $      13,224
       1,476   MTR Gaming Group, Inc.*...         17,181
       1,271   O'Charleys, Inc.#*........         22,446
       3,894   Outback Steakhouse,
               Inc. .....................        176,165
       1,680   Panera Bread Co.#*........        104,303
         729   Papa John's International,
               Inc.#*....................         29,138
       1,557   PF Chang's China Bistro,
               Inc.#*....................         91,832
      74,475   Rare Hospitality
               International, Inc.#*.....      2,269,253
         883   Red Robin Gourmet Burgers,
               Inc.#*....................         54,728
         600   Riviera Holdings
               Corp.#*...................         13,590
       4,000   Ruby Tuesday, Inc.#.......        103,600
       2,657   Ryan's Restaurant Group,
               Inc.*.....................         37,225
       3,456   Sonic Corp.*..............        105,512
       3,338   Station Casinos, Inc. ....        221,643
       1,339   Steak N Shake Co.*........         24,932
      97,000   Texas Roadhouse, Inc.#*...      3,370,750
       2,274   Triarc Cos. Class B#......         33,792
                                           -------------
                                              11,178,618
                                           -------------
HOUSEHOLD PRODUCTS -- 1.1%
       3,787   American Greetings........        100,356
         668   American Woodmark
               Corp.#....................         20,047
         662   Bassett Furniture
               Industries, Inc. .........         12,485
       1,880   Blyth, Inc. ..............         52,734
       1,020   Central Garden and Pet
               Co.*......................         50,102
       3,633   Church & Dwight, Inc. ....        131,515
         900   CNS, Inc.#................         20,565
         476   CSS Industries, Inc.#.....         16,108


Shares                                         Value
--------------------------------------------------------
         999   Digital Theater Systems,
               Inc.*.....................  $      17,812
       1,700   Ennis Business Forms......         30,804
       1,930   Ethan Allen Interiors,
               Inc.#.....................         64,674
     141,275   Fossil, Inc.#*............      3,206,943
       3,226   Furniture Brands
               International, Inc. ......         69,714
         300   Hooker Furniture Corp. ...          5,241
       1,619   Jarden Corp.#*............         87,296
       1,617   John H Harland Co. .......         61,446
       1,358   Kimball International,
               Inc. Class B#.............         17,926
       3,420   La-Z-Boy, Inc.#...........         49,829
         809   Libbey, Inc.#.............         12,790
         219   Lifetime Hoan Corp.#......          4,277
       4,693   Maytag Corp.#.............         73,492
          69   National Presto
               Industries, Inc. .........          3,041
       1,776   Playtex Products,
               Inc.#*....................         19,110
         625   Russ Berrie & Co.,
               Inc. .....................          8,006
       1,269   Scotts Co.*...............         90,365
       2,205   Spectrum Brands, Inc.*....         72,765
         980   Standard Register Co.#....         15,494
         528   Stanley Furniture Co.,
               Inc. .....................         12,968
       2,652   Tempur-Pedic
               International, Inc.#*.....         58,821
       2,812   Tivo, Inc.#*..............         18,784
       2,584   Toro Co. .................         99,768
       2,953   Tupperware Corp. .........         69,012
         823   Universal Electronics,
               Inc.*.....................         13,654
       1,196   WD-40 Co. ................         33,404
       2,739   Yankee Candle Co.,
               Inc. .....................         87,922
                                           -------------
                                               4,709,270
                                           -------------
INDUSTRIAL MACHINERY -- 3.3%
     130,044   AGCO Corp.#*..............      2,486,441
         798   Alamo Group, Inc.#........         14,899

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,692   Albany International
               Corp. ....................  $      54,330
       1,892   Applied Industrial
               Technologies, Inc. .......         61,093
       1,025   Astec Industries, Inc.*...         23,770
       2,005   Baldor Electric Co.#......         48,762
       3,010   Briggs & Stratton
               Corp.#....................        104,206
       1,300   Bucyrus International,
               Inc. .....................         49,374
         687   Cascade Corp. ............         29,713
     100,830   Cognex Corp.#.............      2,640,738
       2,823   Cummins, Inc. ............        210,624
       3,030   Flowserve Corp.*..........         91,688
       1,352   Franklin Electric Co.,
               Inc.#.....................         52,255
       1,327   Gardner Denver, Inc.*.....         46,551
         746   Gehl Co.#*................         29,049
       1,300   Global Power Equipment
               Group, Inc.#*.............         10,335
         481   Gorman-Rupp Co.#..........         10,298
       4,173   Graco, Inc. ..............        142,174
       3,170   IDEX Corp. ...............        122,394
         570   Intevac, Inc.#*...........          5,968
       2,656   JLG Industries, Inc.#.....         72,987
      31,750   Joy Global, Inc. .........      1,066,482
         794   Kadant, Inc.*.............         17,412
       2,247   Kennametal, Inc. .........        103,025
       2,117   Lincoln Electric Holdings,
               Inc.#.....................         70,179
     144,084   Lindsay Manufacturing
               Co.#......................      3,397,501
       1,763   Manitowoc Co. ............         72,318
         139   Middleby Corp.#*..........          7,348
         350   NACCO Industries, Inc. ...         37,527
       1,647   Nordson Corp. ............         56,459
       1,963   Presstek, Inc.#*..........         22,221
       1,617   Regal-Beloit Corp.#.......         47,152
         699   Robbins & Myers, Inc.#....         15,035
         699   Sauer-Danfoss, Inc.#......         12,421


Shares                                         Value
--------------------------------------------------------
       3,629   Snap-On, Inc. ............  $     124,475
       5,006   Stanley Works.............        227,973
       1,747   Stewart & Stevenson
               Services..................         39,587
       1,080   Tecumseh Products Co.#....         29,635
         525   Tennant Co.#..............         18,590
       2,932   Terex Corp.*..............        115,521
         997   Thomas Industries,
               Inc. .....................         39,840
         900   TurboChef Technologies,
               Inc.*.....................         16,128
       3,143   UNOVA, Inc.#*.............         83,698
     108,917   Wabtec Corp.#.............      2,339,537
       4,277   Zebra Technologies
               Corp.*....................        187,290
                                           -------------
                                              14,455,003
                                           -------------
INSURANCE -- 2.3%
       1,417   21st Century Insurance
               Group.....................         21,028
         600   Affirmative Insurance
               Holdings, Inc. ...........          9,510
       2,002   Alfa Corp. ...............         29,469
         271   Alleghany Corp.*..........         80,487
       3,297   Allmerica Financial
               Corp.*....................        122,286
         992   American Equity Investment
               Life Holding Co.#.........         11,785
       2,830   American Financial Group,
               Inc. .....................         94,862
         395   American National
               Insurance.................         45,303
         600   American Physicians
               Capital, Inc.*............         22,290
       2,442   AmerUs Group Co.#.........        117,338
       1,609   Argonaut Group, Inc.#*....         37,152
       5,581   Arthur J Gallagher &
               Co.#......................        151,413
         370   Baldwin & Lyons, Inc.
               Class B#..................          8,917
      41,271   Bristol West Holdings,
               Inc.#.....................        755,259

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       3,384   Brown & Brown, Inc. ......  $     152,077
       1,155   Ceres Group, Inc.#*.......          7,022
       2,052   Citizens, Inc.#*..........         12,517
         709   CNA Surety Corp.*.........         10,529
       1,434   Commerce Group, Inc. .....         89,066
       9,116   Conseco, Inc.*............        198,911
          31   Crawford & Co. Class B#...            230
       1,567   Delphi Financial Group....         69,183
       1,003   Direct General Corp.#.....         18,666
      40,021   Donegal Group, Inc.#......        798,819
         107   EMC INS Group, Inc.#......          1,935
         200   Enstar Group, Inc.#*......         13,556
       2,706   Erie Indemnity Co.#.......        146,800
         696   FBL Financial Group,
               Inc.#.....................         19,217
       1,730   First Acceptance
               Corp.#*...................         16,366
       4,981   First American Corp. .....        199,937
         290   FPIC Insurance Group,
               Inc.#*....................          8,506
         283   Great American Financial
               Resources, Inc.#..........          5,606
         767   Harleysville Group,
               Inc. .....................         16,023
       3,958   HCC Insurance Holdings,
               Inc. .....................        149,889
       1,825   Hilb Rogal & Hobbs Co.#...         62,780
       2,414   Horace Mann Educators
               Corp. ....................         45,431
         360   Independence Holding
               Co.#......................          6,354
       1,300   Infinity Property &
               Casualty Corp. ...........         45,344
         202   Kansas City Life Ins
               Co.#......................          9,706
       1,500   KMG America Corp.*........         14,910
       1,038   LandAmerica Financial
               Group, Inc.#..............         61,626
         554   Markel Corp.*.............        187,806
      33,300   Max Re Capital Ltd. ......        762,570
       1,487   Mercury General Corp. ....         81,071
         466   Midland Co. ..............         16,399


Shares                                         Value
--------------------------------------------------------
         100   National Western Life
               Insurance Co.*............  $      19,389
         398   Navigators Group, Inc.*...         13,759
         700   Odyssey Re Holdings
               Corp.#....................         17,276
       3,746   Ohio Casualty Corp. ......         90,578
      10,900   Old Republic International
               Corp. ....................        275,661
         983   Philadelphia Consolidated
               Holding Co.*..............         83,319
     134,700   Phoenix Cos, Inc.#........      1,602,930
       1,480   PMA Capital Corp.#*.......         13,068
      29,200   PMI Group, Inc.#..........      1,138,216
       1,541   Presidential Life
               Corp. ....................         26,367
       1,594   ProAssurance Corp.*.......         66,565
       4,168   Protective Life Corp. ....        175,973
       5,200   Radian Group, Inc. .......        245,544
       1,692   Reinsurance Group of
               America, Inc. ............         78,695
       1,293   RLI Corp. ................         57,668
         600   Safety Insurance Group,
               Inc.#.....................         20,256
         673   SeaBright Insurance
               Holdings, Inc.*...........          7,692
       1,734   Selective Insurance
               Group.....................         85,920
       1,741   Stancorp Financial Group,
               Inc. .....................        133,326
         796   State Auto Financial
               Corp. ....................         24,708
       1,125   Stewart Information
               Services Corp. ...........         47,250
       1,200   Tower Group, Inc. ........         18,756
       1,600   Transatlantic Holdings,
               Inc. .....................         89,312
      13,439   Triad Guaranty, Inc.*.....        677,191
       2,159   UICI......................         64,273
         960   United Fire & Casualty
               Co.#......................         42,643

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       2,845   Unitrin, Inc. ............  $     139,689
       1,306   Universal American
               Financial Corp.#*.........         29,542
       2,400   USI Holdings Corp.#*......         30,912
         100   Wesco Financial Corp. ....         36,000
       6,388   WR Berkley Corp. .........        227,924
       1,025   Zenith National Insurance
               Corp.#....................         69,557
                                           -------------
                                              10,385,910
                                           -------------
INTERNET SERVICES & APPLICATIONS -- 0.8%
         299   1-800 Contacts, Inc.#*....          5,792
       1,266   1-800-FLOWERS.COM,
               Inc.*.....................          8,913
       3,134   Agile Software Corp.*.....         19,744
       6,926   Akamai Technologies,
               Inc.*.....................         90,938
       1,983   Alloy, Inc.#*.............         10,193
       4,300   Applied Digital Solutions,
               Inc.*.....................         14,147
       3,500   aQuantive, Inc.#*.........         62,020
         600   Arbinet-thexchange,
               Inc.#*....................          4,020
       3,723   Ariba, Inc.#*.............         21,593
       2,098   Asiainfo Holdings,
               Inc.*.....................         11,560
       3,410   Ask Jeeves#*..............        102,948
       1,600   Audible, Inc.#*...........         27,792
       2,342   Autobytel, Inc.#*.........         11,312
       2,958   Avocent Corp.*............         77,322
         565   Blue Coat Systems,
               Inc.#*....................         16,882
         900   Blue Nile, Inc.#*.........         29,421
       5,003   Checkfree Corp.*..........        170,402
         600   Click Commerce, Inc.#*....         13,782
      25,527   CMGI, Inc.#*..............         48,246
       8,219   CNET Networks, Inc.#*.....         96,491
         244   Cogent Communications
               Group, Inc.#*.............          1,620
       1,724   Cybersource Corp.#*.......         12,602
       2,169   Digital Insight Corp.*....         51,882


Shares                                         Value
--------------------------------------------------------
       1,891   Digital River, Inc.#*.....  $      60,039
       4,734   Digitas, Inc.*............         54,015
       7,000   DoubleClick, Inc.*........         58,730
       2,300   Drugstore.Com#*...........          9,591
       4,000   E-Loan, Inc.#*............         13,360
       3,866   E.piphany, Inc.*..........         13,454
       7,963   Earthlink, Inc.*..........         68,960
       1,000   eCollege.com, Inc.#*......         11,900
       2,872   Entrust, Inc.#*...........         13,757
       1,029   Equinix, Inc.#*...........         44,597
       2,821   eResearch Technology,
               Inc.#*....................         37,773
       2,222   F5 Networks, Inc.*........        104,956
       1,243   GSI Commerce, Inc.#*......         20,820
       2,875   Harris Interactive,
               Inc.*.....................         14,001
       5,806   Homestore, Inc.*..........         11,786
       2,019   Infospace, Inc.#*.........         66,486
       1,900   Intermix Media, Inc.#*....         15,903
       2,300   Internet Capital Group,
               Inc.*.....................         16,859
       2,605   Internet Security
               Systems*..................         52,855
       2,814   Interwoven, Inc.*.........         21,189
       2,712   Ipass, Inc.#*.............         16,435
       2,525   iVillage, Inc.*...........         15,100
       1,200   j2 Global Communications,
               Inc.#*....................         41,328
       1,203   Jupitermedia Corp.#*......         20,607
         779   Keynote Systems, Inc.*....          9,091
       2,256   Lionbridge
               Technologies#*............         15,296
       4,273   Macromedia, Inc.*.........        163,314
       2,630   Matrixone, Inc.*..........         13,150
       6,052   Monster Worldwide,
               Inc.*.....................        173,571
       1,600   Motive, Inc.*.............         15,888
       3,206   Netbank, Inc. ............         29,880
       2,189   NetFlix, Inc.#*...........         35,921
         642   Netratings, Inc.#*........          8,731

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       2,032   NIC, Inc.#*...............  $       9,388
         700   Niku Corp.*...............         14,511
       1,500   Nutri/System, Inc.#*......         22,140
       1,492   Online Resources
               Corp.#*...................         16,875
       4,272   Openwave Systems, Inc.#*..         70,061
       3,255   Opsware, Inc.#*...........         16,666
         634   Overstock.com, Inc.#*.....         22,570
       1,362   Priceline.com, Inc.#*.....         31,775
       1,610   ProQuest Co.#*............         52,792
       7,400   RealNetworks, Inc.#*......         36,778
       2,932   Redback Networks, Inc.#*..         18,706
         800   RightNow Technologies,
               Inc.#*....................          9,616
       3,984   RSA Security, Inc.*.......         45,736
       5,043   S1 Corp.#*................         23,753
       5,431   Sapient Corp.*............         43,068
       2,363   Secure Computing Corp.#*..         25,709
       3,285   Seebeyond Technology
               Corp.*....................         13,731
       1,154   Sohu.com, Inc.#*..........         25,296
       3,465   SonicWALL, Inc.#*.........         18,676
       1,317   Stamps.com, Inc.#*........         24,694
         721   Stellent, Inc.*...........          5,408
       2,154   SupportSoft, Inc.#*.......         11,179
       1,550   Terremark Worldwide,
               Inc.#*....................         10,850
      12,270   TIBCO Software, Inc.*.....         80,246
         125   Travelzoo, Inc.#*.........          4,104
       1,963   Trizetto Group#*..........         27,502
       2,827   United Online, Inc. ......         30,701
       4,700   Valueclick, Inc.#*........         57,951
       1,600   VASCO Data Security
               International, Inc.#*.....         15,520
       1,376   Verity, Inc.*.............         12,068
       1,550   Vignette Corp.#*..........         17,438


Shares                                         Value
--------------------------------------------------------
       1,726   WebEx Communications,
               Inc.#*....................  $      45,584
      20,713   WebMD Corp.#*.............        212,723
       3,170   webMethods, Inc.#*........         17,752
       1,400   Websense, Inc.*...........         67,270
                                           -------------
                                               3,337,802
                                           -------------
MANUFACTURING -- 2.1%
       1,660   Actuant Corp.*............         79,580
       2,743   Acuity Brands, Inc.#......         70,468
         400   Ameron International
               Corp.#....................         14,960
       1,134   AO Smith Corp. ...........         30,289
       1,032   Applied Films Corp.*......         26,419
       2,130   Aptargroup, Inc. .........        108,204
         838   Barnes Group, Inc. .......         27,738
       1,900   Blount International,
               Inc.*.....................         31,711
       3,539   Brink's Co. ..............        127,404
       1,847   Carlisle Cos, Inc. .......        126,760
       1,395   Ceradyne, Inc.#*..........         33,578
       3,268   Clarcor, Inc. ............         95,589
       3,091   Crane Co. ................         81,293
         909   CUNO, Inc.#*..............         64,939
       4,758   Donaldson Co., Inc. ......        144,310
       1,300   EnPro Industries, Inc.*...         37,531
         793   ESCO Technologies,
               Inc.*.....................         79,934
      50,184   Federal Signal Corp.#.....        782,870
       1,100   Flanders Corp.#*..........          9,900
         600   Freightcar America,
               Inc.#*....................         11,898
       1,647   Griffon Corp.#*...........         36,563
       2,462   Harsco Corp. .............        134,302
       2,950   Hexcel Corp.#*............         49,914
       5,031   Jacuzzi Brands, Inc.#*....         53,983
       1,547   Lancaster Colony Corp. ...         66,397
       1,876   Matthews International
               Corp. ....................         73,089
       1,425   Myers Industries, Inc.#...         17,813

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       7,682   Pall Corp. ...............  $     233,226
       6,004   Pentair, Inc. ............        257,031
         800   Raven Industries, Inc.#...         18,736
      84,709   Roper Industries, Inc.#...      6,045,681
       4,525   SPX Corp. ................        208,060
         696   Standex International
               Corp.#....................         19,773
       1,558   Sturm Ruger & Co.,
               Inc.#.....................         13,041
       2,072   Teleflex, Inc.#...........        123,015
       1,969   Tredegar Corp. ...........         30,716
       2,372   Trinity Industries,
               Inc.#.....................         75,975
                                           -------------
                                               9,442,690
                                           -------------
METALS & MINING -- 1.6%
       6,585   AK Steel Holding
               Corp.#*...................         42,210
      45,302   Allegheny Technologies,
               Inc. .....................        999,362
       1,800   Alpha Natural Resources,
               Inc.*.....................         42,984
         369   AM Castle & Co.*..........          5,705
       1,121   Amcol International
               Corp. ....................         21,064
       3,729   Arch Coal, Inc.#..........        203,119
       1,309   Brush Engineered
               Materials, Inc.#*.........         18,666
       1,411   Carpenter Technology......         73,090
       1,238   Century Aluminum Co.*.....         25,255
         840   Charles & Colvard Ltd.#...         20,622
         728   CIRCOR International,
               Inc. .....................         17,960
       1,202   Cleveland-Cliffs, Inc.#...         69,428
      14,022   Coeur d'Alene Mines
               Corp.#*...................         50,900
       3,370   Commercial Metals Co. ....         80,273
         950   Compass Minerals
               International, Inc. ......         22,230
       5,544   Consol Energy, Inc. ......        297,047


Shares                                         Value
--------------------------------------------------------
       1,400   Earle M Jorgensen Co.*....  $      11,270
       1,400   Foundation Coal Holdings,
               Inc.#.....................         36,316
       1,653   Gibraltar Industries,
               Inc.#.....................         30,647
       8,076   Hecla Mining Co.#*........         36,827
         800   James River Coal Co.*.....         27,720
      79,105   Kaydon Corp.#.............      2,203,074
         199   Lawson Products#..........          7,725
       4,672   Massey Energy Co.#........        176,228
       1,269   Metals USA, Inc.#*........         24,136
       2,292   Mueller Industries,
               Inc. .....................         62,113
      67,706   NN, Inc. .................        858,512
       1,209   NS Group, Inc.#*..........         39,305
       2,216   Oregon Steel Mills,
               Inc.#*....................         38,137
       1,444   Quanex Corp. .............         76,546
       1,617   Reliance Steel & Aluminum
               Co. ......................         59,942
         479   Roanoke Electric Steel
               Corp. ....................          7,913
         932   Royal Gold, Inc.#.........         18,752
       1,272   RTI International Metals,
               Inc.*.....................         39,954
       1,350   Ryerson Tull, Inc.#.......         19,264
         977   Schnitzer Steel
               Industries, Inc.#.........         23,155
       2,184   Steel Dynamics, Inc.#.....         57,330
         656   Steel Technologies,
               Inc.#.....................         11,086
       3,077   Stillwater Mining Co.#*...         22,831
         300   Sun Hydraulics Corp.#.....         10,917
       4,910   Timken Co. ...............        113,421
         339   Titanium Metals Corp.#*...         19,252
       6,835   United States Steel
               Corp. ....................        234,919
      50,115   USEC, Inc.#...............        733,684
         857   Valmont Industries,
               Inc. .....................         22,111

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
         500   Wheeling-Pittsburgh
               Corp.#*...................  $       7,690
       3,830   Worthington Industries....         60,514
                                           -------------
                                               7,081,206
                                           -------------
MULTIMEDIA -- 2.4%
      85,684   4Kids Entertainment,
               Inc.#*....................      1,703,398
         300   Beasley Broadcasting
               Group, Inc.#*.............          4,347
       6,073   Belo Corp. ...............        145,570
      18,294   Charter Communications,
               Inc.#*....................         21,587
     203,632   Citadel Broadcasting
               Corp.#*...................      2,331,586
         716   CKX, Inc.*................          9,211
         450   Courier Corp.#............         17,285
       2,431   Cox Radio, Inc.*..........         38,288
       1,083   Crown Media Holdings,
               Inc.#*....................         10,213
       3,022   Cumulus Media, Inc.*......         35,599
       9,000   Dex Media, Inc. ..........        219,690
       3,200   Dow Jones & Co., Inc.#....        113,440
      26,930   Emmis Communications
               Corp.#*...................        475,853
       2,366   Entercom Communications
               Corp.*....................         78,764
       4,819   Entravision Communications
               Corp.*....................         37,540
         425   Fisher Communications,
               Inc.#*....................         20,098
      14,474   Gemstar-TV Guide
               International, Inc.*......         51,962
       2,761   Gray Television, Inc. ....         33,298
       1,735   Hearst-Argyle Television,
               Inc. .....................         42,507
       3,701   Hollinger International,
               Inc.#.....................         37,047


Shares                                         Value
--------------------------------------------------------
       3,026   Insight Communications
               Co., Inc.#*...............  $      33,437
       2,850   John Wiley & Sons,
               Inc. .....................        113,230
       1,291   Journal Communications,
               Inc.#.....................         21,689
       2,724   Journal Register Co.*.....         47,697
       2,807   Lee Enterprises, Inc. ....        112,533
       1,110   Liberty Corp.#............         40,859
       1,862   Lin TV Corp.*.............         25,863
         725   Lodgenet Entertainment
               Corp.*....................         12,028
       1,405   Martha Stewart Living
               Omnimedia#*...............         40,998
       1,258   McClatchy Co. ............         82,324
       1,357   Media General, Inc. ......         87,879
     172,821   Mediacom Communications
               Corp.#*...................      1,187,280
       2,548   Meredith Corp. ...........        125,005
         300   Outdoor Channel Holdings,
               Inc.#*....................          4,128
         804   Playboy Enterprises, Inc.
               Class B#*.................         10,404
       9,323   Primedia, Inc.#*..........         37,758
       4,700   Radio One, Inc. Class
               D*........................         60,019
     109,139   Reader's Digest
               Association, Inc. ........      1,800,793
       2,183   Regent Communications,
               Inc.*.....................         12,814
         820   Saga Communications,
               Inc.*.....................         11,480
         571   Salem Communications
               Corp.#*...................         11,329
       1,976   Scholastic Corp.*.........         76,175
       2,521   Sinclair Broadcast Group,
               Inc. .....................         22,891
     106,894   Spanish Broadcasting
               System#*..................      1,067,871
         646   Thomas Nelson, Inc. ......         14,057

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
          71   Value Line, Inc.#.........  $       2,787
       4,675   Westwood One, Inc. .......         95,510
         661   World Wrestling
               Entertainment, Inc. ......          7,549
                                           -------------
                                              10,593,670
                                           -------------
OIL & GAS -- 3.7%
       1,200   ATP Oil & Gas Corp.*......         28,080
         777   Atwood Oceanics, Inc.*....         47,832
       1,009   Berry Petroleum Co.#......         53,356
         800   Bill Barrett Corp.#*......         23,664
       1,000   Bois d'Arc Energy,
               Inc.*.....................         14,750
       1,050   Brigham Exploration
               Co.#*.....................          9,586
       3,051   Cabot Oil & Gas Corp. ....        105,870
       2,259   Cal Dive International,
               Inc.*.....................        118,304
         336   Callon Petroleum Co.#*....          4,966
         724   CARBO Ceramics, Inc. .....         57,167
       1,200   Carrizo Oil & Gas,
               Inc.*.....................         20,472
       3,200   Cheniere Energy, Inc.#*...         99,520
       4,829   Cimarex Energy Co.#*......        187,896
         244   Clayton Williams Energy,
               Inc.#*....................          7,318
       2,050   Comstock Resources,
               Inc.*.....................         51,844
       3,286   Cooper Cameron Corp.*.....        203,896
         430   Crosstex Energy, Inc. ....         20,769
       1,196   Delta Petroleum Corp.#*...         16,888
       3,400   Denbury Resources,
               Inc.*.....................        135,218
         333   Dril-Quip, Inc.*..........          9,660
      16,567   Dynegy, Inc.#*............         80,516
       1,039   Edge Petroleum Corp.#*....         16,229
       2,034   Encore Acquisition Co.*...         83,394
       3,900   Endeavour International
               Corp.*....................         14,157
       2,097   Energy Partners Ltd.*.....         54,962
       3,692   Equitable Resources,
               Inc. .....................        251,056
       3,986   FMC Technologies, Inc.*...        127,432


Shares                                         Value
--------------------------------------------------------
       2,899   Forest Oil Corp.*.........  $     121,758
       3,010   Frontier Oil Corp.#.......         88,343
       1,661   FX Energy, Inc.#*.........         18,321
       4,400   Gasco Energy, Inc.*.......         16,280
         800   Giant Industries,
               Inc.#*....................         28,800
       5,310   Global Industries Ltd.*...         45,135
         700   Goodrich Petroleum
               Corp.*....................         14,406
       7,553   Grant Prideco, Inc.*......        199,777
      11,109   Grey Wolf, Inc.*..........         82,318
         354   Gulf Island Fabrication,
               Inc.#.....................          7,038
       4,686   Hanover Compressor Co.#*..         53,936
       2,400   Harvest Natural Resources,
               Inc.#*....................         26,232
       2,985   Helmerich & Payne,
               Inc. .....................        140,056
       1,277   Holly Corp. ..............         59,598
         887   Hornbeck Offshore
               Services, Inc.#*..........         24,029
       1,754   Houston Exploration
               Co.*......................         93,050
       1,169   Hydril Co.*...............         63,535
       4,201   Input/Output, Inc.#*......         26,382
       2,877   KCS Energy, Inc.#*........         49,973
      44,800   Key Energy Services,
               Inc.*.....................        542,080
       1,733   Lone Star Technologies*...         78,851
         954   Lufkin Industries,
               Inc.#.....................         34,325
         388   Markwest Hydrocarbon,
               Inc.#.....................          9,002
       2,740   Maverick Tube Corp.#*.....         81,652
         700   McMoRan Exploration
               Co.#*.....................         13,657
       3,039   Meridian Resource Corp.*..         14,526
       3,152   Mission Resources
               Corp.#*...................         25,437
       5,060   National Fuel Gas Co. ....        146,285
       5,290   Newpark Resources*........         39,675
      16,263   Oceaneering International,
               Inc.*.....................        628,565

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       2,461   Oil States International,
               Inc.*.....................  $      61,943
       2,100   Parallel Petroleum
               Corp.#*...................         18,585
       5,173   Parker Drilling Co.*......         36,263
       9,988   Patterson-UTI Energy,
               Inc. .....................        277,966
         966   Penn Virginia Corp. ......         43,151
         600   PetroCorp, Inc.#..........              0
       1,600   Petrohawk Energy Corp.*...         17,280
       1,004   Petroleum Development
               Corp.*....................         31,977
       2,800   Petroquest Energy,
               Inc.*.....................         18,396
       1,300   Pioneer Drilling Co.*.....         19,838
       4,609   Plains Exploration &
               Production Co.*...........        163,758
       3,637   Pogo Producing Co. .......        188,833
      71,770   Pride International,
               Inc.*.....................      1,844,489
       2,212   Quicksilver Resources,
               Inc.#.....................        141,413
       4,868   Range Resources Corp.#....        130,949
       1,348   Remington Oil & Gas
               Corp.*....................         48,124
       1,015   Resource America, Inc. ...         39,108
      23,756   Rowan Cos, Inc. ..........        705,791
         732   RPC, Inc.#................         12,385
       1,075   SEACOR Holdings, Inc.*....         69,122
       4,268   Southwestern Energy Co.*..        200,511
       1,396   Spinnaker Exploration
               Co.#*.....................         49,544
       3,336   St. Mary Land &
               Exploration Co.#..........         96,677
       1,333   Stone Energy Corp.*.......         65,184
       4,784   Superior Energy
               Services*.................         85,155
       1,863   Swift Energy Co.*.........         66,733
       3,957   Tesoro Petroleum Corp. ...        184,080
       1,273   Tetra Technologies,
               Inc.*.....................         40,545
       3,635   Tidewater, Inc.#..........        138,566
       2,930   Todco*....................         75,213


Shares                                         Value
--------------------------------------------------------
         900   Toreador Resources
               Corp.#*...................  $      21,861
       2,392   Transmontaigne, Inc.*.....         25,116
       1,500   Tri-Valley Corp.#*........         20,895
      69,259   Unit Corp.#*..............      3,048,089
       1,177   Universal Compression
               Holdings, Inc.*...........         42,654
       2,147   Veritas DGC, Inc.*........         59,558
       2,955   Vintage Petroleum,
               Inc. .....................         90,039
         800   W&T Offshore, Inc. .......         19,256
     133,235   W-H Energy Services,
               Inc.#*....................      3,321,549
       1,400   Warren Resources,
               Inc.#*....................         14,630
       3,300   Western Gas Resources,
               Inc.#.....................        115,170
       1,506   Whiting Petroleum Corp.*..         54,683
                                           -------------
                                              16,322,903
                                           -------------
PHARMACEUTICALS -- 3.3%
       5,038   Abgenix, Inc.#*...........         43,226
       1,200   Acadia Pharmaceuticals,
               Inc.#*....................         10,080
       2,837   Accredo Health, Inc.*.....        128,800
       2,355   Adolor Corp.#*............         21,784
       5,562   Alkermes, Inc.#*..........         73,530
      34,376   Alpharma, Inc. ...........        497,421
       1,079   American Pharmaceutical
               Partners, Inc.*...........         44,509
       6,358   Amylin Pharmaceuticals,
               Inc.#*....................        133,073
      88,754   Andrx Corp.*..............      1,802,594
       1,563   Antigenics, Inc.#*........          8,456
       1,913   Array Biopharma, Inc.*....         12,052
       2,500   Atherogenics, Inc.#*......         39,950
       7,200   AVANIR
               Pharmaceuticals#*.........         20,160
         972   Bentley Pharmaceuticals,
               Inc.#*....................         10,643

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,700   Bioenvision, Inc.#*.......  $      12,376
       4,009   BioMarin Pharmaceuticals,
               Inc.#*....................         30,027
       2,500   BioScrip, Inc.#*..........         15,000
       1,117   Bone Care International,
               Inc.*.....................         36,827
          71   Caraco Pharmaceutical
               Laboratories Ltd.#*.......            609
       3,359   Cell Therapeutics,
               Inc.#*....................          9,103
       3,441   Cephalon, Inc.#*..........        136,986
       2,109   Connetics Corp.#*.........         37,203
       2,920   Corixa Corp.#*............         12,790
       2,753   Cubist Pharmaceuticals,
               Inc.#*....................         36,257
       2,109   CV Therapeutics, Inc.#*...         47,284
       1,845   Cypress Bioscience,
               Inc.#*....................         24,354
       3,584   Dendreon Corp.#*..........         18,744
       2,790   Discovery Laboratories,
               Inc.#*....................         20,339
       1,500   Dov Pharmaceutical,
               Inc.#*....................         27,990
       1,802   Durect Corp.#*............          9,172
       1,200   Dusa Pharmaceuticals,
               Inc.#*....................         11,160
       2,883   Endo Pharmaceuticals
               Holdings, Inc.*...........         75,765
       1,600   Eon Labs, Inc.*...........         49,024
       2,216   Eyetech Pharmaceuticals,
               Inc.#*....................         28,010
       1,336   First Horizon
               Pharmaceutical Corp.#*....         25,437
      43,285   HealthExtras, Inc.#*......        868,730
         400   Hi-Tech Pharmacal Co.,
               Inc.*.....................         12,744
       1,377   I-Flow Corp.#*............         22,913
         800   Idenix Pharmaceuticals,
               Inc.#*....................         17,344
       4,200   ImClone Systems, Inc.*....        130,074


Shares                                         Value
--------------------------------------------------------
       2,991   Impax Laboratories,
               Inc.#*....................  $      46,959
       2,543   Inspire Pharmaceuticals,
               Inc.*.....................         21,412
       1,400   Introgen Therapeutics,
               Inc.#*....................          9,016
       3,092   Isis Pharmaceuticals,
               Inc.#*....................         12,090
         217   Ista Pharmaceuticals,
               Inc.#*....................          1,805
      14,876   King Pharmaceuticals,
               Inc.*.....................        155,008
         772   Kos Pharmaceuticals,
               Inc.*.....................         50,566
       2,100   KV Pharmaceutical Co.#*...         35,175
       4,139   Ligand Pharmaceuticals,
               Inc. Class B#*............         28,766
       1,040   Mannatech, Inc.#..........         19,781
         800   Mannkind Corp.#*..........          8,040
       6,793   Medarex, Inc.#*...........         56,586
       7,700   Medco Health Solutions,
               Inc.*.....................        410,872
       2,749   Medicines Co.*............         64,299
       3,518   Medicis Pharmaceutical
               Corp. ....................        111,626
       4,318   MGI Pharma, Inc.#*........         93,960
      16,100   Mylan Laboratories,
               Inc. .....................        309,764
       3,634   Nabi Biopharmaceuticals*..         55,346
       1,200   Nastech Pharmaceutical
               Co., Inc.#*...............         17,076
         549   Natures Sunshine Products,
               Inc.#.....................          9,575
      37,166   NBTY, Inc.*...............        964,086
       2,329   NeighborCare, Inc.*.......         77,253
       1,093   Neopharm, Inc.#*..........         10,919
       2,164   Neurocrine Biosciences,
               Inc.*.....................         91,018
         588   Neurogen Corp.#*..........          4,010
         556   New River Pharmaceuticals,
               Inc.#*....................         16,691

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
         367   NitroMed, Inc.#*..........  $       7,138
       1,401   Noven Pharmaceuticals,
               Inc.*.....................         24,489
       2,229   NPS Pharmaceuticals,
               Inc.#*....................         25,299
       1,505   Nuvelo, Inc.#*............         11,634
       6,300   Omnicare, Inc. ...........        267,309
       2,049   Onyx Pharmaceuticals,
               Inc.#*....................         48,930
       2,947   OSI Pharmaceuticals,
               Inc.*.....................        120,444
       1,138   Pain Therapeutics,
               Inc.#*....................          7,682
      28,548   Par Pharmaceutical Cos,
               Inc.#*....................        908,112
         949   Penwest Pharmaceuticals
               Co.#*.....................         11,217
       5,081   Perrigo Co. ..............         70,829
      93,683   Pharmion Corp.#*..........      2,174,382
       1,540   Pozen, Inc.#*.............         12,628
         600   PRA International*........         16,068
       1,700   Prestige Brands Holdings,
               Inc.*.....................         33,150
       2,192   Priority Healthcare Corp.
               Class B*..................         55,589
         528   Progenics Pharmaceuticals,
               Inc.#*....................         11,014
      26,100   QLT, Inc.*................        271,962
         445   Renovis, Inc.#*...........          6,795
         795   Rigel Pharmaceuticals,
               Inc.#*....................         15,836
       2,400   Salix Pharmaceuticals
               Ltd.#*....................         42,384
       2,314   Star Scientific, Inc.#*...         10,344
       1,521   Tanox, Inc.#*.............         17,826
         921   Trimeris, Inc.#*..........          9,192
       1,193   United Therapeutics
               Corp.#*...................         57,503
         600   USANA Health Sciences,
               Inc.#*....................         25,380


Shares                                         Value
--------------------------------------------------------
     146,280   Valeant Pharmaceuticals
               International#............  $   2,578,916
       4,974   VCA Antech, Inc.*.........        120,620
       3,776   Vicuron Pharmaceuticals,
               Inc.*.....................        105,350
       6,600   Watson Pharmaceuticals,
               Inc.*.....................        195,096
       1,700   Zymogenetics, Inc.#*......         29,920
                                           -------------
                                              14,537,277
                                           -------------
REAL ESTATE -- 4.3%
       2,200   Aames Investment Corp.
               REIT......................         21,384
       1,679   Acadia Realty Trust REIT..         31,313
      93,592   Affordable Residential
               Communities REIT#.........      1,249,453
         539   Agree Realty Corp. REIT#..         16,305
         108   Alexander's, Inc.
               REIT#*....................         26,865
       1,328   Alexandria Real Estate
               Equities, Inc. REIT.......         97,542
       5,118   AMB Property Corp. REIT...        222,275
         600   American Campus
               Communities, Inc. REIT....         13,608
      71,698   American Financial Realty
               Trust REIT................      1,102,715
       1,937   American Home Mortgage
               Investment Corp. REIT#....         67,718
       1,667   AMLI Residential
               Properties Trust REIT#....         52,110
       7,071   Annaly Mortgage
               Management, Inc. REIT#....        126,783
       3,225   Anthracite Capital, Inc.
               REIT#.....................         38,216
       2,623   Anworth Mortgage Asset
               Corp. REIT#...............         25,810
       5,818   Apartment Investment &
               Management Co. REIT.......        238,073
         496   Arbor Realty Trust, Inc.
               REIT......................         14,235

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       3,893   Arden Realty, Inc. REIT...  $     140,070
       1,953   Ashford Hospitality Trust,
               Inc. REIT#................         21,092
         192   Avatar Holdings, Inc.
               REIT#*....................          9,652
         725   Bedford Property Investors
               REIT#.....................         16,690
       1,000   Bimini Mortgage
               Management, Inc. REIT#....         14,100
       1,700   BioMed Realty Trust, Inc.
               REIT......................         40,545
         511   Boykin Lodging Co.
               REIT#*....................          6,847
       3,359   Brandywine Realty Trust
               REIT......................        102,953
       2,984   BRE Properties REIT.......        124,880
         925   California Coastal
               Communities, Inc. REIT#*..         31,792
       2,975   Camden Property Trust
               REIT......................        159,906
       2,400   Capital Automotive REIT...         91,608
       1,425   Capital Lease Funding,
               Inc. REIT.................         15,461
         484   Capital Trust, Inc.
               REIT#.....................         16,170
       3,177   CarrAmerica Realty Corp.
               REIT......................        114,944
       6,381   Catellus Development Corp.
               REIT......................        209,297
       3,000   CB Richard Ellis Group,
               Inc. REIT*................        131,580
       2,586   CBL & Associates
               Properties, Inc. REIT.....        111,379
         562   Cedar Shopping Centers,
               Inc. REIT#................          8,290
       2,795   Centerpoint Properties
               Trust REIT................        118,228
       2,094   Colonial Properties Trust
               REIT#.....................         92,136


Shares                                         Value
--------------------------------------------------------
       2,951   Commercial Net Lease
               Realty REIT...............  $      60,407
         219   Consolidated-Tomoka Land
               Co. REIT..................         18,834
       2,039   Corporate Office
               Properties Trust SBI MD
               REIT......................         60,049
         578   Correctional Properties
               Trust REIT................         16,357
       2,319   Cousins Properties, Inc.
               REIT......................         68,596
      78,569   Crescent Real Estate
               Equity Co. REIT#..........      1,473,169
       1,000   CRIIMI MAE, Inc. REIT#*...         21,850
      61,248   CRT Properties, Inc.
               REIT......................      1,672,070
       1,700   DiamondRock Hospitality
               Co. REIT..................         19,210
       1,200   Digital Realty Trust, Inc.
               REIT......................         20,856
       8,600   Duke Realty Corp. REIT....        272,276
       1,167   Eastgroup Properties
               REIT#.....................         49,142
       3,400   ECC Capital Corp. REIT....         22,644
       1,100   Education Realty Trust,
               Inc. REIT.................         20,130
       1,438   Entertainment Properties
               Trust REIT................         66,148
     118,354   Equity Inns, Inc. REIT....      1,574,108
       1,212   Equity Lifestyle
               Properties, Inc. REIT.....         48,189
       1,804   Equity One, Inc. REIT.....         40,951
       1,397   Essex Property Trust, Inc.
               REIT......................        116,035
       2,000   Extra Space Storage, Inc.
               REIT#.....................         28,660
       3,052   Federal Realty Invs Trust
               REIT......................        180,068
       3,428   FelCor Lodging Trust, Inc.
               REIT#*....................         49,637

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       2,900   Fieldstone Investment
               Corp. REIT................  $      41,760
       2,601   First Industrial Realty
               Trust, Inc. REIT#.........        103,780
       1,083   First Potomac Realty Trust
               REIT......................         26,858
       1,845   Forest City Enterprises,
               Inc. REIT.................        130,995
       1,834   Gables Residential Trust
               REIT......................         79,284
         994   Getty Realty Corp. REIT#..         27,534
       1,874   Glenborough Realty Trust,
               Inc. REIT.................         38,586
       1,976   Glimcher Realty Trust
               REIT#.....................         54,834
         800   Global Signal, Inc.
               REIT......................         30,120
       1,500   GMH Communities Trust
               REIT......................         20,775
       1,460   Government Properties
               Trust, Inc. REIT#.........         14,191
         600   Gramercy Capital Corp.
               REIT......................         14,676
       8,110   Health Care Property
               Investors, Inc. REIT......        219,294
       2,996   Health Care, Inc. REIT#...        112,919
       2,848   Healthcare Realty Trust,
               Inc. REIT.................        109,961
       1,800   Heritage Property
               Investment Trust REIT.....         63,036
       1,400   Hersha Hospitality Trust
               REIT......................         13,356
       2,419   Highland Hospitality Corp.
               REIT......................         25,279
       3,123   Highwoods Properties, Inc.
               REIT......................         92,940
       2,128   Home Properties, Inc.
               REIT......................         91,547
       3,600   HomeBanc Corp. REIT#......         32,724


Shares                                         Value
--------------------------------------------------------
       4,168   Hospitality Properties
               Trust REIT................  $     183,684
      11,967   HRPT Properties Trust
               REIT......................        148,750
      34,806   IMPAC Mortgage Holdings,
               Inc. REIT#................        649,132
       4,100   Inland Real Estate Corp.
               REIT......................         65,928
       2,298   Innkeepers USA Trust
               REIT......................         34,332
       3,066   Investors Real Estate
               Trust REIT#...............         29,618
       1,901   Jones Lang LaSalle, Inc.
               REIT*.....................         84,081
       1,634   Kilroy Realty Corp.
               REIT......................         77,599
       1,100   Kite Realty Group Trust
               REIT......................         16,500
       1,964   LaSalle Hotel Properties
               REIT......................         64,439
       2,924   Lexington Corporate
               Properties Trust REIT.....         71,082
       5,077   Liberty Property Trust
               REIT......................        224,962
         795   LTC Properties, Inc.
               REIT......................         16,457
       2,259   Luminent Mortgage Capital,
               Inc. REIT#................         24,375
       3,399   Macerich Co. REIT.........        227,903
       3,626   Mack-Cali Realty Corp.
               REIT......................        164,258
       2,108   Maguire Properties, Inc.
               REIT......................         59,741
       5,759   Meristar Hospitality Corp.
               REIT*.....................         49,527
       4,700   MFA Mortgage Investments,
               Inc. REIT#................         35,015
       1,075   Mid-America Apartment
               Communities, Inc. REIT....         48,827
       3,209   Mills Corp. REIT..........        195,075

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
         900   MortgageIT Holdings, Inc.
               REIT#.....................  $      16,425
       1,376   National Health Investors,
               Inc. REIT#................         38,624
         500   National Health Realty,
               Inc. REIT#................          9,305
       3,929   Nationwide Health
               Properties, Inc. REIT#....         92,764
       2,735   New Century Financial
               Corp. REIT#...............        140,716
       5,998   New Plan Excel Realty
               Trust REIT................        162,966
       2,500   Newcastle Investment Corp.
               REIT#.....................         75,375
       1,300   NorthStar Realty Finance
               Corp. REIT................         13,637
       1,753   Novastar Financial, Inc.
               REIT#.....................         68,630
       2,818   Omega Healthcare
               Investors, Inc. REIT......         36,239
         563   One Liberty Properties,
               Inc. REIT#................         11,660
       1,300   Origen Financial, Inc.
               REIT......................          9,620
       2,412   Pan Pacific Retail
               Properties, Inc. REIT.....        160,109
         869   Parkway Properties, Inc.
               REIT......................         43,459
       2,044   Pennsylvania Real Estate
               Investment Trust REIT.....         97,090
       2,572   Post Properties, Inc.
               REIT......................         92,875
       2,730   Prentiss Properties Trust
               REIT......................         99,481
         768   PS Business Parks, Inc.
               REIT......................         34,138
       1,486   RAIT Investment Trust
               REIT......................         44,506
         692   Ramco-Gershenson
               Properties REIT#..........         20,262
       4,612   Realty Income Corp.
               REIT#.....................        115,484


Shares                                         Value
--------------------------------------------------------
       5,010   Reckson Associates Realty
               Corp. REIT................  $     168,085
       1,054   Redwood Trust, Inc.
               REIT#.....................         54,386
       3,616   Regency Centers Corp.
               REIT......................        206,835
         743   Saul Centers, Inc. REIT...         27,008
       2,900   Saxon Capital, Inc.
               REIT......................         49,503
       3,150   Senior Housing Properties
               Trust REIT................         59,567
       2,678   Shurgard Storage Centers,
               Inc. REIT.................        123,081
       1,300   Sizeler Property Investors
               REIT......................         17,160
       2,325   SL Green Realty Corp.
               REIT......................        149,962
         750   Sovran Self Storage, Inc.
               REIT......................         34,095
      53,900   Spirit Finance Corp.
               REIT#.....................        633,325
       1,900   Strategic Hotel Capital,
               Inc. REIT.................         34,200
         880   Sun Communities, Inc.
               REIT......................         32,727
       1,300   Sunstone Hotel Investors,
               Inc. REIT.................         31,538
       1,626   Tanger Factory Outlet
               Centers REIT..............         43,788
         744   Tarragon Corp. REIT#*.....         18,786
       3,043   Taubman Centers, Inc.
               REIT......................        103,736
       5,813   Thornburg Mortgage, Inc.
               REIT#.....................        169,333
       1,195   Town & Country Trust
               REIT#.....................         34,069
       1,824   Trammell Crow Co. REIT*...         44,214
       5,300   Trizec Properties, Inc.
               REIT......................        109,021
       3,427   Trustreet Properties, Inc.
               REIT#.....................         56,922
       1,600   U-Store-It Trust REIT.....         30,480

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
         246   United Capital Corp.
               REIT#*....................  $       6,384
       8,463   United Dominion Realty
               Trust, Inc. REIT..........        203,535
         432   Universal Health Realty
               Trust Income REIT#........         16,464
         858   Urstadt Biddle Properties,
               Inc. REIT#................         14,861
       5,048   Ventas, Inc. REIT.........        152,450
       2,449   Washington Real Estate
               Investment Trust REIT.....         76,409
       4,712   Weingarten Realty
               Investors REIT............        184,805
         994   Winston Hotels, Inc.
               REIT#.....................         11,192
                                           -------------
                                              18,918,431
                                           -------------
RETAIL -- 4.8%
       1,547   7-Eleven, Inc.*...........         46,781
       2,633   99 Cents Only Stores#*....         33,465
         900   AC Moore Arts & Crafts,
               Inc.*.....................         28,449
       4,504   Advance Auto Parts*.......        290,733
       3,400   Aeropostale, Inc.*........        114,240
       1,300   AFC Enterprises, Inc.*....         17,134
         430   America's Car Mart,
               Inc.#*....................          9,679
       7,106   American Eagle
               Outfitters................        217,799
       4,236   AnnTaylor Stores Corp.*...        102,850
         700   Asbury Automotive Group,
               Inc.*.....................         10,787
       3,210   Barnes & Noble, Inc.*.....        124,548
         744   Bebe Stores, Inc.#........         19,694
       1,400   Big 5 Sporting Goods
               Corp. ....................         39,732
       6,908   Big Lots, Inc.*...........         91,462
         600   BJ's Restaurants,
               Inc.#*....................         12,204
       4,207   BJ's Wholesale Club,
               Inc.*.....................        136,685
         349   Blair Corp.#..............         13,786
     118,110   Blockbuster, Inc.#........      1,077,163


Shares                                         Value
--------------------------------------------------------
       2,400   Bombay Co., Inc.#*........  $      13,680
      36,200   Bon-Ton Stores, Inc.#.....        700,470
      37,870   Borders Group, Inc. ......        958,490
       5,447   Brinker International,
               Inc.*.....................        218,152
       1,125   Brookstone, Inc.*.........         21,240
       1,259   Brown Shoe Co., Inc. .....         49,290
         533   Buckle, Inc. .............         23,633
         500   Build-A-Bear Workshop,
               Inc.#*....................         11,725
       1,316   Burlington Coat Factory
               Warehouse Corp. ..........         56,114
       1,900   Cabela's, Inc.#*..........         40,584
         145   Cache, Inc.*..............          2,410
       6,393   Carmax, Inc.*.............        170,373
       3,172   Casey's General Stores,
               Inc. .....................         62,869
       1,721   Cash America
               International, Inc. ......         34,627
       1,900   Casual Male Retail Group,
               Inc.#*....................         13,889
       1,448   Cato Corp. ...............         29,891
         687   Charlotte Russe Holding,
               Inc.#*....................          8,560
       6,558   Charming Shoppes*.........         61,186
       1,250   Childrens Place#*.........         58,338
       2,356   Christopher & Banks
               Corp. ....................         43,021
      11,342   Circuit City Stores,
               Inc. .....................        196,103
      51,102   Claire's Stores, Inc. ....      1,229,003
      91,112   Coldwater Creek, Inc.#*...      2,269,600
         484   Conn's, Inc.#*............         11,843
       3,936   Copart, Inc.*.............         93,677
       1,436   Cost Plus, Inc.*..........         35,814
       2,824   CSK Auto Corp.*...........         47,104
         164   DEB Shops, Inc.#..........          4,751
       5,900   Denny's Corp.#*...........         29,500
         800   Design Within Reach,
               Inc.#*....................         14,480

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,940   Dick's Sporting Goods,
               Inc.#*....................  $      74,865
       3,727   Dillard's, Inc.#..........         87,286
       6,974   Dollar Tree Stores,
               Inc.*.....................        167,376
       1,500   Domino's Pizza, Inc. .....         33,390
       1,340   Dress Barn, Inc.#*........         30,324
         600   DSW, Inc. ................         14,970
      32,272   Electronics Boutique
               Holdings Corp.#*..........      2,048,949
      10,000   Family Dollar Stores,
               Inc. .....................        261,000
       2,334   Finish Line, Inc. ........         44,159
         743   First Cash Financial
               Services, Inc.*...........         15,878
       9,414   Foot Locker, Inc. ........        256,249
       2,603   Fred's, Inc.#.............         43,158
         678   GameStop Corp.*...........         22,177
       1,363   GameStop Corp. Class B#*..         40,754
       1,521   Genesco, Inc.#*...........         56,414
       1,379   Goody's Family Clothing,
               Inc.#.....................         10,170
       1,109   Group 1 Automotive,
               Inc.*.....................         26,660
       1,492   Guitar Center, Inc.*......         87,088
       1,101   Haverty Furniture Cos,
               Inc. .....................         16,273
       1,397   Hibbett Sporting Goods,
               Inc.*.....................         52,862
       2,597   HOT Topic, Inc.*..........         49,655
       3,243   Insight Enterprises,
               Inc.*.....................         65,444
       1,083   J Jill Group, Inc.*.......         14,891
         981   Jo-Ann Stores, Inc.*......         25,889
         628   JOS A Bank Clothiers,
               Inc.*.....................         27,192
         407   Kenneth Cole Productions,
               Inc.#.....................         12,666
       2,578   Linens 'N Things, Inc.*...         60,996
         906   Lithia Motors, Inc. ......         26,138
      45,276   Longs Drug Stores
               Corp.#....................      1,949,132
       1,600   Luby's, Inc.#*............         19,120


Shares                                         Value
--------------------------------------------------------
         600   MarineMax, Inc.*..........  $      18,750
         663   McCormick & Schmick's
               Seafood Restaurants,
               Inc.#*....................         10,469
       2,952   Men's Wearhouse, Inc.*....        101,637
         982   Movado Group, Inc. .......         18,540
       1,550   Movie Gallery, Inc.#......         40,967
       2,859   MSC Industrial Direct
               Co. ......................         96,491
         600   New York & Co., Inc.*.....         12,636
       3,224   Nu Skin Enterprises,
               Inc.#.....................         75,119
       5,596   O'Reilly Automotive,
               Inc.*.....................        166,817
       5,186   OfficeMax, Inc.#..........        154,387
       4,605   Pacific Sunwear of
               California*...............        105,869
       1,102   Pantry, Inc.*.............         42,680
         781   Party City Corp.#*........          9,372
       4,460   Payless Shoesource,
               Inc.*.....................         85,632
       3,471   PEP Boys-Manny Moe &
               Jack#.....................         46,997
       3,482   Petco Animal Supplies,
               Inc.*.....................        102,092
       5,449   Pier 1 Imports, Inc.#.....         77,321
       9,300   RadioShack Corp. .........        215,481
       2,708   Regis Corp. ..............        105,829
       1,181   Restoration Hardware,
               Inc.*.....................          9,661
         162   Retail Ventures, Inc.*....          2,210
      31,418   Rite Aid Corp.*...........        131,327
       9,000   Ross Stores, Inc. ........        260,190
       1,400   Rush Enterprises, Inc.*...         18,676
       7,802   Saks, Inc.*...............        148,004
       1,334   School Specialty, Inc.*...         62,031
       2,200   Select Comfort Corp.#*....         47,146
         700   Sharper Image Corp.#*.....          8,911
         400   Shoe Carnival, Inc.#*.....          8,704
       2,047   ShopKo Stores, Inc.*......         49,763
         759   Smart & Final, Inc.#*.....          9,298

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,763   Sonic Automotive, Inc. ...  $      37,481
       1,419   Sports Authority,
               Inc.#*....................         45,124
         946   Stage Stores, Inc.*.......         41,246
       1,464   Stein Mart, Inc. .........         32,208
         582   Syms Corp.#...............          8,550
         610   Systemax, Inc.#*..........          4,099
       1,192   Talbots, Inc. ............         38,704
       1,173   TBC Corp.*................         31,824
       8,600   Tiffany & Co. ............        281,736
      92,468   Too, Inc.*................      2,160,977
      40,400   Toys "R" Us, Inc.*........      1,069,792
       1,929   Tractor Supply Co.#*......         94,714
       1,092   Trans World
               Entertainment*............         12,918
       1,625   Tuesday Morning Corp.#....         51,220
       1,631   United Auto Group,
               Inc.#.....................         48,604
       3,246   Urban Outfitters, Inc.*...        184,016
         600   Volcom, Inc. .............         11,400
         770   West Marine, Inc.#*.......         13,906
         500   Wet Seal, Inc.*...........          3,393
       6,868   Williams-Sonoma, Inc.*....        271,767
       1,400   World Fuel Services
               Corp.#....................         32,774
       3,152   Zale Corp.*...............         99,887
                                           -------------
                                              21,358,080
                                           -------------
SAVINGS & LOAN -- 1.2%
       1,292   Anchor Bancorp Wisconsin,
               Inc. .....................         39,096
       5,895   Astoria Financial
               Corp. ....................        167,831
     161,334   Bank Mutual Corp. ........      1,784,354
       2,792   BankAtlantic Bancorp,
               Inc.#.....................         52,908
       1,484   BankUnited Financial
               Corp. ....................         40,127
         400   Berkshirehill Bancorp,
               Inc.#.....................         13,328
         312   Beverly Hills Bancorp,
               Inc. .....................          3,416


Shares                                         Value
--------------------------------------------------------
         358   BFC Financial Corp.*......  $       3,054
       3,850   Brookline Bancorp,
               Inc. .....................         62,601
       1,194   Capitol Federal
               Financial#................         41,169
         300   Charter Financial
               Corp.#....................         10,482
       1,100   Clifton Savings Bancorp,
               Inc. .....................         11,616
       2,067   Commercial Capital
               Bancorp, Inc. ............         34,540
       2,651   Commercial Federal
               Corp. ....................         89,286
       2,151   Dime Community
               Bancshares................         32,695
       1,230   Downey Financial Corp. ...         90,036
       1,264   Fidelity Bankshares,
               Inc.#.....................         33,521
         524   First Defiance Financial
               Corp.#....................         13,986
         767   First Financial Holdings,
               Inc.#.....................         22,941
       7,118   First Niagara Financial
               Group, Inc. ..............        103,780
         694   First Place Financial
               Corp.#....................         13,943
       1,061   FirstFed Financial
               Corp.*....................         63,246
       2,088   Flagstar Bancorp, Inc.#...         39,526
         879   Flushing Financial
               Corp. ....................         16,174
         694   Franklin Bank Corp.#*.....         13,019
       1,369   Harbor Florida Bancshares,
               Inc. .....................         51,255
         569   Horizon Financial
               Corp.#....................         12,632
       4,995   Independence Community
               Bank Corp. ...............        184,465
         400   Itla Capital Corp.*.......         21,560
       1,300   Kearny Financial
               Corp.#*...................         15,340
       1,908   KNBT Bancorp, Inc.#.......         28,792
       1,812   MAF Bancorp, Inc. ........         77,246
         200   NASB Financial, Inc. .....          8,770
       6,896   NewAlliance Bancshares,
               Inc. .....................         96,889

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,338   Northwest Bancorp,
               Inc.#.....................  $      28,446
         306   OceanFirst Financial
               Corp.#....................          6,888
       2,668   Ocwen Financial Corp.#*...         18,036
      74,559   Partners Trust Financial
               Group, Inc.#..............        796,290
         266   Pennfed Financial
               Services, Inc.#...........          4,490
       3,418   People's Bank.............        103,360
      20,059   PFF Bancorp, Inc. ........        607,587
         165   Provident Financial
               Hldgs.....................          4,638
       4,264   Provident Financial
               Services, Inc. ...........         74,919
       2,773   Provident New York
               Bancorp...................         33,581
         738   Sound Federal Bancorp,
               Inc.#.....................         11,926
       1,490   Sterling Financial
               Corp.*....................         55,726
       1,364   TierOne Corp.#............         37,005
       1,776   United Community Financial
               Corp.#....................         19,429
       5,175   Washington Federal,
               Inc. .....................        121,716
         267   Westfield Financial,
               Inc.#.....................          6,472
         400   WSFS Financial Corp.#.....         21,884
                                           -------------
                                               5,246,017
                                           -------------
SEMICONDUCTORS -- 4.6%
       8,516   Actel Corp.*..............        118,372
         307   ADE Corp.#*...............          8,611
      10,900   Agere Systems, Inc.*......        130,800
       1,921   AMIS Holdings, Inc.*......         25,626
       6,300   Amkor Technology,
               Inc.#*....................         28,350
      20,671   Applied Micro Circuits
               Corp.*....................         52,918
       3,146   Asyst Technologies,
               Inc.#*....................         14,031
      25,576   Atmel Corp.#*.............         60,615
       2,221   ATMI, Inc.*...............         64,431


Shares                                         Value
--------------------------------------------------------
       1,441   August Technology
               Corp.#*...................  $      16,788
       6,400   Axcelis Technologies,
               Inc.*.....................         43,904
     119,384   Brooks Automation,
               Inc.*.....................      1,772,852
       4,842   Cirrus Logic, Inc.#*......         25,711
       1,260   Cohu, Inc. ...............         25,263
      27,582   Conexant Systems, Inc.*...         44,407
       5,669   Credence Systems Corp.#*..         51,304
       4,489   Cree, Inc.#*..............        114,335
       7,500   Cypress Semiconductor
               Corp.#*...................         94,425
         391   Diodes, Inc.#*............         12,199
       1,816   DSP Group, Inc.*..........         43,348
       2,700   Emcore Corp.*.............         11,151
       4,809   Emulex Corp.*.............         87,812
       3,790   Entegris, Inc.*...........         37,521
       2,601   Exar Corp.*...............         38,729
      61,637   Fairchild Semiconductor
               International, Inc.*......        909,146
       1,683   Formfactor, Inc.#*........         44,465
       2,221   Genesis Microchip,
               Inc.*.....................         41,000
     211,487   Helix Technology Corp.#...      2,808,547
       4,167   Integrated Circuit
               Systems, Inc.*............         86,007
       6,128   Integrated Device
               Technology, Inc.*.........         65,876
       2,278   Integrated Silicon
               Solutions, Inc.#*.........         16,880
       4,068   International Rectifier
               Corp.*....................        194,125
       8,917   Intersil Corp. ...........        167,372
       1,048   IXYS Corp.*...............         14,861
       4,487   Kopin Corp.#*.............         22,884
       3,440   Kulicke & Soffa
               Industries, Inc.#*........         27,210
       8,277   Lam Research Corp.*.......        239,536
       6,745   Lattice Semiconductor
               Corp.*....................         29,948

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,300   Leadis Technology,
               Inc.#.....................  $      10,465
      24,010   LSI Logic Corp.#*.........        203,845
       4,201   LTX Corp.*................         20,837
     238,514   Mattson Technology,
               Inc.#*....................      1,707,760
       8,365   MEMC Electronic Materials,
               Inc.*.....................        131,916
     362,900   Micrel, Inc.#*............      4,180,608
       3,716   Microsemi Corp.*..........         69,861
       2,400   Microtune, Inc.#*.........         12,036
       2,565   MIPS Technologies,
               Inc.*.....................         18,468
       1,793   MKS Instruments, Inc.*....         30,284
       1,300   Monolithic Power Systems,
               Inc.#*....................         11,544
       1,700   Monolithic System
               Technology, Inc.#*........          8,551
     254,634   Mykrolis Corp.#*..........      3,618,349
      94,600   Nanometrics, Inc.#*.......      1,181,554
         700   Netlogic Microsystems,
               Inc.*.....................         12,411
       7,600   Novellus Systems, Inc.*...        187,796
       3,200   Omnivision Technologies,
               Inc.#*....................         43,488
       7,408   ON Semiconductor Corp.#*..         34,077
       1,250   Pericom Semiconductor
               Corp.#*...................         10,175
       1,763   Photronics, Inc.*.........         41,148
       2,397   Pixelworks, Inc.#*........         20,566
       1,221   PLX Technology, Inc.#*....         12,405
      10,427   PMC -- Sierra, Inc.*......         97,284
       1,000   Portalplayer, Inc.#*......         20,820
       1,705   Power Integrations,
               Inc.#*....................         36,777
       5,853   QLogic Corp.*.............        180,682
       5,325   Rambus, Inc.#*............         71,249
         826   Rudolph Technologies,
               Inc.*.....................         11,837
         921   Semitool, Inc.#*..........          8,786
       4,577   Semtech Corp.*............         76,207
       2,265   Sigmatel, Inc.#*..........         38,867


Shares                                         Value
--------------------------------------------------------
       4,891   Silicon Image, Inc.*......  $      50,182
       2,655   Silicon Laboratories,
               Inc.#*....................         69,588
       2,209   Sirf Technology Holdings,
               Inc.#*....................         39,055
       9,877   Skyworks Solutions,
               Inc.*.....................         72,794
         806   Standard Microsystems
               Corp.#*...................         18,844
         392   Supertex, Inc.#*..........          6,923
      11,800   Teradyne, Inc.*...........        141,246
       2,709   Tessera Technologies,
               Inc.*.....................         90,508
       7,200   Transwitch Corp.#*........         14,760
       9,106   Triquint Semiconductor,
               Inc.*.....................         30,323
       1,426   Ultratech, Inc.#*.........         26,096
       2,002   Varian Semiconductor
               Equipment Associates,
               Inc.*.....................         74,074
       1,563   Veeco Instruments,
               Inc.#*....................         25,446
       1,000   Virage Logic Corp.#*......         10,300
      14,087   Vitesse Semiconductor
               Corp.#*...................         29,442
       1,000   Volterra Semiconductor
               Corp.#*...................         14,890
       2,701   Zoran Corp.*..............         35,896
                                           -------------
                                              20,452,380
                                           -------------
SOFTWARE -- 4.0%
      10,716   Activision, Inc.*.........        177,028
       5,748   Acxiom Corp. .............        120,018
       1,229   Advent Software, Inc.*....         24,900
       1,506   Allscripts Healthcare
               Solutions, Inc.#*.........         25,015
       1,300   Altiris, Inc.*............         19,084
       1,000   American Reprographics
               Co.*......................         16,090
       3,200   AMICAS, Inc.*.............         14,496
       1,812   Ansys, Inc.*..............         64,344
       2,209   Aspen Technology,
               Inc.#*....................         11,487

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
     355,428   Atari, Inc.#*.............  $     988,090
       2,025   Avid Technology, Inc.*....        107,892
      22,600   BEA Systems, Inc.*........        198,428
         800   Blackbaud, Inc. ..........         10,800
      43,424   Blackboard, Inc.#*........      1,038,702
      13,300   BMC Software, Inc.*.......        238,735
       4,681   Borland Software Corp.*...         32,112
         451   Bottomline Technologies,
               Inc.#*....................          6,751
         568   CCC Information Services
               Group*....................         13,604
       1,717   Cerner Corp.#*............        116,704
       3,413   Certegy, Inc. ............        130,445
      10,215   Citrix Systems, Inc.*.....        221,257
         314   Computer Programs &
               Systems, Inc. ............         11,703
      23,704   Compuware Corp.#*.........        170,432
       1,500   Concur Technologies,
               Inc.#*....................         15,795
       2,939   CSG Systems
               International*............         55,782
       1,976   Dendrite International,
               Inc.*.....................         27,269
       1,328   Digi International,
               Inc.*.....................         15,750
       4,034   Dun & Bradstreet Corp.*...        248,696
     276,684   Eclipsys Corp.#*..........      3,892,944
       2,822   eFunds Corp.*.............         50,768
       1,000   Emageon, Inc.#*...........         14,010
       2,480   Epicor Software Corp.#*...         32,736
         801   EPIQ Systems, Inc.#*......         13,104
       4,264   Fair Isaac Corp.#.........        155,636
       2,318   FalconStor Software,
               Inc.#*....................         15,137
       2,388   Filenet Corp.*............         60,034
       2,017   Global Payments, Inc. ....        136,753
       2,340   Hyperion Solutions
               Corp.*....................         94,162
       1,212   IDX Systems Corp.#*.......         36,530
       1,245   Infocrossing, Inc.#*......         15,525


Shares                                         Value
--------------------------------------------------------
       4,510   Informatica Corp.*........  $      37,839
       1,648   infoUSA, Inc.*............         19,282
         500   InPhonic, Inc.#*..........          7,690
       1,311   Inter-Tel, Inc.#..........         24,398
          68   Intervideo, Inc.#*........            978
       1,993   JDA Software Group,
               Inc.*.....................         22,680
       3,510   Keane, Inc.#*.............         48,087
       2,864   Lawson Software, Inc.#*...         14,750
       1,200   Majesco Entertainment
               Co.#*.....................          7,848
         800   Mantech International
               Corp.*....................         24,832
       1,546   Mapinfo Corp.*............         16,248
       5,200   Mercury Interactive
               Corp.*....................        199,472
       3,489   Micromuse, Inc.*..........         19,748
       1,022   MicroStrategy, Inc.#*.....         54,207
       1,267   Midway Games, Inc.#*......         13,886
       1,109   MRO Software, Inc.#*......         16,202
       5,400   NAVTEQ Corp.*.............        200,772
       2,245   NDCHealth Corp. ..........         40,343
     182,203   NetIQ Corp.*..............      2,068,004
      23,667   Novell, Inc.#*............        146,735
         739   Open Solutions, Inc.#*....         15,009
       1,609   Packeteer, Inc.#*.........         22,687
      16,442   Parametric Technology
               Corp.#*...................        104,900
         900   PDF Solutions, Inc.#*.....         11,808
         573   Pegasystems, Inc.#*.......          3,381
       1,764   Per-Se Technologies,
               Inc.#*....................         37,079
       1,600   Phase Forward, Inc.*......         10,880
       1,800   Phoenix Technologies
               Ltd.#*....................         14,004
       3,800   Pinnacle Systems,
               Inc.#*....................         20,900
       1,871   Progress Software
               Corp.*....................         56,411
         736   QAD, Inc.#................          5,667
         338   Quality Systems, Inc.#*...         16,014

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       3,999   Quest Software, Inc.*.....  $      54,506
      10,700   Red Hat, Inc.*............        140,170
         506   Renaissance Learning,
               Inc.#.....................         10,272
       4,200   Salesforce.com, Inc.#*....         86,016
       5,411   ScanSoft, Inc.#*..........         20,454
         504   Schawk, Inc.#.............         12,600
       1,623   Seachange International,
               Inc.*.....................         11,393
       3,947   SEI Investments Co. ......        147,420
       1,419   Serena Software, Inc.*....         27,387
         764   SPSS, Inc.*...............         14,676
         672   SS&C Technologies,
               Inc. .....................         21,289
       5,350   Sybase, Inc.*.............         98,172
         455   SYNNEX Corp.#*............          7,967
      29,962   Take-Two Interactive
               Software, Inc.#*..........        762,533
      57,931   THQ, Inc.#*...............      1,695,640
       1,072   TradeStation Group,
               Inc.#*....................          9,198
       2,346   Transaction Systems
               Architects, Inc.*.........         57,782
       1,144   Trident Microsystems,
               Inc.#*....................         25,957
         413   Ulticom, Inc.#*...........          4,382
       1,203   Ultimate Software Group,
               Inc.#*....................         19,729
       1,600   VeriFone Holdings,
               Inc.#*....................         26,000
         800   Verint Systems, Inc.#*....         25,728
     159,994   Wind River Systems,
               Inc.#*....................      2,508,706
       1,247   Witness Systems, Inc.#*...         22,733
                                           -------------
                                              17,752,199
                                           -------------
TELECOMMUNICATIONS -- 2.7%
     302,131   3Com Corp.*...............      1,099,757
       7,007   Adaptec, Inc.*............         27,187
       6,914   ADC Telecommunications,
               Inc.*.....................        150,518


Shares                                         Value
--------------------------------------------------------
       3,901   Adtran, Inc. .............  $      96,706
       4,312   Aeroflex, Inc.*...........         36,221
         513   Airspan Networks,
               Inc.#*....................          2,847
       8,067   Alamosa Holdings,
               Inc.#*....................        112,131
         239   Alaska Communications
               Systems Group, Inc.#......          2,368
       7,000   Alltel Corp. .............        435,960
      13,255   American Tower Corp.#*....        278,620
       1,469   Anaren, Inc.*.............         19,317
      10,041   Andrew Corp.*.............        128,123
       1,735   Anixter International,
               Inc.*.....................         64,490
         600   Applied Signal Technology,
               Inc.#.....................         11,424
     139,188   Arris Group, Inc.#*.......      1,212,327
       2,132   Aspect Communications
               Corp.*....................         23,942
       2,341   Atheros Communications,
               Inc.#*....................         18,868
       1,030   Audiovox Corp.#*..........         15,965
      28,600   Avaya, Inc.*..............        237,952
       1,050   Black Box Corp. ..........         37,170
       2,384   Broadwing Corp.#*.........         11,014
       2,433   C-COR.net Corp.#*.........         16,666
       1,454   Centennial Communications
               Corp.#*...................         20,182
       7,900   CenturyTel, Inc. .........        273,577
      32,086   Ciena Corp.*..............         67,060
     275,492   Cincinnati Bell, Inc.#*...      1,184,616
         992   Commonwealth Telephone
               Enterprises, Inc. ........         41,575
       3,597   CommScope, Inc.#*.........         62,624
       1,244   Comtech
               Telecommunications#*......         40,592
      13,124   Crown Castle International
               Corp.*....................        266,680
         938   CT Communications, Inc. ..         12,241

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,824   Ditech Communications
               Corp.#*...................  $      11,838
     136,330   Dobson Communications
               Corp.#*...................        580,766
         500   EndWave Corp.*............         23,800
       1,100   Essex Corp.#*.............         25,168
       6,634   Extreme Networks*.........         27,199
       1,500   FairPoint Communications,
               Inc.#.....................         24,225
      11,400   Finisar Corp.#*...........         11,970
       7,284   Foundry Networks, Inc.*...         62,861
       3,101   General Communication#*...         30,607
       4,600   Glenayre Technologies,
               Inc.*.....................         17,342
       4,400   GlobeTel Communications
               Corp.#*...................         12,276
       1,313   Golden Telecom, Inc.#.....         40,283
       4,685   Harmonic, Inc.#*..........         22,629
       7,850   Harris Corp. .............        244,998
         419   Hungarian Telephone &
               Cable Corp.#*.............          7,207
       3,600   Hypercom Corp.*...........         23,292
       2,739   IDT Corp.*................         36,264
         800   IDT Corp. Class B*........         10,528
       3,639   Interdigital
               Communications Corp.*.....         63,682
       1,100   Intrado, Inc.#*...........         16,456
       1,200   Iowa Telecommunications
               Services, Inc.#...........         22,500
       2,043   Ixia#*....................         39,716
         814   Jamdat Mobile, Inc.#*.....         22,532
      83,700   JDS Uniphase Corp.*.......        127,224
      41,967   Level 3 Communications,
               Inc.#*....................         85,193
       1,550   Mastec, Inc.#*............         13,640
       6,913   MRV Communications,
               Inc.#*....................         15,001


Shares                                         Value
--------------------------------------------------------
       1,991   Netgear, Inc.#*...........  $      37,033
       9,100   NeuStar, Inc.*............        232,960
       2,615   Newport Corp.#*...........         36,244
      61,000   Nextel Partners, Inc.*....      1,535,370
       3,339   NII Holdings, Inc.#*......        213,496
         938   North Pittsburgh Systems,
               Inc.#.....................         18,347
       1,143   Novatel Wireless,
               Inc.#*....................         14,253
       6,206   Oplink Communications,
               Inc.#*....................         10,612
       1,024   Optical Communication
               Products, Inc.#*..........          1,946
       3,100   PanAmSat Holding Corp.#...         63,581
       2,797   Plantronics, Inc. ........        101,699
       6,125   Polycom, Inc.*............         91,324
       5,960   Powerwave Technologies,
               Inc.#*....................         60,911
         236   Preformed Line Products
               Co.#......................          9,629
       4,251   Premiere Global Services,
               Inc.*.....................         47,994
       2,233   Price Communications
               Corp.*....................         38,631
       1,431   RCN Corp.#*...............         33,042
      11,565   RF Micro Devices, Inc.*...         62,798
       1,379   SafeNet, Inc.#*...........         46,969
       4,549   SBA Communications
               Corp.#*...................         61,411
         188   Shenandoah Telecom Co.#...          7,473
      15,200   Sonus Networks, Inc.#*....         72,656
       1,138   Spectralink Corp.#........         11,972
       2,857   Spectrasite, Inc.*........        212,647
         978   SureWest
               Communications#...........         25,086
      10,600   Sycamore Networks,
               Inc.#*....................         36,570
       2,430   Symmetricom, Inc.#*.......         25,199
       1,100   Syniverse Holdings,
               Inc.*.....................         15,400

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,820   Talk America Holdings,
               Inc.#*....................  $      18,218
       3,359   Tekelec*..................         56,431
       6,500   Telephone & Data Systems,
               Inc. .....................        265,265
       2,600   Telkonet, Inc.#*..........         12,818
      27,585   Tellabs, Inc.*............        239,989
       4,776   Terayon Corp.#*...........         14,758
       2,587   Time Warner Telecom,
               Inc.#*....................         15,315
       4,334   Ubiquitel, Inc.*..........         35,365
       1,000   US Cellular Corp.*........         49,940
       8,100   US Unwired, Inc.*.........         47,142
       1,523   USA Mobility, Inc.#*......         44,715
       5,554   UTStarcom, Inc.#*.........         41,599
       1,800   Valor Communications
               Group, Inc.#..............         24,840
       1,484   Viasat, Inc.#*............         30,170
       1,165   West Corp.*...............         44,736
       2,800   Westell Technologies,
               Inc.*.....................         16,744
       5,100   Western Wireless Corp.*...        215,730
       2,140   Wireless Facilities,
               Inc.#*....................         13,546
       2,650   Zhone Technologies,
               Inc.#*....................          8,877
                                           -------------
                                              11,949,368
                                           -------------
TRANSPORTATION -- 4.0%
       1,900   ABX Air, Inc.*............         15,485
       2,466   Alexander & Baldwin,
               Inc. .....................        114,299
         474   Amerco, Inc.#*............         25,383
       1,434   Arkansas Best Corp. ......         45,615
      93,900   CH Robinson Worldwide,
               Inc.#.....................      5,464,980
       3,101   CNF, Inc. ................        139,235
         241   Covenant Transport,
               Inc.*.....................          3,181
         614   Dynamex, Inc.#*...........         10,463
       2,102   EGL, Inc.*................         42,713


Shares                                         Value
--------------------------------------------------------
     121,100   Expeditors International
               of Washington, Inc.#......  $   6,031,991
       1,967   Florida East Coast
               Industries#...............         85,171
       1,921   Forward Air Corp. ........         54,307
       1,100   Frozen Food Express
               Industries, Inc.#*........         12,452
       3,047   GATX Corp. ...............        105,121
       1,200   Genesee & Wyoming, Inc.*..         32,652
         481   Greenbrier Cos, Inc. .....         13,035
         728   Gulfmark Offshore,
               Inc.#*....................         19,882
       2,938   Heartland Express,
               Inc. .....................         57,085
       1,194   HUB Group, Inc.#*.........         29,910
         700   Interpool, Inc. ..........         14,966
       6,850   JB Hunt Transport
               Services, Inc. ...........        132,205
       4,955   Kansas City Southern#*....         99,992
      52,791   Kirby Corp.*..............      2,380,874
      65,509   Knight Transportation,
               Inc.#.....................      1,593,834
       6,395   Laidlaw International,
               Inc.*.....................        154,119
       3,632   Landstar System, Inc.*....        109,396
         895   Maritrans, Inc.#..........         24,210
         303   Marten Transport Ltd.*....          6,360
       1,121   Offshore Logistics,
               Inc.*.....................         36,814
       1,050   Old Dominion Freight
               Line*.....................         28,171
       1,734   Overnite Corp. ...........         74,527
       1,766   Overseas Shipholding
               Group.....................        105,342
       2,271   Pacer International,
               Inc.*.....................         49,485
          84   PAM Transportation
               Services*.................          1,412
       2,128   RailAmerica, Inc.*........         25,323
       3,942   Ryder System, Inc. .......        144,277
         831   SCS Transportation,
               Inc.*.....................         14,792

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
         497   Seabulk International,
               Inc.#*....................  $      10,561
       1,200   Sirva, Inc.#*.............         10,212
       2,582   Swift Transportation Co.,
               Inc.#*....................         60,135
         145   US Xpress Enterprises,
               Inc.#*....................          1,727
         400   USA Truck, Inc.#*.........          9,900
       3,175   Werner Enterprises,
               Inc. .....................         62,357
       3,480   Yellow Roadway Corp.*.....        176,784
                                           -------------
                                              17,630,735
                                           -------------
UTILITIES-ELECTRIC -- 2.0%
       9,729   Allegheny Energy,
               Inc.#*....................        245,365
       6,644   Alliant Energy Corp. .....        187,029
      15,259   Aquila, Inc.#*............         55,085
      66,620   Avista Corp. .............      1,238,466
       2,093   Black Hills Corp. ........         77,127
     515,985   Calpine Corp.#*...........      1,754,349
      18,500   Centerpoint Energy,
               Inc. .....................        244,385
         419   Central Vermont Public
               Service Corp.#............          7,752
         804   CH Energy Group, Inc.#....         39,099
       2,884   Cleco Corp. ..............         62,208
      13,200   CMS Energy Corp.#*........        198,792
       7,812   DPL, Inc. ................        214,439
       4,922   Duquesne Light Holdings,
               Inc.#.....................         91,943
       2,938   El Paso Electric Co.*.....         60,082
       1,394   Empire District Electric
               Co. ......................         33,400
       9,013   Energy East Corp. ........        261,197
       4,664   Great Plains Energy,
               Inc.#.....................        148,735
       5,078   Hawaiian Electric
               Industries#...............        136,141
       2,501   Idacorp, Inc. ............         76,606


Shares                                         Value
--------------------------------------------------------
       6,965   MDU Resources Group,
               Inc. .....................  $     196,204
       1,024   MGE Energy, Inc.#.........         37,253
       7,900   Northeast Utilities.......        164,794
      27,781   NorthWestern Corp.#.......        875,657
       4,884   NRG Energy, Inc.*.........        183,638
       6,620   NSTAR.....................        204,095
       5,273   OGE Energy Corp. .........        152,601
         600   Ormat Technologies,
               Inc.#.....................         11,460
       1,511   Otter Tail Corp.#.........         41,296
      11,349   Pepco Holdings, Inc. .....        271,695
       5,632   Pinnacle West Capital
               Corp. ....................        250,342
       3,838   PNM Resources, Inc. ......        110,573
       6,127   Puget Energy, Inc. .......        143,249
      17,744   Reliant Energy, Inc.*.....        219,671
       6,760   Sierra Pacific
               Resources#*...............         84,162
      11,665   TECO Energy, Inc.#........        220,585
         944   UIL Holdings Corp. .......         50,797
       1,947   Unisource Energy Corp. ...         59,870
       5,246   Westar Energy, Inc. ......        126,061
       7,269   Wisconsin Energy Corp. ...        283,491
       2,122   WPS Resources Corp. ......        119,362
                                           -------------
                                               8,939,056
                                           -------------
UTILITIES-GAS -- 0.4%
       4,439   AGL Resources, Inc. ......        171,567
       4,601   Atmos Energy Corp. .......        132,509
         696   Cascade Natural Gas
               Corp.#....................         14,268
       4,352   Energen Corp. ............        152,538
         352   EnergySouth, Inc.#........          9,754
       1,250   Laclede Group, Inc.#......         39,700
       1,770   New Jersey Resources
               Corp. ....................         85,403
       2,755   Nicor, Inc.#..............        113,423

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)


Shares                                         Value
--------------------------------------------------------
       1,705   Northwest Natural Gas
               Co.#......................  $      65,199
       6,129   Oneok, Inc. ..............        200,112
       2,153   Peoples Energy Corp.#.....         93,569
       4,810   Piedmont Natural Gas
               Co.#......................        115,536
         818   South Jersey Industries,
               Inc.#.....................         49,996
       5,336   Southern Union Co.*.......        130,999
       1,947   Southwest Gas Corp. ......         49,668
       6,064   UGI Corp. ................        169,186
       4,677   Vectren Corp. ............        134,370
       2,855   WGL Holdings, Inc. .......         96,042
                                           -------------
                                               1,823,839
                                           -------------
UTILITIES-WATER -- 0.1%
         944   American States Water
               Co.#......................         27,725
       5,548   Aqua America, Inc. .......        164,997
       1,009   California Water Service
               Group.....................         37,878
         440   Connecticut Water Service,
               Inc.#.....................         10,996
         527   Middlesex Water Co.#......         10,234
         316   Pico Holdings, Inc.#*.....          9,404
         284   SJW Corp. ................         13,351
       1,031   Southwest Water Co.#......         12,197
                                           -------------
                                                 286,782
                                           -------------
TOTAL COMMON STOCKS
  (Cost $377,595,988)....................    428,127,708
                                           -------------
Principal
Amount                                         Value
--------------------------------------------------------
WARRANTS -- 0.0%
BUSINESS SERVICES & SUPPLIES -- 0.0%
$        216   American Banknote Corp.
               0.0%, 10/01/07............              0
                                           -------------
TOTAL WARRANTS
  (Cost $0)..............................              0
                                           -------------
CORPORATE BONDS & NOTES -- 0.0%
      19,000   Mueller Industries, Inc.
               6.000%, 11/01/14..........         18,810
                                           -------------
TOTAL CORPORATE BONDS & NOTES
  (Cost $18,639).........................         18,810
                                           -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.6%
U.S. TREASURY BONDS -- 0.0%
               United States Treasury Bonds
          37   5.500%, 08/15/28(b).......             45
         175   6.000%, 02/15/26(b).......            220
       1,275   6.125%, 11/15/27-
               08/15/29(b)...............          1,628
          53   6.250%, 08/15/23(b).......             67
         205   7.625%, 11/15/22-
               02/15/25(b)...............            291
           1   7.875%, 02/15/21(b).......              2
          85   8.125%, 08/15/19-
               05/15/21(b)...............            121
         265   8.750%, 05/15/17-
               08/15/20(b)...............            385
         141   8.875%, 08/15/17-
               02/15/19(b)...............            211
          11   10.625%, 08/15/15(b)......             18
          66   11.250%, 02/15/15(b)......            106
                                           -------------
                                                   3,094
                                           -------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
U.S. TREASURY NOTES -- 0.6%
               United States Treasury
               Notes
$          7   1.625%, 09/30/05(b).......  $           7
   2,800,000   2.000%, 08/31/05..........      2,794,422
          53   3.125%, 01/31/07(b).......             53
         146   3.625%, 07/15/09(b).......            148
         171   4.250%, 08/15/14(b).......            178
                                           -------------
                                               2,794,808
                                           -------------
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS
  (Cost $2,798,702)......................      2,797,902
                                           -------------
SHORT-TERM INVESTMENTS -- 27.3%
COLLATERAL FOR SECURITIES ON
  LOAN -- 24.3%
 107,502,497   State Street Navigator
               Securities Lending Prime
               Portfolio
               3.196%(c)(d)(e)...........    107,502,497
                                           -------------
GOVERNMENT & AGENCY SECURITIES -- 0.0%
     115,000   United States Treasury
               Bills 0.0%(f), 09/08/05...        114,339
           6   United States Treasury
               Bills 0.0%, 09/15/05(b)...              6
                                           -------------
                                                 114,345
                                           -------------

Principal
Amount                                         Value
--------------------------------------------------------
MUTUAL FUND -- 3.0%
$ 13,292,227   Goldman Sachs Prime
               Obligations Fund
               3.048%(c).................  $  13,292,227
                                           -------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $120,909,083)....................    120,909,069
                                           -------------
TOTAL INVESTMENTS -- 124.6%
  (Cost $501,322,412)....................    551,853,489
                                           -------------
Liabilities in excess of other assets --
(24.6)%..................................   (108,846,914)
                                           -------------
TOTAL NET ASSETS -- 100.0%...............  $ 443,006,575
                                           =============

NOTES TO THE PORTFOLIO OF INVESTMENTS:
*  --  Non-income producing security.
#  --  Represents security, or portion thereof, on loan as of June 30, 2005.
(a) -- Represents a security which is fair-valued.
(b) -- Represents security received, in lieu of cash, for securities on loan.
(c) -- Rate quoted represents the seven day yield of the Fund.
(d) -- Represents security purchased with cash collateral received for securities on loan.
(e) -- Represents an affiliated issuer.
(f) -- All or a portion of these securities have been pledged to cover collateral requirements for open futures.

SECURITY ABBREVIATIONS:
REIT -- Real Estate Investment Trust

FUTURES CONTRACTS:

  Number of                                                                   Expiration    Notional     Notional     Unrealized
  Contracts    Face Value                Underlying Securities                   Date         Cost        Value      Appreciation
-------------  ----------   ------------------------------------------------  ----------   ----------   ----------   ------------
Long Position
-------------
     18          1,800      Russell 2000 E-Mini                                Sep-2005    $1,133,484   $1,157,580     $24,096
     19          1,900      S&P Midcap 400 E-Mini                              Sep-2005     1,297,157    1,307,865      10,708
                                                                                                                       -------
                                                                                                                       $34,804
                                                                                                                       =======

    The accompanying notes are an integral part of the financial statements.

SMALL COMPANY STOCK FUND                         As of June 30, 2005 (Unaudited)

PORTFOLIO SECTOR INFORMATION

Reflected as a percentage of total long-term investments

[BAR CHART]

Consumer, Non-cyclical                                                           21.9
Industrial                                                                       19.2
Financial                                                                          16
Consumer, Cyclical                                                               14.9
Technology                                                                       10.8
Communications                                                                    6.2
Energy                                                                            5.4
Utilities                                                                         2.6
Basic Materials                                                                   2.3
Government                                                                        0.6
Diversified                                                                       0.1

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2005 (Unaudited)

Shares                                         Value
--------------------------------------------------------
COMMON STOCKS -- 97.6%
ADVERTISING -- 0.2%
     10,100   Interpublic Group of Cos,
              Inc.*.......................  $    123,018
     19,275   Omnicom Group...............     1,539,302
                                            ------------
                                               1,662,320
                                            ------------
AEROSPACE & DEFENSE -- 1.8%
      2,400   Alliant Techsystems,
              Inc.*.......................       169,440
     92,200   Boeing Co. .................     6,085,200
     24,695   General Dynamics Corp. .....     2,705,090
      2,700   Goodrich Corp. .............       110,592
      2,900   L-3 Communications Holdings,
              Inc. .......................       222,082
     14,242   Lockheed Martin Corp. ......       923,879
      8,656   Northrop Grumman Corp. .....       478,244
     10,900   Raytheon Co. ...............       426,408
      4,100   Rockwell Collins, Inc. .....       195,488
     53,500   United Technologies
              Corp. ......................     2,747,225
                                            ------------
                                              14,063,648
                                            ------------
AIRLINES -- 0.2%
      2,500   Delta Air Lines, Inc.*......         9,400
     96,650   Southwest Airlines Co. .....     1,346,335
                                            ------------
                                               1,355,735
                                            ------------
APPAREL & TEXTILES -- 0.2%
      3,800   Cintas Corp. ...............       146,680
      8,800   Coach, Inc.*................       295,416
      2,700   Jones Apparel Group,
              Inc. .......................        83,808
      2,500   Liz Claiborne, Inc. ........        99,400
      5,500   Nike, Inc. Class B..........       476,300
      1,300   Reebok International
              Ltd. .......................        54,379
      2,600   VF Corp. ...................       148,772
                                            ------------
                                               1,304,755
                                            ------------
AUTOMOTIVE -- 0.6%
      1,500   Cooper Tire & Rubber Co. ...        27,855
      3,200   Dana Corp. .................        48,032

Shares                                         Value
--------------------------------------------------------
     70,300   Delphi Corp. ...............  $    326,895
     43,553   Ford Motor Co. .............       445,983
     11,874   General Motors Corp. .......       403,716
      4,400   Goodyear Tire & Rubber
              Co.*........................        65,560
     13,200   Johnson Controls, Inc. .....       743,556
     46,900   Lear Corp. .................     1,706,222
      1,700   Navistar International
              Corp.*......................        54,400
      4,200   Paccar, Inc. ...............       285,600
     36,500   TRW Automotive Holdings
              Corp.*......................       894,615
      3,286   Visteon Corp. ..............        19,814
                                            ------------
                                               5,022,248
                                            ------------
BANKING -- 7.2%
      8,300   AmSouth Bancorp.............       215,800
    379,266   Bank of America Corp. ......    17,298,322
     18,600   Bank of New York Co.,
              Inc. .......................       535,308
     13,115   BB&T Corp. .................       524,207
     13,100   City National Corp. ........       939,401
     47,200   Comerica, Inc. .............     2,728,160
      3,000   Compass Bancshares, Inc. ...       135,000
     12,491   Fifth Third Bancorp.........       514,754
      2,900   First Horizon National
              Corp. ......................       122,380
    214,700   Hibernia Corp. .............     7,123,746
      5,360   Huntington Bancshares,
              Inc. .......................       129,390
      9,700   Keycorp.....................       321,555
      2,300   M&T Bank Corp. .............       241,868
      5,000   Marshall & Ilsley Corp. ....       222,250
      9,800   Mellon Financial Corp. .....       281,162
     14,160   National City Corp. ........       483,139
     11,200   North Fork Bancorporation,
              Inc. .......................       314,608
     76,400   Northern Trust Corp. .......     3,483,076
      6,600   PNC Financial Services
              Group, Inc. ................       359,436
     11,252   Regions Financial Corp. ....       381,218
      7,800   State Street Corp. .........       376,350

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      8,100   SunTrust Banks, Inc. .......  $    585,144
      7,200   Synovus Financial Corp. ....       206,424
     36,700   UBS AG......................     2,857,095
     95,400   UnionBanCal Corp. ..........     6,384,168
     44,045   US Bancorp..................     1,286,114
     37,475   Wachovia Corp. .............     1,858,760
    102,303   Wells Fargo & Co. ..........     6,299,819
     13,800   Zions Bancorporation........     1,014,714
                                            ------------
                                              57,223,368
                                            ------------
BIOTECHNOLOGY -- 2.3%
    119,957   Amgen, Inc.*................     7,252,600
      8,058   Biogen Idec, Inc.*..........       277,598
      3,400   Chiron Corp.*...............       118,626
    113,300   Genentech, Inc.*............     9,095,724
     27,500   Genzyme Corp.*..............     1,652,475
      5,600   Medimmune, Inc.*............       149,632
      1,100   Millipore Corp.*............        62,403
                                            ------------
                                              18,609,058
                                            ------------
BUILDING & CONSTRUCTION -- 0.5%
      4,200   American Standard Cos,
              Inc. .......................       176,064
      3,100   Centex Corp. ...............       219,077
        400   D.R. Horton, Inc. ..........        15,089
      1,900   Fluor Corp. ................       109,421
      2,000   KB Home.....................       152,460
     35,800   Lennar Corp. ...............     2,271,510
     10,800   Masco Corp. ................       343,008
      2,900   Pulte Homes, Inc. ..........       244,325
      2,400   Vulcan Materials Co. .......       155,976
                                            ------------
                                               3,686,930
                                            ------------
BUSINESS SERVICES & SUPPLIES -- 0.2%
      5,400   Pitney Bowes, Inc. .........       235,170
    113,200   Xerox Corp.*................     1,561,028
                                            ------------
                                               1,796,198
                                            ------------

Shares                                         Value
--------------------------------------------------------
CHEMICALS -- 1.1%
      5,400   Air Products & Chemicals,
              Inc. .......................  $    325,620
      1,500   Ashland, Inc. ..............       107,805
     67,049   Dow Chemical Co. ...........     2,985,692
      1,900   Eastman Chemical Co. .......       104,785
      5,800   Ecolab, Inc. ...............       187,688
     75,600   EI Du Pont de Nemours &
              Co. ........................     3,251,556
      2,900   Engelhard Corp. ............        82,795
      1,200   Great Lakes Chemical
              Corp. ......................        37,764
      3,000   Hercules, Inc.*.............        42,450
      2,100   International Flavors &
              Fragrances, Inc. ...........        76,062
      4,000   PPG Industries, Inc. .......       251,040
      7,700   Praxair, Inc. ..............       358,820
      4,500   Rohm & Haas Co. ............       208,530
      3,100   Sherwin-Williams Co. .......       145,979
      1,600   Sigma-Aldrich Corp. ........        89,664
     17,400   Valspar Corp. ..............       840,246
                                            ------------
                                               9,096,496
                                            ------------
COMMERCIAL SERVICES -- 0.7%
     19,500   Accenture Ltd.*.............       442,065
      3,900   Apollo Group, Inc.*.........       305,058
     24,900   Cendant Corp. ..............       557,013
      3,400   Convergys Corp.*............        48,348
      3,300   Equifax, Inc. ..............       117,843
      3,800   H&R Block, Inc. ............       221,730
     13,500   Liberty Global, Inc.*.......       630,045
     60,506   McKesson Corp. .............     2,710,064
      6,600   Moody's Corp. ..............       296,736
      8,600   Paychex, Inc. ..............       279,844
      3,700   Robert Half International,
              Inc. .......................        92,389
      5,200   RR Donnelley & Sons Co. ....       179,452
                                            ------------
                                               5,880,587
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
COMPUTERS & INFORMATION -- 3.5%
      3,000   Affiliated Computer
              Services, Inc.*.............  $    153,300
     19,400   Apple Computer, Inc.*.......       714,114
     55,000   BISYS Group, Inc.*..........       821,700
      4,400   Computer Sciences Corp.*....       192,280
    263,187   Dell, Inc.*.................    10,398,518
     12,000   Electronic Data Systems
              Corp. ......................       231,000
    350,748   EMC Corp.*..................     4,808,755
      7,600   Gateway, Inc.*..............        25,080
    214,045   Hewlett-Packard Co. ........     5,032,198
     38,573   International Business
              Machines Corp. .............     2,862,117
      3,000   Lexmark International,
              Inc.*.......................       194,490
      4,400   NCR Corp.*..................       154,528
     73,100   Network Appliance, Inc.*....     2,066,537
     82,900   Sun Microsystems, Inc.*.....       309,217
      7,000   Sungard Data Systems,
              Inc.*.......................       246,190
      7,118   Unisys Corp.*...............        45,057
                                            ------------
                                              28,255,081
                                            ------------
CONTAINERS & PACKAGING -- 0.3%
      2,400   Ball Corp. .................        86,304
      2,500   Bemis Co. ..................        66,350
      3,400   Pactiv Corp.*...............        73,372
     35,000   Sealed Air Corp.*...........     1,742,650
                                            ------------
                                               1,968,676
                                            ------------
COSMETICS & PERSONAL CARE -- 3.3%
     22,350   Alberto-Culver Co. .........       968,426
     11,100   Avon Products, Inc. ........       420,135
     93,400   Colgate-Palmolive Co. ......     4,661,594
    233,500   Gillette Co. ...............    11,822,105
     11,300   Kimberly-Clark Corp. .......       707,267
    145,190   Procter & Gamble Co. .......     7,658,772
                                            ------------
                                              26,238,299
                                            ------------

Shares                                         Value
--------------------------------------------------------
DISTRIBUTION & WHOLESALE -- 0.0%
      4,200   Genuine Parts Co. ..........  $    172,578
      2,100   WW Grainger, Inc. ..........       115,059
                                            ------------
                                                 287,637
                                            ------------
DIVERSIFIED FINANCIAL SERVICES -- 8.0%
    156,200   American Express Co. .......     8,314,526
      2,800   Bear Stearns Cos, Inc. .....       291,032
     32,673   Capital One Financial
              Corp. ......................     2,614,167
     26,700   Charles Schwab Corp. .......       301,176
      4,900   CIT Group, Inc. ............       210,553
    123,817   Citigroup, Inc. ............     5,724,060
     64,496   Countrywide Financial
              Corp. ......................     2,490,190
     91,100   E*Trade Financial Corp.*....     1,274,489
    113,652   Freddie Mac.................     7,413,520
     23,124   Fannie Mae..................     1,350,442
      2,200   Federated Investors, Inc.
              Class B.....................        66,022
     32,000   Franklin Resources, Inc. ...     2,463,360
    107,423   Goldman Sachs Group,
              Inc. .......................    10,959,294
      6,000   Janus Capital Group,
              Inc. .......................        90,240
     84,020   JPMorgan Chase & Co. .......     2,967,586
     44,600   Legg Mason, Inc. ...........     4,643,306
      6,600   Lehman Brothers Holdings,
              Inc. .......................       655,248
     29,967   MBNA Corp. .................       783,937
    141,090   Merrill Lynch & Co.,
              Inc. .......................     7,761,361
     52,031   Morgan Stanley..............     2,730,067
      7,200   Providian Financial
              Corp.*......................       126,936
     10,300   SLM Corp. ..................       523,240
      2,800   T Rowe Price Group, Inc. ...       175,280
                                            ------------
                                              63,930,032
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
      4,300   American Power Conversion
              Corp. ......................  $    101,437
     43,062   Emerson Electric Co. .......     2,696,973
      4,300   Molex, Inc. ................       111,972
                                            ------------
                                               2,910,382
                                            ------------
ELECTRONICS -- 0.2%
     10,066   Agilent Technologies,
              Inc.*.......................       231,719
      4,400   Applera Corp. -- Applied
              Biosystems Group............        86,548
      2,800   Fisher Scientific
              International*..............       181,720
      4,300   Jabil Circuit, Inc.*........       132,139
      2,900   Parker Hannifin Corp. ......       179,829
      3,000   PerkinElmer, Inc. ..........        56,700
     11,100   Sanmina-SCI Corp.*..........        60,717
     21,900   Solectron Corp.*............        83,001
      5,750   Symbol Technologies,
              Inc. .......................        56,753
      1,900   Tektronix, Inc. ............        44,213
      3,900   Thermo Electron Corp.*......       104,793
      2,800   Waters Corp.*...............       104,076
                                            ------------
                                               1,322,208
                                            ------------
ENTERTAINMENT & LEISURE -- 0.2%
      2,400   Brunswick Corp. ............       103,968
     12,500   Carnival Corp. .............       681,875
      6,800   Harley-Davidson, Inc. ......       337,280
      3,800   Hasbro, Inc. ...............        79,002
      8,068   International Game
              Technology..................       227,114
     10,000   Mattel, Inc. ...............       183,000
      3,200   Sabre Holdings Corp. .......        63,840
                                            ------------
                                               1,676,079
                                            ------------

Shares                                         Value
--------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.1%
      7,112   Allied Waste Industries,
              Inc.*.......................  $     56,398
     13,798   Waste Management, Inc. .....       391,036
                                            ------------
                                                 447,434
                                            ------------
FOOD, BEVERAGE & TOBACCO -- 4.3%
      8,453   Albertson's, Inc. ..........       174,808
    129,791   Altria Group, Inc. .........     8,392,286
     18,652   Anheuser-Busch Cos.,
              Inc. .......................       853,329
     15,145   Archer-Daniels-Midland
              Co. ........................       323,800
      2,100   Brown-Forman Corp. Class B..       126,966
      7,600   Campbell Soup Co. ..........       233,852
     99,917   Coca-Cola Co. ..............     4,171,535
      8,200   Coca-Cola Enterprises,
              Inc. .......................       180,482
     12,190   ConAgra Foods, Inc. ........       282,320
     59,000   Constellation Brands,
              Inc.*.......................     1,740,565
      8,671   General Mills, Inc. ........       405,716
      5,100   Hershey Foods Corp. ........       316,710
      8,100   HJ Heinz Co. ...............       286,902
      8,173   Kellogg Co. ................       363,208
     17,485   Kroger Co.*.................       332,740
      3,300   McCormick & Co., Inc. ......       107,844
      1,900   Molson Coors Brewing Co.
              Class B.....................       117,800
      6,511   Monsanto Co. ...............       409,347
      4,600   Pepsi Bottling Group,
              Inc. .......................       131,606
    164,799   PepsiCo, Inc. ..............     8,887,610
      2,700   Reynolds American, Inc. ....       212,760
     10,500   Safeway, Inc. ..............       237,195
     18,670   Sara Lee Corp. .............       369,853
      3,200   Supervalu, Inc. ............       104,352
     15,200   Sysco Corp. ................       550,088
      4,000   UST, Inc. ..................       182,640
     67,010   WM Wrigley Jr Co. ..........     4,612,968
                                            ------------
                                              34,109,282
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.5%
     52,500   Bowater, Inc. ..............  $  1,699,425
      5,961   Georgia-Pacific Corp. ......       189,560
     11,894   International Paper Co. ....       359,318
      2,500   Louisiana-Pacific Corp. ....        61,450
      3,652   MeadWestvaco Corp. .........       102,402
      4,500   Plum Creek Timber Co.,
              Inc. .......................       163,350
      3,100   Temple-Inland, Inc. ........       115,165
     25,900   Weyerhaeuser Co. ...........     1,648,535
                                            ------------
                                               4,339,205
                                            ------------
HEALTH CARE -- 5.8%
      7,000   Aetna, Inc. ................       579,740
      1,200   Bausch & Lomb, Inc. ........        99,600
     14,797   Baxter International,
              Inc. .......................       548,969
      6,127   Becton Dickinson & Co. .....       321,484
      5,900   Biomet, Inc. ...............       204,376
     18,133   Boston Scientific Corp.*....       489,591
      2,400   CR Bard, Inc. ..............       159,624
      7,700   Guidant Corp. ..............       518,210
     45,400   HCA, Inc. ..................     2,572,818
      5,900   Health Management
              Associates, Inc. ...........       154,462
      3,800   Humana, Inc.*...............       151,012
    251,152   Johnson & Johnson...........    16,324,880
      3,100   Laboratory Corp. of America
              Holdings*...................       154,690
      2,000   Manor Care, Inc. ...........        79,460
     28,690   Medtronic, Inc. ............     1,485,855
      4,696   Quest Diagnostics...........       250,156
     59,100   St Jude Medical, Inc.*......     2,577,351
     74,693   Stryker Corp. ..............     3,552,399
     11,000   Tenet Healthcare Corp.*.....       134,640
    188,816   UnitedHealth Group, Inc. ...     9,844,866
     87,300   WellPoint, Inc.*............     6,079,572
      5,851   Zimmer Holdings, Inc.*......       445,670
                                            ------------
                                              46,729,425
                                            ------------

Shares                                         Value
--------------------------------------------------------
HOTELS & RESTAURANTS -- 0.7%
      3,750   Darden Restaurants, Inc. ...  $    123,675
      4,200   Harrah's Entertainment,
              Inc. .......................       302,694
      8,900   Hilton Hotels Corp. ........       212,265
      4,700   Marriott International,
              Inc. .......................       320,634
    121,100   McDonald's Corp. ...........     3,360,525
      9,500   Starbucks Corp.*............       490,770
      5,300   Starwood Hotels & Resorts
              Worldwide, Inc. ............       310,421
      2,600   Wendy's International,
              Inc. .......................       123,890
      6,747   Yum! Brands, Inc. ..........       351,384
                                            ------------
                                               5,596,258
                                            ------------
HOUSEHOLD PRODUCTS -- 0.1%
      2,500   Avery Dennison Corp. .......       132,400
      3,600   Clorox Co. .................       200,592
      3,400   Fortune Brands, Inc. .......       301,920
      4,700   Leggett & Platt, Inc. ......       124,926
      1,500   Maytag Corp. ...............        23,490
      6,700   Newell Rubbermaid, Inc. ....       159,728
      1,500   Whirlpool Corp.                    105,165
                                            ------------
                                               1,048,221
                                            ------------
INDUSTRIAL MACHINERY -- 0.3%
      2,000   Black & Decker Corp. .......       179,700
      8,123   Caterpillar, Inc. ..........       774,203
      1,100   Cummins, Inc. ..............        82,071
     18,900   Deere & Co. ................     1,237,761
      4,200   Rockwell Automation,
              Inc. .......................       204,582
      1,400   Snap-On, Inc. ..............        48,020
      2,000   Stanley Works...............        91,080
                                            ------------
                                               2,617,417
                                            ------------
INSURANCE -- 3.9%
      6,773   ACE Ltd. ...................       303,769
     11,965   Aflac, Inc. ................       517,845
     16,100   Allstate Corp. .............       961,975

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      2,500   AMBAC Financial Group,
              Inc. .......................  $    174,400
    146,590   American International
              Group, Inc. ................     8,516,879
      7,400   AON Corp. ..................       185,296
      4,619   Chubb Corp. ................       395,433
      3,100   Cigna Corp. ................       331,793
      4,063   Cincinnati Financial
              Corp. ......................       160,732
      7,061   Hartford Financial Services
              Group, Inc. ................       528,022
      3,200   Jefferson-Pilot Corp. ......       161,344
      4,012   Lincoln National Corp. .....       188,243
      3,700   Loews Corp. ................       286,750
     36,100   Marsh & McLennan Cos,
              Inc. .......................       999,970
     84,568   MBIA, Inc. .................     5,015,728
     38,500   Metlife, Inc. ..............     1,730,190
      2,300   MGIC Investment Corp. ......       150,006
      7,077   Principal Financial Group...       296,526
      4,700   Progressive Corp. ..........       464,407
     54,972   Prudential Financial,
              Inc. .......................     3,609,461
     15,200   Reinsurance Group of
              America, Inc. ..............       706,952
      3,000   Safeco Corp. ...............       163,020
     79,877   St Paul Travelers Cos,
              Inc. .......................     3,157,538
      2,500   Torchmark Corp. ............       130,500
     92,255   UnumProvident Corp. ........     1,690,112
      3,400   XL Capital Ltd. ............       253,028
                                            ------------
                                              31,079,919
                                            ------------
INTERNET SERVICES & APPLICATIONS -- 2.1%
    171,612   eBay, Inc.*.................     5,664,912
     14,100   Google, Inc.*...............     4,147,515
      2,900   Monster Worldwide, Inc.*....        83,172
     17,096   Symantec Corp.*.............       371,667
    178,451   Yahoo!, Inc.*...............     6,183,327
                                            ------------
                                              16,450,593
                                            ------------

Shares                                         Value
--------------------------------------------------------
MANUFACTURING -- 4.7%
    102,984   3M Co. .....................  $  7,445,743
      2,200   Cooper Industries Ltd. .....       140,580
      6,400   Danaher Corp. ..............       334,976
      4,700   Dover Corp. ................       170,986
      6,500   Eastman Kodak Co. ..........       174,525
      3,600   Eaton Corp. ................       215,640
    718,300   General Electric Co. .......    24,889,095
     20,100   Honeywell International,
              Inc. .......................       736,263
      6,600   Illinois Tool Works,
              Inc. .......................       525,888
     17,700   Ingersoll-Rand Co. .........     1,262,895
      2,200   ITT Industries, Inc. .......       214,786
      3,000   Pall Corp. .................        91,080
      3,200   Textron, Inc. ..............       242,720
     47,867   Tyco International Ltd. ....     1,397,717
                                            ------------
                                              37,842,894
                                            ------------
METALS & MINING -- 0.4%
     82,707   Alcoa, Inc. ................     2,161,134
      2,300   Allegheny Technologies,
              Inc. .......................        50,738
      4,200   Freeport-McMoRan Copper &
              Gold, Inc. Class B..........       157,248
     10,800   Newmont Mining Corp. .......       421,524
      3,900   Nucor Corp. ................       177,918
      2,400   Phelps Dodge Corp. .........       222,000
      1,700   Precision Castparts
              Corp. ......................       132,430
      2,700   United States Steel
              Corp. ......................        92,799
                                            ------------
                                               3,415,791
                                            ------------
MULTIMEDIA -- 3.6%
     12,200   Clear Channel
              Communications, Inc. .......       377,346
     52,423   Comcast Corp.* .............     1,609,386
     66,500   Comcast Corp. Special Class
              A*..........................     1,991,675
      1,700   Dow Jones & Co., Inc. ......        60,265
     29,000   EW Scripps Co. .............     1,415,200
      6,000   Gannett Co., Inc. ..........       426,780

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      1,700   Knight-Ridder, Inc. ........  $    104,278
    116,320   Liberty Media Corp.*........     1,185,301
      9,100   McGraw-Hill Cos, Inc. ......       402,675
      1,000   Meredith Corp. .............        49,060
      3,400   New York Times Co. .........       105,910
     68,200   News Corp. .................     1,103,476
     61,800   Sirius Satellite Radio,
              Inc.*.......................       400,464
    617,582   Time Warner, Inc.*..........    10,319,795
      7,320   Tribune Co. ................       257,518
      7,300   Univision Communications,
              Inc.*.......................       201,115
    114,507   Viacom, Inc. Class B........     3,666,514
    210,200   Walt Disney Co. ............     5,292,836
                                            ------------
                                              28,969,594
                                            ------------
OIL & GAS -- 9.5%
      2,100   Amerada Hess Corp. .........       223,671
      5,637   Anadarko Petroleum Corp. ...       463,079
      7,680   Apache Corp. ...............       496,128
      8,064   Baker Hughes, Inc. .........       412,554
      3,800   BJ Services Co. ............       199,424
      9,300   Burlington Resources,
              Inc. .......................       513,732
     50,093   ChevronTexaco Corp..........     2,801,201
    175,664   ConocoPhillips..............    10,098,923
     11,300   Devon Energy Corp. .........       572,684
      7,900   Dynegy, Inc.*...............        38,394
     15,621   El Paso Corp. ..............       179,954
     72,600   ENSCO International,
              Inc. .......................     2,595,450
      5,600   EOG Resources, Inc. ........       318,080
    435,870   Exxon Mobil Corp. ..........    25,049,449
     93,300   Halliburton Co. ............     4,461,606
      2,841   Kerr-McGee Corp. ...........       216,797
      2,827   Kinder Morgan, Inc. ........       235,206
      8,300   Marathon Oil Corp. .........       442,971
      3,400   Nabors Industries Ltd.*.....       206,108
      4,200   National-Oilwell Varco,
              Inc.*.......................       199,668

Shares                                         Value
--------------------------------------------------------
      3,100   Noble Corp. ................  $    190,681
      7,600   Noble Energy, Inc. .........       574,940
     73,856   Occidental Petroleum
              Corp. ......................     5,681,742
     81,600   Petro-Canada................     5,315,424
     65,100   Pride International,
              Inc.*.......................     1,673,070
      2,600   Rowan Cos, Inc. ............        77,246
     67,500   Schlumberger Ltd. ..........     5,125,950
      1,700   Sunoco, Inc. ...............       193,256
      7,900   Transocean, Inc.*...........       426,363
      6,600   Unocal Corp. ...............       429,330
      6,000   Valero Energy Corp. ........       474,660
     54,000   Weatherford International
              Ltd.*.......................     3,130,920
    137,100   Williams Cos, Inc. .........     2,604,900
      8,733   XTO Energy, Inc. ...........       296,835
                                            ------------
                                              75,920,396
                                            ------------
PHARMACEUTICALS -- 5.9%
     83,565   Abbott Laboratories.........     4,095,521
      3,048   Allergan, Inc. .............       259,811
      2,466   AmerisourceBergen Corp. ....       170,524
    117,258   Bristol-Myers Squibb Co. ...     2,929,105
     10,272   Cardinal Health, Inc. ......       591,462
     10,854   Caremark Rx, Inc.*..........       483,220
    118,246   Eli Lilly & Co. ............     6,587,485
      3,800   Express Scripts, Inc.*......       189,924
      8,300   Forest Laboratories,
              Inc.*.......................       322,455
    121,600   Gilead Sciences, Inc.*......     5,349,184
      3,635   Hospira, Inc.*..............       141,765
    109,566   King Pharmaceuticals,
              Inc.*.......................     1,141,678
      6,698   Medco Health Solutions,
              Inc.*.......................       357,405
     52,694   Merck & Co., Inc. ..........     1,622,975
      6,000   Mylan Laboratories, Inc. ...       115,440
    536,974   Pfizer, Inc. ...............    14,809,743
    230,124   Schering-Plough Corp. ......     4,386,163

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
     23,400   Watson Pharmaceuticals,
              Inc.*.......................  $    691,704
     69,064   Wyeth.......................     3,073,348
                                            ------------
                                              47,318,912
                                            ------------
REAL ESTATE -- 1.2%
      2,200   Apartment Investment &
              Management Co. REIT.........        90,024
      4,600   Archstone-Smith Trust REIT..       177,652
      9,900   Equity Office Properties
              Trust REIT..................       327,690
      6,598   Equity Residential REIT.....       242,938
    106,230   General Growth Properties,
              Inc. REIT...................     4,364,991
     60,450   Kimco Realty Corp. REIT.....     3,561,109
      4,600   Prologis REIT...............       185,104
      5,171   Simon Property Group, Inc.
              REIT........................       374,846
                                            ------------
                                               9,324,354
                                            ------------
RETAIL -- 5.6%
     15,500   Abercrombie & Fitch Co. ....     1,064,850
      6,300   Autonation, Inc.*...........       129,276
      1,600   Autozone, Inc.*.............       147,936
     74,300   Bed Bath & Beyond, Inc.*....     3,104,254
      7,300   Best Buy Co., Inc. .........       500,415
      2,700   Big Lots, Inc.*.............        35,748
     13,200   Brinker International,
              Inc.*.......................       528,660
      4,700   Circuit City Stores,
              Inc. .......................        81,263
     46,821   Costco Wholesale Corp. .....     2,098,517
     19,200   CVS Corp. ..................       558,144
      2,000   Dillard's, Inc. ............        46,840
      7,650   Dollar General Corp. .......       155,754
      3,700   Family Dollar Stores,
              Inc. .......................        96,570
      4,100   Federated Department
              Stores......................       300,448
     20,200   Foot Locker, Inc. ..........       549,844
     18,768   Gap, Inc. ..................       370,668
    163,012   Home Depot, Inc. ...........     6,341,167

Shares                                         Value
--------------------------------------------------------
      6,600   JC Penney Co., Inc. ........  $    347,028
      7,700   Kohl's Corp.*...............       430,507
    116,100   Lowe's Cos, Inc. ...........     6,759,342
      9,272   Ltd Brands..................       198,606
      7,300   May Department Stores Co. ..       293,168
     89,100   Michaels Stores, Inc. ......     3,686,067
      3,000   Nordstrom, Inc. ............       203,910
      7,300   Office Depot, Inc.*.........       166,732
      2,000   OfficeMax, Inc. ............        59,540
      3,600   RadioShack Corp. ...........        83,412
      2,428   Sears Holdings Corp.*.......       363,885
     17,250   Staples, Inc. ..............       367,770
    102,325   Target Corp. ...............     5,567,503
      3,382   Tiffany & Co. ..............       110,794
     11,600   TJX Cos, Inc. ..............       282,460
      5,000   Toys "R" Us, Inc.*..........       132,400
    179,165   Wal-Mart Stores, Inc. ......     8,635,753
     24,500   Walgreen Co. ...............     1,126,755
                                            ------------
                                              44,925,986
                                            ------------
SAVINGS & LOAN -- 0.8%
     87,322   Golden West Financial
              Corp. ......................     5,621,790
      8,700   Sovereign Bancorp, Inc. ....       194,358
     21,076   Washington Mutual, Inc. ....       857,583
                                            ------------
                                               6,673,731
                                            ------------
SEMICONDUCTORS -- 3.5%
      9,083   Advanced Micro Devices,
              Inc.*.......................       157,499
      9,100   Altera Corp.*...............       180,362
      8,900   Analog Devices, Inc. .......       332,059
     39,861   Applied Materials, Inc. ....       644,951
      6,700   Applied Micro Circuits
              Corp.*......................        17,152
      7,400   Broadcom Corp.*.............       262,774
      9,307   Freescale Semiconductor,
              Inc. Class B*...............       197,122
    596,335   Intel Corp. ................    15,540,490
      4,500   Kla-Tencor Corp. ...........       196,650

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      7,100   Linear Technology Corp. ....  $    260,499
     10,000   LSI Logic Corp.*............        84,900
      7,600   Maxim Integrated Products,
              Inc. .......................       290,396
     14,400   Micron Technology, Inc.*....       147,024
      8,300   National Semiconductor
              Corp. ......................       182,849
      3,500   Novellus Systems, Inc.*.....        86,485
      4,000   Nvidia Corp.*...............       106,880
      3,800   PMC -- Sierra, Inc.*........        35,454
      2,000   QLogic Corp.*...............        61,740
      4,118   Teradyne, Inc.*.............        49,293
    303,508   Texas Instruments, Inc. ....     8,519,470
      8,400   Xilinx, Inc. ...............       214,200
                                            ------------
                                              27,568,249
                                            ------------
SOFTWARE -- 3.5%
     11,400   Adobe Systems, Inc. ........       326,268
      5,600   Autodesk, Inc. .............       192,472
     41,800   Automatic Data Processing,
              Inc. .......................     1,754,346
      4,800   BMC Software, Inc.*.........        86,160
      4,000   Citrix Systems, Inc.*.......        86,640
     12,400   Computer Associates
              International, Inc. ........       340,752
      8,000   Compuware Corp.*............        57,520
     29,200   Electronic Arts, Inc.*......     1,653,012
     60,778   First Data Corp. ...........     2,439,629
      4,600   Fiserv, Inc.*...............       197,570
      5,423   IMS Health, Inc. ...........       134,327
      4,300   Intuit, Inc.*...............       193,973
      2,100   Mercury Interactive
              Corp.*......................        80,556
    756,120   Microsoft Corp. ............    18,782,021
      7,700   Novell, Inc.*...............        47,740
    106,859   Oracle Corp.*...............     1,410,539
      6,700   Parametric Technology
              Corp.*......................        42,746

Shares                                         Value
--------------------------------------------------------
     12,800   Siebel Systems, Inc. .......  $    113,920
     10,472   Veritas Software Corp.*.....       255,517
                                            ------------
                                              28,195,708
                                            ------------
TELECOMMUNICATIONS -- 6.2%
      3,085   ADC Telecommunications,
              Inc.*.......................        67,160
      7,800   Alltel Corp. ...............       485,784
      3,500   Andrew Corp.*...............        44,660
     93,452   AT&T Corp. .................     1,779,326
     11,141   Avaya, Inc.*................        92,693
     43,868   BellSouth Corp. ............     1,165,573
      3,000   CenturyTel, Inc. ...........       103,890
     13,700   Ciena Corp.*................        28,633
    606,919   Cisco Systems, Inc.*........    11,598,222
    205,800   Citizens Communications
              Co. ........................     2,765,952
      4,800   Comverse Technology,
              Inc.*.......................       113,520
    246,900   Corning, Inc.*..............     4,103,478
      2,206   Enterasys Networks, Inc.*...         1,985
     30,600   JDS Uniphase Corp.*.........        46,512
     81,000   Juniper Networks, Inc.*.....     2,039,580
    106,168   Lucent Technologies,
              Inc.*.......................       308,949
    324,200   Motorola, Inc. .............     5,919,892
    111,955   Nextel Communications,
              Inc.*.......................     3,617,266
    157,500   Nokia OYJ (ADR).............     2,620,800
    137,453   Qualcomm, Inc. .............     4,537,324
     42,158   Qwest Communications
              International*..............       156,406
     78,854   SBC Communications, Inc. ...     1,872,783
      3,500   Scientific-Atlanta, Inc. ...       116,445
     35,050   Sprint Corp.-FON Group......       879,405
     11,100   Tellabs, Inc.*..............        96,570
    144,270   Verizon Communications,
              Inc. .......................     4,984,528
                                            ------------
                                              49,547,336
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2005 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
TRANSPORTATION -- 0.8%
      8,812   Burlington Northern Santa Fe
              Corp. ......................  $    414,869
     19,200   Canadian National Railway
              Co. ........................     1,106,880
     31,200   CNF, Inc. ..................     1,400,880
      5,000   CSX Corp. ..................       213,300
      7,200   FedEx Corp. ................       583,272
      9,800   Norfolk Southern Corp. .....       303,408
      1,600   Ryder System, Inc. .........        58,560
      6,400   Union Pacific Corp. ........       414,720
     26,687   United Parcel Service, Inc.
              Class B.....................     1,845,673
                                            ------------
                                               6,341,562
                                            ------------
UTILITIES-ELECTRIC -- 3.1%
     15,100   AES Corp.*..................       247,338
      4,000   Allegheny Energy, Inc.*.....       100,880
      5,000   Ameren Corp. ...............       276,500
      9,000   American Electric Power Co.,
              Inc. .......................       331,830
     11,400   Calpine Corp.*..............        38,760
      7,200   Centerpoint Energy, Inc. ...        95,112
      4,900   Cinergy Corp. ..............       219,618
      4,800   CMS Energy Corp.*...........        72,288
      5,600   Consolidated Edison,
              Inc. .......................       262,304
     16,600   Constellation Energy Group,
              Inc. .......................       957,654
      8,100   Dominion Resources, Inc. ...       594,459
      4,063   DTE Energy Co. .............       190,027
     22,210   Duke Energy Corp. ..........       660,303
      7,600   Edison International........       308,180
     37,400   Entergy Corp. ..............     2,825,570
    111,474   Exelon Corp. ...............     5,721,960
      7,693   FirstEnergy Corp. ..........       370,110
      9,500   FPL Group, Inc. ............       399,570

Shares                                         Value
--------------------------------------------------------
     60,200   MDU Resources Group, Inc. ..  $  1,695,833
      6,384   NiSource, Inc. .............       157,876
     87,000   PG&E Corp. .................     3,265,980
      2,400   Pinnacle West Capital
              Corp. ......................       106,680
      4,655   PPL Corp. ..................       276,414
      5,719   Progress Energy, Inc. ......       258,728
      5,700   Public Service Enterprise
              Group, Inc. ................       346,674
     49,000   Reliant Energy, Inc.*.......       606,620
     17,800   Southern Co. ...............       617,126
      4,800   TECO Energy, Inc. ..........        90,768
     45,666   TXU Corp. ..................     3,794,388
      9,360   Xcel Energy, Inc. ..........       182,707
                                            ------------
                                              25,072,257
                                            ------------
UTILITIES-GAS -- 0.1%
      4,200   KeySpan Corp. ..............       170,940
      1,000   Nicor, Inc. ................        41,170
        900   Peoples Energy Corp. .......        39,114
      5,500   Sempra Energy...............       227,205
                                            ------------
                                                 478,429
                                            ------------
TOTAL COMMON STOCKS
  (Cost $706,643,358).....................   780,302,690
                                            ------------
DEPOSITORY RECEIPTS -- 0.6%
TELECOMMUNICATIONS -- 0.6%
    269,500   Deutsche Telekom AG (ADR)...     4,964,190
                                            ------------
TOTAL DEPOSITORY RECEIPTS
  (Cost $5,174,030).......................     4,964,190
                                            ------------
MUTUAL FUND -- 0.3%
EXCHANGE TRADED FUND -- 0.3%
     55,000   iShares Russell 1000 Growth
              Index Fund..................     2,640,000
                                            ------------
TOTAL MUTUAL FUND
  (Cost $2,676,850).......................     2,640,000
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.1%
GOVERNMENT & AGENCY SECURITIES -- 0.0%
$   243,000   United States Treasury Bills
              0.0%, 09/08/05(a)...........  $    241,603
                                            ------------
MUTUAL FUND -- 1.1%
  8,942,615   Goldman Sachs Prime
              Obligations Fund
              3.048%(b)...................     8,942,616
                                            ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $9,184,246).......................     9,184,219
                                            ------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $723,678,484).....................   797,091,099
                                            ------------
Assets in excess of other                      2,822,967
liabilities -- 0.4%.......................
                                            ------------
TOTAL NET ASSETS -- 100.0%................  $799,914,066
                                            ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:
*   -- Non-income producing security
(a) -- All or a portion of these securities have been pledged to cover collateral requirements for open futures.
(b) -- Rate quoted represents the seven day yield of the Fund.
SECURITY ABBREVIATIONS:
ADR -- American Depository Receipt
REIT -- Real Estate Investment Trust

FUTURES CONTRACTS:

  Number of                                   Underlying                    Expiration    Notional     Notional      Unrealized
  Contracts    Face Value                     Securities                       Date         Cost        Value      (Depreciation)
-------------  ----------   ----------------------------------------------  ----------   ----------   ----------   --------------
Long Position
-------------
     15          3,750      S&P 500 Index                                    Sep-2005    $4,522,948   $4,483,125      $(39,823)
     58          2,900      S&P Mini 500 Index                               Sep-2005     3,502,100    3,466,950       (35,150)
                                                                                                                      --------
                                                                                                                      $(39,823)
                                                                                                                      ========

    The accompanying notes are an integral part of the financial statements.

LARGE COMPANY STOCK FUND                         As of June 30, 2005 (Unaudited)

PORTFOLIO SECTOR INFORMATION

Reflected as a percentage of total long-term investments

[BAR CHART]

Consumer, Non-cyclical                                                           22.7
Financial                                                                        21.4
Communications                                                                     13
Technology                                                                       10.9
Energy                                                                            9.6
Industrial                                                                        8.7
Consumer, Cyclical                                                                8.1
Utilities                                                                         3.2
Basic Materials                                                                   2.1
Mutual Fund                                                                       0.3

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited)

Principal
Amount                                          Value
----------------------------------------------------------
FOREIGN OBLIGATIONS -- 5.2%
CORPORATE DEBT -- 4.0%
$    125,000   Abitibi-Consolidated, Inc.
               Yankee-Dollar
               8.850%, 08/01/30...........  $      119,687
      50,000   ABN Amro Bank NV
               4.650%, 06/04/18...........          49,293
      40,000   ACE Ltd. Yankee-Dollar
               6.000%, 04/01/07...........          41,106
      50,000   Aegon NV
               4.750%, 06/01/13...........          50,235
      30,000   Alberta Energy Co. Ltd.
               Yankee-Dollar
               7.375%, 11/01/31...........          37,776
               Alcan, Inc.
      25,000   4.875%, 09/15/12...........          25,203
      50,000   5.750%, 06/01/35...........          50,860
      40,000   Alcan, Inc. Yankee-Dollar
               4.500%, 05/15/13...........          39,317
               America Movil SA de CV
      10,000   4.125%, 03/01/09...........           9,792
     100,000   5.500%, 03/01/14...........          99,992
      50,000   6.375%, 03/01/35...........          48,792
     100,000   Anadarko Finance Co.
               7.500%, 05/01/31...........         126,250
      25,000   Apache Finance Canada Corp.
               Yankee-Dollar
               7.750%, 12/15/29...........          34,371
     100,000   Aramark Services, Inc.
               7.000%, 05/01/07...........         104,371
     100,000   Asian Development Bank
               4.250%, 10/20/14...........         101,050
      25,000   Aspen Insurance Holdings
               Ltd.
               6.000%, 08/15/14...........          25,878
     100,000   Axa
               8.600%, 12/15/30...........         136,178
      25,000   Banco Bradesco SA
               8.750%, 10/24/13#..........          27,687

Principal
Amount                                          Value
----------------------------------------------------------
$  1,000,000   Banco Mercantil del Norte
               SA
               5.875%, 02/17/14(a)(b).....  $    1,016,250
      70,000   Bank of Tokyo-Mitsubishi
               Ltd.
               8.400%, 04/15/10...........          81,534
     150,000   BHP Billiton Finance USA
               Ltd.
               4.800%, 04/15/13...........         152,226
      10,000   BP Canada Finance Co.
               3.375%, 10/31/07#..........           9,870
               BP Capital Markets PLC
      50,000   2.625%, 03/15/07...........          49,054
     520,000   2.750%, 12/29/06...........         511,686
               Brascan Corp. Yankee-Dollar
      50,000   7.125%, 06/15/12...........          56,246
     100,000   7.375%, 03/01/33...........         120,466
      20,000   British Sky Broadcasting
               7.300%, 10/15/06...........          20,774
   1,350,000   Burlington Resources
               Finance Co.
               5.600%, 12/01/06...........       1,371,044
     100,000   Burlington Resources
               Finance Co. Yankee-Dollar
               7.400%, 12/01/31...........         126,292
      75,000   Canada Mortgage & Housing
               Corp.
               3.875%, 04/01/10...........          74,749
      25,000   Canadian National Railway
               Co. Yankee Dollar
               4.250%, 08/01/09...........          24,979
               Canadian Natural Resources
               Ltd.
      25,000   4.900%, 12/01/14...........          25,104
      50,000   5.850%, 02/01/35...........          51,801
      25,000   Canadian Pacific Ltd.
               9.450%, 08/01/21...........          36,761
     131,473   CanWest Media, Inc.
               8.000%, 09/15/12...........         138,375

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$    100,000   ChevronTexaco Capital Co.
               3.375%, 02/15/08...........  $       98,226
      25,000   China Development Bank
               4.750%, 10/08/14#..........          25,233
      25,000   Coca Cola HBC Finance BV
               5.500%, 09/17/15...........          26,708
     130,000   Codelco, Inc.
               4.750%, 10/15/14(a)........         128,513
               Conoco Funding Co.
      50,000   5.450%, 10/15/06...........          50,902
     190,000   6.350%, 10/15/11...........         210,386
      65,000   7.250%, 10/15/31...........          85,327
   1,750,000   Corporacion Andina de
               Fomento
               6.875%, 03/15/12#..........       1,959,398
     899,794   Crusade Global Trust
               3.350%, 01/17/34(b)........         901,384
               Deutsche Telekom
               International Finance BV
     150,000   5.250%, 07/22/13...........         155,734
     150,000   9.250%, 06/01/32...........         223,958
     100,000   Development Bank of Japan
               4.250%, 06/09/15...........          99,325
               Diageo Capital PLC
      50,000   3.375%, 03/20/08...........          49,051
      60,000   3.500%, 11/19/07...........          59,189
      50,000   4.375%, 05/03/10...........          50,260
               Diageo Finance BV
      50,000   3.000%, 12/15/06...........          49,084
      15,000   3.875%, 04/01/11...........          14,671
      30,000   Eksportfinans A/S
               4.375%, 07/15/09...........          30,275
               EnCana Corp. Yankee Dollar
      20,000   4.600%, 08/15/09...........          20,169
      50,000   4.750%, 10/15/13...........          49,848
      30,000   6.500%, 08/15/34...........          34,429

Principal
Amount                                          Value
----------------------------------------------------------
$     50,000   EnCana Holdings Finance
               Corp. Yankee-Dollar
               5.800%, 05/01/14...........  $       53,654
      25,000   Endurance Specialty
               Holdings Ltd.
               7.000%, 07/15/34...........          27,968
               European Investment Bank
      50,000   2.700%, 04/20/07...........          49,010
      90,000   3.000%, 08/15/06...........          89,413
     300,000   3.500%, 03/14/08...........         297,421
     100,000   4.000%, 03/03/10...........         100,452
     500,000   4.625%, 03/01/07...........         506,444
     250,000   4.875%, 09/06/06...........         253,243
      15,000   Everest Reinsurance
               Holdings, Inc.
               5.400%, 10/15/14...........          15,406
               Export-Import Bank Of Korea
      50,000   4.625%, 03/16/10...........          50,297
      50,000   5.125%, 03/16/15#..........          51,190
               Falconbridge Ltd. Yankee-
               Dollar
      20,000   5.375%, 06/01/15...........          20,016
      20,000   7.350%, 06/05/12...........          22,477
     300,000   France Telecom SA
               7.750%, 03/01/11...........         348,142
      50,000   GlaxoSmithKline Capital,
               Inc.
               2.375%, 04/16/07...........          48,648
     250,000   HSBC Bank PLC Yankee-
               Dollar
               6.950%, 03/15/11...........         287,046
     200,000   HSBC Capital Funding LP
               4.610%, 12/01/49...........         195,176
      50,000   HSBC Holdings PLC
               5.250%, 12/12/12...........          52,036
               Hydro-Quebec
     500,000   6.300%, 05/11/11...........         552,487
     100,000   8.050%, 07/07/24...........         141,810

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$     10,000   Inco Ltd. Yankee-Dollar
               7.750%, 05/15/12...........  $       11,646
      75,000   Instituto de Credito
               Oficial
               4.625%, 11/29/06...........          75,537
      50,000   Intelsat Bermuda Ltd.
               8.695%, 01/15/12(a)(b).....          50,875
               Inter-American Development
               Bank
      50,000   4.375%, 09/20/12...........          51,065
     600,000   7.375%, 01/15/10...........         686,224
               International Bank for
               Reconstruction &
               Development
     200,000   4.375%, 09/28/06...........         201,529
      50,000   4.750%, 02/15/35...........          51,533
      50,000   International Lease Finance
               Corp.
               3.750%, 06/30/09...........          49,762
      98,000   Jafra Cosmetics, Inc.
               10.750%, 05/15/11..........         109,760
     100,000   Japan Finance Corp. for
               Municipal Enterprises
               4.625%, 04/21/15...........         101,736
      75,000   Jean Coutu Group, Inc.
               8.500%, 08/01/14#..........          74,062
     100,000   Kerzner International Ltd.
               8.875%, 08/15/11...........         107,000
               KFW -- Bankengruppe
     160,000   3.250%,
               07/16/07-09/21/07..........         157,876
     300,000   3.500%, 03/14/08...........         296,882
      50,000   3.750%, 01/24/08...........          49,921
      50,000   3.875%, 06/30/09...........          49,991
               Korea Development Bank
      75,000   4.250%, 11/13/07...........          74,955
     100,000   4.750%, 07/20/09...........         101,310
      75,000   5.500%, 11/13/12#..........          78,860
      50,000   5.750%, 09/10/13#..........          53,513
     550,000   Korea Electric Power Corp.
               4.250%, 09/12/07(a)........         549,347

Principal
Amount                                          Value
----------------------------------------------------------
$     35,000   Kowloon Canton Railway
               Corp.
               8.000%, 03/15/10...........  $       40,588
               Landwirtschaftliche
               Rentenbank
     150,000   3.625%, 10/20/09...........         147,611
     100,000   4.125%, 07/15/08...........         100,386
      75,000   Luscar Coal Ltd.
               9.750%, 10/15/11...........          82,500
     100,000   Methanex Corp.
               8.750%, 08/15/12...........         114,375
      50,000   MTR Corp.
               7.500%, 02/04/09...........          55,422
               Nexen, Inc. Yankee-Dollar
      50,000   5.050%, 11/20/13...........          50,703
      50,000   5.875%, 03/10/35...........          50,816
      50,000   Noranda, Inc.
               5.500%, 06/15/17...........          49,894
     100,000   Nordic Investment Bank
               3.875%, 06/15/10...........          99,700
      75,000   Norske Skog Canada Ltd.
               8.625%, 06/15/11...........          77,344
      75,000   Nortel Networks Ltd.
               6.125%, 02/15/06...........          75,469
     150,000   Novelis, Inc.
               7.250%, 02/15/15(a)........         150,562
               Oesterreichische
               Kontrollbank AG
      50,000   4.500%, 03/09/15#..........          51,324
      50,000   5.125%, 03/20/07...........          51,117
     200,000   Oil Insurance Ltd.
               5.150%, 08/15/33(a)(b).....         201,598
     125,000   OMI Corp.
               7.625%, 12/01/13...........         124,531
               Petro-Canada Yankee-Dollar
      25,000   4.000%, 07/15/13...........          23,658
      50,000   5.350%, 07/15/33...........          47,976

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
               Petrobras International
               Finance Co.
$     25,000   9.125%, 02/01/07...........  $       26,813
      25,000   9.750%, 07/06/11...........          29,625
     230,000   Petronas Capital Ltd.
               7.875%, 05/22/22(a)........         293,731
     390,000   Petrozuata Finance, Inc.
               8.220%, 04/01/17(a)........         365,625
      20,000   Potash Corp. of
               Saskatchewan Yankee-Dollar
               7.125%, 06/15/07...........          21,035
   1,160,000   Precision Drilling Corp.
               Yankee-Dollar
               5.625%, 06/01/14...........       1,199,391
   2,125,000   Province of Quebec
               4.600%, 05/26/15...........       2,149,505
   1,825,000   Region of Lombardy
               5.804%, 10/25/32...........       2,081,069
               Rhodia SA
     175,000   7.625%, 06/01/10...........         169,750
      25,000   8.875%, 06/01/11#..........          24,063
               Rio Tinto Finance USA Ltd.
      25,000   2.625%, 09/30/08#..........          23,807
      30,000   Royal Bank of Canada
               3.875%, 05/04/09...........          29,823
               Royal Bank of Scotland
               Group PLC
      25,000   5.000%, 11/12/13...........          25,811
      75,000   5.000%, 10/01/14#..........          77,330
      10,000   Royal Bank of Scotland
               Group PLC Yankee-Dollar
               4.700%, 07/03/18...........           9,894
               Royal KPN NV
     100,000   8.000%, 10/01/10...........         115,792
     100,000   8.375%, 10/01/30...........         136,073
     100,000   Santander Central Hispano
               Issuances
               7.625%, 09/14/10...........         115,274

Principal
Amount                                          Value
----------------------------------------------------------
               Scottish Power PLC
$     50,000   4.910%, 03/15/10...........  $       50,724
      25,000   5.810%, 03/15/25...........          25,804
     125,000   Seagate Technology Holdings
               8.000%, 05/15/09...........         132,969
   1,480,000   Standard Chartered Bank
               8.000%, 05/30/31(a)........       2,018,387
      20,000   Stora Enso Oyj
               7.375%, 05/15/11...........          22,632
      50,000   Sumitomo Mitsui Banking
               Corp.
               8.000%, 06/15/12...........          59,911
      25,000   Suncor Energy, Inc. Yankee-
               Dollar
               7.150%, 02/01/32...........          31,767
     100,000   Swedish Export Credit Corp.
               3.500%, 01/15/08...........          98,956
               Telecom Italia Capital
   1,300,000   4.000%, 01/15/10(a)........       1,263,175
     170,000   4.950%, 09/30/14(a)........         168,325
     285,000   5.250%, 11/15/13...........         289,333
      50,000   6.000%, 09/30/34(a)........          51,046
      50,000   6.375%, 11/15/33...........          53,615
     200,000   Telefonica Europe BV
               7.750%, 09/15/10...........         230,757
               Telefonos de Mexico SA
      50,000   4.750%, 01/27/10(a)........          49,958
     100,000   5.500%, 01/27/15(a)........          99,264
               Telus Corp. Yankee-Dollar
      50,000   7.500%, 06/01/07...........          52,895
     100,000   8.000%, 06/01/11...........         116,950
      20,000   Trans-Canada Pipelines Ltd.
               Yankee-Dollar
               5.600%, 03/31/34...........          21,281
     150,000   TransCanada Pipelines Ltd.
               4.875%, 01/15/15...........         152,641
     200,000   Transocean, Inc.
               6.625%, 04/15/11...........         224,636

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$    230,000   Tyco International Group SA
               6.000%, 11/15/13...........  $      250,124
               Tyco International Group SA
               Yankee-Dollar
      25,000   6.125%, 01/15/09...........          26,451
   2,020,000   6.375%,
               02/15/06-10/15/11..........       2,155,728
      70,000   6.750%, 02/15/11...........          77,707
   1,200,000   6.875%, 01/15/29...........       1,432,364
     360,000   7.000%, 06/15/28...........         434,157
      30,000   UFJ Finance Aruba AEC
               6.750%, 07/15/13...........          33,456
               United Utilities PLC
               Yankee-Dollar
   2,075,000   4.550%, 06/19/18...........       1,950,091
      50,000   5.375%, 02/01/19...........          50,628
     200,000   Vodafone Group PLC
               7.750%, 02/15/10...........         228,357
     100,000   Weatherford International,
               Inc.
               4.950%, 10/15/13...........         101,690
      15,000   WMC Financial USA Ltd.
               5.125%, 05/15/13...........          15,480
               XL Capital Europe PLC
      50,000   5.250%, 09/15/14...........          50,717
      50,000   6.375%, 11/15/24...........          54,415
     100,000   6.500%, 01/15/12...........         108,684
               Yell Finance BV
     200,000   4.125%, 10/15/14...........         199,563
     200,000   13.500%, 08/01/11#(c)......         200,500
                                            --------------
                                                36,537,962
                                            --------------
            GOVERNMENT OBLIGATIONS -- 1.2%
      25,000   Banque Centrale de Tunisie
               7.375%, 04/25/12...........          28,750
      50,000   Hellenic Republic
               Government Bond
               6.950%, 03/04/08...........          53,635
     300,000   Korea Deposit Insurance
               2.500%, 12/11/05...........         330,375

Principal
Amount                                          Value
----------------------------------------------------------
$    250,000   Malaysia
               7.500%, 07/15/11...........  $      291,313
               Province of British
               Columbia
      50,000   4.300%, 05/30/13...........          50,620
      50,000   4.625%, 10/03/06...........          50,557
               Province of Manitoba
     500,000   4.250%, 11/20/06...........         502,835
      50,000   4.450%, 04/12/10...........          50,700
      20,000   Province of Nova Scotia
               5.750%, 02/27/12...........          21,787
               Province of Ontario
     100,000   3.125%, 05/02/08...........          97,712
      15,000   3.500%, 09/17/07#..........          14,862
      50,000   3.625%, 10/21/09...........          49,223
     100,000   4.500%, 02/03/15#..........         101,600
               Province of Quebec
      50,000   4.875%, 05/05/14...........          51,705
      50,000   7.500%, 09/15/29...........          69,653
     200,000   Province of Quebec Yankee-
               Dollar
               7.125%, 02/09/24...........         260,883
               Republic of Chile
      50,000   5.500%, 01/15/13...........          53,180
      20,000   7.125%, 01/11/12...........          22,992
      50,000   Republic of Hungary
               4.750%, 02/03/15#..........          50,869
               Republic of Italy
     250,000   2.750%, 12/15/06...........         246,076
     100,000   3.250%, 05/15/09...........          97,612
      50,000   3.750%, 12/14/07#..........          49,799
     500,000   4.000%, 06/16/08...........         501,120
     100,000   4.375%, 10/25/06...........         100,667
     250,000   4.375%, 06/15/13#..........         254,377
     200,000   6.875%, 09/27/23...........         252,586
               Republic of Korea
      30,000   4.250%, 06/01/13...........          29,321
      50,000   4.875%, 09/22/14#..........          50,779
     100,000   8.875%, 04/15/08...........         112,548

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
               Republic of Poland
$     50,000   5.250%, 01/15/14...........  $       52,725
      25,000   6.250%, 07/03/12...........          27,725
   2,090,000   Russian Federation
               5.000%, 03/31/30...........       2,333,276
               South African Republic
      35,000   6.500%, 06/02/14...........          39,069
     100,000   7.375%, 04/25/12...........         115,000
               State of Israel
     100,000   4.625%, 06/15/13#..........          98,957
     250,000   5.500%,
               12/04/23-04/26/24..........         280,141
               United Mexican States
     300,000   4.625%, 10/08/08...........         301,950
     200,000   6.375%, 01/16/13...........         214,700
      30,000   6.625%, 03/03/15#..........          33,015
      75,000   6.750%, 09/27/34...........          79,500
   2,206,000   7.500%, 04/08/33...........       2,531,385
      50,000   8.000%, 09/24/22#..........          61,250
      75,000   8.125%, 12/30/19...........          92,062
     540,000   8.300%, 08/15/31...........         672,300
     595,000   8.375%, 01/14/11...........         692,580
      75,000   11.375%, 09/15/16#.........         111,375
      20,000   11.500%, 05/15/26..........          32,100
                                            --------------
                                                11,617,246
                                            --------------
TOTAL FOREIGN OBLIGATIONS
  (Cost $44,993,984)......................      48,155,208
                                            --------------
U.S. CORPORATE OBLIGATIONS -- 31.4%
ASSET BACKED & MORTGAGE BACKED -- 9.1%
   4,013,583   AAA Trust 2005-2 A1
               3.414%,
               11/26/35(a)(b)(d)..........       4,013,262
               African Development Bank
     100,000   3.250%, 08/01/08...........          98,613
      25,000   3.750%, 01/15/10#..........          24,785
     200,000   AmeriCredit Automobile
               Receivables Trust
               3.430%, 07/06/11...........         195,587

Principal
Amount                                          Value
----------------------------------------------------------
$     47,413   Amortizing Residential
               Collateral Trust
               3.594%, 01/01/32(b)(d).....  $       47,495
   2,700,000   ARG Funding Corp. 2005-1A
               A3
               4.290%, 04/20/10(a)........       2,698,312
     500,000   Banc of America Commercial
               Mortgage, Inc.
               5.061%, 03/11/41...........         518,132
   2,100,000   Banc of America Commercial
               Mortgage, Inc. 2005-3 A4
               4.668%, 07/10/43...........       2,110,601
   1,600,000   Bay View Auto Trust
               3.440%, 04/25/12...........       1,576,904
   1,100,000   Bear Stearns Adjustable
               Rate Mortgage Trust
               3.515%, 06/25/34(b)........       1,077,482
     816,462   Bear Stearns Asset Backed
               Securities, Inc.
               3.764%, 10/27/32(b)........         820,684
     500,000   Bear Stearns Commercial
               Mortgage Securities
               6.460%, 10/15/36...........         556,138
     500,000   Bear Stearns Commercial
               Mortgage Securities 2004-
               T14 A3
               4.800%, 01/12/41...........         509,747
     500,000   Bear Stearns Commercial
               Mortgage Securities 2005-
               PWR7 AAB
               4.980%, 02/11/41...........         515,248
     173,401   Capital Auto Receivables
               Asset Trust
               2.920%, 04/15/08...........         172,391
     100,000   Capital One Multi Asset
               Execution Trust
               2.950%, 08/17/09...........          98,762
      66,771   CDC Mortgage Capital Trust
               3.644%, 08/25/33(b)........          66,793

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$  3,800,000   Centex Home Equity
               3.235%, 02/25/32(c)........  $    3,739,720
     140,611   Chase Commercial Mortgage
               Securities Corp.
               6.600%, 12/19/29...........         146,916
   1,081,986   CIGNA CBO 1996-1 Ltd.
               6.460%,
               11/15/08(a)(c)(d)..........       1,112,736
   1,900,000   CIT Home Equity Loan Trust
               2003-1A4
               3.930%, 03/20/32(c)........       1,881,341
               Citibank Credit Card
               Issuance Trust
     100,000   2.900%, 05/17/10...........          96,953
     500,000   4.900%, 12/12/16...........         518,400
     180,000   4.950%, 02/09/09...........         182,734
     150,000   5.650%, 06/16/08...........         152,394
     150,000   Comed Transitional Funding
               Trust
               5.740%, 12/25/10...........         156,720
     732,648   Commercial Mortgage
               Acceptance Corp.
               6.735%, 12/15/30...........         767,336
     778,428   Commercial Mortgage Lease
               Backed Certificates
               6.746%, 06/20/31(a)........         866,917
     197,780   Conseco Finance
               5.270%, 07/15/29(b)........         197,889
       2,459   Conseco Finance
               Securitizations Corp.
               5.160%, 05/01/33...........           2,459
               Countrywide Asset-Backed
               Certificates
      91,569   3.560%, 07/25/31(b)........          91,564
      95,228   3.640%, 04/25/32(b)........          95,313
     164,534   4.000%, 12/25/32(a)(b).....         164,525
     100,000   Countrywide Asset-Backed
               Certificates 2005-7 AF4
               4.867%, 11/25/35(b)........          99,998

Principal
Amount                                          Value
----------------------------------------------------------
$  1,684,901   Countrywide Home Loan
               Mortgage Pass Through Trust
               4.921%, 02/25/34(b)........  $    1,699,966
               Countrywide Home Loans,
               Inc.
   2,721,279   3.600%, 04/25/35(b)(d).....       2,725,007
   2,814,958   3.610%, 05/25/35(b)(d).....       2,818,223
   1,400,000   Crimmi Mae Commercial
               Mortgage Trust
               7.000%, 06/02/33(a)........       1,465,986
               CS First Boston Mortgage
               Securities Corp. ..........
      74,022   4.210%,
               08/25/32(a)(b)(d)..........          74,013
     500,000   4.609%, 02/15/38...........         505,805
   2,500,000   4.889%, 11/15/37(b)........       2,543,909
   1,550,000   E-Trade RV and Marine Trust
               3.620%, 10/08/18...........       1,531,078
     131,127   EMC Mortgage Loan Trust
               3.784%, 05/25/39(a)(b).....         131,884
     543,042   EQCC Trust
               3.610%, 11/25/31(b)........         543,947
     750,000   Ford Credit Auto Owner
               Trust 2005-B A4
               4.380%, 01/15/10...........         755,507
               GE Capital Commercial
               Mortgage Corp.
     500,000   5.994%, 12/10/35(b)........         530,674
     350,000   6.531%, 05/15/33...........         386,996
               GMAC Commercial Mortgage
               Securities, Inc.
   1,000,000   4.865%, 09/25/34(b)........       1,004,243
      70,000   5.389%, 10/15/38...........          72,830
   1,608,174   6.700%,
               05/15/30-04/15/34..........       1,718,147
     147,717   Green Tree Financial Corp.
               8.100%, 07/15/26...........          25,215

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$    200,000   Greenwich Capital
               Commercial Funding Corp.
               4.948%, 01/11/35...........  $      206,224
     131,449   HFC Home Equity Loan Asset
               Backed Certificates
               3.710%, 07/20/32(b)........         131,637
     400,000   Honda Auto Receivables
               2003-4 A4
               2.790%, 03/16/09...........         392,853
     408,866   Indy Mac Home Equity Loan
               Asset-Backed Trust
               3.570%, 03/25/31(b)........         408,740
      48,612   Irwin Home Equity
               3.810%, 02/25/28(b)........          48,646
   2,700,000   Irwin Home Equity 2005-1
               2A2
               4.720%, 06/25/35(c)........       2,699,887
   2,500,000   JP Morgan Chase & Co.
               4.625%, 03/15/46...........       2,531,934
   2,500,000   LB-UBS Commercial Mortgage
               Trust
               4.858%, 12/15/39(b)........       2,539,818
     590,000   MBNA Master Credit Card
               Trust 2000-L A
               6.500%, 04/15/10...........         625,223
   2,000,000   Merit Securities Corp.
               4.820%, 09/28/32(a) (b)....       1,981,106
   2,367,996   Merrill Lynch Mortgage
               Investors, Inc.
               4.510%, 02/25/35(b)........       2,360,216
     400,000   Merrill Lynch Mortgage
               Trust
               5.236%, 11/12/35...........         418,710
     551,725   Mesa Trust Asset Backed
               Certificates
               3.710%, 12/25/31(a) (b)
               (d)........................         551,626
   1,000,000   Metris Master Trust
               4.340%, 11/20/09(b)........       1,002,364

Principal
Amount                                          Value
----------------------------------------------------------
$  2,141,929   Morgan Stanley Capital I,
               Inc.
               4.030%, 06/15/38...........  $    2,131,419
     404,920   Morgan Stanley Dean Witter
               Capital Corp. Heloc Trust
               2005-1 A
               3.500%, 07/25/17(b)........         404,943
               Morgan Stanley Dean Witter
               Capital I
     150,000   4.050%, 01/13/41...........         148,521
     144,228   5.160%, 12/15/35...........         146,528
     784,049   Nationslink Funding Corp.
               6.867%, 01/22/26...........         846,309
               Nomura Asset Securities
               Corp.
   2,220,000   6.590%, 03/15/30...........       2,356,260
   1,020,000   7.120%, 04/13/39...........       1,042,377
   1,000,000   Nordstrom Private Label
               Credit Card Master Note
               Trust
               4.820%, 04/15/10(a)........       1,010,141
               Oakwood Mortgage Investors,
               Inc.
   4,020,000   6.000%, 05/15/08(d)........         494,983
   1,658,813   6.000%, 08/15/10...........         298,586
     350,000   PNC Mortgage Acceptance
               Corp.
               6.360%, 03/12/34...........         383,451
     885,044   Provident Bank Home Equity
               Loan Trust
               3.580%, 08/25/31(b)........         886,443
     986,370   Provident Funding Mortgage
               Loan Trust
               3.799%, 08/25/33(b)........         978,378
               Residential Asset Mortgage
               Products, Inc.
     291,194   3.090%, 03/25/33(c) (d)....         291,657
     251,437   3.097%, 10/25/32(d)........         253,690

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
               Residential Asset
               Securities Corp.
$    504,961   3.610%, 04/25/33(b)........  $      505,955
     106,492   6.320%, 04/25/30...........         106,666
      24,561   Sail Net Interest Margin
               Notes
               7.750%, 04/27/33(a)........          24,594
   3,500,000   Susquehanna Auto Lease
               Trust 2005-1 A3
               4.430%, 06/16/08(a)........       3,526,250
     415,654   UCFC Home Equity Loan
               6.905%, 04/15/30...........         422,802
   1,463,626   Wachovia Asset
               Securitization, Inc.
               3.680%, 09/27/32(b)........       1,465,797
     150,000   Wachovia Bank Commercial
               Mortgage Trust
               4.748%, 02/15/41...........         152,053
   1,985,372   Washington Mutual, Inc.
               2005-AR6 2A1A
               3.355%, 04/25/45(b) (d)....       1,985,471
   2,500,000   Wells Fargo Mortgage Backed
               Securities Trust 2004-N A2
               3.599%, 08/25/34(b)........       2,489,808
   1,254,780   Wells Fargo Mortgage Backed
               Securities Trust 2005-AR4
               2A2
               4.540%, 04/25/35(b)........       1,248,958
     150,000   WFS Financial Owner Trust
               2.740%, 09/20/10...........         148,464
                                            --------------
                                                83,557,769
                                            --------------
CORPORATE BONDS & NOTES -- 22.3%
     125,000   aaiPharma, Inc.
               11.000%, 04/01/10#(e)......          65,625
     100,000   Abbey National Capital
               Trust I
               8.963%, 12/29/49(b)........         145,848

Principal
Amount                                          Value
----------------------------------------------------------
               Abbott Laboratories
$     10,000   3.500%, 02/17/09#..........  $        9,802
     100,000   3.750%, 03/15/11...........          97,500
     100,000   ABN Amro Bank NV
               7.550%, 06/28/06...........         103,324
      25,000   Ace INA Holdings, Inc.
               5.875%, 06/15/14...........          26,199
     275,000   Aes Corp.
               9.375%, 09/15/10...........         311,437
      20,000   AGL Capital Corp.
               6.000%, 10/01/34...........          21,292
      69,885   Ahold Lease USA, Inc.
               7.820%, 01/02/20(c)........          75,476
      50,000   AK Steel Corp.
               7.875%, 02/15/09#..........          45,500
               Alabama Power Co.
      25,000   3.125%, 05/01/08...........          24,338
      25,000   3.500%, 11/15/07...........          24,657
               Alamosa Delaware, Inc.
      38,000   11.000%, 07/31/10..........          42,608
      84,000   12.000%, 07/31/09(c).......          92,610
               Albertson's, Inc.
     100,000   7.500%, 02/15/11...........         112,633
      20,000   8.000%, 05/01/31...........          24,247
     450,000   Alcoa, Inc.
               7.375%, 08/01/10...........         511,894
      75,000   Aleris International, Inc.
               9.000%, 11/15/14...........          77,625
     125,000   Allegheny Energy Super
               Statutory Trust 2001
               10.250%, 11/15/07(a).......         137,500
     125,000   Alliant Techsystems, Inc.
               8.500%, 05/15/11...........         133,437
     100,000   Allied Security Escrow
               Corp.
               11.375%, 07/15/11..........          97,500
               Allied Waste NA, Inc.
      50,000   7.250%, 03/15/15(a)........          48,375
      75,000   7.375%, 04/15/14...........          69,375

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$     75,000   8.500%, 12/01/08...........  $       78,656
      83,000   9.250%, 09/01/12...........          89,640
               Allstate Corp.
      50,000   5.000%, 08/15/14#..........          51,397
      75,000   5.350%, 06/01/33...........          75,456
     100,000   5.375%, 12/01/06...........         101,851
      50,000   Allstate Life Global
               Funding
               3.500%, 07/30/07...........          49,409
      30,000   Allstate Life Global
               Funding Trust I
               4.500%, 05/29/09#..........          30,335
               ALLTEL Corp.
      35,000   7.000%, 07/01/12...........          39,916
      50,000   7.875%, 07/01/32...........          66,001
               Altria Group, Inc.
      25,000   5.625%, 11/04/08...........          25,936
   1,090,000   7.000%, 07/15/05...........       1,090,839
      40,000   7.000%, 11/04/13#..........          44,764
      40,000   7.200%, 02/01/07...........          41,676
   1,010,000   Amerada Hess Corp.
               7.300%, 08/15/31#..........       1,218,634
      30,000   American Express Centurion
               Bank
               4.375%, 07/30/09...........          30,218
               American Express Co.
      20,000   3.750%, 11/20/07...........          19,841
      50,000   4.750%, 06/17/09...........          51,016
      60,000   5.500%, 09/12/06...........          60,929
     100,000   American Express Credit
               Corp.
               3.000%, 05/16/08...........          96,980
               American General Finance
               Corp.
     125,000   2.750%, 06/15/08...........         119,429
     100,000   3.875%, 10/01/09...........          97,670
      50,000   American Re Corp.
               7.450%, 12/15/26...........          58,217

Principal
Amount                                          Value
----------------------------------------------------------
$     27,000   American Tower Corp.
               9.375%, 02/01/09#..........  $       28,316
     115,000   American Tower Escrow Corp.
               0.0%, 08/01/08(f)..........          88,263
     100,000   Ameripath, Inc.
               10.500%, 04/01/13..........         101,250
     100,000   Amgen, Inc.
               4.850%, 11/18/14...........         102,723
               Amkor Technology, Inc.
      75,000   7.125%, 03/15/11#..........          64,875
     100,000   9.250%, 02/15/08#..........          96,000
      50,000   10.500%, 05/01/09#.........          43,125
      50,000   AmSouth Bank NA
               4.850%, 04/01/13...........          50,932
     125,000   Anchor Glass Container
               Corp.
               11.000%, 02/15/13#.........          97,500
     100,000   Anheuser-Busch Cos., Inc.
               9.000%, 12/01/09...........         118,884
      25,000   Anthem, Inc.
               6.800%, 08/01/12...........          28,210
               AOL Time Warner, Inc.
     200,000   6.750%, 04/15/11...........         221,637
   1,345,000   7.625%, 04/15/31...........       1,679,756
     710,000   7.700%, 05/01/32...........         898,166
      25,000   Apache Corp.
               6.250%, 04/15/12...........          27,915
     100,000   Appalachian Power Co.
               5.000%, 06/01/17...........          99,871
      50,000   Applica, Inc.
               10.000%, 07/31/08#.........          45,500
      18,182   Applied Extrusion
               Technologies, Inc.
               12.000%, 03/15/12#(a)......          18,145
      20,000   Arch Capital Group Ltd.
               7.350%, 05/01/34...........          22,572
     150,000   Archer-Daniels-Midland
               7.500%, 03/15/27...........         196,658

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$     50,000   Archstone-Smith Operating
               Trust REIT
               3.000%, 06/15/08#..........  $       48,060
               Arizona Public Service
      25,000   5.800%, 06/30/14...........          26,856
      50,000   6.500%, 03/01/12...........          55,557
     270,000   ASIF Global Financing
               4.900%, 01/17/13(a)........         273,981
     100,000   Associated Materials, Inc.
               11.250%, 03/01/14(c).......          63,500
   1,554,000   AT&T Broadband
               8.375%, 03/15/13...........       1,894,871
               AT&T Wireless Services,
               Inc.
     200,000   7.875%, 03/01/11...........         232,433
     950,000   8.750%, 03/01/31...........       1,331,556
      30,000   Atmos Energy Corp.
               5.125%, 01/15/13...........          30,394
               Autozone, Inc.
      50,000   5.500%, 11/15/15...........          49,607
      20,000   5.875%, 10/15/12...........          20,684
      50,000   AvalonBay Communities, Inc.
               REIT
               6.125%, 11/01/12...........          54,121
      20,000   Avon Products, Inc.
               4.200%, 07/15/18...........          18,848
               Bank of America Corp.
      50,000   3.375%, 02/17/09...........          48,730
      50,000   3.875%, 01/15/08...........          49,803
     550,000   4.750%,
               10/15/06-08/15/13..........         559,587
     100,000   5.125%, 11/15/14...........         104,510
     600,000   5.250%, 02/01/07...........         612,332
      25,000   5.375%, 06/15/14...........          26,564
     200,000   6.800%, 03/15/28...........         238,122
   2,250,000   7.400%, 01/15/11...........       2,575,078
      50,000   Bank of America Corp.
               Capital Trust VI
               5.625%, 03/08/35...........          51,425

Principal
Amount                                          Value
----------------------------------------------------------
$     50,000   Bank of New York Co., Inc.
               3.900%, 09/01/07...........  $       49,698
      10,000   5.200%, 07/01/07...........          10,190
     300,000   Bank One Corp.
               7.875%, 08/01/10...........         346,838
     100,000   Banque Paribas-NY
               6.875%, 03/01/09...........         108,710
      25,000   Barrick Gold Finance Co.
               4.875%, 11/15/14...........          24,970
               BB&T Corp.
      50,000   4.750%, 10/01/12...........          50,614
     100,000   5.250%, 11/01/19...........         103,946
     114,000   BCP Crystal US Holdings
               Corp.
               9.625%, 06/15/14...........         127,680
               Bear Stearns Cos., Inc.
      25,000   2.875%, 07/02/08...........          24,058
      75,000   4.500%, 10/28/10#..........          75,398
      10,000   4.650%, 07/02/18...........           9,705
     250,000   5.700%,
               01/15/07-11/15/14..........         258,190
               BellSouth Corp.
      50,000   4.200%, 09/15/09...........          49,823
     240,000   4.750%, 11/15/12...........         241,260
     200,000   5.000%, 10/15/06...........         202,736
      50,000   5.200%, 09/15/14...........          51,529
     150,000   6.000%, 11/15/34...........         159,508
      25,000   Bellsouth Corp.
               6.550%, 06/15/34...........          28,465
     200,000   Bellsouth
               Telecommunications
               6.375%, 06/01/28...........         222,091
               Berkshire Hathaway Finance
               Corp.
      50,000   3.375%, 10/15/08...........          48,644
     100,000   4.125%, 01/15/10(a)........          99,401
      75,000   5.100%, 07/15/14...........          77,234
     200,000   Berry Plastics Corp.
               10.750%, 07/15/12..........         218,250

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$     15,000   Black & Decker Corp.
               4.750%, 11/01/14...........  $       14,843
      50,000   Blount, Inc.
               8.875%, 08/01/12...........          53,500
      75,000   Blue Ridge Paper Products,
               Inc.
               9.500%, 12/15/08#..........          71,625
               Boeing Capital Corp.
      65,000   5.800%, 01/15/13...........          70,759
      70,000   6.500%, 02/15/12#..........          78,302
      25,000   Boise Cascade LLC
               7.125%, 10/15/14(a)........          24,563
      50,000   Borden US Finance Corp.
               9.000%, 07/15/14(a)........          50,875
   1,200,000   Boston Properties, Inc.
               REIT
               6.250%, 01/15/13...........       1,307,502
               Boston Scientific Corp.
      25,000   4.250%, 01/12/11...........          24,648
      25,000   5.125%, 01/12/17...........          25,424
      25,000   5.450%, 06/15/14...........          26,244
     100,000   Bottling Group LLC
               4.625%, 11/15/12...........         101,503
     125,000   Bowater, Inc.
               9.500%, 10/15/12...........         138,750
     150,000   Boyd Gaming Corp.
               6.750%, 04/15/14...........         153,750
     100,000   Brand Services, Inc.
               12.000%, 10/15/12..........         107,000
               Brandywine Operating
               Partnership LP REIT
      15,000   4.500%, 11/01/09...........          14,760
      15,000   5.400%, 11/01/14...........          15,078
     190,000   Bristol-Myers Squibb Co.
               5.750%, 10/01/11...........         203,279
     120,000   Brown-Forman Corp.
               3.000%, 03/15/08...........         116,309
               Buckeye Partners
      25,000   4.625%, 07/15/13...........          24,451
      15,000   5.300%, 10/15/14...........          15,274

Principal
Amount                                          Value
----------------------------------------------------------
               Buckeye Technologies, Inc.
$     25,000   8.000%, 10/15/10...........  $       24,000
      25,000   8.500%, 10/01/13...........          25,500
     100,000   9.250%, 09/15/08#..........         100,000
      15,000   Bunge Ltd Finance Corp.
               5.875%, 05/15/13...........          16,081
               Burlington Northern Santa
               Fe Corp.
      50,000   4.875%, 01/15/15...........          50,665
     100,000   7.000%, 12/15/25...........         122,634
     175,000   7.125%, 12/15/10...........         197,322
     175,000   Cablevision Systems Corp.
               7.890%, 04/01/09(b)........         175,437
     125,000   Cadmus Communications Corp.
               8.375%, 06/15/14...........         128,594
               Calpine Corp.
     125,000   7.875%, 04/01/08#..........          87,500
     175,000   8.500%, 07/15/10#(a).......         134,750
      40,000   8.750%, 07/15/13#(a).......          29,600
      75,000   Campbell Soup Co.
               5.000%, 12/03/12...........          77,385
               Capital One Bank
   1,350,000   4.875%, 05/15/08...........       1,370,145
      25,000   5.000%, 06/15/09...........          25,544
      10,000   5.125%, 02/15/14...........          10,118
      25,000   6.500%, 06/13/13...........          27,506
               Capital One Financial Corp.
      50,000   5.250%, 02/21/17...........          49,561
      25,000   6.250%, 11/15/13...........          27,083
               Cardinal Health, Inc.
      10,000   4.000%, 06/15/15...........           9,239
      50,000   6.750%, 02/15/11...........          55,063
     125,000   Carrols Corp.
               9.000%, 01/15/13#(a).......         126,562
      25,000   Case New Holland, Inc.
               9.250%, 08/01/11(a)........          26,250

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
               Caterpillar Financial
               Services Corp.
$    100,000   2.700%, 07/15/08...........  $       95,595
      50,000   3.100%, 05/15/07...........          49,144
      10,000   3.700%, 08/15/08...........           9,852
     100,000   4.300%, 06/01/10...........         100,131
     150,000   Caterpillar, Inc.
               6.950%, 05/01/42...........         195,570
     125,000   CBD Media Holdings LLC
               9.250%, 07/15/12#..........         126,562
     150,000   Cendant Corp.
               7.375%, 01/15/13...........         171,744
      50,000   Centerpoint Energy Houston
               5.750%, 01/15/14...........          53,493
     100,000   Centex Corp.
               5.125%, 10/01/13...........         100,025
      40,000   CenturyTel, Inc.
               7.875%, 08/15/12...........          45,691
      25,000   Cenveo Corp.
               7.875%, 12/01/13...........          23,750
               Charter Communications
               Holdings, LLC
      75,000   8.625%, 04/01/09...........          55,688
     730,000   11.750%, 01/15/10-
               01/15/12(c)................         525,925
      50,000   Charter One Bank FSB
               6.375%, 05/15/12...........          55,679
     225,000   Chesapeake Energy Corp.
               6.375%, 06/15/15(a)........         230,625
     100,000   ChevronTexaco Capital Co.
               3.500%, 09/17/07...........          99,031
      30,000   Cincinnati Financial Corp.
               6.125%, 11/01/34...........          32,945
      20,000   Cincinnati Gas & Electric
               5.700%, 09/15/12...........          21,378
     200,000   Cinemark, Inc.
               9.750%, 03/15/14(c)........         133,000
               Cingular Wireless LLC
      30,000   5.625%, 12/15/06...........          30,499
      30,000   6.500%, 12/15/11...........          33,140

Principal
Amount                                          Value
----------------------------------------------------------
               CIT Group, Inc.
$     50,000   2.875%, 09/29/06...........  $       49,297
     150,000   3.650%, 11/23/07...........         147,891
      50,000   3.875%, 11/03/08#..........          49,306
      20,000   4.125%, 11/03/09...........          19,776
     100,000   4.250%, 02/01/10...........          99,256
      75,000   5.125%, 09/30/14...........          76,220
      75,000   7.375%, 04/02/07...........          79,016
   1,600,000   7.750%, 04/02/12...........       1,876,536
               Clear Channel
               Communications, Inc.
     240,000   4.250%, 05/15/09...........         231,280
      25,000   4.500%, 01/15/10...........          23,960
      50,000   4.625%, 01/15/08#..........          49,422
      25,000   5.000%, 03/15/12...........          23,644
      50,000   5.500%, 12/15/16...........          46,218
      20,000   5.750%, 01/15/13#..........          19,542
      80,000   6.000%, 11/01/06...........          81,243
      10,000   Cleveland Electric
               Illuminating Co.
               5.650%, 12/15/13...........          10,517
      45,000   Clorox Co.
               5.000%, 01/15/15...........          46,621
               Coca-Cola Enterprises, Inc.
      25,000   2.500%, 09/15/06...........          24,491
      25,000   4.250%, 09/15/10#..........          24,989
     300,000   8.500%, 02/01/22...........         410,270
      50,000   Collins & Aikman Floor
               Cover
               9.750%, 02/15/10...........          51,750
     170,000   Comcast Cable
               Communications
               6.375%, 01/30/06...........         172,391

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
               Comcast Corp.
$    100,000   4.950%, 06/15/16...........  $       99,546
     100,000   7.050%, 03/15/33...........         118,064
      50,000   Commerce Group, Inc.
               5.950%, 12/09/13...........          52,530
      75,000   Community Health Systems,
               Inc.
               6.500%, 12/15/12...........          76,313
     100,000   Compass Minerals Group,
               Inc.
               10.000%, 08/15/11..........         109,000
               ConAgra Foods, Inc.
      25,000   6.000%, 09/15/06...........          25,426
     275,000   6.750%, 09/15/11...........         304,328
   1,015,000   Conoco, Inc.
               6.950%, 04/15/29...........       1,275,161
               ConocoPhillips
     810,000   4.750%, 10/15/12#..........         828,899
     150,000   8.750%, 05/25/10...........         178,687
               Consolidated Edison Co. of
               New York
      50,000   4.700%, 06/15/09...........          50,876
      70,000   6.450%, 12/01/07...........          73,652
               Constellation Energy Group,
               Inc.
      75,000   6.350%, 04/01/07...........          77,609
      15,000   7.600%, 04/01/32...........          19,084
               Consumers Energy Co.
      20,000   4.000%, 05/15/10...........          19,506
      25,000   4.250%, 04/15/08...........          24,968
      50,000   5.150%, 02/15/17...........          50,459
      25,000   5.375%, 04/15/13...........          25,932
      25,000   5.500%, 08/15/16...........          26,111
               Continental Airlines, Inc.
      44,500   6.541%, 09/15/08...........          39,701
     453,067   6.545%, 02/02/19...........         453,557
      25,000   7.250%, 11/01/05...........          24,282
      30,000   Coors Brewing Co.
               6.375%, 05/15/12...........          32,542

Principal
Amount                                          Value
----------------------------------------------------------
$     75,000   Corrections Corp. of
               America
               6.250%, 03/15/13...........  $       74,438
      25,000   Costco Wholesale Corp.
               5.500%, 03/15/07...........          25,542
   1,900,000   Countrywide Funding Corp.
               4.000%, 03/22/11...........       1,832,406
               Countrywide Home Loans,
               Inc.
     100,000   4.125%, 09/15/09...........          98,679
      25,000   4.250%, 12/19/07...........          24,976
     250,000   5.500%, 08/01/06...........         253,756
               COX Communications, Inc.
     100,000   4.625%, 01/15/10...........          99,736
     220,000   7.125%, 10/01/12...........         246,713
               Credit Suisse First Boston
               USA, Inc.
     100,000   4.700%, 06/01/09...........         101,618
100,000.....   4.875%, 01/15/15...........         101,191
400,000.....   5.750%, 04/15/07...........         411,389
150,000.....   6.125%, 11/15/11...........         163,166
100,000.....   7.125%, 07/15/32...........         127,081
100,000.....   CSC Holdings, Inc.
               8.125%,
               07/15/09-08/15/09..........         101,250
50,000......   CSK Auto, Inc.
               7.000%, 01/15/14...........          47,750
100,000.....   CSX Corp.
               7.950%, 05/01/27...........         132,601
.............   CVS Corp.
25,000......   3.875%, 11/01/07...........          24,879
40,000......   4.000%, 09/15/09...........          39,633
150,000.....   4.875%, 09/15/14...........         152,491
.............   DaimlerChrysler NA Holding
               Corp.
1,690,000...   4.050%, 06/04/08...........       1,664,116
200,000.....   4.875%, 06/15/10...........         199,080
40,000......   6.500%, 11/15/13...........          43,288

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
    $190,000   7.200%, 09/01/09...........  $      206,819
      90,000   7.300%, 01/15/12...........         100,569
     600,000   7.750%, 01/18/11#..........         677,279
      75,000   DaVita, Inc.
               7.250%, 03/15/15(a)........          77,063
      20,000   Dayton Power & Light Co.
               5.125%, 10/01/13...........          20,720
      30,000   Deere & Co.
               6.950%, 04/25/14#..........          35,172
     100,000   DEL Laboratories, Inc.
               8.000%, 02/01/12...........          86,000
     125,000   Del Monte Corp.
               8.625%, 12/15/12...........         137,500
               Delta Air Lines, Inc.
      25,000   6.417%, 07/02/12...........          26,301
     851,528   6.718%, 01/02/23...........         893,828
               Deluxe Corp.
      20,000   3.500%, 10/01/07...........          19,547
      20,000   5.000%, 12/15/12...........          19,605
      20,000   5.125%, 10/01/14...........          19,390
               Deutsche Bank Financial,
               Inc.
      50,000   6.700%, 12/13/06...........          51,830
      50,000   7.500%, 04/25/09...........          55,619
               Devon Energy Corp.
     100,000   2.750%, 08/01/06...........          98,264
     620,000   7.950%, 04/15/32...........         815,526
   1,075,000   Devon Financing Corp. ULC
               6.875%, 09/30/11...........       1,202,890
      50,000   Dex Media East LLC/Dex
               Media East Finance Co.
               9.875%, 11/15/09...........          55,125
     250,000   Dex Media LLC
               9.000%, 11/15/13(c)........         201,250
      98,000   Dex Media West LLC
               9.875%, 08/15/13...........         111,720

Principal
Amount                                          Value
----------------------------------------------------------
$     25,000   Diamond Offshore Drilling,
               Inc.
               5.150%, 09/01/14...........  $       25,603
               Direct TV Holdings
     125,000   6.375%, 06/15/15(a)........         124,375
      98,000   8.375%, 03/15/13...........         108,535
     175,000   Doane Pet Care Co.
               10.750%, 03/01/10..........         185,062
               Dominion Resources, Inc.
     130,000   4.125%, 02/15/08...........         129,446
      50,000   4.750%, 12/15/10...........          50,303
     220,000   5.125%, 12/15/09...........         225,812
      65,000   5.250%, 08/01/33...........          66,560
     230,000   5.700%, 09/17/12#..........         242,540
      15,000   6.750%, 12/15/32...........          17,243
     100,000   7.195%, 09/15/14...........         116,136
     200,000   Dow Chemical Co.
               6.125%, 02/01/11#..........         217,141
      50,000   Dresser-Rand Group, Inc.
               7.375%, 11/01/14(a)........          52,000
     125,000   DRS Technologies, Inc.
               6.875%, 11/01/13...........         129,375
               Duke Capital Corp.
     100,000   6.250%, 02/15/13#..........         107,952
      50,000   6.750%, 02/15/32...........          56,057
               Duke Energy Corp.
   1,200,000   4.200%, 10/01/08...........       1,195,699
     100,000   5.300%, 10/01/15...........         104,956
     220,000   5.625%, 11/30/12#..........         233,374
      50,000   Duke Energy Field Services
               LLC
               7.875%, 08/16/10...........          57,399
      25,000   Duke Realty LP
               5.400%, 08/15/14...........          25,952
               Dynegy Holdings, Inc.
   3,285,000   8.750%, 02/15/12#..........       3,580,650
     300,000   9.875%, 07/15/10(a)........         331,500

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
               E.I. Du Pont de Nemours
$     50,000   4.125%, 04/30/10...........  $       50,030
      30,000   4.875%, 04/30/14...........          31,030
               Eastman Kodak Co.
     370,000   6.375%, 06/15/06#..........         373,618
     810,000   7.250%, 11/15/13...........         851,592
     275,000   Echostar DBS Corp.
               6.625%, 10/01/14...........         271,562
     250,000   Edison Mission Energy
               9.875%, 04/15/11...........         292,812
               El Paso Corp.
     660,000   7.750%, 01/15/32#..........         643,500
     690,000   7.800%, 08/01/31...........         671,025
     350,000   7.875%, 06/15/12#..........         360,500
     220,000   El Paso Natural Gas
               8.375%, 06/15/32...........         255,860
   1,695,000   Electronic Data Systems
               Corp.
               7.125%, 10/15/09...........       1,824,362
     125,000   Emerson Electric Co.
               4.500%, 05/01/13...........         125,099
      75,000   Emmis Communications Corp.
               9.310%, 06/15/12(a)(b).....          76,313
      30,000   Energy East Corp.
               6.750%, 06/15/12...........          33,523
   1,875,000   Entergy Gulf States, Inc.
               6.200%, 07/01/33...........       1,959,291
               EOP Operating LP
      50,000   4.650%, 10/01/10...........          49,881
     200,000   7.750%, 11/15/07...........         214,752
      50,000   7.875%, 07/15/31...........          62,972
      20,000   Equifax, Inc.
               4.950%, 11/01/07...........          20,372
     125,000   Equinox Holdings, Inc.
               9.000%, 12/15/09#..........         129,062
               ERP Operating LP
      25,000   4.750%, 06/15/09...........          25,224
      50,000   5.250%, 09/15/14...........          51,027

Principal
Amount                                          Value
----------------------------------------------------------
$    100,000   Ethyl Corp.
               8.875%, 05/01/10...........  $      103,625
     150,000   Exco Resources, Inc.
               7.250%, 01/15/11...........         150,000
     200,000   Exelon Generation Co. LLC
               6.950%, 06/15/11...........         224,362
     125,000   Extendicare Health
               Services, Inc.
               9.500%, 07/01/10...........         135,000
      85,000   Federated Department Stores
               6.625%, 04/01/11...........          93,764
               Fedex Corp.
      25,000   2.650%, 04/01/07...........          24,349
      25,000   3.500%, 04/01/09...........          24,366
     100,000   Felcor Lodging LP REIT
               9.000%, 06/01/11...........         109,250
               Fifth Third Bancorp
     100,000   4.200%, 02/23/10...........          99,980
      25,000   4.500%, 06/01/18...........          23,949
               Financing Corp. Fico
     800,000   0.0%, 11/30/17(f)..........         462,361
     400,000   8.600%, 09/26/19...........         568,746
      75,000   Finlay Fine Jewelry Corp.
               8.375%, 06/01/12#..........          67,594
               First Data Corp.
     150,000   3.375%, 08/01/08...........         146,465
      60,000   3.900%, 10/01/09...........          59,069
     150,000   4.950%, 06/15/15...........         152,037
     200,000   First Union Institutional
               Capital I
               8.040%, 12/01/26...........         216,758
   1,493,374   First Union-Lehman
               Brothers-Bank of America
               6.560%, 11/18/35...........       1,572,941

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
               FirstEnergy Corp.
$    720,000   5.500%, 11/15/06...........  $      732,335
      25,000   6.450%, 11/15/11...........          27,316
   1,230,000   7.375%, 11/15/31...........       1,503,525
   1,140,000   Florida Power & Light Co.
               5.625%, 04/01/34#..........       1,244,424
               Florida Power Corp.
      50,000   4.500%, 06/01/10...........          50,322
      50,000   4.800%, 03/01/13...........          50,720
     125,000   Flowserve Corp.
               12.250%, 08/15/10..........         135,000
     125,000   FMC Corp.
               7.750%, 07/01/11...........         137,500
               Ford Motor Co.
      75,000   6.625%, 10/01/28...........          58,834
   1,580,000   7.450%, 07/16/31#..........       1,320,564
               Ford Motor Credit Co.
     400,000   5.700%, 01/15/10...........         370,500
   1,870,000   6.625%, 06/16/08#..........       1,847,737
     250,000   7.000%, 10/01/13...........         241,474
     980,000   7.250%, 10/25/11#..........         943,023
   3,600,000   7.375%,
               10/28/09-02/01/11..........       3,513,372
   1,880,000   7.875%, 06/15/10#..........       1,857,820
      25,000   Fortune Brands, Inc.
               4.875%, 12/01/13...........          24,956
      50,000   FPL Group Capital, Inc.
               7.625%, 09/15/06...........          52,046
      20,000   Franklin Resources, Inc.
               3.700%, 04/15/08...........          19,693
      75,000   Friendly Ice Cream Corp.
               8.375%, 06/15/12#..........          72,750
      15,000   Fund American Cos., Inc.
               5.875%, 05/15/13...........          15,623
               Gannett Co., Inc.
      25,000   5.500%, 04/01/07#..........          25,604
      10,000   6.375%, 04/01/12...........          11,110
               General Dynamics Corp.
      50,000   3.000%, 05/15/08...........          48,487
      50,000   4.250%, 05/15/13...........          49,431

Principal
Amount                                          Value
----------------------------------------------------------
$     25,000   4.500%, 08/15/10...........  $       25,312
      25,000   5.380%, 08/15/15#..........          26,760
               General Electric Capital
               Corp.
      50,000   3.125%, 04/01/09...........          48,234
     250,000   3.500%,
               12/05/07-05/01/08..........         246,395
     300,000   4.250%,
               01/15/08-06/15/12..........         299,487
     150,000   4.375%, 11/21/11...........         149,775
     350,000   4.750%, 09/15/14#..........         355,604
     325,000   5.450%, 01/15/13...........         344,752
     150,000   6.750%, 03/15/32...........         185,098
     500,000   7.375%, 01/19/10...........         563,470
     800,000   General Electric Co.
               5.000%, 02/01/13...........         826,008
               General Mills, Inc.
      50,000   2.625%, 10/24/06...........          48,989
      50,000   5.125%, 02/15/07...........          50,780
      50,000   6.000%, 02/15/12...........          54,358
               General Motors Acceptance
               Corp.
   1,005,000   5.625%, 05/15/09#..........         941,175
     950,000   6.125%, 09/15/06...........         950,680
   1,310,000   6.125%,
               02/01/07-08/28/07#.........       1,298,518
     210,000   6.150%, 04/05/07#..........         208,908
     325,000   6.750%, 12/01/14#..........         290,769
   1,725,000   6.875%, 09/15/11...........       1,592,327
      25,000   7.250%, 03/02/11...........          23,442
     450,000   7.750%, 01/19/10...........         439,895
      45,000   8.000%, 11/01/31...........          40,155
      18,300   General Motors Acceptance
               Corp. Class B
               5.250%, 03/06/32...........         339,648
   1,210,000   General Motors Corp.
               8.375%, 07/15/33#..........       1,010,350

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$    125,000   General Nutrition Centers,
               Inc.
               8.500%, 12/01/10...........  $      100,000
     150,000   Genesis HealthCare Corp.
               8.000%, 10/15/13...........         162,375
               Genworth Financial, Inc.
      20,000   5.750%, 06/15/14...........          21,449
      10,000   6.500%, 06/15/34#..........          11,732
      25,000   Georgia Power Co.
               4.875%, 07/15/07...........          25,365
               Gillette Co.
      50,000   2.500%, 06/01/08...........          48,058
      10,000   3.800%, 09/15/09...........           9,896
      20,000   GlaxoSmithKline Capital,
               Inc.
               5.375%, 04/15/34#..........          21,327
     125,000   Global Cash Access LLC
               8.750%, 03/15/12...........         135,937
      80,000   Goldman Sachs Capital I
               6.345%, 02/15/34...........          86,681
               Goldman Sachs Group, Inc.
     100,000   4.125%, 01/15/08...........          99,943
      50,000   4.750%, 07/15/13...........          49,958
     100,000   5.000%, 10/01/14...........         101,077
     250,000   5.150%, 01/15/14...........         256,188
     100,000   6.125%, 02/15/33...........         109,324
     400,000   6.875%, 01/15/11...........         446,013
               Goodrich Corp.
     555,000   7.500%, 04/15/08...........         597,615
      25,000   7.625%, 12/15/12...........          29,350
      50,000   Graphic Packaging
               International Corp.
               9.500%, 08/15/13...........          50,375
      25,000   Greenpoint Financial Corp.
               3.200%, 06/06/08...........          24,266
               GTE Corp.
     100,000   6.940%, 04/15/28...........         115,567
      48,000   7.510%, 04/01/09...........          52,962

Principal
Amount                                          Value
----------------------------------------------------------
$    100,000   GTE North, Inc.
               5.650%, 11/15/08#..........  $      103,095
      50,000   Halliburton Co.
               5.500%, 10/15/10...........          52,437
               Hanover Compressor Co.
     125,000   0.0%, 03/31/07(f)..........         110,000
     150,000   8.625%, 12/15/10...........         158,625
               Harrah's Operating Co.,
               Inc.
      25,000   5.375%, 12/15/13...........          25,363
      75,000   5.500%, 07/01/10...........          77,403
     100,000   5.625%, 06/01/15(a)........         101,855
               Hartford Financial Services
               Group, Inc.
      15,000   4.625%, 07/15/13...........          15,011
      40,000   4.700%, 09/01/07...........          40,207
      20,000   Hartford Life, Inc.
               7.375%, 03/01/31...........          25,581
               HCA, Inc.
   1,000,000   5.750%, 03/15/14...........         995,584
      50,000   6.375%, 01/15/15...........          51,880
     250,000   7.050%, 12/01/27...........         250,845
      20,000   Health Care, Inc. REIT
               6.000%, 11/15/13...........          20,587
      15,000   Healthcare Realty Trust,
               Inc.
               5.125%, 04/01/14...........          14,830
     125,000   Herbst Gaming, Inc.
               8.125%, 06/01/12...........         132,500
               Hertz Corp.
      20,000   4.700%, 10/02/06#..........          19,586
      50,000   6.350%, 06/15/10...........          47,817
      50,000   6.900%, 08/15/14...........          46,484
      25,000   7.625%, 06/01/12...........          24,564
      30,000   Hewlett-Packard Co.
               5.500%, 07/01/07...........          30,741
      25,000   Hillenbrand Industries,
               Inc.
               4.500%, 06/15/09...........          25,019

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$     65,000   Hilton Hotels Corp.
               7.625%, 12/01/12#..........  $       75,057
      80,000   Home Depot, Inc.
               3.750%, 09/15/09...........          79,110
     175,000   Home Interiors & Gifts,
               Inc.
               10.125%, 06/01/08#.........         112,875
     100,000   Honeywell International,
               Inc.
               7.500%, 03/01/10...........         113,944
               Hospira, Inc.
      10,000   4.950%, 06/15/09...........          10,190
      10,000   5.900%, 06/15/14...........          10,717
      17,000   Host Marriott Corp. REIT
               7.875%, 08/01/08...........          17,255
               Host Marriott LP REIT
     200,000   6.375%, 03/15/15(a)........         198,000
      50,000   7.125%, 11/01/13...........          52,125
     100,000   Houghton Mifflin Co.
               11.500%, 10/15/13#(c)......          73,000
               Household Finance Corp.
     430,000   6.375%, 11/27/12...........         475,574
      30,000   6.400%, 06/17/08...........          31,774
      20,000   7.000%, 05/15/12...........          22,688
      20,000   HRPT Properties Trust
               6.250%, 08/15/16...........          21,654
               HSBC Bank USA NA
     275,000   3.875%, 09/15/09...........         271,119
      50,000   5.875%, 11/01/34...........          54,487
               HSBC Finance Corp.
     300,000   4.125%, 03/11/08...........         299,311
   1,675,000   5.250%, 04/15/15...........       1,720,051
   1,275,000   Humana, Inc.
               6.300%, 08/01/18...........       1,394,072
      25,000   Huntington National Bank
               4.375%, 01/15/10...........          25,024
     225,000   Huntsman International LLC
               9.875%, 03/01/09...........         240,750

Principal
Amount                                          Value
----------------------------------------------------------
$    175,000   Iasis Healthcare LLC
               8.750%, 06/15/14...........  $      189,875
     100,000   Icon Health & Fitness
               11.250%, 04/01/12#.........          76,500
      75,000   IMCO Recycling, Inc.
               10.375%, 10/15/10..........          82,313
      50,000   Indiana Michigan Power Co.
               6.125%, 12/15/06...........          51,370
     125,000   Innophos, Inc.
               8.875%, 08/15/14(a)........         127,500
      75,000   InSight Health Services
               Corp.
               9.875%, 11/01/11...........          58,500
     150,000   Insight Midwest LP/Insight
               Capital, Inc.
               10.500%, 11/01/10..........         159,000
      75,000   Intelsat Ltd.
               9.250%, 02/01/15(a)(c).....          50,063
     100,000   Inter-American Development
               Bank
               4.500%, 09/15/14...........         102,630
      20,000   InterActiveCorp
               7.000%, 01/15/13...........          21,325
               Interface, Inc.
      75,000   7.300%, 04/01/08...........          76,500
      50,000   9.500%, 02/01/14#..........          51,000
               International Business
               Machines Corp.
      30,000   4.375%, 06/01/09...........          30,326
     100,000   6.220%, 08/01/27...........         114,440
     200,000   6.500%, 01/15/28...........         236,043
     200,000   7.500%, 06/15/13...........         238,886
               International Lease Finance
               Corp.
   1,900,000   4.375%, 11/01/09...........       1,903,315
     100,000   4.750%, 01/13/12...........          99,663
     325,000   5.750%, 02/15/07...........         332,258

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
               International Paper Co.
$    125,000   4.250%, 01/15/09...........  $      123,383
     100,000   5.250%, 04/01/16...........          99,263
     205,000   5.500%, 01/15/14...........         209,330
      25,000   5.850%, 10/30/12...........          26,136
     150,000   6.750%, 09/01/11...........         163,507
               Iron Mountain, Inc.
     125,000   6.625%, 01/01/16...........         115,625
      75,000   7.750%, 01/15/15...........          75,375
      75,000   8.250%, 07/01/11...........          76,125
     175,000   Isle of Capri Casinos, Inc.
               7.000%, 03/01/14...........         175,875
     175,000   ISP Chemco, Inc.
               10.250%, 07/01/11..........         190,750
               iStar Financial, Inc. REIT
      20,000   4.875%, 01/15/09...........          19,950
      20,000   5.125%, 04/01/11...........          19,922
   1,300,000   5.150%, 03/01/12...........       1,284,843
      20,000   6.000%, 12/15/10...........          20,803
      25,000   Jefferies Group, Inc.
               5.500%, 03/15/16...........          25,294
      20,000   Jersey Central Power &
               Light
               5.625%, 05/01/16...........          21,267
               John Deere Capital Corp.
      20,000   3.900%, 01/15/08#..........          19,875
   2,025,000   4.125%, 01/15/10...........       2,009,950
      15,000   4.500%, 08/22/07#..........          15,105
     470,000   5.100%, 01/15/13...........         490,014
      75,000   5.125%, 10/19/06...........          76,075
     100,000   7.000%, 03/15/12...........         114,729
     175,000   John Q Hammons Hotels LP/
               John Q Hammons Hotels
               Finance Corp. III
               8.875%, 05/15/12...........         190,750
     100,000   Johnson & Johnson
               4.950%, 05/15/33...........         103,050

Principal
Amount                                          Value
----------------------------------------------------------
               Jones Apparel Group, Inc.
$     25,000   4.250%, 11/15/09...........  $       24,397
      25,000   5.125%, 11/15/14...........          24,320
      25,000   6.125%, 11/15/34...........          24,124
               JP Morgan Chase & Co.
      20,000   3.625%, 05/01/08...........          19,691
      20,000   3.800%, 10/02/09#..........          19,623
     100,000   4.000%, 02/01/08...........          99,491
     100,000   4.750%, 03/01/15...........         100,096
     400,000   5.125%, 09/15/14#..........         409,180
      30,000   5.250%, 05/01/15...........          31,002
   1,635,000   6.625%, 03/15/12...........       1,820,185
     300,000   6.750%, 02/01/11#..........         331,770
               JP Morgan Chase & Co., Inc.
     500,000   0.0%,
               04/15/27-07/01/27(f).......          98,407
     300,000   6.000%, 01/15/09...........         316,695
     400,000   Kellogg Co.
               6.600%, 04/01/11...........         443,293
     125,000   Key Energy Services, Inc.
               8.375%, 03/01/08...........         129,375
               KeyBank National
               Association
      50,000   5.800%, 07/01/14...........          53,878
     250,000   7.000%, 02/01/11...........         281,050
      50,000   Keycorp
               2.750%, 02/27/07...........          48,842
     200,000   Keycorp Capital VII
               5.700%, 06/15/35...........         197,194
     200,000   KeySpan Corp.
               7.625%, 11/15/10...........         230,765
     225,000   KI Holdings, Inc.
               9.875%, 11/15/14(c)........         130,500
      45,000   Kimberly-Clark Corp.
               5.625%, 02/15/12...........          48,419
               Kinder Morgan Energy
               Partners
      50,000   5.000%, 12/15/13...........          50,341
      25,000   5.125%, 11/15/14#..........          25,286

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$     75,000   5.800%, 03/15/35...........  $       75,524
      85,000   6.750%, 03/15/11...........          93,481
               Kinder Morgan, Inc.
      40,000   6.500%, 09/01/12...........          44,062
      20,000   7.250%, 03/01/28...........          23,716
     100,000   Kinetek, Inc.
               10.750%, 11/15/06..........          91,000
               Kraft Foods, Inc.
      25,000   4.000%, 10/01/08...........          24,804
     100,000   4.625%, 11/01/06...........         100,653
      25,000   5.250%, 10/01/13...........          26,015
   2,075,000   5.625%, 11/01/11...........       2,201,208
               Kroger Co.
     200,000   6.750%, 04/15/12...........         221,463
     100,000   6.800%, 12/15/18...........         113,563
     200,000   L-3 Communications Corp.
               7.625%, 06/15/12...........         213,000
     300,000   Landesbank Baden-
               Wuerttemberg/New York
               6.350%, 04/01/12...........         337,788
     125,000   Las Vegas Sands Corp.
               6.375%, 02/15/15(a)........         122,187
      30,000   Lear Corp.
               5.750%, 08/01/14...........          26,817
               Lehman Brothers Holdings,
               Inc.
     150,000   3.500%, 08/07/08...........         146,890
     600,000   4.000%, 01/22/08#..........         597,855
     300,000   7.000%, 02/01/08...........         320,311
      25,000   Lennar Corp.
               5.500%, 09/01/14#..........          25,532
      75,000   Leslie's Poolmart
               7.750%, 02/01/13...........          75,750
               Levi Strauss & Co.
      25,000   8.250%, 04/01/12(b)........          23,625
     100,000   9.750%, 01/15/15...........          99,250
      45,000   12.250%, 12/15/12..........          49,163

Principal
Amount                                          Value
----------------------------------------------------------
               Liberty Media Corp.
$     40,000   3.750%, 02/15/30...........  $       23,650
     301,000   4.910%, 09/17/06(b)........         302,854
     540,000   7.875%, 07/15/09...........         576,274
               Limited Brands
      25,000   5.250%, 11/01/14#..........          24,158
      25,000   6.125%, 12/01/12...........          25,863
   1,175,000   6.950%, 03/01/33#..........       1,223,759
      50,000   Lockheed Martin Corp.
               7.200%, 05/01/36...........          64,588
      25,000   Loews Cineplex
               Entertainment Corp.
               9.000%, 08/01/14(a)........          24,188
      25,000   Loews Corp.
               5.250%, 03/15/16...........          25,181
      50,000   Lowe's Cos., Inc.
               8.250%, 06/01/10...........          58,785
     350,000   Lucent Technologies, Inc.
               6.450%, 03/15/29...........         313,250
               Lyondell Chemical Co.
      75,000   9.500%, 12/15/08...........          79,781
     100,000   11.125%, 07/15/12..........         113,500
     130,000   Magnum Hunter Resources,
               Inc.
               9.600%, 03/15/12...........         144,300
     125,000   Mail Well I Corp.
               9.625%, 03/15/12...........         135,000
      10,000   Marathon Oil Corp.
               6.125%, 03/15/12...........          10,884
               Marsh & McLennan Cos., Inc.
     100,000   3.625%, 02/15/08#..........          97,536
      50,000   5.375%, 07/15/14...........          49,805
               Marshall & Ilsley Bank
      25,000   4.125%, 09/04/07...........          25,119
      50,000   4.375%, 08/01/09...........          50,392
     150,000   5.000%, 01/17/17...........         152,621
      25,000   5.250%, 09/04/12...........          26,216

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
               Masco Corp.
$    100,000   4.800%, 06/15/15...........  $       99,371
      50,000   5.875%, 07/15/12#..........          53,652
               May Department Stores Co.
      50,000   4.800%, 07/15/09...........          50,544
      50,000   5.750%, 07/15/14...........          52,735
      30,000   8.750%, 05/15/29...........          40,730
      25,000   MBIA, Inc.
               5.700%, 12/01/34...........          25,363
               MBNA America Bank
      30,000   4.625%, 08/03/09...........          30,427
      30,000   7.125%, 11/15/12...........          34,493
               MBNA Corp.
   1,150,000   4.625%, 09/15/08...........       1,165,672
     100,000   6.125%, 03/01/13...........         108,972
     175,000   6.250%, 01/17/07...........         180,566
      15,000   7.500%, 03/15/12...........          17,484
      20,000   McDonald's Corp.
               5.750%, 03/01/12...........          21,645
     190,000   MCI, Inc.
               8.735%, 05/01/14...........         213,037
      50,000   MDC Holdings, Inc.
               5.375%, 12/15/14...........          50,200
      50,000   MeadWestvaco Corp.
               6.850%, 04/01/12...........          56,116
     125,000   Mediacom Broadband LLC
               11.000%, 07/15/13..........         135,312
     125,000   Medical Device
               Manufacturing, Inc.
               10.000%, 07/15/12..........         134,375
     200,000   Mellon Bank NA
               4.750%, 12/15/14...........         202,992
     150,000   Mellon Funding Corp.
               4.875%, 06/15/07...........         151,718
      50,000   Merck & Co., Inc.
               4.750%, 03/01/15...........          50,446
     125,000   MeriStar Hospitality Corp.
               REIT
               9.125%, 01/15/11#..........         131,250

Principal
Amount                                          Value
----------------------------------------------------------
               Merrill Lynch & Co., Inc.
$    190,000   3.125%, 07/15/08...........  $      184,143
     295,000   3.375%, 09/14/07...........         292,047
     470,000   3.600%, 03/12/07(b)........         468,378
     300,000   3.700%, 04/21/08...........         296,533
      25,000   4.000%, 11/15/07#..........          24,957
     100,000   4.125%, 09/10/09#..........          99,576
     350,000   5.000%,
               02/03/14-01/15/15..........         358,404
     100,000   6.000%, 02/17/09...........         105,491
     160,000   6.375%, 10/15/08...........         170,952
     300,000   6.875%, 11/15/18...........         354,105
               MetLife, Inc.
      50,000   5.250%, 12/01/06...........          50,801
      25,000   5.500%, 06/15/14...........          26,261
      50,000   6.375%, 06/15/34...........          56,575
      15,000   Metropolitan Edison Co.
               4.875%, 04/01/14...........          15,053
     275,000   MGM Mirage, Inc.
               6.750%, 09/01/12...........         283,250
               MidAmerican Energy Co.
      15,000   4.650%, 10/01/14...........          14,917
     100,000   5.125%, 01/15/13...........         103,345
      50,000   6.750%, 12/30/31...........          61,334
               MidAmerican Energy Holdings
               Co.
      80,000   3.500%, 05/15/08...........          77,961
      50,000   5.000%, 02/15/14...........          50,192
     150,000   Millennium America, Inc.
               9.250%, 06/15/08...........         162,375
               Mirant Americas Generation
               LLC
     100,000   7.625%, 05/01/06(e)........         115,750
     125,000   9.125%, 05/01/31(e)........         135,312

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$     75,000   Mohegan Tribal Gaming
               Authority
               6.875%, 02/15/15(a)........  $       76,688
               Morgan Stanley
     350,000   4.000%, 01/15/10...........         344,781
      75,000   4.750%, 04/01/14...........          73,888
     790,000   5.300%, 03/01/13...........         820,996
      25,000   5.800%, 04/01/07...........          25,697
   2,300,000   6.600%, 04/01/12...........       2,557,147
      25,000   7.250%, 04/01/32...........          31,501
     125,000   Mueller Group, Inc.
               10.000%, 05/01/12..........         131,250
      25,000   Murphy Oil Corp.
               6.375%, 05/01/12...........          27,567
      50,000   Muzak LLC/Muzak Finance
               Corp.
               10.000%, 02/15/09..........          41,500
      10,000   Nabors Industries, Inc.
               5.375%, 08/15/12...........          10,350
               National City Bank
      25,000   3.300%, 05/15/07...........          24,686
      50,000   4.250%, 07/01/18...........          46,995
      25,000   National Fuel Gas Co.
               5.250%, 03/01/13...........          25,695
      75,000   National Mentor, Inc.
               9.625%, 12/01/12(a)........          78,938
               National Rural Utilities
               Cooperative Finance
      10,000   4.375%, 10/01/10...........          10,047
      10,000   4.750%, 03/01/14#..........          10,167
     205,000   6.500%, 03/01/07...........         212,721
      30,000   7.250%, 03/01/12...........          34,781
      70,000   8.000%, 03/01/32...........          97,202
   1,550,000   New England Telephone
               7.875%, 11/15/29...........       1,957,269
     150,000   Newark Group, Inc.
               9.750%, 03/15/14...........         138,000

Principal
Amount                                          Value
----------------------------------------------------------
               Newell Rubbermaid, Inc.
$     25,000   6.000%, 03/15/07#..........  $       25,752
      25,000   6.750%, 03/15/12...........          27,466
      25,000   News America Holdings
               8.000%, 10/17/16...........          30,722
               News America, Inc.
   1,375,000   5.300%, 12/15/14...........       1,410,765
     345,000   6.200%, 12/15/34...........         362,075
     320,000   6.625%, 01/09/08#..........         337,673
               Nextel Communications, Inc.
     125,000   6.875%, 10/31/13...........         133,594
     275,000   7.375%, 08/01/15...........         297,000
     125,000   Nextmedia Operating, Inc.
               10.750%, 07/01/11..........         135,781
   2,550,000   Niagara Mohawk Power Corp.
               7.750%,
               05/15/06-10/01/08..........       2,701,969
      50,000   Nisource Finance Corp.
               5.400%, 07/15/14...........          51,583
      75,000   NMHG Holding Co.
               10.000%, 05/15/09..........          78,750
               Norfolk Southern Corp.
     200,000   7.250%, 02/15/31...........         255,418
     175,000   7.800%, 05/15/27...........         232,081
      75,000   Nortek, Inc.
               8.500%, 09/01/14...........          69,750
               Northrop Grumman Corp.
     230,000   4.079%, 11/16/06...........         229,336
     150,000   7.750%, 02/15/31...........         202,898
     274,000   NRG Energy, Inc.
               8.000%, 12/15/13(a)........         289,070
      30,000   Nucor Corp.
               4.875%, 10/01/12#..........          30,787
     100,000   Occidental Petroleum Corp.
               6.750%, 01/15/12...........         113,181

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$     20,000   Ocean Energy, Inc.
               4.375% , 10/01/07..........  $       20,007
     125,000   OM Group, Inc.
               9.250% , 12/15/11..........         125,000
               Oncor Electric Delivery Co.
     390,000   6.375%, 01/15/15...........         432,296
     160,000   7.000% ,
               09/01/22-05/01/32..........         191,046
      50,000   Oneok, Inc.
               6.000% , 06/15/35..........          51,274
               Owens-Brockway Glass
               Container
     125,000   7.750%, 05/15/11...........         132,812
     150,000   8.250%, 05/15/13...........         162,937
      75,000   Oxford Industries, Inc.
               8.875%, 06/01/11...........          80,250
      50,000   Pacific Bell
               7.125% , 03/15/26..........          58,797
               Pacific Gas & Electric Co.
      15,000   3.600%, 03/01/09...........          14,652
      29,000   3.820%, 04/03/06(b)........          29,000
      20,000   4.200%, 03/01/11...........          19,647
      25,000   4.800%, 03/01/14...........          25,062
     635,000   6.050%, 03/01/34...........         699,827
      50,000   Pacificorp
               5.250%, 06/15/35...........          50,006
      25,000   Pactiv Corp.
               7.950%, 12/15/25#..........          31,651
      33,000   PanAmSat Corp.
               9.000%, 08/15/14...........          36,011
      50,000   Park Place Entertainment
               Corp.
               8.875%, 09/15/08...........          55,813
      50,000   PC Financial Partnership
               5.000%, 11/15/14...........          50,466
      50,000   Peco Energy Co.
               3.500%, 05/01/08...........          49,118

Principal
Amount                                          Value
----------------------------------------------------------
               Pemex Project Funding
               Master Trust
$     50,000   5.750%, 12/15/15(a)........  $       49,775
     100,000   7.375%, 12/15/14...........         112,150
     200,000   8.500%, 02/15/08...........         219,000
     100,000   8.625%, 02/01/22...........         123,250
      50,000   PepsiAmericas, Inc.
               4.875%, 01/15/15...........          50,927
     100,000   Petco Animal Supplies, Inc.
               10.750% , 11/01/11.........         111,500
               Pfizer, Inc.
      25,000   2.500%, 03/15/07...........          24,425
      25,000   4.500%, 02/15/14...........          25,177
      25,000   PHH Corp.
               7.125%, 03/01/13...........          27,731
     125,000   Pinnacle Entertainment,
               Inc.
               8.250%, 03/15/12...........         130,000
     250,000   Pinnacle Foods Holding
               Corp.
               8.250%, 12/01/13#..........         223,750
               Pioneer Natural Resources
               Co.
      20,000   5.875%, 07/15/16...........          20,169
      25,000   7.200%, 01/15/28...........          26,868
               Pitney Bowes, Inc.
      50,000   4.625%, 10/01/12...........          50,701
      25,000   4.750%, 05/15/18...........          25,022
      25,000   4.875%, 08/15/14...........          25,599
      25,000   Plains All American
               Pipeline LP/PAA Finance
               Corp.
               5.625%, 12/15/13...........          25,890
     150,000   Plains Exploration &
               Production Co.
               7.125%, 06/15/14...........         160,500
     245,000   Plastipak Holdings, Inc.
               10.750%, 09/01/11..........         270,112
      75,000   Pliant Corp.
               11.125%, 09/01/09..........          73,125
      25,000   PNC Bank NA
               5.250%, 01/15/17...........          25,874

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$     25,000   Popular North America
               Capital Trust I
               6.564%, 09/15/34...........  $       27,787
               Popular North America, Inc.
     100,000   3.875%, 10/01/08...........          98,924
      25,000   4.700%, 06/30/09...........          25,262
      80,000   PPL Electric Utilities
               Corp.
               6.250%, 08/15/09...........          85,497
               PPL Energy Supply LLC
      25,000   5.400%, 08/15/14...........          25,919
     100,000   6.400%, 11/01/11...........         109,514
               Praxair, Inc.
      25,000   3.950%, 06/01/13#..........          23,938
      40,000   6.375%, 04/01/12#..........          44,515
      15,000   Principal Life Income
               Funding
               3.200%, 04/01/09...........          14,503
               Procter & Gamble Co.
      25,000   4.750%, 06/15/07...........          25,373
      30,000   4.950%, 08/15/14...........          31,269
      25,000   5.800%, 08/15/34...........          28,090
     200,000   6.875%, 09/15/09...........         221,737
      20,000   Progress Energy, Inc.
               6.050%, 04/15/07...........          20,568
      25,000   Progressive Corp.
               6.250%, 12/01/32...........          28,593
      30,000   Prologis REIT
               5.500%, 03/01/13...........          31,361
      15,000   Protective Life Secured
               Trust
               4.000%, 04/01/11...........          14,753
               Prudential Financial, Inc.
      20,000   3.750%, 05/01/08...........          19,823
      25,000   4.500%, 07/15/13#..........          24,880
      50,000   5.100%, 09/20/14...........          51,464
      10,000   5.750%, 07/15/33...........          10,760
               PSE&G Power LLC
      25,000   3.750%, 04/01/09...........          24,384
      20,000   5.000%, 04/01/14...........          20,176

Principal
Amount                                          Value
----------------------------------------------------------
$     25,000   5.500%, 12/01/15...........  $       26,015
     150,000   7.750%, 04/15/11...........         172,938
     100,000   PSI Energy, Inc.
               5.000%, 09/15/13...........         102,396
               Public Service Co. of
               Colorado
      50,000   4.375%, 10/01/08...........          50,157
      35,000   7.875%, 10/01/12...........          42,310
               Public Service Electric &
               Gas Co.
      50,000   4.000%, 11/01/08...........          49,663
      25,000   5.000%, 08/15/14...........          25,654
               Pulte Homes, Inc.
      30,000   4.875%, 07/15/09...........          30,046
      50,000   5.200%, 02/15/15...........          49,458
      25,000   6.375%, 05/15/33...........          25,692
      20,000   7.875%, 06/15/32...........          24,063
               Qwest Corp.
     325,000   8.880%, 03/15/12(a)........         353,437
     175,000   14.000%, 12/15/10..........         202,125
      50,000   14.500%, 12/15/14..........          60,625
               R.J. Reynolds Tobacco
               Holdings, Inc.
     680,000   7.750%, 05/15/06...........         698,700
   1,170,000   7.875%, 05/15/09...........       1,222,650
               Rabobank Capital Funding
               Trust
     280,000   5.254%, 12/29/49(a)(b).....         287,207
      40,000   5.260%, 12/31/49(a)(b).....          41,150
      20,000   Radian Group, Inc.
               5.625%, 02/15/13...........          20,887
     125,000   Radio One, Inc.
               8.875%, 07/01/11...........         134,219
     150,000   Radnor Holdings, Inc.
               11.000%, 03/15/10#.........         102,375
      25,000   Rainbow National Services
               LLC
               10.375%, 09/01/14(a).......          28,750

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
               Raytheon Co.
$    100,000   4.850%, 01/15/11...........  $      101,490
      80,000   5.375%, 04/01/13#..........          83,314
      10,000   5.500%, 11/15/12...........          10,521
       4,000   6.000%, 12/15/10...........           4,277
      50,000   6.400%, 12/15/18...........          56,798
     400,000   6.750%, 08/15/07...........         419,631
               RBS Capital Trust I
      25,000   5.512%, 09/29/49(b)........          25,965
     100,000   6.425%, 12/29/49(b)........         110,926
      10,000   Regency Centers LP
               6.750%, 01/15/12...........          10,986
      50,000   Regions Bank
               2.900%, 12/15/06...........          49,144
      30,000   Regions Financial Corp.
               6.375%, 05/15/12...........          33,664
     275,000   Reliant Resources, Inc.
               9.500%, 07/15/13...........         305,250
      25,000   Republic Services, Inc.
               6.750%, 08/15/11...........          27,782
               Residential Capital Corp.
      50,000   6.375%, 06/30/10(a)........          50,241
      50,000   6.875%, 06/30/15(a)........          51,101
               Resolution Performance
               Products LLC/RPP Capital
               Corp.
     175,000   8.000%, 12/15/09...........         182,000
      75,000   9.500%, 04/15/10...........          77,250
     125,000   RH Donnelley Finance Corp.
               I
               10.875% , 12/15/12(a)......         145,312
     150,000   RR Donnelley & Sons Co.
               5.500%, 05/15/15(a)........         152,273
      60,000   Safeco Corp.
               4.875%, 02/01/10...........          60,989

Principal
Amount                                          Value
----------------------------------------------------------
               Safeway, Inc.
$     50,000   4.950%, 08/16/10...........  $       50,286
   1,325,000   7.250% , 02/01/31#.........       1,534,304
     100,000   Saks, Inc.
               7.375%, 02/15/19...........         100,000
               Sara Lee Corp.
      25,000   6.125%, 11/01/32#..........          26,388
      50,000   6.250%, 09/15/11...........          53,614
   1,100,000   SB Treasury Co. LLC
               9.400%, 12/29/49(a)(b).....       1,232,977
     157,000   SBA Telecommunications,
               Inc.
               9.750% , 12/15/11(c).......         144,440
     150,000   Sbarro, Inc.
               11.000%, 09/15/09..........         150,750
               SBC Communications, Inc.
     150,000   4.125%, 09/15/09...........         148,757
     500,000   5.100%, 09/15/14...........         511,231
      50,000   5.625%, 06/15/16...........          52,720
      50,000   6.450%, 06/15/34...........          56,216
               Schering-Plough Corp.
      40,000   5.550%, 12/01/13...........          42,410
     130,000   6.750%, 12/01/33...........         156,655
      75,000   Scientific Games Corp.
               6.250%, 12/15/12(a)........          75,750
     150,000   Sealy Mattress Co.
               8.250%, 06/15/14...........         151,500
      50,000   Sempra Energy
               4.750%, 05/15/09...........          50,450
     100,000   Sequa Corp.
               9.000%, 08/01/09...........         110,250
     250,000   Simmons Bedding Co.
               10.000%, 12/15/14(a)(c)....         112,500

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
               Simon Property Group LP
               REIT
$     75,000   4.875%,
               03/18/10-08/15/10..........  $       76,139
     100,000   6.375%, 11/15/07...........         104,400
     135,000   SITEL Corp.
               9.250%, 03/15/06...........         133,650
               Six Flags, Inc.
      50,000   9.625%, 06/01/14...........          46,750
      75,000   9.750%, 04/15/13#..........          70,781
               SLM Corp.
     830,000   4.270%, 04/01/09(b)........         815,890
     200,000   5.375%, 05/15/14#..........         210,493
      50,000   5.625%, 04/10/07...........          51,263
      60,000   Sonat, Inc.
               7.625%, 07/15/11...........          60,450
      50,000   South Carolina Electric &
               Gas
               5.300%, 05/15/33...........          51,939
               Southern California Edison
               Co.
      50,000   5.000%, 01/15/16...........          51,175
      40,000   6.000%, 01/15/34...........          44,801
      50,000   Southern California Gas Co.
               4.375%, 01/15/11...........          49,958
     100,000   Southern Co. Capital
               Funding, Inc.
               5.300%, 02/01/07...........         102,115
      60,000   Southern Natural Gas Co.
               8.000%, 03/01/32...........          68,238
      20,000   Southern Union Co.
               7.600%, 02/01/24...........          24,139
      25,000   SouthTrust Corp.
               5.800%, 06/15/14...........          26,860
               Southwest Airlines Co.
      50,000   5.125%, 03/01/17...........          49,029
      30,000   5.496%, 11/01/06...........          30,509
      25,000   SpectraSite, Inc.
               8.250%, 05/15/10...........          26,500

Principal
Amount                                          Value
----------------------------------------------------------
               Sprint Capital Corp.
$  2,320,000   6.000%, 01/15/07#..........  $    2,377,411
     100,000   6.875%, 11/15/28...........         114,788
   1,520,000   8.375%, 03/15/12...........       1,828,288
     100,000   8.750%, 03/15/32...........         139,111
      50,000   St. Paul Cos
               8.125%, 04/15/10...........          57,745
     175,000   Starwood Hotels & Resorts
               Worldwide
               7.875%, 05/01/12...........         197,312
     225,000   Stone Container Corp.
               9.750%, 02/01/11...........         237,937
     250,000   Stone Energy Corp.
               8.250%, 12/15/11...........         261,875
               SunTrust Banks, Inc.
      50,000   3.625%, 10/15/07...........          49,342
      25,000   4.000%, 10/15/08...........          24,865
      50,000   5.450%, 12/01/17...........          52,541
     135,000   7.250%, 09/15/06...........         139,397
      30,000   SUPERVALU, Inc.
               7.500%, 05/15/12...........          34,405
      75,000   Swift & Co.
               10.125%, 10/01/09(c).......          81,750
     150,000   Swift Energy Co.
               9.375%, 05/01/12...........         161,625
     400,000   Swiss Bank Corp. NY
               7.500%, 07/15/25...........         521,338
     125,000   Sybron Dental Specialties,
               Inc.
               8.125%, 06/15/12...........         133,750
               Target Corp.
     520,000   4.000%, 06/15/13#..........         504,969
      30,000   5.400%, 10/01/08...........          31,196
     200,000   5.500%, 04/01/07#..........         205,172
      50,000   7.000%, 07/15/31#..........          64,203
   1,560,000   TCI Communications Finance
               9.650%, 03/31/27...........       1,767,702

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$    210,000   TCI Communications, Inc.
               6.875%, 02/15/06...........  $      213,434
     150,000   Tekni-Plex, Inc.
               8.750%, 11/15/13#(a).......         133,125
      25,000   12.750%, 06/15/10#.........          17,125
     800,000   Tele-Communications-TCI
               Group
               7.875%, 08/01/13...........         952,215
      25,000   Temple-Inland, Inc.
               7.875%, 05/01/12...........          28,797
               Tenet Healthcare Corp.
      75,000   6.875%, 11/15/31...........          63,000
     490,000   7.375%, 02/01/13#..........         483,875
      25,000   9.875%, 07/01/14...........          26,813
      10,000   Tennessee Gas Pipeline Co.
               8.375%, 06/15/32...........          11,767
     250,000   Terex Corp.
               10.375%, 04/01/11..........         271,250
      25,000   Texaco Capital, Inc.
               9.750%, 03/15/20...........          38,431
      25,000   Texas Gas Transmission LLC
               4.600%, 06/01/15...........          24,705
      75,000   Texas Genco LLC
               6.875%, 12/15/14(a)........          78,938
      75,000   Texas Industries, Inc.
               7.250%, 07/15/13(a)........          76,875
               Textron Financial Corp.
   1,775,000   2.750%, 06/01/06...........       1,757,782
      80,000   6.000%, 11/20/09...........          86,098
      25,000   Textron, Inc.
               4.500%, 08/01/10...........          25,030
     100,000   The Mony Group, Inc.
               8.350%, 03/15/10...........         115,790
      10,000   Time Warner Entertainment
               Co. LP
               8.375%, 07/15/33...........          13,272

Principal
Amount                                          Value
----------------------------------------------------------
               Time Warner, Inc.
$     80,000   6.875%, 05/01/12...........  $       90,274
     100,000   9.125%, 01/15/13...........         126,365
     150,000   9.150%, 02/01/23...........         205,944
      75,000   Titan Corp.
               8.000%, 05/15/11...........          80,438
      25,000   Toyota Motor Credit Corp.
               5.500%, 12/15/08...........          26,088
      89,000   TRW Automotive, Inc.
               9.375%, 02/15/13...........          98,568
     125,000   Turning Stone Casino Resort
               9.125%, 12/15/10(a)........         132,187
               TXU Corp.
     480,000   4.800%, 11/15/09#(a).......         471,250
      50,000   6.375%, 06/15/06...........          50,846
     835,000   6.550%, 11/15/34(a)........         820,072
               TXU Energy Co. LLC
     110,000   4.360%, 01/17/06(b)........         109,969
   1,000,000   7.000%, 03/15/13...........       1,115,232
               Tyson Foods, Inc.
      20,000   7.250%, 10/01/06...........          20,731
      70,000   8.250%, 10/01/11...........          83,018
     125,000   Ubiquitel Operating Co.
               9.875%, 03/01/11...........         137,187
     125,000   UFJ Bank Ltd.
               7.400%, 06/15/11...........         141,518
      50,000   Unilever Capital Corp.
               5.900%, 11/15/32...........          55,711
      15,000   Union Electric Co.
               5.100%, 10/01/19...........          15,313
      65,000   Union Oil Co. of California
               5.050%, 10/01/12...........          67,597
               Union Pacific Corp.
   1,350,000   3.625%, 06/01/10...........       1,297,215
      20,000   5.375%, 05/01/14...........          20,857
      10,000   6.500%, 04/15/12...........          11,087
     200,000   6.700%, 12/01/06...........         206,544

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$     50,000   Union Planters Bank NA
               5.125%, 06/15/07...........  $       50,933
      25,000   Union Planters Corp.
               4.375%, 12/01/10...........          24,939
      25,000   UnionBancal Corp.
               5.250%, 12/16/13...........          25,825
               United Technologies Corp.
   2,150,000   4.375%, 05/01/10...........       2,169,881
      50,000   4.875%, 11/01/06...........          50,579
     120,000   5.400%, 05/01/35...........         126,077
      50,000   7.500%, 09/15/29#..........          66,822
               UnitedHealth Group, Inc.
      25,000   3.375%, 08/15/07...........          24,638
      10,000   3.750%, 02/10/09...........           9,843
   1,875,000   4.125%, 08/15/09#..........       1,866,180
      10,000   4.750%, 02/10/14...........          10,155
      30,000   4.875%, 04/01/13...........          30,755
      50,000   5.000%, 08/15/14...........          51,736
               Univision Communications,
               Inc.
      50,000   2.875%, 10/15/06...........          49,033
      50,000   3.875%, 10/15/08...........          48,512
     710,000   US Bancorp
               3.125%, 03/15/08...........         691,193
               US Bank National
               Association
      10,000   3.750%, 02/06/09...........           9,827
     100,000   4.950%, 10/30/14#..........         102,774
      50,000   6.300%, 02/04/14...........          56,458
     125,000   US Unwired, Inc.
               10.000%, 06/15/12..........         139,062
               Valero Energy Corp.
   1,385,000   4.750%, 06/15/13...........       1,371,266
     100,000   6.875%, 04/15/12...........         111,620
      85,000   7.500%, 04/15/32...........         104,917
      50,000   Valspar Corp.
               6.000%, 05/01/07...........          51,410

Principal
Amount                                          Value
----------------------------------------------------------
$     75,000   Vanguard Health Co.
               9.000%, 10/01/14...........  $       81,000
     100,000   Vanguard Health Holding Co.
               II LLC
               11.250%, 10/01/15#(c)......          71,000
   1,935,000   Verizon Florida, Inc.
               6.125%, 01/15/13...........       2,074,610
               Verizon Global Funding
               Corp.
      50,000   4.000%, 01/15/08...........          49,836
     555,000   6.875%, 06/15/12#..........         629,851
     200,000   7.250%, 12/01/10...........         226,702
     100,000   7.750%, 12/01/30...........         129,125
     100,000   Verizon Maryland, Inc.
               6.125%, 03/01/12...........         107,204
      30,000   Verizon New England, Inc.
               6.500%, 09/15/11...........          32,628
     125,000   Vertis, Inc.
               9.750%, 04/01/09...........         130,000
     245,000   Viacom, Inc.
               5.625%, 08/15/12...........         250,556
               Virginia Electric & Power
               Co.
     200,000   4.750%, 03/01/13...........         200,701
      25,000   5.375%, 02/01/07...........          25,454
     100,000   Vodafone Group PLC
               7.875%, 02/15/30...........         133,994
      50,000   Wachovia Bank National
               Association
               5.000%, 08/15/15...........          51,280
               Wachovia Corp.
     350,000   3.500%, 08/15/08...........         343,467
      40,000   3.625%, 02/17/09...........          39,329
      30,000   4.875%, 02/15/14...........          30,494
      50,000   5.250%, 08/01/14...........          52,194
      50,000   7.500%, 04/15/35...........          67,323

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
               Wal-Mart Stores, Inc.
$     50,000   4.000%, 01/15/10#..........  $       49,680
     100,000   4.550%, 05/01/13...........         100,941
     500,000   6.875%, 08/10/09...........         551,019
               Walt Disney Co.
     275,000   6.375%, 03/01/12...........         304,118
      15,000   7.000%, 03/01/32...........          18,393
     125,000   Warner Chilcott Corp.
               8.750%, 02/01/15(a)........         121,562
     200,000   Warner-Lambert Co.
               6.000%, 01/15/08...........         209,290
     250,000   Washington Mutual Bank
               6.875%, 06/15/11...........         278,764
               Washington Mutual, Inc.
      50,000   4.000%, 01/15/09#..........          49,499
      25,000   4.375%, 01/15/08...........          25,070
               Waste Management, Inc.
      10,000   5.000%, 03/15/14...........          10,034
     370,000   6.500%, 11/15/08#..........         393,031
   1,670,000   7.000%,
               10/15/06-07/15/28..........       1,912,973
     100,000   7.375%, 08/01/10...........         111,825
      30,000   7.750%, 05/15/32#..........          38,057
      20,000   Weingarten Realty
               Investments
               4.857%, 01/15/14...........          20,096
   1,225,000   Wellpoint Health Networks,
               Inc.
               6.375%, 01/15/12...........       1,350,907
               WellPoint, Inc.
      50,000   3.750%, 12/14/07...........          49,356
     100,000   4.250%, 12/15/09...........          99,558
      75,000   5.000%, 12/15/14...........          76,583
      50,000   5.950%, 12/15/34...........          54,578
               Wells Fargo & Co.
     200,000   4.125%, 03/10/08#..........         199,801
     250,000   4.200%, 01/15/10...........         249,868

Principal
Amount                                          Value
----------------------------------------------------------
$     15,000   4.625%, 04/15/14...........  $       15,037
     100,000   5.125%, 09/15/16...........         103,868
     100,000   6.450%, 02/01/11...........         110,301
      30,000   Wells Fargo Capital I
               7.960%, 12/15/26...........          32,505
      81,000   Westlake Chemical Corp.
               8.750%, 07/15/11...........          88,088
               Weyerhaeuser Co.
     129,000   5.950%, 11/01/08...........         135,059
      13,000   6.125%, 03/15/07...........          13,366
     330,000   6.750%, 03/15/12...........         363,079
      30,000   7.375%, 03/15/32...........          35,375
               Williams Cos., Inc.
     150,000   7.625%, 07/15/19...........         168,750
   1,000,000   7.750%, 06/15/31#..........       1,102,500
     200,000   7.875%, 09/01/21...........         227,500
     165,000   8.750%, 03/15/32...........         198,206
      30,000   Wisconsin Electric Power
               4.500%, 05/15/13...........          29,951
      10,000   World Savings Bank FSB
               4.500%, 06/15/09...........          10,083
   2,075,000   Wyeth
               5.500%,
               03/15/13-02/01/14..........       2,183,961
               XTO Energy, Inc.
      25,000   5.000%, 01/31/15...........          24,943
     100,000   6.250%, 04/15/13...........         108,224
     225,000   7.500%, 04/15/12...........         258,782
               Zions Bancorp
      25,000   5.650%, 05/15/14...........          26,473
      25,000   6.000%, 09/15/15...........          27,259
                                            --------------
                                               205,483,258
                                            --------------
TOTAL U.S. CORPORATE OBLIGATIONS
  (Cost $281,661,198 )....................     289,041,026
                                            --------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS -- 64.8%
FEDERAL FARM CREDIT BANK -- 0.0%
               Federal Farm Credit Bank
$    100,000   3.000%, 04/15/08...........  $       97,931
     100,000   3.250%, 06/15/07...........          98,883
                                            --------------
                                                   196,814
                                            --------------
FEDERAL HOME LOAN BANK SYSTEM -- 0.8%
               Federal Home Loan Bank
               System
     100,000   2.625%, 02/16/07...........          97,970
   1,000,000   2.750%, 08/15/06...........         988,708
      25,000   3.000%, 10/19/06...........          24,743
      60,000   3.200%, 11/29/06...........          59,486
   1,200,000   3.250%, 12/17/07#..........       1,182,996
     250,000   3.450%, 01/10/07...........         248,618
   1,790,000   3.625%,
               01/15/08-11/14/08..........       1,775,426
     600,000   3.750%,
               03/07/07-08/18/09..........         596,504
     450,000   3.875%,
               12/01/06-12/20/06..........         450,357
     350,000   4.000%,
               06/13/07-03/10/08..........         350,247
     250,000   4.250%, 11/02/10...........         252,086
     350,000   4.375%, 01/25/10...........         349,036
     500,000   4.500%, 09/16/13...........         509,130
     100,000   5.050%, 01/26/15#..........         101,223
      50,000   5.375%, 08/15/18...........          54,583
                                            --------------
                                                 7,041,113
                                            --------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 8.5%
               Federal Home Loan Mortgage
               Corp.
   1,000,000   2.375%, 02/15/07...........         977,765
      30,000   2.400%, 03/29/07...........          29,297
      50,000   2.700%, 03/16/07...........          49,048
   2,500,000   2.750%,
               10/15/06-03/15/08..........       2,453,790
     100,000   2.850%, 02/23/07...........          98,293

Principal
Amount                                          Value
----------------------------------------------------------
$     15,000   2.875%, 09/18/07...........  $       14,701
      50,000   3.000%, 03/28/07...........          49,328
     100,000   3.050%, 01/19/07...........          98,880
      60,000   3.375%, 08/23/07...........          59,459
      50,000   3.500%, 03/24/08...........          49,517
      40,000   3.550%, 11/15/07...........          39,572
     100,000   3.875%, 01/12/09...........          99,134
     950,049   4.000%,
               11/01/19-02/01/20..........         929,380
     140,000   4.125%,
               11/18/09-02/24/11..........         138,887
     300,000   4.250%,
               05/23/08-05/22/13..........         299,840
   7,345,000   4.500%, 11/15/11-TBA.......       7,332,074
     150,000   4.750%, 10/11/12...........         150,164
   1,000,000   4.875%, 11/15/13...........       1,046,274
  18,779,259   5.000%, 01/30/14-TBA.......      18,800,162
   1,610,000   5.125%,
               10/15/08-03/10/14..........       1,632,431
     100,000   5.200%, 03/05/19...........         101,525
      20,000   5.250%, 12/01/14...........          19,963
     100,000   5.300%, 05/12/20...........         101,895
  25,020,923   5.500%, 07/15/06-TBA.......      25,440,905
   6,654,916   6.000%,
               06/15/11-02/01/35..........       6,893,534
     400,000   6.250%, 07/15/32...........         502,244
   2,949,720   6.500%, 06/14/24-TBA.......       3,055,743
   2,000,000   6.783%, 08/18/05...........       2,008,654
   3,000,000   6.875%, 09/15/10...........       3,395,373
   1,541,120   7.000%,
               05/01/30-12/01/33..........       1,622,664
     328,148   7.500%,
               09/01/29-05/01/31..........         351,420
     343,395   8.000%,
               07/01/30-05/01/31..........         369,793
                                            --------------
                                                78,211,709
                                            --------------
FEDERAL HOME LOAN PC -- 0.7%
               Federal Home Loan PC
   2,724,326   4.500%,
               12/01/18-06/01/19..........       2,714,557
   3,867,061   5.000%,
               02/01/19-07/01/19..........       3,912,584
                                            --------------
                                                 6,627,141
                                            --------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 20.1%
               Federal National Mortgage
               Association
$    230,000   2.710%, 01/30/07...........  $      226,145
      50,000   2.810%, 09/28/06...........          49,349
   1,500,000   3.000%, 08/15/07...........       1,474,815
     375,000   3.125%,
               07/15/06-03/16/09..........         369,714
     100,000   3.250%, 12/21/06...........          99,182
     500,000   3.250%, 11/15/07#..........         493,356
     540,000   3.375%,
               05/15/07-12/15/08..........         530,980
     728,494   3.460%, 06/25/43...........         724,820
     100,000   3.660%, 02/25/09...........          99,065
   2,629,080   3.750%,
               05/17/07-05/25/30..........       2,582,453
   5,449,924   4.000%,
               05/01/19-03/25/24..........       5,357,714
     200,000   4.150%, 09/10/09...........         198,892
     350,000   4.200%,
               03/24/08-06/08/09..........         350,745
  18,670,848   4.500%, 06/01/18-TBA.......      18,477,712
   1,490,000   4.610%, 10/10/13...........       1,485,445
     800,000   4.625%, 10/15/14...........         820,459
   1,748,441   4.710%, 09/25/43...........       1,748,412
   1,000,000   5.000%, 01/15/07#..........       1,018,193
  32,672,725   5.000%, 04/15/15-TBA.......      32,857,005
   1,800,000   5.250%, 04/15/07...........       1,844,125
  36,733,686   5.500%, 02/15/06-TBA.......      37,317,066
     100,000   5.750%, 02/17/22...........         100,249
  30,449,213   6.000%, 04/01/17-TBA.......      31,232,308
   4,000,000   6.125%, 03/15/12#..........       4,473,308
   5,400,000   6.250%, 02/01/11...........       5,917,136
  25,007,601   6.500%,
               05/01/16-05/01/35..........      25,911,938
   3,100,000   6.625%,
               09/15/09-11/15/30..........       3,435,642
      13,250   7.000%, 12/31/07(b)........         738,274
   3,487,048   7.000%,
               01/01/28-11/01/32..........       3,678,486
     500,000   7.250%, 05/15/30...........         694,132
     778,205   7.500%,
               10/01/15-03/01/31..........         829,830

Principal
Amount                                          Value
----------------------------------------------------------
$    343,443   8.000%, 07/01/25...........  $      369,244
      72,385   8.500%,
               12/01/26-07/01/27..........          79,032
                                            --------------
                                               185,585,226
                                            --------------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION -- 5.8%
               Government National
               Mortgage Association
  22,864,859   5.000%, 07/15/33-TBA.......      23,057,629
   3,266,005   5.500%, 02/15/33-TBA.......       3,337,472
  21,563,918   6.000%, 09/15/28-TBA.......      22,240,888
   2,427,852   6.500%,
               08/15/28-11/15/32..........       2,538,752
     844,641   7.000%,
               01/15/23-04/15/29..........         897,876
     486,723   7.500%,
               10/15/22-09/15/29..........         523,978
      99,312   8.000%,
               10/15/29-07/15/30..........         107,356
     824,468   6.000%, 12/15/32...........         851,349
                                            --------------
                                                53,555,300
                                            --------------
TENNESSEE VALLEY
  AUTHORITY -- 0.1%
               Tennessee Valley Authority
     100,000   4.375%, 06/15/15...........         100,728
      25,000   4.650%, 06/15/35...........          25,043
     100,000   6.150%, 01/15/38...........         124,846
      50,000   6.250%, 12/15/17...........          58,715
     125,000   6.750%, 11/01/25...........         161,025
                                            --------------
                                                   470,357
                                            --------------
U.S. TREASURY BONDS -- 4.7%
               United States Treasury
               Bonds
     580,000   0.0%, 11/15/21#(f).........         285,793
   2,090,000   5.250%,
               11/15/28-02/15/29#.........       2,389,996
  10,100,000   5.375%, 02/15/31#..........      11,918,000
   1,500,000   6.000%, 02/15/26#..........       1,848,164
   1,000,000   6.125%, 11/15/27#..........       1,262,891
     930,000   6.130%, 11/15/27#..........         353,557
   9,440,000   6.250%,
               08/15/23-05/15/30#.........      12,152,332

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

Principal
Amount                                          Value
----------------------------------------------------------
$    400,000   6.500%, 11/15/26#..........  $      522,922
     500,000   7.125%, 02/15/23#..........         675,703
   3,900,000   7.250%,
               05/15/16-08/15/22#.........       5,074,254
     800,000   8.000%, 11/15/21#..........       1,152,718
   2,750,000   8.125%,
               08/15/19-08/15/21#.........       3,940,196
     150,000   10.375%, 11/15/12..........         172,529
     800,000   12.000%, 08/15/13..........         993,313
     400,000   13.250%, 05/15/14..........         535,984
                                            --------------
                                                43,278,352
                                            --------------
U.S. TREASURY NOTES -- 20.8%
               United States Treasury
               Notes
     700,000   1.500%,
               07/31/05-03/31/06#.........         697,337
     101,914   1.625%, 01/15/15#..........         101,544
     300,000   1.875%, 12/31/05#..........         297,738
   2,310,000   2.250%, 02/15/07#..........       2,260,462
   1,475,000   2.375%,
               08/15/06-08/31/06#.........       1,455,359
  11,130,000   2.500%,
               09/30/06-10/31/06#.........      10,977,492
  13,270,000   2.625%,
               11/15/06-03/15/09#.........      12,980,559
   2,515,000   2.750%,
               06/30/06-08/15/07#.........       2,489,732
   3,230,000   2.875%, 11/30/06#..........       3,197,070
  15,500,000   3.000%,
               12/31/06-02/15/08#.........      15,307,642
   5,770,000   3.125%,
               01/31/07-09/15/08#.........       5,718,376
   3,000,000   3.250%,
               08/15/07-08/15/08#.........       2,971,367
  17,930,000   3.375%, 02/15/08#(g).......      17,799,721
   6,110,000   3.375%,
               11/15/08-10/15/09#.........       6,035,994
  12,400,000   3.500%,
               11/15/06-02/15/10#.........      12,318,546
   3,342,269   3.625%,
               04/30/07-01/15/10#.........       3,384,428
   1,900,000   3.625%, 06/15/10...........       1,889,428
   2,000,000   3.750%, 03/31/07#..........       2,003,046
   1,300,000   3.750%, 05/15/08...........       1,302,844
  13,630,000   3.875%,
               05/15/10-02/15/13#.........      13,652,750
  13,420,000   4.000%,
               06/15/09-02/15/15#.........      13,562,530
   4,575,000   4.125%, 05/15/15#..........       4,641,836
  12,815,000   4.250%,
               08/15/13-11/15/14#.........      13,129,655
   1,700,000   4.375%,
               05/15/07-08/15/12#.........       1,746,433

Principal
Amount                                          Value
----------------------------------------------------------
$  7,380,000   4.750%,
               11/15/08-05/15/14#.........  $    7,786,123
   1,435,000   4.875%, 02/15/12#..........       1,524,015
  10,030,000   5.000%,
               02/15/11-08/15/11#.........      10,690,267
   1,000,000   5.500%,
               02/15/08-05/15/09#.........       1,055,977
   7,500,000   5.750%,
               11/15/05-08/15/10#.........       7,608,534
   1,000,000   6.000%, 08/15/09#..........       1,086,523
  10,700,000   6.500%, 02/15/10#(g).......      11,940,955
                                            --------------
                                               191,614,283
                                            --------------
U.S. TREASURY PRINCIPAL
  STRIP -- 3.3%
               United States Treasury
               Inflation Indexed Bonds
   5,937,291   0.875%, 04/15/10#(h).......       5,790,711
     413,221   1.875%, 07/15/13#(h).......         422,050
      52,659   2.000%, 01/15/14(h)........          54,241
     185,828   2.000%, 07/15/14#(h).......         191,483
   1,847,960   2.375%, 01/15/25#(h).......       2,022,866
   8,895,795   3.375%, 01/15/07-
               01/15/12#(h)...............       9,219,258
   6,206,964   3.625%, 04/15/28#(h).......       8,339,882
   1,969,171   3.875%, 01/15/09-
               04/15/29#(h)...............       2,217,768
   1,723,409   4.250%, 01/15/10#(h).......       1,939,372
                                            --------------
                                                30,197,631
                                            --------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $588,887,746).....................
                                               596,777,926
                                            --------------

   Shares
   ------
COMMON STOCKS -- 0.2%
CHEMICALS -- 0.0%
       1,732   Applied Extrusion
               Technologies, Inc.
               Class B *..................          40,318
                                            --------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)


   Shares                                       Value
----------------------------------------------------------
COMMUNICATIONS -- 0.0%
       4,354   Liberty Global, Inc.*......  $      203,201
                                            --------------
COMPUTERS & INFORMATION -- 0.1%
         880   Globix Corp.*..............               0
       5,784   NTL, Inc.*.................         395,742
                                            --------------
                                                   395,742
                                            --------------
TELECOMMUNICATIONS -- 0.1%
      13,803   Spectrasite, Inc.*.........       1,027,357
      10,002   Telewest Global, Inc.*.....         227,846
                                            --------------
                                                 1,255,203
                                            --------------
TOTAL COMMON STOCKS
  (Cost $1,116,972).......................       1,894,464
                                            --------------
PREFERRED STOCKS -- 0.0%
TELECOMMUNICATIONS -- 0.0%
         226   Alamosa Holdings, Inc.*....         233,260
                                            --------------
                                                   233,260
                                            --------------
TOTAL PREFERRED STOCKS
  (Cost $64,410)..........................         233,260
                                            --------------
WARRANTS -- 0.0%
         115   American Tower Escrow
               Corp.(a)...................          34,081
                                            --------------
TOTAL WARRANTS
  (Cost $7,954)...........................          34,081
                                            --------------
 Principal
   Amount
 ---------
MUNICIPALS -- 0.1%
ILLINOIS -- 0.0%
               State of Illinois G.O.
$     50,000   4.950%, 06/01/23...........          51,500
      50,000   5.100%, 06/01/33...........          52,130
                                            --------------
                                                   103,630
                                            --------------

Principal
Amount                                          Value
----------------------------------------------------------
NEW JERSEY -- 0.0%
$    100,000   New Jersey State Turnpike
               Authority, Rev. Bond, Ser.
               B
               4.252%, 01/01/16...........  $       99,098
                                            --------------
OREGON -- 0.1%
      50,000   Oregon School Boards
               Association, Rev .Bond
               (FSA)
               5.528%, 06/30/28...........          55,181
               State of Oregon G.O
      50,000   5.762%, 06/01/23...........          55,950
     100,000   5.892%, 06/01/27...........         115,440
                                            --------------
                                                   226,571
                                            --------------
WISCONSIN -- 0.0%
      50,000   State of Wisconsin, Rev.
               Bond, Ser. A (FSA)
               5.700%, 05/01/26...........          55,424
                                            --------------
TOTAL MUNICIPALS
  (Cost $432,783).........................         484,723
                                            --------------

   Shares
   ------
PURCHASED OPTIONS -- 0.0%
CALL OPTIONS -- 0.0%
          12   Eurodollar Futures Strike
               95.75 Expires 09/19/2005...          12,000
         135   Eurodollar Futures Strike
               96.00 Expires 09/19/2005...          54,844
          25   Eurodollar Futures Strike
               96.00 Expires 09/19/2005...          40,625
          44   Eurodollar Futures Strike
               96.25 Expires 03/13/2006...          12,375
           9   United States Treasury Bond
               Futures Strike 118.00
               Expires 08/26/2005.........          17,156
                                            --------------
                                                   137,000
                                            --------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)


Shares                                          Value
----------------------------------------------------------
PUT OPTIONS -- 0.0%
          17   Eurodollar Futures Strike
               94.00 Expires 06/19/2005...  $          106
           7   Eurodollar Futures Strike
               95.00 Expires 09/19/2005...              88
          44   Eurodollar Futures Strike
               96.00 Expires 03/13/2006...          22,550
           2   Eurodollar Futures Strike
               96.50 Expires 09/19/2005...           1,775
          23   United States Treasury
               Notes 5 Year Futures Strike
               104.00 Expires
               08/26/2005.................             359
                                            --------------
                                                    24,878
                                            --------------
TOTAL PURCHASED OPTIONS
  (Cost $330,965).........................         161,878
                                            --------------
 Principal
   Amount
 ---------
SHORT-TERM
INVESTMENTS -- 30.9%
CASH EQUIVALENTS -- 0.0%
$    205,000   Federal National Mortgage
               Association
               0.0%, 12/05/05(f)(i).......         202,007
                                            --------------
COLLATERAL FOR SECURITIES ON
  LOAN -- 24.5%
 226,156,493   State Street Navigator
               Securities Lending Prime
               Portfolio
               3.196%(j)(k)(l)............     226,156,493
                                            --------------
COMMERCIAL PAPER -- 5.2%
   1,579,000   Barton Cap Corp.
               3.130%, 07/13/05(g)........       1,577,353
   9,144,000   Credit Suisse First Boston
               LLC
               3.150%, 07/13/05(g)........       9,134,399

Principal
Amount                                          Value
----------------------------------------------------------
$  6,500,000   DaimlerChrysler NA Holding
               Corp.
               3.310%, 07/14/05(g)........  $    6,492,231
   5,000,000   Fairway Financing Corp.
               0.0%, 07/13/05(g)..........       4,994,783
   6,500,000   Four Winds Funding Corp.
               3.220%, 07/14/05(g)........       6,492,442
   5,000,000   Lake Constance Funding LLC
               0.0%, 07/19/05(g)..........       4,991,925
   5,000,000   Liberty Street Funding
               Corp.
               0.0%, 07/13/05(g)..........       4,994,783
   9,000,000   Market Street Funding Corp.
               3.135%, 07/14/05(g)........       8,989,811
                                            --------------
                                                47,667,727
                                            --------------
MUTUAL FUND -- 0.9%
   8,559,395   Goldman Sachs Prime
               Obligations Fund
               3.048%, 12/31/30(g)(j).....       8,559,395
                                            --------------
REPURCHASE AGREEMENTS -- 0.3%
   2,600,000   Deutsche Bank Repurchase
               Agreement
               3.250%, 07/01/05(g)(m).....       2,600,000
                                            --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $285,185,622).....................     285,185,622
                                            --------------
TOTAL INVESTMENTS -- 132.6%
  (Cost $1,202,681,634)...................   1,221,968,188
Liabilities in excess of
other assets -- (32.6)%...................    (300,519,094)
                                            --------------
TOTAL NET ASSETS -- 100.0%................  $  921,449,094
                                            ==============

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

SECURITY ABBREVIATIONS:
FSA -- Financial Security Assurance Co.
REIT -- Real Estate Investment Trust
Yankee-Dollar -- U.S. Dollar denominated bonds issued by non-U.S. companies or foreign governments and traded on an exchange in the U.S.

NOTES TO THE PORTFOLIO OF INVESTMENTS:
*    -- Non-income producing security.
#    -- Represents security, or portion thereof, on loan as of June 30, 2005.
(a) -- 144A securities. Securities restricted for resale to Qualified Institutional Buyers.
(b) -- Indicates a variable rate security. The rate shown reflects the current interest rate in effect at June 30, 2005.
(c) -- Indicates a security with a step coupon. The security is issued with a zero coupon and steps to the stated coupon at a predetermined date and remains in effect until final maturity.
(d)  -- Represents a security which is fair-valued.
(e)  -- Security currently in default.
(f) -- Security is issued with a zero coupon. Income is recognized through the accretion of discount.
(g) -- All or a portion of these securities have been pledged to cover collateral requirements for delayed delivery transactions.
(h) -- Represents a Treasury Inflation -- Protected Security (TIPS). The interest and redemption payments for TIPS are tied to inflation as measured by the Consumer Price Index.
(i) -- All or a portion of these securities have been pledged to cover collateral requirements for open futures.
(j)  -- Rate quoted represents the seven day yield of the Fund.
(k)  -- Indicates an affiliated issuer.
(l) -- Represents security purchased with cash collateral received for securities on loan.
(m) -- Repurchase agreement dated 6/30/05, due 7/1/05 with a repurchase value of $2,600,235. Collateralized by $2,610,000 Federal National Mortgage Association 4.72% due 3/15/2010. The aggregate market value, including accrued interest, of the collateral was $2,672,634.

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2005 (Unaudited) (continued)

FUTURES CONTRACTS:

                                                                                                                     Unrealized
  Number of                                                               Expiration    Notional      Notional     Appreciation/
  Contracts     Face Value              Underlying Securities                Date         Cost          Value      (Depreciation)
  ---------     -----------   ------------------------------------------  ----------   -----------   -----------   --------------
Long Position
--------------
     260         65,000,000   EuroDollar Futures                           Sep-2005    $62,745,687   $62,497,500     $(248,187)
      31          7,750,000   EuroDollar Futures                           Dec-2005      7,463,380     7,442,325       (21,055)
      6           1,500,000   EuroDollar Futures                           Mar-2006      1,438,993     1,440,150         1,157
     113         28,250,000   EuroDollar Futures                           Jun-2006     27,071,065    27,118,587        47,522
      6           1,500,000   EuroDollar Futures                           Sep-2006      1,439,767     1,439,700           (67)
     119         11,900,000   U.S. Treasury Note 5 Year Futures            Sep-2005     12,929,275    12,957,985        28,710
                                                                                                                     ---------
                                                                                                                      (191,920)
                                                                                                                     =========
Short Position
--------------
     386         38,600,000   U.S. Treasury Note 10 Year Futures           Sep-2005     43,661,873    43,798,937      (137,064)
      95          9,500,000   U.S. Treasury Bond Futures                   Sep-2005     11,255,181    11,281,250       (26,069)
                                                                                                                     ---------
                                                                                                                     $(163,133)
                                                                                                                     =========

WRITTEN OPTIONS:

                                                                           Exercise    Expiration    Current
                        Description                           Contracts     Price        Month        Value
                        -----------                           ---------    --------    ----------    --------
Call Options:
 U.S. Treasury Notes 10 year Futures                             13           111       Aug '05      $(34,734)
 U.S. Treasury Notes 10 year Futures                              6           113       Aug '05        (7,031)
 EuroDollar Futures                                               9         96.25       Sep '05          (844)
Put Options:
 U.S. Treasury Bonds Futures                                      9           111       Aug '05          (563)
 U.S. Treasury Notes 5 year Futures                              36         108.5       Aug '05       (14,625)
                                                                                                     --------
 (premiums received $86,500)                                                                         $(57,797)
                                                                                                     ========

    The accompanying notes are an integral part of the financial statements.

DIVERSIFIED BOND FUND                            As of June 30, 2005 (Unaudited)

PORTFOLIO SECTOR INFORMATION

Reflected as a percentage of total long-term investments

[BAR CHART]

U.S. Government                                                                  34.2
U.S. Government Asset Backed                                                     29.4
U.S. Corporate Bonds                                                             22.6
Collateralized Mortgage Obligations                                               4.8
Other Asset Backed                                                                3.4
Foreign Corporate Bonds                                                           2.9
Foreign Government                                                                1.1
Auto Credit Receivable                                                            0.7
Credit Card Receivable                                                            0.4
Common Stock                                                                      0.2
Other                                                                             0.2
Preferred Stock                                                                   0.1

    The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
CitiStreet Funds, Inc. / June 30, 2005 (Unaudited)

NOTE 1. ORGANIZATION
CitiStreet Funds, Inc., (the "Company"), was organized as a Maryland corporation in December 1992. It is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. It consists of four separate funds (each a "Fund", collectively the "Funds"): CitiStreet International Stock Fund ("International Stock Fund"), CitiStreet Small Company Stock Fund ("Small Company Stock Fund"), CitiStreet Large Company Stock Fund ("Large Company Stock Fund") and CitiStreet Diversified Bond Fund ("Diversified Bond Fund").

The Funds currently offer two classes of shares: I Shares and R Shares. Both the I Shares and R Shares are authorized to issue up to 100,000,000 shares at a par value of $.01 each. Expenses of the Funds are borne pro-rata by the holders of each class of shares, except for an administrative fee and a distribution fee of up to 0.10% and 0.25%, respectively, of the average daily net assets of the R Shares. Each class votes separately as a class only with respect to its own distribution plan (R Shares only) or other matters that relate only to that class. Shares of each class would receive their pro-rata share of the net assets of the Funds (after satisfaction of any class-specific expenses) if the Funds were liquidated. In addition, the Company declares separate dividends on each class of shares. The R Shares commenced operations on October 1, 2002.

For each Fund, I Shares are offered only to life insurance company separate accounts to serve as the underlying investment vehicle for variable annuity and variable life insurance contracts; qualified retirement plans, including sec.403(b) arrangements, as permitted by Treasury regulations; and insurance companies and their affiliates. The R Shares are available only through qualified retirement plans (including sec.403(b) arrangements, as permitted by Treasury regulations), that require a fee from Fund assets to procure distribution and administrative services to plan participants.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A) SECURITIES VALUATION
Equity securities, options and futures contracts are valued based on market quotations. Equity securities traded on a national exchange, foreign exchange or over-the-counter markets are valued daily at the last sales price. Equity securities traded on the Nasdaq system are valued at their official closing price. If there was no sale on such day, the securities are valued at the mean between the most re-

Notes to Financial Statements
CitiStreet Funds, Inc. / June 30, 2005 (Unaudited) (continued)

A) SECURITIES VALUATION (CONTINUED)
cently quoted bid and asked prices. Debt securities with remaining maturities of more than 60 days are valued using an independent pricing service. Debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. The Funds value securities or assets without readily-available market quotations at fair value under their established procedures. A Fund may also use fair value pricing if it determines that the market quotation is not reliable. For example, a Fund may use fair value pricing for a foreign security if a significant event affecting its value occurs between the closing of the exchange and the time the Fund values its shares.

B) FINANCIAL INSTRUMENTS
The Funds may utilize futures contracts, options, and forward foreign currency contracts to manage their exposure to the equity and bond markets and to fluctuations in interest rates and currency values and for investment purposes. The primary risks associated with the use of these financial instruments are (a) an imperfect correlation between the change in market value of the other securities held by the Funds and the change in market value of these financial instruments, (b) the possibility of an illiquid market, and (c) the non-performance of the counterparties under the terms of the contract. As a result, the use of these financial instruments may involve, to a varying degree, risk of loss in excess of the amounts recognized in the statements of assets and liabilities.

C) FUTURES CONTRACTS
Initial margin deposits made upon entering into futures contracts, if applicable, are recognized as assets due from the broker. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the value of the contract at the end of each day's trading. Changes in unrealized gains or losses are recorded as a variation margin and settled daily with the broker through cash receipts or cash payments, respectively. Gains and losses are realized upon the expiration or closing of the futures contract. At June 30, 2005, the Funds had segregated sufficient cash and/or securities to cover margin requirements on open future contracts.

D) OPTIONS
The premium paid by a Fund for the purchase of a call or put option is included in the Fund's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current market value of the option purchased. If an option which the Fund has purchased expires on its stipulated expiration date, the Fund realizes a loss for the amount of the cost of the option. If the

Notes to Financial Statements
CitiStreet Funds, Inc. / June 30, 2005 (Unaudited) (continued)

D) OPTIONS (CONTINUED)
Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The premium received by a Fund for a written option is recorded as a liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund is obligated to purchase.

E) FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may enter into forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. The Diversified Bond Fund may enter into forward foreign currency contracts for investment purposes as well. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values.

F) REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with institutions that the Manager or the relevant subadvisor has determined are creditworthy wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The Funds will not enter into repurchase agreements unless the agreement is fully collateralized. Securities purchased subject to the repurchase agreement are deposited with the custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value at least equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the seller is required to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repur-

Notes to Financial Statements
CitiStreet Funds, Inc. / June 30, 2005 (Unaudited) (continued)

F) REPURCHASE AGREEMENTS (CONTINUED)
chase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

G) CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rate of exchange at the end of the period. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when accrued.

The Funds do not isolate that portion of currency gains and losses resulting from changes in foreign exchange rates on investments denominated in foreign currencies from the fluctuations arising from changes in market prices of these investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of foreign short-term securities and foreign currencies, including forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, from the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities denominated in foreign currencies other than investments in securities at fiscal year end, resulting from changes in the exchange rate and changes in the value of forward foreign currency exchange contracts held.

H) DOLLAR ROLL TRANSACTIONS
The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as purchase and sales transactions. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. These transactions also present a risk from the potential inability of counterparties to meet their contractual obligations.

Notes to Financial Statements
CitiStreet Funds, Inc. / June 30, 2005 (Unaudited) (continued)

I) TAXES
It is the Company's policy to comply with the provisions of the Internal Revenue Code Subchapter M applicable to a regulated investment company. Under such provisions, the Company will not be subject to federal income tax as the Company intends to distribute as dividends substantially all of the net investment income, if any, of each Fund. The Company also intends to distribute annually all of its net realized capital gains of each Fund. Such dividends and distributions are automatically reinvested in additional shares of the Funds.

J) DISTRIBUTIONS
Dividends from net investment income and capital gains distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. As a result, dividends and distributions differ from net investment income and net realized capital gains due to permanent and temporary differences, primarily the deferral of losses due to wash sales. Distributions which were the result of permanent differences between book and tax amounts, primarily due to the differing treatment of foreign currency transactions and the inability to carry net operating losses forward to future years, have been reclassified among additional paid-in capital, undistributed net investment income and accumulated net realized gains.

K) SECURITIES TRANSACTIONS
Investment transactions are recorded based on the trade date. Realized gains and losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on securities, is recorded daily.

L) SECURITIES LENDING
The Funds may lend their securities to qualified brokers. The Company and the Board of Directors closely monitor the credit quality of the qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan including accrued income. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities which is included in interest income on the Statements of Operations (see Note 3).

M) ALLOCATION OF OPERATING ACTIVITY
Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Administration Service fees and distribution fees, which are directly attributable to the R Shares, are charged to the R Shares operations.

Notes to Financial Statements
CitiStreet Funds, Inc. / June 30, 2005 (Unaudited) (continued)

N) RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Subsequently, securities of some foreign issuers may be less liquid and more volatile than domestic issuers due to political and economic instability and lenient governmental supervision and regulation.

O) RECLASSIFICATIONS
Certain amounts in the prior period have been reclassified to conform to the current period presentation.

NOTE 3. MANAGEMENT, SUBADVISORY AND TRANSACTIONS WITH AFFILIATES
The Company has entered into a management agreement with CitiStreet Funds Management LLC ("CFM"), pursuant to which CFM manages the investment operations of the Company and administers the Company's affairs. Each Fund pays CFM a fee for its services that is computed daily and paid monthly at an annual rate of 0.25% of the Fund's average net assets. The Company and CFM have entered into subadvisory agreements for investment advisory services in connection with the management of each of the Funds. CFM supervises the subadvisors' performance of advisory services and will make recommendations to the Company's Board of Directors with respect to the retention or renewal of the subadvisory agreements. CFM pays for the cost of compensating officers of the Company, occupancy, and certain clerical and accounting costs of the Company. The Company bears all other costs and expenses. Each Fund pays its respective subadvisor(s) directly.

CFM's management fees for the six months ended June 30, 2005 were $3,691,894. During the six months ended June 30, 2005, the Funds also paid $3,190,516 to the subadvisors.

Each Fund pays its subadvisor a fee that is computed daily and paid monthly at the annual rates specified below based upon the value of the Fund's average daily net assets allocated to that subadvisor.

FUND & SUBADVISOR                                                                      SUBADVISOR'S FEE
-----------------------------------------------------------       -----------------------------------------------------------
International Stock Fund
- Bank of Ireland Asset Management (U.S.)                         -   0.45% for first $50 million in assets, plus
 Limited (through 3/06/05)                                        -   0.40% for next $50 million in assets, plus
                                                                  -   0.30% for assets over $100 million

Notes to Financial Statements
CitiStreet Funds, Inc. / June 30, 2005 (Unaudited) (continued)

FUND & SUBADVISOR                                                                      SUBADVISOR'S FEE
-----------------------------------------------------------       -----------------------------------------------------------
- Alliance Capital Management L.P. (began 3/07/05)                -   0.55% for first $100 million in assets, plus
                                                                  -   0.50% for next $50 million in assets, plus
                                                                  -   0.40% for assets over $150 million
-  Citigroup Asset Management Limited(#) (through 3/06/05)        -   0.55% for first $50 million in assets, plus
                                                                  -   0.50% for next $50 million in assets, plus
                                                                  -   0.45% for assets over $100 million
- Oeschle International Advisors, L.L.C. (began 3/07/05)          -   0.50% for first $100 million in assets, plus
                                                                  -   0.45% for next $50 million in assets, plus
                                                                  -   0.40% for assets over $100 million
- SSgA Funds Management, Inc.(#) (through 3/06/05)                -   0.55% for first $50 million in assets, plus
                                                                  -   0.50% for next $50 million in assets, plus
                                                                  -   0.45% for assets over $100 million
- SSgA Funds Management, Inc.(#) (began 3/07/05)                  -   0.50% for first $50 million in assets, plus
                                                                  -   0.45% for next $50 million in assets, plus
                                                                  -   0.40% for assets over $100 million

Small Company Stock Fund
- TCW Investment Management Company                               -   0.50% for first $50 million in assets, plus
                                                                  -   0.45% for next $50 million in assets, plus
                                                                  -   0.40% for assets over $100 million
- Travelers Investment Management Company(#) (through             -   0.50% of assets
 3/06/05)
- Babson Capital Management L.L.C. (began 3/07/05)                -   0.50% for first $50 million in assets, plus
                                                                  -   0.45% for next $50 million in assets, plus
                                                                  -   0.40% for assets over $100 million
- SSgA Funds Management, Inc.(#)                                  -   0.08% for first $50 million in assets, plus
                                                                  -   0.06% for next $50 million in assets, plus
                                                                  -   0.04% for assets over $100 million
                                                                   (minimum $50,000 on an annualized basis)
Large Company Stock Fund
- Smith Barney Fund Management LLC(#)                             -   0.45% for first $45 million in assets, plus
                                                                  -   0.35% for assets over $45 million

Notes to Financial Statements
CitiStreet Funds, Inc. / June 30, 2005 (Unaudited) (continued)

FUND & SUBADVISOR                                                                      SUBADVISOR'S FEE
-----------------------------------------------------------       -----------------------------------------------------------
-  SSgA Funds Management, Inc.(#)                                 -   0.05% for first $50 million in assets, plus
                                                                  -   0.04% for next $50 million in assets, plus
                                                                  -   0.02% for assets over $100 million
                                                                   (minimum $50,000 on an annualized basis)
- Wellington Management Company LLP                               -   0.45% of assets
Diversified Bond Fund
- Salomon Brothers Asset Management Inc.(#)                       -   0.35% for first $50 million in assets, plus
                                                                  -   0.30% for next $50 million in assets, plus
                                                                  -   0.25% for assets over $100 million
- SSgA Funds Management, Inc.(#)                                  -   0.05% in assets

- Western Asset Management Company                                -   0.25% for first $250 million in assets, plus
                                                                  -   0.15% for assets over $250 million

# -- subadvisor is an affiliate of CFM

For the six months ended June 30, 2005 CFM's affiliated subadvisors, Citigroup Asset Management, Salomon Brothers Asset Management, Inc., Smith Barney Fund Management LLC, SSgA Funds Management, Inc. and Travelers Investment Management Company earned $107,691, $328,247, $391,948, $408,953, $94,836, respectively, in subadvisory fees from the Funds.

The Company has entered into an administrative agreement with CFM pursuant to which CFM is responsible for recordkeeping, subaccounting and other administrative services for R Shares shareholders. CFM receives an administrative services fee at an annual rate of up to 0.10% of the average daily net assets of the R Shares for such services to investors in the R Shares. CFM does not currently charge an administrative service fee for to investors in the I Shares.

The Company has entered into a distribution and shareholder service agreement with CitiStreet Equities LLC, the Funds' distributor and an affiliate of CFM, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan of Distribution, the R shares of each Fund may pay CitiStreet Equities LLC an annual rate of up to 0.25% of the average daily net assets of the R Shares as compensation for distribution and shareholder services.

State Street Bank & Trust Company ("State Street"), an affiliate of CFM, is the custodian of the assets and the accounting services agent for the Funds. In that capacity, State Street has agreed to provide custodial and accounting services to, and keep the accounts and records of, the Company. For the six months ended June 30, 2005 State Street has been compensated by the Funds $643,763 for

Notes to Financial Statements
CitiStreet Funds, Inc. / June 30, 2005 (Unaudited) (continued)

these services. State Street also assists CFM in providing certain administrative services for the Company, for which CFM and not the Company, reimbursed State Street.

Boston Financial Data Services ("BFDS"), an affiliate of CFM, serves as the Company's transfer agent and dividend disbursing agent. For the six months ended June 30, 2005 the Company paid BFDS $40,335 for these services.

State Street Global Securities Lending ("SSGL"), an affiliate of CFM, serves as the securities lending agent for the Company. SSGL receives compensation as the Company's lending agent and pays the Funds a fee in return for the lending of their securities to qualified counterparties. For the six months ended June 30, 2005, SSGL received compensation and the Funds earned income as follows:

                                                              Compensation   Income Earned
                                                              ------------   -------------
International Stock Fund....................................    $118,857       $218,890
Small Company Stock Fund....................................      51,869        112,621
Large Company Stock Fund....................................          --             --
Diversified Bond Fund.......................................      74,637        498,258

At June 30, 2005, the Funds market value of securities on loan and value of collateral received for securities loaned was as follows:

                                                               Market Value of
                                                              Loaned Securities   Collateral Value
                                                              -----------------   ----------------
International Stock Fund....................................    $ 80,832,953        $ 85,053,299
Small Company Stock Fund....................................     103,775,872         107,505,983
Large Company Stock Fund....................................              --                  --
Diversified Bond Fund.......................................     221,089,437         226,156,493

The International Stock Fund, Small Company Stock Fund, and Large Company Stock Fund paid brokerage commissions to affiliated broker/dealers for portfolio transactions executed on behalf of the Funds. For the six months ended June 30, 2005, International Stock Fund paid commissions to Citigroup Global Markets and State Street Brokerage Services of $15,575 and $21,552, respectively. Small Company Stock Fund paid commissions to Citigroup Global Markets and State Street Brokerage Services of $2,010 and $250,261, respectively. Large Company Stock Fund paid State Street Brokerage Services $48, for the six months ended June 30, 2005.

Notes to Financial Statements
CitiStreet Funds, Inc. / June 30, 2005 (Unaudited) (continued)

NOTE 4. BROKERAGE RECAPTURE ARRANGEMENTS
The International Stock Fund, Small Company Stock Fund and Large Company Stock Fund have entered into brokerage recapture arrangement with certain broker-dealers. The broker-dealers have agreed to pay certain Fund expenses in exchange for the Fund directing a portion of the fund brokerage to these broker-dealers. In no event would a Fund pay increased commissions or receive inferior execution of transaction for executing transaction with these certain broker/dealers.

Under these arrangements for the six months ended June 30, 2005, broker-dealers paid custodian expenses for the International Stock Fund, the Small Company Stock Fund and the Large Company Stock Fund of $14,845, $1,045 and $30,751, respectively.

NOTE 5. SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments and repurchase agreements), for the six months ended June 30, 2005 were:

                                                             International   Small Company   Large Company   Diversified
                                                              Stock Fund      Stock Fund      Stock Fund      Bond Fund
                                                             -------------   -------------   -------------   ------------
Purchases
 U.S. Government...........................................  $         --    $         --    $         --    $283,434,268
 Non-U.S. Government.......................................   595,738,705     229,752,135     145,019,664     229,709,980
                                                             ------------    ------------    ------------    ------------
 Total.....................................................   595,738,705     229,752,135     145,019,664     513,144,248
                                                             ============    ============    ============    ============
Sales
 U.S. Government...........................................  $         --    $         --    $         --    $218,019,358
 Non-U.S. Government.......................................   605,068,522     230,666,691     130,505,419     157,914,436
                                                             ------------    ------------    ------------    ------------
 Total.....................................................   605,068,522     230,666,691     130,505,419     375,933,794
                                                             ============    ============    ============    ============

At June 30, 2005, the cost of securities for federal income tax purposes and the unrealized appreciation of investments for federal income tax purposes for each Fund were as follows:

                                                          International   Small Company   Large Company     Diversified
                                                           Stock Fund      Stock Fund      Stock Fund        Bond Fund
                                                          -------------   -------------   -------------   ---------------
Federal Income Tax Cost.................................  $563,144,089    $503,792,308    $737,212,861    $ 1,202,994,041
                                                          ============    ============    ============    ===============
Gross Unrealized Appreciation...........................  $ 21,727,074    $ 72,660,890    $111,351,538    $    23,794,368
Gross Unrealized Depreciation...........................  $(15,263,352)   $(24,599,709)   $(51,473,300)   $    (4,820,221)
                                                          ------------    ------------    ------------    ---------------
Net Unrealized Appreciation.............................  $  6,463,722    $ 48,061,181    $ 59,878,238    $    18,974,147
                                                          ============    ============    ============    ===============

Notes to Financial Statements
CitiStreet Funds, Inc. / June 30, 2005 (Unaudited) (continued)

NOTE 6. WRITTEN OPTIONS
The Diversified Bond Fund's activity in written options during the six months ended June 30, 2005 was as follows:

                                                              Number of
                                                               Options    Premiums
                                                              ---------   ---------
Options Outstanding at December 31, 2004....................     212      $ 170,425
 Options Written............................................     297        204,428
 Options Canceled in Closing Transactions...................    (194)      (154,609)
 Options Expired............................................    (242)      (168,759)
                                                                ----      ---------
Options Outstanding at June 30, 2005........................      73      $  51,485
                                                                ====      =========

NOTE 7. DELAYED DELIVERY TRANSACTIONS
The Diversified Bond Fund may purchase and sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund instructs its custodian to segregate securities having a value at least equal to the net amount of the purchase commitments.

NOTE 8. FEDERAL INCOME TAXES
For federal income tax purposes, the Funds indicated below have a capital loss carryforward as of June 30, 2005 which is available to offset future capital gains, if any.

                             Capital Loss Carryforward   Expiration Date
                             -------------------------   ---------------
International Stock Fund...        $ (34,710,000)             2010
                                     (36,604,478)             2011
                                   -------------
                                   $ (71,314,578)
                                   =============
Large Company Stock Fund...        $ (38,187,584)             2009
                                     (54,462,464)             2010
                                      (8,067,838)             2011
                                   -------------
                                   $(100,717,886)
                                   =============
Diversified Bond Fund......        $  (9,549,547)             2009
                                   -------------
                                   $  (9,549,547)
                                   =============

                   APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

APPROVAL OF NEW SUBADVISORY AGREEMENTS -- FEBRUARY 2005

On both November 11, 2004 and February 11, 2005, the full Board of Directors (the "Board") of CitiStreet Funds, Inc. (the "Company"), including all Directors who are not interested persons of the Company, as defined by the Investment Company Act of 1940 (the "Independent Directors"), met in person to discuss proposed changes to the subadvisers of the International Stock Fund and the Small Company Stock Fund (each a "Fund," and, collectively, with the Large Company Stock Fund and the Diversified Bond Fund, the "Funds"). CitiStreet Funds Management (the "Manager") proposed that the three subadvisers of the International Stock Fund be replaced and that one of the subadvisers of the Small Company Stock Fund be replaced. Specifically, the Manager proposed that the following changes be made to the International Stock Fund: (1) for the value strategy, replace Bank of Ireland Asset Management (U.S.) Ltd. ("BIAM") with Alliance Capital Management L.P. ("Alliance"); (2) for the growth strategy, replace SSgA Funds Management, Inc. ("SSgA") with Oechsle International Advisors LLC ("Oechsle"); and (3) for the core strategy, replace Citigroup Asset Management Limited ("CAML") with SSgA. The Manager also proposed that Babson Capital Management LLC ("Babson Capital") replace Travelers Investment Management Company ("TIMCO") as the subadviser for the growth strategy of the Small Company Stock Fund.

As required to effect the above recommendations, the Manager proposed that the Board approve new subadvisory agreements with the following three subadvisers:

     - Alliance, for the value strategy of the International Stock Fund;

     - Oechsle, for the growth strategy of the International Stock Fund; and

     - Babson Capital, for the growth strategy of the Small Company Stock Fund.

The Manager also recommended that the Board approve the termination of the agreements with BIAM and CAML for the International Stock Fund, and with TIMCO for the Small Company Stock Fund.

Finally, the Manager recommended that the Board approve an amendment to the existing subadvisory agreement with SSgA for the International Stock Fund. To reflect the change in strategy described above, the proposed amendment would decrease SSgA's subadvisory fee rate by 0.05%.

The Board received and considered a variety of information about Alliance, Oechsle, Babson Capital, and SSgA, including information about the organization and key personnel of each firm; the investment experience, investment philosophies and processes of each firm; their past performance in man-aging other funds and accounts; and their plan for staffing and managing their respective portions of the Funds. The Board also received and considered estimates of the transition costs expected in connection with the proposed subadviser changes.

After presentations by the Manager, the Manager's consultant, Alliance, Oechsle, Babson Capital, and SSgA, the Board, at the February 11, 2005 meeting, voted unanimously to approve the proposed subadvisory agreements with Alliance, Oechsle and Babson Capital, to terminate the prior agreements with CAML, BIAM and TIMCO, and to amend the existing subadvisory agreement with SSgA. In approving the proposed subadvisory agreements, the proposed terminations, and the proposed amendment, the Board approved the following changes in subadvisers for the International Stock Fund and the Small Company Stock Fund:

                            International Stock Fund

Style   Current Subadviser  Replacement Subadviser
-----   ------------------  ----------------------
Core    CAM Ltd.            SSgA
Growth  SSgA                Oechsle
Value   Bank of Ireland     Alliance

                            Small Company Stock Fund

Style   Current Subadviser  Replacement Subadviser
-----   ------------------  ----------------------
Core    SSgA                n/a
Growth  TIMCO               Babson Capital
Value   TCW/Cowen           n/a

The Board determined that the proposed subadvisory agreements, terminations, and amendment were in the best interests of investors in the affected Funds. In making that determination, the Board, including the Independent Directors advised by independent counsel, considered a variety of factors, including those discussed below.

The Nature, Extent and Quality of Services Provided by the Subadvisers

The Board received and considered information regarding the nature, extent and quality of the services that would be provided by the new subadvisers.

The Board considered that the nature and extent of the services under the existing and proposed subadvisory agreements were generally similar and consistent with services generally provided by mutual fund subadvisers. In particular, under both the current and the proposed agreements, each subadviser would provide day-to-day portfolio management services in compliance with the Funds' investment objective and policies.

With respect to the quality of services of each proposed subadviser, the Board considered, among other things, the background and experience of each subadviser's personnel, including the proposed portfolio management team; the proposed investment strategy; information about the advisory firm, its affiliates and its financial condition; and its investment and compliance policies and procedures. The Board received and considered reports from the Manager and its consultant analyzing the proposed subadvisers and the current subadvisers.

The Board received and considered a report from the Company's Chief Compliance Officer ("CCO") regarding her review of the compliance policies and procedures of each proposed subadviser. Based on the CCO's report and review, the Board concluded that the policies and procedures were reasonably designed to prevent violations of the federal securities laws.

The Board concluded that the affected Funds would benefit from the services to be provided by the proposed subadvisers.

Investment Performance of the Affected Funds and the Subadvisers

The Board received and considered information about the investment performance of the affected Funds and about the investment performance of each current subadviser and each proposed subadviser to those Funds. For each affected Fund, the information included quarterly reports provided by the Manager and its consultant on the performance of the Fund and the current subadvisers, as well as comparisons of those performances to benchmarks and to other mutual funds. The Board also received and considered information on the performance of each proposed subadviser using the strategy proposed for each Fund, including comparisons to benchmark indices and other mutual funds using a similar strategy. The Board concluded that the affected Funds would benefit from the proposed subadviser changes.

Costs of Services to be Provided by Subadvisers and Profits to be Realized by Subadvisers

The Board considered information regarding the costs of the services each subadviser would provide under the proposed agreements, as well as estimates of the profits each subadviser and its affiliates would realize thereunder.

The Board considered the proposed Alliance subadvisory fee schedule, which was higher than the fee schedule in place with BIAM, the current value subadviser for the International Stock Fund. The Board considered that, based on the Fund's current assets, the change from BIAM to Alliance would result in an increase in annual subadvisory fees from 0.38% to 0.53% of the Fund's average annual net assets. The Board considered information from the Manager and its consultant comparing the proposed subadvisory fee with industry averages and with the fees that Alliance charged other cli-ents for subadvisory services under a similar strategy. The Board also considered Alliance's estimate of its profitability under the proposed agreement. Based on these factors, the Board concluded that the subadvisory fee under the new agreement with Alliance was reasonable.

The Board considered the proposed Oechsle subadvisory fee schedule, which was lower than the fee schedule in place with SSgA, the current growth subadviser for the International Stock Fund. The Board considered that, based on current assets, the change from SSgA to Oechsle would result in a decrease in annual subadvisory fees from 0.50% to 0.48% of the Fund's average annual net assets. The Board considered information from the Manager and its consultant comparing the proposed subadvisory fee with industry averages and with the fees that Oechsle charged other clients for subadvisory services under a similar strategy. The Board also considered Oechsle's estimate of its profitability under the proposed agreement. Based on these factors, the Board concluded that the subadvisory fee under the new agreement with Oechsle was reasonable.

The Board considered the proposed Babson subadvisory fee schedule, which is higher than the fee schedule in place with TIMCO, the current growth subadviser for the Small Company Stock Fund. The Board considered that, based on current assets, the change from TIMCO to Babson Capital would result in an increase in annual subadvisory fees from 0.50% to 0.68% of the Fund's average annual net assets. The Board considered information from the Manager and its consultant comparing the proposed subadvisory fee with industry averages and with the fees that Babson Capital charges other clients for subadvisory services under a similar strategy. The Board also considered Babson Capital's estimate of its profitability under the proposed agreement. Based on these factors, the Board concluded that the subadvisory fee under the new agreement with Babson Capital was reasonable.

The Board considered the proposed SSgA subadvisory fee schedule, which is lower than both the fee schedule previously in place with SSgA for the International Stock Fund and the fee schedule previously in place with CAML, the current core strategy subadviser for the International Stock Fund. The Board considered that, based on current assets, the change from CAML to SSgA would result in a decrease in annual subadvisory fees from 0.50% to 0.45% of the Fund's average annual net assets. The Board considered information from the Manager and its consultant comparing the proposed subadvisory fee with industry averages and with the fees that SSgA charged other clients for subadvisory services under a similar strategy. The Board also considered SSgA's estimate of its profitability under the proposed amendment. Based on these factors, the Board concluded that the subadvisory fee under the amended agreement with SSgA was reasonable.

Economies of Scale

The Board considered the extent to which each subadviser would realize economies of scale as the Funds grow, and whether the fee levels in the proposed subadvisory agreements would reflect those economies of scale for the benefit of investors. The Board noted that the proposed subadvisory fees included "breakpoints" (i.e., reductions in the percentage fee rate at set levels of net assets). The Board noted that, because subadvisory fees are paid directly by each Fund, investors in the Funds receive the benefit of the breakpoints. Accordingly, the Board concluded that the proposed fee levels provided an opportunity for investors in the Funds to benefit from economies of scale as the Funds grow.

Ancillary Benefits Realized by Subadviser

The Board considered information provided by each subadviser regarding any ancillary benefits received by it and its affiliates as a result of serving as subadviser to the relevant Fund. Each subadviser provided information regarding its soft dollar policies and stated that it did not expect that it or its affiliates would receive any other benefits under the proposed subadvisory agreements. The Board concluded that any ancillary benefits, such as soft dollar benefits, were consistent with benefits usually received by subadvisers to mutual funds.

Conclusion

The Board determined that the proposed subadvisory agreements were in the best interests of investors in the relevant Funds.

ANNUAL RE-APPROVAL OF ADVISORY AGREEMENTS -- MAY 2005

On May 12, 2005, the full Board of the Company, including all the Independent Directors, met in person to consider the annual re-approval of the Company's advisory agreements, including the management agreement with the Manager and the subadvisory agreement with all the current subadvisers (other than the new subadvisers approved at the February meeting and discussed above). Subadvisory agreements with the following subadvisers were considered for annual re-approval:

     - Small Company Stock Fund:

        - TCW Investment Management Company

        - SSgA Funds Management, Inc.

     - Large Company Stock Fund:

        - Wellington Management Company, L.P.

        - Smith Barney Fund Management LLC

        - SSgA Funds Management, Inc.

     - Diversified Bond Fund:

        - Western Asset Management Company

        - Salomon Brothers Asset Management, Inc.

        - SSgA Funds Management, Inc.

The Board received and considered a variety of information about the Manager and the subadvisers, including information about the organization and key personnel of each firm; the investment experience, investment philosophies and processes of each firm; comparative performance, fee and expense information; estimated profitability information; and financial information. The Board also received and considered information that has been provided on an on-going basis, including at regular quarterly Board meetings, including in-person reports from subadviser portfolio managers; quarterly performance reports from the Manager's consultant; quarterly compliance reports from the Company's CCO; and quarterly reports on portfolio brokerage and soft dollar commissions.

After presentations by the Manager and the Manager's consultant, the Board voted unanimously to re-approve the current management and subadvisory agreements. The Board determined that the re-approval of the agreements was in the best interests of investors in the Funds. In making that determination, the Board, including the Independent Directors advised by independent counsel, considered a variety of factors, including those discussed below.

The Nature, Extent and Quality of Services Provided

The Board received and considered information regarding the nature, extent and quality of the services provided by the Manager and the subadvisers.

With respect to the nature and extent of the services, the Board considered, among other things, the services provided by the Manager in overseeing the subadvisers and administering the Funds; and the day-to-day investment management services provided by the subadvisers. The Board considered that the nature and extent of the services under the agreements were consistent with services generally provided by mutual fund advisers.

With respect to the quality of the services, the Board considered, among other things, the background and experience of each adviser's personnel, including the portfolio management team; the investment strategy; information about the advisory firm, its affiliates and its financial condition; and its investment and compliance policies and procedures.

The Board concluded that the Funds benefited from the services provided by the Manager and the subadvisers.

Investment Performance of the Funds

The Board received and considered information about the investment performance of the Funds and each subadviser. The information included quarterly reports provided by the Manager and its consultant on the performance of the Funds and the subadvisers, as well as comparisons of those performances to benchmarks and to performance of other mutual funds. The Board concluded that re-approval of the advisory agreements was appropriate in light of the investment performance of the Funds and the actions taken by the Manager and the subadvisers to improve performance.

Costs of Services to be Provided and Profits to be Realized

The Board received and considered estimates by the Manager of its costs of providing services to the Funds and its profitability, both on a Fund-by-Fund basis and on an overall basis for the Funds. The Board also received and considered information from the subadvisers regarding their estimated profitability. The Board also received and considered information regarding potential ancillary benefits, including brokerage transactions effected by affiliates and soft dollar arrangements. The Board also noted that the Manager does not direct portfolio transactions to specific broker-dealers, and therefore the Manager received no soft dollar or similar benefits. The Board also considered that affiliates of the Manager received distribution and administration fees with respect to the R Shares class.

The Board determined that the current fees for the Manager and the subadvisers were reasonable.

Economies of Scale

The Board considered the extent to which the Manager and the subadvisers would realize economies of scale as the Funds grow, and whether the fee levels in the agreements reflect those economies of scale for the benefit of investors.

The Board noted that the Manager's fee is set at 0.25% of net assets. The Board also received overall comparative fee information and considered the estimates of profitability provided by the Manager. The Board concluded that, although the Manager's fee does not include "breakpoints" (i.e., reductions in the percentage fee rate at set levels of net assets), the fee rate is appropriate at current asset levels.

The Board noted that most of the subadvisory fee rates included breakpoints. The Board noted that, because subadvisory fees are paid directly by the Funds, investors in the Funds receive the benefit of the breakpoints. The Board concluded that the subadvisory fee rates provided an opportunity for investors in the Funds to benefit from economies of scale as the Funds grow.

Personnel and Method of Operations

The Board received and considered information regarding the personnel and method of operations of the Manager and each subadviser. The Board also noted that the Manager and the subadvisers provided detailed information to the Board regarding their compliance policies and procedures in October 2004. The Board also considered compliance information provided since October 2004. The Board concluded that the Funds benefited from the personnel and method of operations of the advisers.

Overall Expenses of the Funds

The Board received and considered information regarding overall expenses of the Funds. The Manager provided comparative fee information based on industry expense data received from its consultant. The Board also considered comparative fee information provided by each subadviser. The Board concluded that the advisory fees and overall expense ratios for the Funds were reasonable.

Broker and Portfolio Transactions

The Board received and considered information regarding subadviser policies for the selection of broker-dealers for portfolio transactions, including information on the best execution standard, soft dollar arrangements, and use of affiliated broker-dealers. The Manager also provided information regarding its brokerage recapture program. The Board determined that the brokerage polices and practices of the Funds and their subadvisers were reasonable.

Financial Condition

The Manager and each subadviser provided information regarding its financial condition. The Board concluded that the financial condition of the advisers was satisfactory.

Potential Conflicts of Interest

The Board considered information provided by the Manager and the subadvisers regarding potential conflicts of interest and current legal matters. The Board concluded that any potential conflicts of interest did not warrant changes to the Manager or the subadvisers.

Conclusion

Based on the factors discussed above, the Board determined that continuation of the current agreements was in the best interests of investors in the Funds.

                      ADDITIONAL REPORTS AND PROXY VOTING

        The CitiStreet Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q reports for the CitiStreet Funds are available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

        The policies and procedures that the CitiStreet Funds use to determine how to vote proxies relating to portfolio securities, plus information regarding how the CitiStreet Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are both available without charge, upon request by calling toll free 1-800-242-7884 or on the SEC's website at http://www.sec.gov.

                                      [THE
                                 CITISTREET(SM)
                                  FUNDS LOGO]

                                [GLOBE GRAPHIC]

            (C) Copyright 1993-2005 CitiStreet Funds Management LLC

This report must be preceded or accompanied by the prospectus for the CitiStreet
                                     Funds
        for individuals that are not current shareholders of the Funds.

ITEM 2.           Code of Ethics

                  During the period covered by the report, there was no amendment to the Code or any waivers granted from its provisions.

ITEM 3.           Audit Committee Financial Expert

                  Not applicable.

ITEM 4.           Principal Accountant Fees and Services

                  Not applicable.

ITEM 5.           Audit Committee of Listed Registrants

                  Not applicable.

ITEM 6.           Schedule of Investments

                  Not applicable.

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

                  Not applicable.

ITEM 8.           Portfolio Managers of Closed-End Management Investment
                  Companies.

                  Not applicable.

ITEM 9 Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

                  Not applicable.

ITEM 10           Submission of Matters to a Vote of Security Holders

                  Not applicable.

ITEM 11.          Controls and Procedures

(a) Within the 90-day period prior to the filing date of this report, the registrant's chief executive and financial officers evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based upon that evaluation, the registrant's chief executive and financial officers concluded that the registrant's disclosure controls and procedures are functioning effectively to provide reasonable assurance that the registrant can meet its obligations to disclose in a timely manner material information required to be included in the registrant's reports on Form N-CSR.

(b) There have been no significant changes in the registrant's internal control over financial reporting or in other factors which could significantly affect internal control over financial reporting subsequent to the date the chief executive and financial officers carried out their evaluation.

ITEM 12.          Exhibits

(a)(1)            Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) and Section 906 by the chief executive and financial officers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              CitiStreet Funds, Inc.

Date:    August 17, 2005                      By:      /s/ Paul S. Feinberg
                                                       --------------------
                                                       Paul S. Feinberg
                                                       President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date:    August 17, 2005                      By:      /s/ Robert C. Dughi
                                                       -------------------
                                                       Robert C. Dughi
                                                       Chairman of the Board

Date:    August 17, 2005                      By:      /s/ Paul S. Feinberg
                                                       --------------------
                                                       Paul S. Feinberg
                                                       President

Date:    August 17, 2005                      By:      /s/ Matthew Riordan
                                                       -------------------
                                                       Matthew Riordan
                                                       Treasurer and Chief
                                                       Financial Officer

                                  EXHIBIT LIST

(a)(2) Certifications pursuant to Rule 30a-2(a) and Section 906 by the chief executive and financial officers.